Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.59%
California-97.19%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	$1,070	$1,108,900
Alameda (County of), CA Transportation Commission, Series 2022, RB	5.00%	03/01/2045	815	874,466
Alameda County Fire Department, Series 2025, GO Bonds	5.25%	06/01/2055	500	545,723
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	340	360,727
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	945	907,588
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	1,505	1,587,582
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	40	39,748
Anaheim Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.63%	08/01/2052	135	138,016
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	50	47,154
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	1,615	1,739,622
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	1,175	1,253,551
Bay Area Toll Authority, Series 2025 F-2, RB	5.00%	04/01/2041	105	119,901
Bay Area Toll Authority, Series 2025 F-2, RB	5.00%	04/01/2043	255	283,621
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	55	60,545
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	150	163,533
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	515	556,256
Bay Area Toll Authority (Green Bonds), Series 2025 F, RB	5.00%	04/01/2044	75	82,777
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	220	208,179
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,625	3,630,748
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	2,570	2,482,237
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	655	628,477
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	1,455	1,087,620
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	3,610	2,455,516
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	1,830	1,926,300
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.25%	04/01/2054	615	657,796
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-2, RB	4.13%	04/01/2054	1,735	1,691,250
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	350	293,063
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	1,400	1,490,548
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2048	365	381,570
Burbank (City of), CA, Series 2023, RB	5.00%	06/01/2053	35	36,452
Burbank Unified School District (Election of 2024), Series 2025, GO Bonds	5.00%	08/01/2054	225	239,921
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	1,290	1,218,696
Butte-Glenn Community College District, Series 2025 D, GO Bonds	5.00%	08/01/2050	105	113,176
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	25	18,417
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	260	259,846
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	265	264,842
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	2,810	2,763,491
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	735	717,228
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	165	160,955
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	1,735	1,703,794
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	1,325	1,334,611
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	1,215	971,381
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	195	190,179
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	900	906,329
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	1,120	1,127,057
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	460	447,239
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	2,380	2,440,014
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	485	427,971
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	2,075	2,081,306
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	205	203,738
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	1,000	1,036,117
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	20	19,537
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,200	1,236,823
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	400	310,283
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	145	127,647
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	1,050	1,050,028
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	375	365,739
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	1,635	1,322,108
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,260	1,242,889
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	$180	$177,556
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	40	27,877
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	420	325,479
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,970	2,301,600
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	2,230	2,172,661
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	1,185	915,295
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	290	278,089
California (State of), Series 2020, Ref. GO Bonds	3.00%	11/01/2040	180	163,521
California (State of), Series 2020, Ref. GO Bonds	4.00%	11/01/2040	315	321,381
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	25	28,107
California (State of), Series 2021, GO Bonds(b)(c)	5.00%	12/01/2030	15	16,864
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	580	437,073
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	400	337,681
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	1,225	1,300,279
California (State of), Series 2021, GO Bonds	3.00%	12/01/2046	1,085	873,735
California (State of), Series 2021, GO Bonds	5.00%	12/01/2046	510	534,814
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	635	446,735
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	240	187,366
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	4,100	4,445,065
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	2,230	2,263,496
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	1,330	1,434,532
California (State of), Series 2022 CU, GO Bonds	4.75%	12/01/2042	2,140	2,272,372
California (State of), Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,710	1,765,725
California (State of), Series 2022 CU, GO Bonds	5.50%	12/01/2052	785	824,998
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	1,520	1,608,177
California (State of), Series 2022, GO Bonds	5.25%	09/01/2047	1,545	1,664,354
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	3,175	3,106,127
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	2,620	2,015,822
California (State of), Series 2022, GO Bonds	4.25%	09/01/2052	930	929,989
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	3,000	3,163,180
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	115	116,515
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	2,550	2,628,987
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	5	5,421
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	2,230	2,261,074
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	1,425	1,552,127
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	350	361,219
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,325	1,445,821
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	2,455	2,636,399
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	2,300	2,509,468
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	3,035	2,960,493
California (State of), Series 2023, GO Bonds	5.25%	10/01/2050	2,650	2,855,239
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	3,265	3,518,929
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	2,145	2,177,155
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	1,320	1,381,575
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	2,475	2,712,585
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	5,185	5,221,060
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	2,545	2,775,964
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	290	323,585
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	805	878,974
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,005	1,097,352
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	900	885,226
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	4,760	5,098,155
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,500	1,467,187
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	750	804,113
California (State of), Series 2024, GO Bonds	4.00%	09/01/2052	2,000	1,939,352
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,500	1,594,798
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	190	183,411
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	380	412,475
California (State of), Series 2024, GO Bonds	5.50%	08/01/2054	585	646,934
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,520	1,665,591
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	$545	$597,236
California (State of), Series 2025, GO Bonds	5.00%	03/01/2042	1,235	1,379,879
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	1,790	1,978,984
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	4,050	4,460,128
California (State of), Series 2025, GO Bonds	4.13%	03/01/2049	20	19,820
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	3,300	3,551,361
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	4,705	5,032,001
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	895	975,592
California (State of) Educational Facilities Authority (Art Center College of Design), Series 2018 A, Ref. RB	5.00%	12/01/2044	1,000	1,005,341
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	160	154,318
California (State of) Educational Facilities Authority (Saint Mary’s College of California), Series 2023, Ref. RB	5.50%	10/01/2053	1,350	1,301,973
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	7,350	7,856,435
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-3, RB	5.00%	06/01/2043	3,000	3,522,766
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	4,075	4,727,587
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	2,850	3,285,742
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	5,800	6,651,558
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	2,000	2,282,160
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	560	365,127
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	65	68,447
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	570	572,606
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,008,831
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,795	1,664,146
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	940	1,009,440
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	530	541,836
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	1,380	1,472,075
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	2,170	2,352,861
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	1,255	1,151,263
California (State of) Health Facilities Financing Authority (Cedars Sinai Health System), Series 2021, Ref. RB	5.00%	08/15/2041	1,195	1,298,083
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	2,275	2,404,936
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	2,220	1,655,762
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	3.25%	08/15/2039	1,000	937,522
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	4.00%	08/15/2039	25	25,011
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	7,920	7,346,024
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	700	703,314
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2047	25	24,625
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	1,170	864,706
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	125	131,315
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,345	1,249,946
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	5.00%	11/15/2049	$1,920	$1,928,033
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	1,295	1,229,820
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2045	1,955	1,836,125
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	770	822,413
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB(b)(c)	4.00%	04/01/2030	35	37,263
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	2,980	2,727,404
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2024 A, RB	5.00%	12/01/2054	1,225	1,274,080
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	785	787,824
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	255	246,358
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2047	525	529,423
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	6,700	6,383,746
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	4,330	4,920,595
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2051	195	176,878
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,135	1,139,534
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	145	146,288
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	1,850	1,728,226
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	1,075	1,032,790
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	1,000	790,940
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	1,145	1,011,951
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 B, RB	5.00%	10/01/2044	1,200	1,200,596
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	4,345	3,269,336
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	1,805	1,606,260
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	1,180	1,006,192
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2040	105	118,238
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2041	1,170	1,306,272
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2042	460	508,602
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	1,190	1,303,511
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	1,135	1,234,824
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	5.00%	08/15/2054	550	550,147
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	2,050	2,050,628
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,405	2,248,677
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2025 A, Ref. RB	5.25%	08/15/2054	2,000	2,175,973
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	2,300	2,259,376
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,035	1,041,622
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	1,425	1,312,155
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	5.00%	11/15/2048	1,325	1,340,219
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	2,030	1,983,675
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	1,945	1,902,115
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	955	975,482
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	$1,000	$1,025,199
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,235	1,289,508
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,275	1,317,687
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	50	51,616
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2041	35	35,874
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	155	157,496
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2043	140	141,214
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2044	1,055	1,058,055
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	1,085	1,081,545
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	525	513,079
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	405	387,591
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	35	32,289
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	675	720,424
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	55	58,029
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	3.00%	07/01/2050	2,000	1,482,901
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	1,475	1,426,595
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	125	127,467
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	855	884,433
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	1,175	1,202,901
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	650	661,859
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	555	591,611
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,470	1,475,687
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	655	701,904
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	1,000	1,010,516
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	245	228,437
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	2,581,937
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	155	116,328
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	1,500	1,309,285
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,380	1,320,584
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,200	1,209,064
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	1,000	1,003,357
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,003,979
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	$105	$93,077
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	1,000	951,717
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2051	1,000	761,549
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	1,100	818,129
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,200	1,203,740
California (State of) Municipal Finance Authority (Humangood - California Obligated Group), Series 2021, RB	4.00%	10/01/2049	1,000	888,963
California (State of) Municipal Finance Authority (Inland Regional Center), Series 2015, Ref. RB	5.00%	06/15/2045	200	200,066
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates), Series 2019, RB, (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	685	702,209
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	630	632,338
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,080	1,024,225
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	500,487
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,019,590
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	1,900	1,958,844
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	515	542,728
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2054	475	489,938
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	1,000	1,001,195
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2052	1,000	995,723
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,010	1,014,565
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(d)	5.00%	11/21/2045	1,000	1,012,690
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital), Series 2017, Ref. RB	5.00%	10/15/2047	1,000	994,075
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	800	845,565
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	1,585	1,482,183
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	1,335	1,271,692
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	625	635,349
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	1,325	1,290,301
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,130	2,244,726
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2041	40	44,589
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	575	634,946
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	1,375	1,503,716
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	975	1,056,643
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,055	1,138,101
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	4,815	5,123,044
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	225	234,594
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	1,910	1,860,740
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2041	5	5,632
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.25%	04/01/2042	35	39,769
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2043	990	1,092,024
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2044	45	49,146
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	2,615	2,785,577
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2043	500	554,212
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2044	225	246,803
California (State of) Public Works Board (Various Capital), Series 2025, RB	5.00%	04/01/2045	35	38,032
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	410	363,438
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	2,000	1,466,158
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	1,450	1,372,626
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	$1,000	$731,929
California (State of) Statewide Communities Development Authority (Enloe Medical Center), Series 2022 A, RB, (INS - AGI)(a)	5.25%	08/15/2052	1,000	1,027,818
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	300	300,767
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	3.00%	04/01/2046	1,250	965,489
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	15	9,908
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	4.00%	04/01/2051	300	263,452
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	1,960	1,871,702
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	1,635	1,577,289
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,940	1,802,956
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	1,795	1,622,582
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,045	1,048,638
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	850	750,855
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	275	276,249
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	1,110	1,156,883
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,435	1,521,646
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	160	142,248
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	365	365,822
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	5.00%	01/01/2048	1,475	1,497,459
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	155	155,554
California (State of) Statewide Communities Development Authority (Sequoia Living Projects), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,000	1,053,731
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	500	502,532
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	325	321,935
California State University, Series 2015 A, Ref. RB	5.00%	11/01/2047	25	25,000
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	1,650	1,659,734
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	1,365	1,334,904
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	710	712,895
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	1,685	1,720,208
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	40	40,624
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	15	15,574
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	1,030	1,057,473
California State University, Series 2019 A, RB	5.00%	11/01/2044	50	52,280
California State University, Series 2019 A, RB	5.00%	11/01/2049	1,000	1,033,482
California State University, Series 2020 C, RB	4.00%	11/01/2045	2,110	2,074,705
California State University, Series 2023 A, RB	5.25%	11/01/2048	870	943,116
California State University, Series 2023 A, RB	5.25%	11/01/2053	1,675	1,801,831
California State University, Series 2024 A, GO Bonds	4.00%	11/01/2049	645	622,265
California State University, Series 2024 A, RB	5.50%	11/01/2045	1,590	1,793,561
California State University, Series 2024 A, RB	5.50%	11/01/2046	1,280	1,436,131
California State University, Series 2024 A, RB	5.50%	11/01/2049	215	238,713
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2024 A, RB	4.00%	11/01/2055	$745	$705,252
California State University, Series 2024 A, RB	5.50%	11/01/2055	2,925	3,226,040
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2040	10	11,549
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2041	1,030	1,176,444
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	685	773,294
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	2,400	2,677,117
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	905	995,051
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	1,250	1,368,202
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	635	690,936
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	2,965	3,245,711
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	1,885	1,931,033
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	1,440	1,568,969
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	60	48,438
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	190	180,778
Cerritos Community College District (Election of 2012), Series 2019 C, GO Bonds	3.00%	08/01/2044	95	79,055
Cerritos Community College District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2049	80	78,014
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	1,345	1,322,981
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	820	885,347
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	105	117,432
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	940	904,331
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,000,649
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	80	81,294
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	675	645,162
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	5.25%	08/01/2052	535	569,602
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	425	404,817
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	385	382,713
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	1,500	1,231,203
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	1,220	1,259,899
Chino Valley Unified School District (Election of 2016), Series 2022 C, GO Bonds	4.00%	08/01/2055	670	635,464
Chino Valley Unified School District (Election of 2016), Series 2024 D, GO Bonds	5.00%	08/01/2055	1,400	1,480,664
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	100	98,435
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,365	1,459,360
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	85	89,118
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	2,235	2,163,457
Clovis Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	794,022
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	1,515	1,478,916
Coachella Valley Unified School District (Election of 2005), Series 2016 F, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2046	100	100,647
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	140	140,098
College of the Sequoias Community College District (Visalia Area Improvement District No. 2), Series 2024, GO Bonds	5.00%	08/01/2054	1,000	1,056,878
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	1,295	1,253,608
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	25	24,922
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	20	19,477
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	1,750	1,681,070
Del Mar Union School District (Election of 2018), Series 2022 B, GO Bonds	4.00%	08/01/2046	705	707,797
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	905	868,552
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	1,050	1,007,713
Desert Sands Unified School District (Election Of 2014), Series 2025, GO Bonds	4.00%	08/01/2050	15	14,588
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	1,045	1,025,016
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	490	464,604
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	2,185	2,178,134
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	465	466,522
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	505	516,636
East Bay Municipal Utility District (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	1,185	1,207,006
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2049	5	5,174
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	1,280	1,371,378
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	835	885,088
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,079,280
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	3,530	3,781,005
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.25%	07/01/2042	20	20,616
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Eastern Municipal Water District Financing Authority, Series 2017 D, RB	5.00%	07/01/2047	$2,000	$2,038,146
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	155	158,755
El Dorado Irrigation District, Series 2024 A, COP	4.00%	03/01/2050	385	362,205
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	675	766,982
Elk Grove Unified School District, Series 2016, Ref. COP, (INS - BAM)(a)	3.13%	02/01/2040	245	225,869
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	750	757,037
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2046	30	29,099
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	170	163,597
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	140	136,531
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,845	2,838,645
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	495	490,339
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2050	25	26,693
Fontana Public Facilities Financing Authority, Series 2025 A, Ref. RB	5.00%	11/01/2055	5	5,314
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,700	1,853,336
Foothill-De Anza Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2040	2,000	2,000,396
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	1,165	1,130,589
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	4,835	4,692,186
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,746	1,747,183
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,170	1,987,563
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-2, Ref. RB	3.50%	01/15/2053	1,500	1,268,636
Fremont Union High School District, Series 2015, GO Bonds	4.00%	08/01/2044	1,000	989,997
Fremont Union High School District, Series 2015, Ref. GO Bonds	4.00%	08/01/2040	10	10,001
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,110	3,083,485
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	760	749,338
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	190	190,046
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	1,110	1,067,747
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	2,020	1,900,073
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	510	476,423
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	75	79,581
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,565	1,483,746
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	500	522,140
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	2,025	2,114,665
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	330	346,328
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	300	233,524
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	2,405	2,292,612
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	625	493,520
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2044	1,000	1,033,272
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	650	639,359
Hacienda La Puente Unified School District (Election of 2016), Series 2023 A, GO Bonds	5.00%	08/01/2047	665	703,409
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	1,540	1,533,273
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	190	190,026
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	600	617,858
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	1,415	1,408,697
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	720	700,025
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	305	289,165
Hayward Unified School District, Series 2022, COP	5.25%	08/01/2052	25	25,301
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	930	891,724
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	1,310	1,241,988
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	775	817,928
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	1,200	1,210,184
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	590	592,294
Inland Valley Development Agency, Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,007,408
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2044	1,000	1,007,528
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	5.25%	09/01/2053	370	389,970
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 10), Series 2023, RB, (INS - BAM)(a)	4.00%	09/01/2058	695	642,525
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	35	35,163
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	$2,500	$2,413,931
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023, RB	5.25%	05/01/2043	60	60,341
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	965	1,028,819
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	2,060	1,921,289
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023, RB, (INS - BAM)(a)	5.00%	09/01/2048	1,220	1,288,841
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	25	25,298
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	50	46,605
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	1,750	1,742,590
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	395	314,387
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	140	131,659
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	335	311,772
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	2,000	1,670,167
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	445	452,736
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,025	1,070,653
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	355	368,758
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2040	15	17,285
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2043	1,015	1,131,075
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,315	2,480,577
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	1,305	1,428,007
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	2,895	3,125,638
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	300	283,701
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,525	1,464,932
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	2,000	2,139,185
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	450	350,286
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	105	79,167
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	2,690	2,592,027
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	1,485	1,422,799
Los Angeles (City of), CA, Series 2017 A, RB	4.00%	06/01/2042	25	25,035
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	945	969,297
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	3,035	3,325,066
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	2,370	2,534,669
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	1,000	1,105,301
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	10	10,997
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	85	97,251
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	10	11,313
Los Angeles (City of), CA, Series 2025 E, RB	5.00%	05/15/2050	1,000	1,062,749
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	1,500	1,614,653
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	10	11,165
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	745	758,269
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	805	857,095
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	200	189,679
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2042	125	140,694
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2044	660	729,770
Los Angeles (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2045	1,005	1,106,424
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2043	500	523,134
Los Angeles (City of), CA Department of Airports, Series 2018, Ref. RB	5.00%	05/15/2048	20	20,580
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	350	336,901
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	685	710,350
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2049	1,005	1,028,353
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,780	1,891,193
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	980	1,023,172
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	$215	$206,953
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	1,190	1,246,035
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB(b)(c)	5.00%	01/01/2026	2,200	2,204,782
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB(b)(c)	5.00%	01/01/2026	265	265,576
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,500,464
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,000	1,000,343
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	2,350	2,375,501
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	15	15,090
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	1,070	1,083,281
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	1,495	1,506,905
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	1,295	1,234,616
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	1,460	1,482,954
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,023,548
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	1,695	1,735,548
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2048	1,000	1,014,453
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	1,200	1,228,707
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2048	680	689,828
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.00%	07/01/2045	460	469,939
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2042	605	627,169
Los Angeles (City of), CA Department of Water & Power, Series 2019 C, RB	5.00%	07/01/2049	1,015	1,034,421
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	350	359,955
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	2,235	2,277,764
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	615	647,175
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	55	56,287
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	905	935,488
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	250	255,852
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	1,205	1,274,296
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,770	1,828,504
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	410	423,552
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	790	811,336
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	1,225	1,255,909
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2040	1,085	1,145,485
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	1,140	1,199,641
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2045	760	790,578
Los Angeles (City of), CA Department of Water & Power, Series 2021, RB	5.00%	07/01/2051	2,465	2,532,606
Los Angeles (City of), CA Department of Water & Power, Series 2022 A, RB	5.00%	07/01/2051	90	92,468
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	325	345,696
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	380	401,465
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	2,040	2,113,318
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	1,050	1,090,216
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2052	1,000	1,031,095
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2040	35	37,523
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	710	752,166
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	110	115,796
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2047	1,050	1,087,541
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	1,530	1,443,777
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	60	64,324
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2040	370	398,609
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	665	709,956
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	20	21,450
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	680	720,384
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	1,130	1,201,959
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	560	591,633
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	1,265	1,331,659
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	1,105	1,147,323
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	1,235	1,273,403
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.00%	07/01/2049	665	689,787
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,235	1,298,859
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2023 B, RB	5.25%	07/01/2053	$30	$31,464
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	905	979,266
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	345	369,847
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	615	654,269
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	935	970,780
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	750	775,844
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	280	296,850
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	1,225	1,302,534
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2041	60	65,202
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	700	753,250
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	380	405,622
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	945	1,001,870
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	550	577,223
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2049	515	535,253
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	895	958,481
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	655	693,199
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	1,465	1,535,269
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2050	420	436,948
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	500	519,451
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	1,500	1,563,658
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2054	1,500	1,556,195
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB	5.00%	07/01/2050	2,000	2,084,541
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2045	5	5,427
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2053	1,000	1,043,817
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	1,355	1,391,707
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	425	437,509
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2042	1,170	1,201,695
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,020	2,102,234
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	1,190	1,190,100
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	950	950,603
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	245	255,753
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	1,095	1,131,196
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	315	349,879
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	600	640,504
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	100	110,880
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	565	528,920
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	260	280,511
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	395	434,434
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	20	22,700
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	45	49,550
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	10	10,918
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	1,000	1,083,560
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	1,015	1,094,980
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	2,985	3,256,832
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	1,005	1,089,667
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.50%	12/01/2054	1,500	1,660,593
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	2,175	2,143,565
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	815	855,984
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	3.00%	12/01/2050	595	451,921
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	600	578,573
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	100	100,032
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	250,965
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	1,100	1,042,493
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	1,015	1,098,393
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	1,165	1,253,485
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	500	537,604
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	$760	$790,563
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	2,175	2,098,655
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,075	1,074,035
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,110	895,918
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2040	10	10,169
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,180	6,174,452
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	110	107,893
Los Angeles Unified School District (Sustainability Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2041	370	419,745
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	765	795,503
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	4.00%	07/01/2040	205	204,996
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	2,255	2,344,913
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	85	93,171
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	1,565	1,678,765
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,185	1,279,747
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	115	129,546
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	3,060	3,319,562
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	125	140,189
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	400	439,125
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	790	883,883
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	1,660	1,839,402
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	1,175	1,289,357
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	1,690	1,845,348
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,635	1,580,209
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	1,470	1,602,239
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	100	82,116
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	2,400	2,334,343
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	50	50,161
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	1,150	1,227,696
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	440	420,973
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	1,005	1,027,661
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,325	2,174,388
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	800	840,206
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	805	836,040
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	1,200	1,274,284
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	810	849,338
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	1,100	1,177,888
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2053	1,125	1,195,915
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	1,105	1,187,536
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	835	811,478
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	1,040	978,255
Modesto High School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2050	165	180,434
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	695	755,992
Montebello Unified School District, Series 2022 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	210	218,773
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	595	581,252
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	400	382,085
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	510	398,023
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	620	606,417
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2052	630	669,614
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	2,955,119
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	80	73,773
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	100	91,163
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGI)(a)	5.00%	08/01/2048	225	230,099
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	2,890	2,792,902
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	735	769,843
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	1,000	966,402
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	400	436,412
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	1,345	1,346,140
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center), Series 2025 A, RB	5.00%	05/01/2055	1,000	1,040,849
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	$2,210	$2,193,612
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	75	72,589
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	1,000	991,123
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,200	1,279,572
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	160	162,512
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	610	598,297
North Orange County Community College District (Election of 2014), Series 2019 B, GO Bonds	4.00%	08/01/2044	50	49,954
Norwalk-La Mirada Unified School District (Election of 2014), Series 2021 E, GO Bonds	3.00%	08/01/2050	100	77,053
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	1,000	960,611
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	300	226,869
Oakland (City of), CA, Series 2023 D, GO Bonds	5.50%	07/15/2053	570	617,921
Oakland Unified School District (Election of 2012), Series 2019 A, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2040	65	59,272
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	1,000	1,076,167
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	2,155	2,098,356
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	210	210,009
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2045	500	489,057
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	675	633,968
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	75	80,394
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	900	910,808
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	215	233,709
Ontario (City of), CA Public Financing Authority (Civic Center Improvements), Series 2022 A, RB, (INS - AGI)(a)	5.00%	11/01/2052	1,545	1,612,018
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	300	315,693
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	500	500,655
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	3,015	2,923,534
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,600	1,469,798
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	45	44,432
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	5.25%	08/01/2045	2,000	2,048,129
Palomar Community College District (Election of 2006), Series 2017 D, GO Bonds	4.00%	08/01/2046	100	98,214
Palomar Community College District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	2,550	2,490,455
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	5.00%	08/01/2048	1,600	1,696,535
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	580	556,144
Pasedena (City of), CA, Series 2025, GO Bonds	5.00%	09/01/2054	65	69,555
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	1,000	1,057,298
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	30	31,409
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	1,500	1,625,032
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	675	676,262
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	805	787,240
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	65	52,323
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	485	464,306
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	20	20,016
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	1,020	1,038,429
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	500	528,065
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	5	5,282
Redondo Beach Unified School District (Election of 2024), Series 2025, GO Bonds	4.63%	08/01/2055	40	41,147
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	35	37,125
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	810	880,592
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	1,100	1,107,876
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	810	683,663
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	700	680,142
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2047	2,680	2,690,675
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,102,838
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	485	525,106
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	2,460	2,462,767
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	6,740	7,072,999
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	6,235	5,840,543
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	1,400	1,176,761
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,000	1,072,071
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	1,210	1,217,129
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	660	718,430
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
River Islands Public Financing Authority, Series 2022 A-1, Ref. RB, (INS - AGI)(a)	5.25%	09/01/2052	$1,500	$1,588,528
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	560	601,725
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	4.25%	09/01/2047	110	107,609
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,500	1,612,277
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor), Series 2017 A, Ref. RB, (INS - BAM)(a)	4.00%	10/01/2040	200	201,092
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	2,250	2,061,129
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	2,015	1,496,640
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2050	135	130,485
Riverside Community College District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	750	716,769
Riverside County Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	250	226,336
Riverside Unified School District (Election of 2016), Series 2019 B, GO Bonds	4.00%	08/01/2042	565	565,576
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	190	195,662
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	1,200	1,226,912
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	240	182,018
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	3,000	3,026,729
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	1,140	1,136,285
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	5.00%	08/15/2050	4,060	4,228,943
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	630	673,954
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	1,025	1,086,832
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	800	858,345
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,185	1,260,612
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	1,660	1,565,503
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	540	572,315
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2047	880	935,258
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.50%	08/01/2052	1,000	1,051,364
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	985	1,036,158
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	1,275	1,218,357
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	270	286,308
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	260	280,746
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	2,415	2,542,420
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	1,120	1,200,711
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	70	73,976
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	855	887,936
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	410	389,525
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	1,190	1,170,236
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	920	898,484
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	720	594,631
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	1,140	1,126,248
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	1,055	1,042,273
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	1,000	1,046,297
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	510	542,906
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	1,155	1,213,014
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	400	410,400
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	520	537,793
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	670	668,725
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	500	530,978
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	335	351,183
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	5.25%	08/01/2048	245	265,702
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	350	341,752
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	640	621,631
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	85	91,010
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,025	1,085,893
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2051	500	535,210
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	$1,500	$1,600,736
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	825	864,916
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	1,055	1,021,133
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	510	544,983
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	1,090	1,164,334
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	1,000	1,055,728
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	1,010	1,095,000
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	110	112,255
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	1,000	1,014,170
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,370	1,419,125
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	1,000	1,026,468
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	695	728,773
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	1,245	1,178,249
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	980	1,015,703
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	2,465	2,312,168
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	85	87,670
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	25	27,219
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2055	500	541,494
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	1,000	1,003,668
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, RB	3.00%	08/01/2049	545	430,985
San Diego (County of), CA Regional Transportation Commission, Series 2025 A, Ref. RB	5.00%	10/15/2050	1,425	1,521,134
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	770	820,613
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	470	532,175
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	715	801,383
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	540	598,595
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	680	749,298
San Diego Community College District, Series 2025 A-1, GO Bonds	4.00%	08/01/2050	2,205	2,101,200
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	4,615	4,955,229
San Diego Unified School District, Series 2019 C-2, GO Bonds	3.00%	07/01/2044	160	131,568
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	1,000	996,504
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	455	304,254
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	1,545	1,190,986
San Diego Unified School District (Election of 20012) (Green Bonds), Series 2017, GO Bonds	3.13%	07/01/2040	90	83,862
San Diego Unified School District (Election of 2008), Series 2023, GO Bonds	5.00%	07/01/2048	40	42,781
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	4.00%	07/01/2045	190	186,856
San Diego Unified School District (Election of 2012), Series 2016, GO Bonds	4.00%	07/01/2045	30	29,504
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	1,050	931,171
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	4,005	3,883,858
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	5	5,087
San Diego Unified School District (Election of 2012), Series 2019 L, GO Bonds	4.00%	07/01/2049	1,585	1,538,803
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	1,195	1,156,906
San Diego Unified School District (Election of 2012), Series 2025, Ref. GO Bonds	5.00%	07/01/2042	60	71,387
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	1,480	1,455,678
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	310	256,990
San Diego Unified School District (Election of 2018), Series 2020 D-2, GO Bonds	4.00%	07/01/2050	1,165	1,127,862
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2022 F-2, GO Bonds	4.25%	07/01/2052	260	260,151
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	375	413,103
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,575	1,684,492
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,335	3,200,823
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	3,655	3,507,948
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2053	530	559,781
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,525	1,455,133
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	4.00%	07/01/2045	60	59,485
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	1,670	1,793,318
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2046	$890	$975,163
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	940	1,023,986
San Diego Unified School District (Green Bonds), Series 2022, GO Bonds	4.25%	07/01/2047	100	100,656
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	15	13,024
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	4.00%	05/01/2052	95	89,107
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	455	473,216
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	1,080	1,168,526
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	2,570	2,580,049
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,980	3,017,897
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	1,625	1,658,627
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	1,070	1,097,657
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	960	985,846
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	40	42,967
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	30	31,695
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	1,000	1,060,950
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	1,335	1,313,474
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	195	204,168
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	1,065	1,124,930
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	1,130	1,130,838
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	40	41,264
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2020 A, RB	5.00%	11/01/2050	1,000	1,037,006
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	20	21,377
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	110	117,117
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	65	68,872
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	205	199,323
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2048	50	48,321
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	100	96,190
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	970	927,352
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	40	38,082
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	90	92,232
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	985	1,052,674
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	3,365	3,554,357
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	600	455,073
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	485	463,644
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	1,535	1,666,172
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	1,220	1,306,388
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	500	508,112
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	2,505	2,708,172
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2051	1,500	1,597,812
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	3,250	3,442,973
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	40	38,239
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	975	947,366
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	1,340	1,274,561
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	5.00%	03/01/2051	$5	$5,184
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	50	41,315
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2017 D, GO Bonds	4.00%	08/01/2042	270	270,232
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2045	20	22,055
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	140	142,535
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	3,160	2,408,497
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2042	1,000	885,506
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	1,610	1,572,347
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.25%	08/01/2052	3,270	3,254,714
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022, GO Bonds	5.25%	08/01/2047	1,230	1,321,244
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	295	227,401
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	465	462,154
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	605	597,362
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	3,130	3,054,179
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	2,230	2,429,193
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	410	409,685
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	3,050	2,806,079
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2044	500	500,230
San Joaquin Hills Transportation Corridor Agency, Series 2014 B, Ref. RB	5.25%	01/15/2049	1,100	1,100,462
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	470	477,638
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	60	60,674
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	280	292,574
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	335	359,199
San Jose (City of), CA Financing Authority (Green Bonds), Series 2022 B, RB	5.00%	11/01/2052	530	560,796
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	115	114,101
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	1,115	1,117,647
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	225	219,148
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	2,080	1,995,075
San Leandro Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.25%	08/01/2048	1,350	1,439,647
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	610	591,205
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	220	212,727
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	1,300	1,295,951
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	750	819,526
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	2,925	3,176,661
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	890	890,061
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	1,035	1,078,320
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	515	533,854
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	300	242,202
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	720	689,312
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	1,655	1,712,972
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2046	1,000	717,361
San Mateo Foster City School District, Series 2021 A, GO Bonds	2.50%	08/01/2051	1,000	671,684
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	415	408,169
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2051	50	48,467
San Mateo Foster City School District (Election of 2014), Series 2018 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2043	1,270	1,279,337
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	1,100	1,171,266
San Mateo Union High School District, Series 2021 B, GO Bonds	2.00%	09/01/2045	1,000	652,268
San Mateo Union High School District, Series 2021 B, GO Bonds	2.13%	09/01/2048	300	190,377
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	145	146,814
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	1,100	1,072,740
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	$10	$9,457
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	225	221,003
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	930	760,943
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	275	221,172
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	155	148,254
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,205	1,063,545
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	4.00%	07/01/2048	215	212,661
Santa Clara Valley Water District, Series 2016 A, Ref. RB(b)(c)	5.00%	12/01/2025	390	390,000
Santa Clarita Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2046	85	82,446
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	445	345,490
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	20	21,546
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	335	320,691
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	325	325,481
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	35	36,257
Santa Monica-Malibu Unified School District, Series 2019, GO Bonds	3.00%	08/01/2049	5	3,910
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	1,250	1,329,289
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	530,025
Santa Rosa High School District, Series 2025 B, GO Bonds	5.25%	08/01/2050	500	542,348
Santa Rosa High School District, Series 2025 B, GO Bonds	4.75%	08/01/2054	695	715,405
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	10	10,509
Simi Valley Unified School District, Series 2020 C, GO Bonds	4.00%	08/01/2050	130	122,979
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	967,269
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	530	521,984
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	640	614,618
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	535	519,651
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,905	1,981,637
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.25%	07/01/2053	2,545	2,676,596
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	365	388,917
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	1,125	1,173,135
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.25%	07/01/2049	1,000	1,060,500
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	1,610	1,671,512
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	1,000	1,069,137
Southern California Water Replenishment District, Series 2015, Ref. RB	4.00%	08/01/2045	25	24,684
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	225	222,524
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	2,050	2,016,439
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	870	944,853
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	1,355	1,445,410
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	1,435	1,424,666
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	15	14,480
Sunnyvale School District, Series 2015, Ref. GO Bonds	4.00%	09/01/2042	265	265,002
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	530	568,021
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,390	1,382,877
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2047	150	140,363
Sweetwater Union High School District (Election of 2018), Series 2022 A-1, GO Bonds	5.00%	08/01/2052	215	224,188
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	45	45,304
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	1,200	1,201,508
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	1,250	1,261,764
Turlock (City of), CA Irrigation District, Series 2016, Ref. RB	5.00%	01/01/2041	650	661,185
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2041	700	702,517
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	1,715	1,718,242
University of California, Series 2017 AV, RB	5.25%	05/15/2042	1,010	1,036,248
University of California, Series 2017 AV, RB	4.00%	05/15/2045	100	98,354
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	2,160	2,241,528
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2018 AZ, Ref. RB	4.00%	05/15/2048	$245	$237,555
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,540	1,582,893
University of California, Series 2018 AZ, Ref. RB	5.25%	05/15/2058	1,000	1,024,019
University of California, Series 2019 BB, Ref. RB	5.00%	05/15/2049	1,705	1,755,288
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	155	166,123
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	80	85,238
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	45	47,658
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,980	1,931,286
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	2,085	2,006,420
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	1,675	1,643,058
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	815	782,352
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,240	4,432,600
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	1,120	1,248,333
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	145	160,128
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	895	979,068
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	1,000	1,127,960
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	925	1,032,701
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	1,035	1,143,424
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	1,500	1,640,829
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	580	654,217
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	605	675,443
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	1,150	1,257,969
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	1,100	1,196,854
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	1,895	2,000,662
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	1,540	1,701,327
University of California, Series 2025 CC, RB	5.00%	05/15/2041	305	347,978
University of California, Series 2025 CC, RB	5.00%	05/15/2042	290	327,159
University of California, Series 2025 CC, RB	5.00%	05/15/2043	1,100	1,226,730
University of California, Series 2025 CC, RB	5.00%	05/15/2044	50	55,159
University of California, Series 2025 CC, RB	5.00%	05/15/2045	695	762,235
University of California, Series 2025 CC, RB	5.00%	05/15/2046	45	48,998
University of California, Series 2025 CC, RB	5.00%	05/15/2047	370	401,173
University of California, Series 2025 CC, RB	5.00%	05/15/2053	3,540	3,759,384
University of California, Series 2025 CC, RB	4.00%	05/15/2055	685	650,934
University of California, Series 2025 CC, RB	5.25%	05/15/2055	1,000	1,081,288
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	2,475	2,411,120
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	1,920	1,962,041
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	850	824,394
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2052	10	10,156
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	25	25,932
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	670	648,693
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	3,000	3,076,476
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	3,500	3,560,591
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	2,885	3,044,049
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	2,140	1,642,581
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	960	914,368
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	885	820,941
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	600	604,046
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	195	188,187
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	1,065	1,045,903
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	490	471,359
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	4.25%	08/01/2051	130	130,169
Ventura Unified School District (Election of 2022), Series 2025 B, GO Bonds	5.25%	08/01/2055	900	962,609
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	1,385	1,318,255
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	1,940	2,077,003
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	15	14,656
Washington Township Health Care District (Election of 2004), Series 2013 B, GO Bonds	5.00%	08/01/2043	20	20,005
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	460	502,952
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	620	680,602
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	$295	$296,333
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	410	381,576
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	210	223,698
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	745	697,950
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	15	15,835
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	200	200,895
				1,065,058,256
Guam-0.40%
Guam (Territory of), Series 2021 F, Ref. RB	4.00%	01/01/2042	1,570	1,510,244
Guam (Territory of) Waterworks Authority, Series 2016, RB	5.00%	01/01/2046	900	900,680
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	50	50,428
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.25%	07/01/2050	810	838,616
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.50%	07/01/2055	1,020	1,070,683
				4,370,651
TOTAL INVESTMENTS IN SECURITIES(e)-97.59% (Cost $1,064,659,757)				1,069,428,907
OTHER ASSETS LESS LIABILITIES-2.41%				26,402,371
NET ASSETS-100.00%				$1,095,831,278

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(e)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2025
(Unaudited)

	Shares	Value
Closed-End Funds-99.87%
Bonds-30.51%
Barings Participation Investors(a)	132,326	$2,666,978
BlackRock Core Bond Trust(a)	911,021	8,836,904
BlackRock Credit Allocation Income Trust	1,193,978	13,109,878
BlackRock Limited Duration Income Trust(a)	345,921	4,822,139
BlackRock Multi-Sector Income Trust(a)	448,909	5,943,555
BlackRock Taxable Municipal Bond Trust(a)	810,537	14,046,606
Blackstone Long-Short Credit Income Fund(a)	167,266	1,990,465
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	369,013	7,889,498
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	156,012	3,209,167
DoubleLine Income Solutions Fund	1,036,588	11,806,737
DoubleLine Opportunistic Credit Fund(a)	168,219	2,585,526
Eaton Vance Limited Duration Income Fund(a)	1,225,195	12,435,729
Eaton Vance Short Duration Diversified Income Fund(a)	136,964	1,516,192
First Trust Intermediate Duration Preferred & Income Fund	620,808	11,627,734
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	290,517	6,202,538
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	625,866	10,433,186
Flaherty & Crumrine Total Return Fund, Inc.(a)	150,307	2,612,336
Franklin Limited Duration Income Trust(a)	523,222	3,196,886
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	242,038	3,710,443
Invesco Bond Fund(b)	147,441	2,316,298
Invesco Senior Income Trust(a)(b)	1,656,744	5,550,092
John Hancock Preferred Income Fund(a)	228,542	3,873,787
John Hancock Preferred Income Fund II(a)	187,605	3,082,350
John Hancock Preferred Income Fund III(a)	275,037	4,120,054
John Hancock Premium Dividend Fund(a)	635,892	8,342,903
MFS Charter Income Trust(a)	538,217	3,417,678
MFS Intermediate Income Trust	1,179,661	3,137,898
MFS Multimarket Income Trust(a)	790,889	3,717,178
Nuveen Credit Strategies Income Fund(a)	1,568,342	7,982,861
Nuveen Floating Rate Income Fund(a)	2,122,226	16,850,475
Nuveen Global High Income Fund(a)	294,502	3,693,055
Nuveen Preferred & Income Opportunities Fund(a)	2,911,001	23,899,318
Nuveen Taxable Municipal Income Fund	302,094	4,921,111
PIMCO Dynamic Income Opportunities Fund(a)	993,095	13,843,744
PIMCO Income Strategy Fund(a)	339,834	2,868,199
PIMCO Income Strategy Fund II(a)	707,310	5,262,386
Putnam Premier Income Trust	1,208,854	4,400,229
Saba Capital Income & Opportunities Fund II	413,697	3,640,534
Western Asset Inflation-Linked Opportunities & Income Fund	976,859	8,635,434
		262,198,081
Bonds/High Yield-17.60%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	419,411	6,467,318
AllianceBernstein Global High Income Fund, Inc.(a)	879,259	9,513,582
Allspring Income Opportunities Fund	763,777	5,270,061
Allspring Multi-Sector Income Fund	362,615	3,426,712
Barings Global Short Duration High Yield Fund(a)	169,725	2,576,425
BlackRock Corporate High Yield Fund, Inc.	1,493,242	14,155,934
	Shares	Value
Bonds/High Yield-(continued)
BlackRock Debt Strategies Fund, Inc.(a)	513,456	$5,288,597
BlackRock Floating Rate Income Strategies Fund, Inc.(a)	259,014	3,090,037
BlackRock Floating Rate Income Trust	227,018	2,572,114
BNY Mellon High Yield Strategies Fund	1,041,668	2,645,837
Credit Suisse Asset Management Income Fund, Inc.	479,055	1,355,726
Credit Suisse High Yield Bond Fund	1,067,401	2,198,846
Eaton Vance Floating-Rate Income Trust	348,046	3,974,685
Eaton Vance Senior Floating-Rate Trust(a)	391,155	4,380,936
First Trust Senior Floating Rate Income Fund II(a)	335,957	3,258,783
High Income Securities Fund(a)	275,279	1,720,494
Highland Opportunities and Income Fund (Acquired 09/30/2020 - 10/22/2025; Cost $9,244,595)(c)	1,362,951	8,504,814
Morgan Stanley Emerging Markets Debt Fund, Inc.	211,138	1,563,477
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	802,651	4,430,634
Neuberger Berman High Yield Strategies Fund, Inc.(a)	309,137	2,256,700
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	713,227	20,070,208
PGIM Global High Yield Fund, Inc.	367,467	4,578,639
PGIM High Yield Bond Fund, Inc.(a)	289,625	4,266,176
PGIM Short Duration High Yield Opportunities Fund(a)	324,008	5,323,451
PIMCO High Income Fund(a)	1,311,797	6,375,333
Templeton Emerging Markets Income Fund(a)	606,638	3,924,948
Western Asset Emerging Markets Debt Fund, Inc.	753,151	8,005,995
Western Asset Global High Income Fund, Inc.(a)	384,920	2,469,262
Western Asset High Income Fund II, Inc.	918,494	3,876,045
Western Asset High Income Opportunity Fund, Inc.(a)	980,969	3,717,872
		151,259,641
Domestic Equity-3.64%
John Hancock Tax-Advantaged Dividend Income Fund(a)	461,885	11,510,174
Virtus Dividend, Interest & Premium Strategy Fund(a)	1,516,203	19,786,449
		31,296,623
Equities-5.82%
BlackRock Capital Allocation Term Trust(a)	1,361,889	19,570,345
BlackRock Health Sciences Term Trust(a)	932,514	14,537,893
BlackRock Technology and Private Equity Term Trust(a)	1,640,203	11,251,793
BlackRock Utilities, Infrastructure & Power Opportunities Trust(a)	176,746	4,664,327
		50,024,358
Fixed Income-9.15%
Barings Corporate Investors(a)	250,958	5,232,474
BlackRock ESG Capital Allocation Term Trust(a)	1,014,872	16,217,655
BlackRock Income Trust, Inc.(a)	257,079	2,858,719
BlackRock Science & Technology Term Trust	1,013,817	22,405,356
Nuveen Variable Rate Preferred & Income Fund(a)	247,173	4,871,780
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Fixed Income-(continued)
PIMCO Corporate & Income Opportunity Fund	1,276,188	$16,973,300
PIMCO Corporate & Income Strategy Fund(a)	479,734	6,126,203
Saba Capital Income & Opportunities Fund(a)	552,596	3,973,165
		78,658,652
Foreign Equity-0.44%
Allspring Global Dividend Opportunity Fund(a)	642,458	3,777,653
Option Income-32.71%
BlackRock Energy and Resources Trust	330,360	4,592,004
BlackRock Enhanced Equity Dividend Trust(a)	2,301,639	21,175,079
BlackRock Enhanced Global Dividend Trust	826,602	9,596,849
BlackRock Enhanced International Dividend Trust(a)	1,318,688	7,595,643
BlackRock Enhanced Large Cap Core Fund, Inc.(a)	525,331	13,553,540
BlackRock Health Sciences Trust(a)	188,456	7,826,578
BlackRock Resources & Commodities Strategy Trust	1,109,558	11,483,925
BlackRock Science & Technology Trust(a)	456,501	18,689,151
Columbia Seligman Premium Technology Growth Fund, Inc.(a)	175,443	6,480,865
Eaton Vance Enhanced Equity Income Fund	362,518	7,210,483
Eaton Vance Enhanced Equity Income Fund II	480,937	11,013,457
Eaton Vance Risk-Managed Diversified Equity Income Fund	977,178	8,657,797
Eaton Vance Tax-Managed Buy-Write Income Fund(a)	384,088	5,907,274
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	1,535,194	22,275,665
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,382,509	21,719,217
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,617,701	14,834,318
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,989,256	37,139,973
	Shares	Value
Option Income-(continued)
First Trust Enhanced Equity Income Fund	265,954	$5,821,733
Nuveen Dow 30sm Dynamic Overwrite Fund	578,717	8,692,329
Nuveen S&P 500 Buy-Write Income Fund	1,530,443	22,252,641
Nuveen S&P 500 Dynamic Overwrite Fund(a)	190,198	3,425,466
Voya Global Advantage and Premium Opportunity Fund	197,459	1,939,047
Voya Global Equity Dividend and Premium Opportunity Fund(a)	995,975	5,766,695
Voya Infrastructure Industrials and Materials Fund(a)	156,579	1,850,764
XAI Madison Equity Premium Income Fund	271,993	1,623,798
		281,124,291
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $789,437,959)		858,339,299
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.47%
Invesco Private Government Fund, 4.00%(b)(d)(e)	8,173,481	8,173,481
Invesco Private Prime Fund, 4.12%(b)(d)(e)	21,635,329	21,641,820
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,815,301)		29,815,301
TOTAL INVESTMENTS IN SECURITIES-103.34% (Cost $819,253,260)		888,154,600
OTHER ASSETS LESS LIABILITIES-(3.34)%		(28,725,740)
NET ASSETS-100.00%		$859,428,860

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2025.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Invesco Bond Fund	$2,174,479	$134,425	$(25,755)	$31,093	$2,056	$2,316,298	$30,495
Invesco Senior Income Trust	5,509,730	568,302	(62,006)	(465,818)	(116)	5,550,092	183,362
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	3,512,369	8,089,036	(11,601,405)	-	-	-	17,101
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,694,262	$43,454,815	$(41,975,596)	$-	$-	$8,173,481	$108,465 *
Invesco Private Prime Fund	17,317,989	102,206,251	(97,881,672)	(88)	(660)	21,641,820	294,646 *
Total	$35,208,829	$154,452,829	$(151,546,434)	$(434,813)	$1,280	$37,681,691	$634,069

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Equal Weight 0-30 Year Treasury ETF (GOVI)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-98.85%
U.S. Treasury Bonds-78.61%
6.00%, 02/15/2026	$29,429,400	$29,543,599
6.63%, 02/15/2027	28,415,900	29,503,696
5.25%, 02/15/2029	28,652,500	30,218,314
5.38%, 02/15/2031	28,125,100	30,438,829
4.50%, 02/15/2036	29,252,300	30,589,221
4.75%, 02/15/2037	28,607,400	30,381,953
4.38%, 02/15/2038	29,794,900	30,479,252
3.50%, 02/15/2039	32,938,500	30,493,202
4.63%, 02/15/2040	29,387,000	30,173,906
4.75%, 02/15/2041	29,046,900	30,068,080
3.13%, 02/15/2042	36,026,700	30,235,689
3.13%, 02/15/2043	36,499,300	30,141,863
3.63%, 02/15/2044	34,306,500	30,095,913
2.50%, 02/15/2045	41,382,200	30,003,711
2.50%, 02/15/2046	41,977,300	29,966,217
3.00%, 02/15/2047	38,936,000	30,065,132
3.00%, 02/15/2048	39,172,100	29,932,993
3.00%, 02/15/2049	39,483,700	29,878,056
2.00%, 02/15/2050	49,374,300	29,868,559
1.88%, 02/15/2051	51,374,900	29,681,046
2.25%, 02/15/2052	47,237,500	29,613,853
3.63%, 02/15/2053	35,502,800	29,627,503
4.25%, 02/15/2054	31,730,300	29,556,279
4.63%, 02/15/2055	29,503,900	29,263,028
		719,819,894
	Principal Amount	Value
U.S. Treasury Notes-20.24%
2.75%, 02/15/2028	$31,083,600	$30,602,168
1.50%, 02/15/2030	33,921,000	31,217,258
1.88%, 02/15/2032	34,789,500	31,243,961
3.50%, 02/15/2033	31,548,800	30,936,310
4.00%, 02/15/2034	30,524,900	30,773,511
4.63%, 02/15/2035	29,129,100	30,600,347
		185,373,555
Total U.S. Treasury Securities (Cost $989,544,608)		905,193,449
	Shares
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(a)(b) (Cost $122,398)	122,398	122,398
TOTAL INVESTMENTS IN SECURITIES-98.86% (Cost $989,667,006)		905,315,847
OTHER ASSETS LESS LIABILITIES-1.14%		10,452,112
NET ASSETS-100.00%		$915,767,959

Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$19,463,235	$9,686,184	$(29,027,021)	$-	$-	$122,398	$7,153

(b)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Floating Rate Municipal Income ETF (PVI)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.60%
Arizona-1.08%
Arizona (State of) Health Facilities Authority (Banner Health), Series 2015 C, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	1.40%	01/01/2046	$115	$115,000
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2019, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	02/01/2048	120	120,000
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2024 C, VRD RB, (LOC - Royal Bank of Canada)(a)(b)	1.90%	12/01/2054	100	100,000
				335,000
California-1.05%
Modesto (City of), CA, Series 2008 A, Ref. VRD COP, (INS - AGI)(a)(c)	2.43%	10/01/2036	100	100,000
Orange (County of), CA Water District, Series 2003 A, VRD COP, (LOC - Citibank, N.A.)(a)(b)	1.15%	08/01/2042	100	100,000
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2007 A, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	1.90%	04/01/2039	125	125,000
				325,000
Colorado-1.61%
Colorado (State of) Health Facilities Authority (Children’s Hospital), Series 2020, Ref. VRD RB, (LOC - TD Bank N.A.)(a)(b)	1.40%	12/01/2052	100	100,000
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 E, VRD RB(a)	1.25%	05/15/2064	100	100,000
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	2.87%	11/01/2036	200	200,000
University of Colorado Hospital Authority, Series 2018, Ref. VRD RB(a)	1.25%	11/15/2039	100	100,000
				500,000
Connecticut-2.25%
Connecticut (State of) Housing Finance Authority, Series 2020 E-3, Ref. VRD RB(a)	2.85%	11/15/2050	700	700,000
District of Columbia-2.98%
District of Columbia (Tranche 3), Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.92%	08/15/2038	925	925,000
Florida-10.31%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.85%	09/01/2035	1,000	1,000,000
Halifax Hospital Medical Center, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	3.00%	06/01/2048	500	500,000
Orlando (City of), FL Utilities Commission, Series 2015 B, Ref. VRD RB(a)	2.20%	10/01/2039	1,200	1,200,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGI)(a)(c)	1.95%	10/01/2038	500	500,000
				3,200,000
Georgia-0.97%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 D, VRD RB(a)	2.84%	07/01/2042	100	100,000
Georgia (State of) Municipal Electric Authority, Series 2008 B, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.85%	01/01/2048	100	100,000
Roswell Development Authority (Wellstar Healthcare, Inc.), Series 2025, VRD RB, (LOC - Truist Bank)(a)(b)	1.25%	04/01/2047	100	100,000
				300,000
Hawaii-0.32%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, RB, VRD, (LOC - Barclays Bank PLC)(a)(b)	0.80%	07/01/2060	100	100,000
Idaho-0.32%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	03/01/2060	100	100,000
Illinois-3.83%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium), Series 1997, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.85%	04/01/2031	100	100,000
Illinois (State of) Finance Authority (Advocate Health Care Network), Subseries 2008 C, VRD RB(a)	1.95%	11/01/2038	670	670,000
Illinois (State of) Finance Authority (Little Co Mary Hospital), Series 2008 A, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.79%	08/15/2035	145	145,000
Illinois (State of) Finance Authority (The University of Chicago), Series 2006, VRD RB, (LOC - BMO Harris Bank, N.A.)(a)(b)	2.76%	01/01/2036	150	150,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments), Series 2008, VRD RB, (LOC - FHLMC)(a)(b)	2.86%	01/01/2041	125	125,000
				1,190,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-1.61%
Indiana (State of) Finance Authority (Parkview Health System Obligated Group), Series 2009, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	11/01/2039	$100	$100,000
Indiana (State of) Finance Authority (Parkview Health System), Series 2009, VRD Ref.RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	1.95%	11/01/2039	100	100,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc. Obligated Group), Series 2008 J, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	1.20%	11/01/2037	200	200,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.), Series 2008, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	2.75%	09/01/2048	100	100,000
				500,000
Iowa-1.29%
Iowa (State of) Finance Authority, Series 2017, VRD RB, (CEP - GNMA)(a)	2.77%	01/01/2047	100	100,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	07/01/2041	200	200,000
Iowa (State of) Finance Authority (Unitypoint Health), Series 2018, VRD Ref. RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.90%	02/15/2041	100	100,000
				400,000
Kentucky-1.29%
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2013, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	1.85%	10/01/2043	300	300,000
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2011 B, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.02%	10/01/2039	100	100,000
				400,000
Louisiana-1.59%
Louisiana (State of), Series 2023 A-1, Ref. VRD RB, (LOC - Toronto-dominion Bank)(a)(b)	1.25%	05/01/2043	225	225,000
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2017, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.79%	09/01/2057	170	170,000
Louisiana Housing Corp., Series 2007, VRD RB, (LOC - Fannie Mae)(a)(b)	2.76%	09/15/2040	100	100,000
				495,000
Maryland-1.61%
Howard (County of), MD Housing Commission (Social Bonds) (Beech’s Farm Apartments), Series 2023, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	2.78%	12/01/2062	300	300,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program), Series 1985 B, VRD RB, (LOC - TD Bank N.A.)(a)(b)	1.85%	04/01/2035	100	100,000
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB(a)	1.20%	06/01/2027	100	100,000
				500,000
Massachusetts-2.95%
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 1997 P-1, VRD RB(a)	1.45%	07/01/2027	100	100,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Partners Healthcare System), Series 2005, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.50%	07/01/2040	100	100,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.20%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2024, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.20%	03/01/2048	200	200,000
Massachusetts (Commonwealth of) Health & Educational Facilities Authority, Series 2009 J, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.20%	07/01/2044	100	100,000
Massachusetts (Commonwealth of) Transportation Trust Fund, Series 2022, Ref. VRD RB(a)	2.75%	01/01/2039	105	105,000
Massachusetts (Commonwealth of) Water Resources Authority, Series 2008 E, VRD Ref. RB(a)	2.57%	08/01/2037	110	110,000
				915,000
Michigan-0.97%
Green Lake Township Economic Development Corp., Series 2004, Ref. VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.02%	06/01/2034	100	100,000
Oakland University Board of Trustees, Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.90%	03/01/2031	200	200,000
				300,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-1.93%
Hennepin (County of), MN, Series 2018 B, Ref. VRD GO Bonds(a)	2.70%	12/04/2025	$500	$500,000
Rochester (City of), MN, Series 2019, VRD RB, (LOC - United Fidelity Bank)(a)(b)	2.82%	05/01/2061	100	100,000
				600,000
Missouri-0.97%
Missouri (State of) Health & Educational Facilities Authority, Series 2000 C, VRD RB(a)	1.20%	03/01/2040	100	100,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008, Ref. VRD RB(a)	2.75%	05/15/2038	100	100,000
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2000 B, VRD RB(a)	1.25%	03/01/2040	100	100,000
				300,000
Nebraska-0.32%
Douglas (County of), NE Hospital Authority No. 2, Series 2008 A, Ref. VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	1.20%	08/15/2032	100	100,000
Nevada-0.52%
Clark (County of), NV Department of Aviation, Series 2008 D-2B, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)	1.95%	07/01/2040	160	160,000
New Hampshire-0.64%
New Hampshire (State of) Business Finance Authority, Series 2024, VRD RB, (LOC - Truist Bank)(a)(b)	1.40%	11/01/2064	200	200,000
New Jersey-0.32%
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2008, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.80%	07/01/2036	100	100,000
New Mexico-0.48%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, Ref. VRD RB(a)	2.90%	08/01/2034	150	150,000
New York-28.51%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	1.63%	11/01/2038	400	400,000
Dutchess (County of), NY Industrial Development Agency (Marist College Civic Facility), Series 2008 A, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.84%	07/01/2038	125	125,000
Metropolitan Transportation Authority, Series 2005 D-1, Ref. VRD RB, (LOC - Truist Bank)(a)(b)	1.40%	11/01/2035	125	125,000
Metropolitan Transportation Authority, Series 2020 B, VRD RB, (LOC - Royal Bank of Canada)(a)(b)	1.25%	11/15/2046	100	100,000
New York (City of), NY, Subseries 2013 D-4, VRD GO Bonds, (LOC - TD Bank, N.A.)(a)(b)	1.25%	08/01/2040	220	220,000
New York (City of), NY, Subseries 2015 F, VRD GO Bonds(a)	1.40%	06/01/2044	335	335,000
New York (City of), NY, Subseries 2016 A-5, VRD GO Bonds(a)	1.40%	08/01/2044	1,000	1,000,000
New York (City of), NY Municipal Water Finance Authority, Series 2010, VRD RB(a)	1.25%	06/15/2043	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2012, VRD RB(a)	2.75%	06/15/2046	1,375	1,375,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	1.40%	06/15/2050	100	100,000
New York (City of), NY Municipal Water Finance Authority, Series 2013, VRD RB(a)	1.40%	06/15/2050	225	225,000
New York (City of), NY Municipal Water Finance Authority, Series 2016 BB, VRD RB(a)	1.25%	06/15/2049	110	110,000
New York (City of), NY Transitional Finance Authority, Series 2018, VRD RB(a)	1.40%	08/01/2042	400	400,000
New York (City of), NY Transitional Finance Authority, Subseries 2012 C-4, VRD RB(a)	1.40%	11/01/2036	700	700,000
New York (City of), NY Trust for Cultural Resources (The), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	2.85%	02/01/2034	335	335,000
New York (State of) Dormitory Authority, Series 2009, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.81%	12/01/2036	100	100,000
New York (State of) Dormitory Authority (Rockefeller University), Series 2008 A, VRD RB(a)	2.83%	07/01/2039	1,200	1,200,000
New York (State of) Housing Finance Agency, Series 2004, VRD RB, (LOC - Fannie Mae)(a)(b)	1.97%	11/15/2036	200	200,000
New York City Health and Hospitals Corp., Series 2021, VRD RB, (CEP - Federal Housing Administration)(a)	2.75%	05/01/2061	500	500,000
New York City Housing Development Corp., Series 2006 A, VRD RB, (LOC - Fannie Mae)(a)(b)	1.90%	10/15/2041	1,200	1,200,000
				8,850,000
North Carolina-1.96%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2018 G, VRD RB(a)	1.40%	01/15/2048	105	105,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2007, Ref. VRD RB(a)	1.40%	01/15/2038	400	400,000
Raleigh (City of), NC, Series 2016 A, Ref. VRD RB(a)	1.85%	06/01/2034	105	105,000
				610,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota-0.47%
North Dakota (State of) Housing Finance Agency, Series 2015, VRD RB(a)	2.79%	01/01/2046	$145	$145,000
Ohio-4.04%
Allen (County of), IN, Series 2010, VRD RB, (LOC - Truist Bank)(a)(b)	1.40%	06/01/2034	100	100,000
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Museum of Art), Series 2005 D, VRD RB(a)	2.78%	10/01/2040	300	300,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2013, VRD RB(a)	2.90%	12/04/2025	355	355,000
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2017, Ref. VRD RB(a)	2.90%	11/01/2052	100	100,000
Hamilton (County of), OH (TriHealth, Inc. Obligated), Series 2021, Ref. VRD RB(a)	1.40%	08/15/2051	100	100,000
Ohio (State of), Series 2019, VRD RB(a)	1.25%	01/01/2052	200	200,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2008 B4, Ref. VRD RB(a)	1.15%	01/01/2043	100	100,000
				1,255,000
Oregon-0.64%
Oregon (State of), Series 2022, VRD GO Bonds(a)	1.40%	06/01/2045	100	100,000
Oregon (State of) Facilities Authority (PeaceHealth), Series 2018 A, Ref. VRD RB, (LOC - U.S. Bank N.A.)(a)(b)	1.20%	08/01/2034	100	100,000
				200,000
Pennsylvania-5.04%
Delaware Valley Regional Finance Authority, Series 2022 E, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.85%	03/01/2052	195	195,000
Emmaus (Borough of), PA General Authority, Series 1996, VRD RB, (INS - AGI)(a)(c)	2.00%	12/01/2028	800	800,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, VRD RB, (LOC - PNC Bank N.A.)(a)(b)	1.40%	11/01/2061	270	270,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	2.81%	12/01/2039	200	200,000
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, VRD RB(a)	1.40%	07/01/2054	100	100,000
				1,565,000
Rhode Island-0.64%
Rhode Island Health & Educational Building Corp., Series 2008 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.00%	11/15/2038	100	100,000
Rhode Island Health & Educational Building Corp., Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.85%	06/01/2035	100	100,000
				200,000
South Carolina-0.81%
South Carolina (State of) Housing Finance & Development Authority, Series 2020, VRD RB, (LOC - Federal Home Loan Bank)(a)(b)	2.84%	12/01/2058	110	110,000
South Carolina (State of) Jobs-Economic Development Authority, Series 2021, VRD RB, (LOC - United Fidelity Bank)(a)(b)	2.84%	05/01/2061	140	140,000
				250,000
South Dakota-0.42%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2004 B, VRD RB, (LOC - U.S. Bank, N.A.)(a)(b)	2.80%	11/01/2034	130	130,000
Tennessee-1.77%
Public Building Authority of Blount County Tennessee (The), Series 2003, VRD RB(a)	3.05%	06/01/2029	195	195,000
Public Building Authority of Blount County Tennessee (The), Series 2005 D, VRD RB(a)	1.25%	06/01/2034	200	200,000
Sevier (County of), TN Public Building Authority (The), Series 2004 6-A1, VRD RB(a)	3.05%	06/01/2029	155	155,000
				550,000
Texas-8.09%
Board of Regents of the University of Texas System, Series 2008 B, VRD RB(a)	2.70%	08/01/2039	500	500,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2015, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.85%	10/01/2045	400	400,000
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 C, Ref. VRD RB(a)	1.40%	10/01/2041	100	100,000
Tennessee (State of), Series 2021, VRD GO Bonds(a)	1.95%	12/01/2051	275	275,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	2.00%	06/01/2046	1,110	1,110,000
Texas (State of), Series 2018, VRD GO Bonds(a)	1.95%	12/01/2049	125	125,000
				2,510,000
See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-0.97%
Utah (County of), UT (IHC Health Services, Inc.), Series 2014, VRD RB(a)	2.00%	05/15/2049	$100	$100,000
Utah (State of), Series 2008 B-1, VRD RB(a)	2.90%	10/01/2037	100	100,000
Utah (State of), Series 2008 B-2, VRD RB(a)	2.90%	10/01/2035	100	100,000
				300,000
Virginia-1.45%
Albemarle (County of), VA Economic Development Authority, Series 2018, Ref. VRD RB(a)	1.25%	10/01/2048	150	150,000
Fairfax (County of), VA Economic Development Authority (Vernon Ladies Association), Series 2007, VRD RB, (LOC - Truist Bank)(a)(b)	2.05%	06/01/2037	100	100,000
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	07/01/2052	100	100,000
Virginia (Commonwealth of) Small Business Financing Authority, Series 2008, VRD RB, (LOC - TD Bank, N.A.)(a)(b)	1.25%	07/01/2042	100	100,000
				450,000
Washington-1.00%
Chelan County Public Utility District No. 1, Series 2008 B, Ref. VRD RB(a)	1.90%	07/01/2032	100	100,000
Washington (State of) Housing Finance Commission, Series 2008, VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	2.79%	04/01/2043	110	110,000
Washington (State of) Housing Finance Commission, Series 2018, VRD RB(a)	2.75%	12/01/2048	100	100,000
				310,000
Wisconsin-2.58%
University of Wisconsin Hospitals & Clinics, Series 2018, Ref. VRD RB(a)	1.15%	04/01/2048	100	100,000
University of Wisconsin Hospitals & Clinics, Series 2024 C, Ref. VRD RB(a)	1.15%	04/01/2054	100	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital), Series 2004, VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	1.90%	08/15/2034	200	200,000
Wisconsin (State of) Health & Educational Facilities Authority (The Medical College of Wisconsin,Inc.), Series 2008, Ref. VRD RB, (LOC - Td Bank N.A.)(a)(b)	1.25%	12/01/2033	100	100,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2012 A, VRD RB(a)	2.77%	05/01/2055	100	100,000
Wisconsin (State of) Housing & Economic Development Authority, Series 2015 C, VRD RB(a)	2.77%	03/01/2031	200	200,000
				800,000
TOTAL INVESTMENTS IN SECURITIES(d)-99.60% (Cost $30,920,000)				30,920,000
OTHER ASSETS LESS LIABILITIES-0.40%				124,173
NET ASSETS-100.00%				$31,044,173

See accompanying notes which are an integral part of this schedule.

Invesco Floating Rate Municipal Income ETF (PVI)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
FHLMC	-Federal Home Loan Mortgage Corp.
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
TD Bank, N.A.	13.83%
PNC Bank, N.A.	7.10%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.38%
Aerospace & Defense-1.91%
Axon Enterprise, Inc., 6.25%, 03/15/2033(b)	$612,000	$636,928
Goat Holdco LLC, 6.75%, 02/01/2032(b)	1,995,000	2,047,927
Hexcel Corp., 4.20%, 02/15/2027	896,000	892,283
Spirit AeroSystems, Inc., 9.75%, 11/15/2030(b)	996,000	1,092,474
TransDigm, Inc., 6.63%, 03/01/2032(b)	2,769,000	2,881,485
		7,551,097
Air Freight & Logistics-0.20%
Clue Opco LLC, 9.50%, 10/15/2031(b)	751,000	778,223
Automobile Components-3.28%
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033(b)(c)	1,579,000	1,595,876
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/2031(b)(c)	2,530,000	2,585,736
Dana, Inc., 4.25%, 09/01/2030(c)	1,705,000	1,680,823
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/2029(c)	1,167,000	1,134,669
5.25%, 07/15/2031	1,193,000	1,127,885
Patrick Industries, Inc., 6.38%, 11/01/2032(b)(c)	1,037,000	1,064,194
Phinia, Inc., 6.63%, 10/15/2032(b)	946,000	983,002
United Rentals (North America), Inc.
4.88%, 01/15/2028	1,356,000	1,357,101
3.88%, 02/15/2031	1,470,000	1,406,507
		12,935,793
Automobiles-2.03%
Ford Motor Co., 3.25%, 02/12/2032	4,604,000	4,046,036
Ford Motor Credit Co. LLC, 5.80%, 03/08/2029	3,884,000	3,960,390
		8,006,426
Banks-0.13%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	488,000	494,838
Broadline Retail-1.44%
Kohl’s Corp., 5.13%, 05/01/2031	3,256,000	2,812,721
Macy’s Retail Holdings LLC, 6.13%, 03/15/2032(b)(c)	2,841,000	2,857,674
		5,670,395
Building Products-1.19%
Builders FirstSource, Inc., 4.25%, 02/01/2032(b)	2,791,000	2,655,013
Griffon Corp., 5.75%, 03/01/2028	1,015,000	1,019,359
K. Hovnanian Enterprises, Inc., 8.38%, 10/01/2033(b)(c)	982,000	1,011,936
		4,686,308
Capital Markets-1.73%
Coinbase Global, Inc., 3.63%, 10/01/2031(b)(c)	3,728,000	3,317,637
StoneX Group, Inc., 7.88%, 03/01/2031(b)	3,313,000	3,511,790
		6,829,427
Chemicals-3.42%
Ashland, Inc., 3.38%, 09/01/2031(b)(c)	1,314,000	1,189,120
Avient Corp., 6.25%, 11/01/2031(b)(c)	1,153,000	1,177,769
Axalta Coating Systems Dutch Holding B B.V., 7.25%, 02/15/2031(b)(c)	1,404,800	1,486,534
	Principal Amount	Value
Chemicals-(continued)
Celanese US Holdings LLC
6.67%, 07/15/2027(c)	$1,086,000	$1,118,560
7.20%, 11/15/2033(c)	1,033,000	1,079,606
Chemours Co. (The)
5.38%, 05/15/2027	808,000	808,554
8.00%, 01/15/2033(b)(c)	811,000	789,715
Huntsman International LLC
4.50%, 05/01/2029	841,000	805,020
2.95%, 06/15/2031(c)	968,000	807,004
Olin Corp.
5.63%, 08/01/2029(c)	921,000	924,407
6.63%, 04/01/2033(b)	920,000	915,006
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/2031(c)	1,614,000	1,514,484
Wayfair LLC, 7.25%, 10/31/2029(b)(c)	834,000	869,651
		13,485,430
Commercial Services & Supplies-1.92%
ADT Security Corp. (The)
4.13%, 08/01/2029(b)	1,091,000	1,062,817
4.88%, 07/15/2032(b)	1,096,000	1,064,072
Brink’s Co. (The), 6.75%, 06/15/2032(b)(c)	1,214,000	1,267,069
Clean Harbors, Inc., 5.75%, 10/15/2033(b)	1,431,000	1,463,678
GEO Group, Inc. (The), 10.25%, 04/15/2031	1,013,000	1,112,333
Kingpin Intermediate Holdings LLC, 7.25%, 10/15/2032(b)(c)	744,000	691,653
Steelcase, Inc., 5.13%, 01/18/2029	936,000	918,180
		7,579,802
Construction & Engineering-1.26%
AECOM, 6.00%, 08/01/2033(b)	1,887,000	1,941,185
Arcosa, Inc., 6.88%, 08/15/2032(b)(c)	846,000	889,627
Baldwin Insurance Group Holdings LLC/ Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/2031(b)	460,000	477,942
Fluor Corp., 4.25%, 09/15/2028	1,652,000	1,648,875
		4,957,629
Consumer Finance-3.91%
Ally Financial, Inc., 6.70%, 02/14/2033(c)	3,735,000	3,912,721
FirstCash, Inc., 6.88%, 03/01/2032(b)	947,000	985,868
Navient Corp.
5.50%, 03/15/2029(c)	1,050,000	1,035,256
5.63%, 08/01/2033(c)	1,136,000	1,024,788
OneMain Finance Corp.
6.63%, 05/15/2029(c)	1,247,000	1,291,917
6.50%, 03/15/2033	1,335,000	1,342,556
SLM Corp., 6.50%, 01/31/2030	1,630,000	1,700,334
Synchrony Financial, 7.25%, 02/02/2033(c)	3,859,000	4,136,750
		15,430,190
Consumer Staples Distribution & Retail-1.94%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s L.P./Albertson’s LLC, 6.25%, 03/15/2033(b)(c)	4,379,000	4,540,217
Performance Food Group, Inc., 6.13%, 09/15/2032(b)(c)	3,014,000	3,104,547
		7,644,764
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Containers & Packaging-2.77%
Ball Corp.
2.88%, 08/15/2030(c)	$1,337,000	$1,233,924
3.13%, 09/15/2031(c)	1,319,000	1,211,861
Crown Americas LLC
5.25%, 04/01/2030(c)	1,012,000	1,034,107
5.88%, 06/01/2033(b)	1,025,000	1,050,249
Graphic Packaging International LLC
3.50%, 03/15/2028(b)	949,000	917,467
6.38%, 07/15/2032(b)(c)	883,000	899,030
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031(b)(c)	1,520,000	1,540,900
Sealed Air Corp.
4.00%, 12/01/2027(b)	801,000	799,871
6.88%, 07/15/2033(b)(c)	736,000	775,369
Silgan Holdings, Inc., 4.13%, 02/01/2028	1,475,000	1,460,560
		10,923,338
Distributors-0.52%
Windsor Holdings III LLC, 8.50%, 06/15/2030(b)(c)	1,941,000	2,044,884
Diversified Consumer Services-0.43%
Service Corp. International
5.13%, 06/01/2029(c)	848,000	852,345
5.75%, 10/15/2032(c)	834,000	852,068
		1,704,413
Diversified REITs-0.63%
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	2,579,000	2,485,981
Diversified Telecommunication Services-1.60%
IHS Holding Ltd. (Nigeria), 8.25%, 11/29/2031(b)	1,190,000	1,238,821
Level 3 Financing, Inc., 6.88%, 06/30/2033(b)	3,761,000	3,833,783
Windstream Services LLC, 7.50%, 10/15/2033(b)(c)	1,235,000	1,258,009
		6,330,613
Electric Utilities-4.90%
DPL LLC, 4.35%, 04/15/2029	3,064,000	3,011,482
Edison International
5.25%, 11/15/2028	1,879,000	1,906,797
5.25%, 03/15/2032(c)	1,939,000	1,942,189
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	1,529,000	1,549,123
NRG Energy, Inc., 6.25%, 11/01/2034(b)(c)	2,681,000	2,764,524
PG&E Corp., 5.25%, 07/01/2030(c)	4,233,000	4,195,558
Talen Energy Supply LLC, 6.25%, 02/01/2034(b)	1,174,000	1,196,950
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	2,611,000	2,775,013
		19,341,636
Electrical Equipment-1.28%
Atkore, Inc., 4.25%, 06/01/2031(b)(c)	1,424,000	1,373,265
Regal Rexnord Corp.
6.05%, 02/15/2026	768,000	769,809
6.40%, 04/15/2033	733,000	790,943
WESCO Distribution, Inc., 6.63%, 03/15/2032(b)(c)	2,014,000	2,114,982
		5,048,999
	Principal Amount	Value
Electronic Equipment, Instruments & Components-1.17%
Insight Enterprises, Inc., 6.63%, 05/15/2032(b)	$1,580,000	$1,619,089
Sensata Technologies, Inc.
4.38%, 02/15/2030(b)	716,000	699,852
6.63%, 07/15/2032(b)(c)	659,000	689,583
Zebra Technologies Corp., 6.50%, 06/01/2032(b)	1,532,000	1,589,695
		4,598,219
Energy Equipment & Services-1.40%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/2030(b)	846,000	900,501
Nabors Industries, Inc., 7.63%, 11/15/2032(b)	1,192,000	1,156,519
Permian Resources Operating LLC, 7.00%, 01/15/2032(b)	1,217,000	1,268,267
Valaris Ltd., 8.38%, 04/30/2030(b)(c)	704,000	734,946
Weatherford International Ltd., 6.75%, 10/15/2033(b)	1,445,000	1,479,872
		5,540,105
Entertainment-0.59%
Cinemark USA, Inc., 7.00%, 08/01/2032(b)(c)	935,000	975,487
Light and Wonder International, Inc., 7.50%, 09/01/2031(b)	1,284,000	1,346,259
		2,321,746
Financial Services-3.77%
Adient Global Holdings Ltd., 8.25%, 04/15/2031(b)(c)	1,712,000	1,800,705
Block, Inc.
2.75%, 06/01/2026	1,169,000	1,160,796
6.50%, 05/15/2032	1,102,000	1,152,580
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)(c)	1,326,000	1,261,921
PennyMac Financial Services, Inc., 5.75%, 09/15/2031(b)(c)	1,556,000	1,569,651
Rocket Cos., Inc.
6.13%, 08/01/2030(b)	1,349,000	1,401,398
6.38%, 08/01/2033(b)	1,345,000	1,410,122
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032(b)	803,000	835,912
Vornado Realty L.P.
2.15%, 06/01/2026	915,000	902,958
3.40%, 06/01/2031	1,026,000	928,701
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)(c)	979,000	1,007,120
WEX, Inc., 6.50%, 03/15/2033(b)(c)	1,397,000	1,425,932
		14,857,796
Food Products-1.32%
Lamb Weston Holdings, Inc.
4.88%, 05/15/2028(b)	786,000	787,196
4.38%, 01/31/2032(b)	849,000	813,439
Pilgrim’s Pride Corp., 3.50%, 03/01/2032	2,118,000	1,961,046
Post Holdings, Inc., 4.50%, 09/15/2031(b)	1,735,000	1,637,761
		5,199,442
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Ground Transportation-1.06%
Hertz Corp. (The), 12.63%, 07/15/2029(b)(c)	$2,655,000	$2,654,844
XPO, Inc., 7.13%, 02/01/2032(b)	1,456,000	1,539,606
		4,194,450
Health Care Equipment & Supplies-0.52%
Insulet Corp., 6.50%, 04/01/2033(b)	731,000	766,190
Teleflex, Inc., 4.63%, 11/15/2027	1,282,000	1,276,174
		2,042,364
Health Care Providers & Services-4.56%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033(b)(c)	1,161,000	1,184,589
Centene Corp.
2.45%, 07/15/2028	3,234,000	3,017,552
2.50%, 03/01/2031	3,501,000	3,020,706
DaVita, Inc., 6.88%, 09/01/2032(b)(c)	2,420,000	2,520,171
Encompass Health Corp., 4.75%, 02/01/2030(c)	1,425,000	1,421,000
Molina Healthcare, Inc.
3.88%, 11/15/2030(b)	1,516,000	1,401,910
3.88%, 05/15/2032(b)(c)	1,557,000	1,404,794
Select Medical Corp., 6.25%, 12/01/2032(b)(c)	1,027,000	1,020,844
Tenet Healthcare Corp.
6.13%, 06/15/2030	1,458,000	1,492,104
6.88%, 11/15/2031	1,392,000	1,510,344
		17,994,014
Health Care REITs-0.47%
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	1,739,000	1,839,399
Hotel & Resort REITs-0.27%
RHP Hotel Properties L.P./RHP Finance Corp.
4.75%, 10/15/2027	535,000	534,188
6.50%, 04/01/2032(b)(c)	516,000	535,256
		1,069,444
Hotels, Restaurants & Leisure-6.07%
Boyd Gaming Corp., 4.75%, 06/15/2031(b)	1,419,000	1,383,607
Brightstar Lottery PLC, 6.25%, 01/15/2027(b)	1,577,700	1,595,230
Brinker International, Inc., 8.25%, 07/15/2030(b)(c)	954,000	1,012,771
Caesars Entertainment, Inc., 6.50%, 02/15/2032(b)(c)	2,376,000	2,418,345
Carnival Corp.
5.75%, 03/15/2030(b)(c)	1,143,000	1,175,452
6.13%, 02/15/2033(b)(c)	1,143,000	1,178,106
Churchill Downs, Inc.
5.50%, 04/01/2027(b)	491,000	492,209
6.75%, 05/01/2031(b)	482,000	497,740
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030(c)	866,000	868,529
5.88%, 03/15/2033(b)	854,000	881,238
Las Vegas Sands Corp.
3.90%, 08/08/2029	1,392,000	1,359,147
6.20%, 08/15/2034	1,295,000	1,365,463
Life Time, Inc., 6.00%, 11/15/2031(b)(c)	925,000	945,709
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
MGM Resorts International
4.75%, 10/15/2028(c)	$1,125,000	$1,119,828
6.50%, 04/15/2032(c)	1,088,000	1,117,482
Station Casinos LLC, 6.63%, 03/15/2032(b)(c)	1,145,000	1,173,416
Travel + Leisure Co.
6.13%, 09/01/2033(b)	707,000	718,654
Series J, 6.00%, 04/01/2027(c)	683,000	694,028
Vail Resorts, Inc., 6.50%, 05/15/2032(b)(c)	1,387,000	1,442,735
Yum! Brands, Inc.
4.75%, 01/15/2030(b)	1,230,000	1,235,159
3.63%, 03/15/2031(c)	1,335,000	1,267,476
		23,942,324
Household Durables-3.89%
Century Communities, Inc.
3.88%, 08/15/2029(b)	581,000	553,333
6.63%, 09/15/2033(b)	545,000	553,133
KB Home, 4.00%, 06/15/2031	1,499,000	1,422,866
LGI Homes, Inc., 7.00%, 11/15/2032(b)(c)	1,038,000	1,017,793
M/I Homes, Inc., 4.95%, 02/01/2028	1,236,000	1,233,462
Newell Brands, Inc.
6.63%, 09/15/2029(c)	1,042,000	1,027,464
6.63%, 05/15/2032(c)	1,054,000	995,126
Somnigroup International, Inc., 3.88%, 10/15/2031(b)(c)	1,446,000	1,356,633
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030(b)	863,000	867,624
5.75%, 11/15/2032(b)	855,000	881,802
TopBuild Corp., 4.13%, 02/15/2032(b)(c)	1,495,000	1,426,764
Tri Pointe Homes, Inc., 5.70%, 06/15/2028	1,262,000	1,280,669
Whirlpool Corp.
4.75%, 02/26/2029(c)	1,370,000	1,362,486
6.50%, 06/15/2033(c)	1,363,000	1,355,417
		15,334,572
Household Products-0.31%
Energizer Holdings, Inc., 6.00%, 09/15/2033(b)(c)	1,283,000	1,212,732
Interactive Media & Services-1.51%
Snap, Inc., 6.88%, 03/01/2033(b)	1,040,000	1,072,453
WarnerMedia Holdings, Inc.
4.05%, 03/15/2029	2,460,000	2,388,236
4.28%, 03/15/2032(c)	2,711,000	2,480,565
		5,941,254
IT Services-0.52%
Cogent Communications Group LLC/Cogent Finance, Inc., 6.50%, 07/01/2032(b)(c)	1,048,000	956,390
Twilio, Inc., 3.63%, 03/15/2029	1,133,000	1,097,641
		2,054,031
Life Sciences Tools & Services-0.96%
Fortrea Holdings, Inc., 7.50%, 07/01/2030(b)(c)	1,095,000	1,100,534
IQVIA, Inc.
6.50%, 05/15/2030(b)(c)	1,272,000	1,324,344
6.25%, 06/01/2032(b)	1,285,000	1,345,671
		3,770,549
Machinery-0.80%
Enpro, Inc., 6.13%, 06/01/2033(b)	721,000	746,597
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Machinery-(continued)
Hillenbrand, Inc., 3.75%, 03/01/2031(c)	$1,264,000	$1,268,683
Terex Corp., 6.25%, 10/15/2032(b)(c)	1,130,000	1,154,637
		3,169,917
Marine Transportation-0.34%
NCL Corp. Ltd.
7.75%, 02/15/2029(b)(c)	642,000	681,604
6.75%, 02/01/2032(b)(c)	665,000	675,357
		1,356,961
Media-5.39%
AMC Networks, Inc., 10.50%, 07/15/2032(b)(c)	1,308,000	1,402,324
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/2034(b)(c)	3,810,000	3,232,053
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., 6.10%, 06/01/2029	3,174,000	3,310,318
Clear Channel Outdoor Holdings, Inc., 7.50%, 03/15/2033(b)(c)	957,000	1,008,186
Gray Media, Inc., 7.25%, 08/15/2033(b)	1,358,000	1,361,409
Lamar Media Corp.
3.75%, 02/15/2028	912,000	894,519
3.63%, 01/15/2031(c)	961,000	907,648
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/2031(b)	1,124,000	1,192,093
Paramount Global
2.90%, 01/15/2027	1,808,000	1,778,128
4.95%, 01/15/2031	1,812,000	1,788,873
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	1,702,000	1,774,522
Sirius XM Radio LLC, 3.88%, 09/01/2031(b)(c)	2,844,000	2,595,865
		21,245,938
Metals & Mining-1.83%
Alcoa Nederland Holding B.V., 7.13%, 03/15/2031(b)	1,859,000	1,971,414
ATI, Inc.
5.88%, 12/01/2027	613,000	614,433
5.13%, 10/01/2031(c)	639,000	640,786
Century Aluminum Co., 6.88%, 08/01/2032(b)	786,000	799,666
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029(b)	1,084,000	1,116,209
7.38%, 05/01/2033(b)	1,103,000	1,138,710
Kaiser Aluminum Corp., 4.50%, 06/01/2031(b)(c)	981,000	941,131
		7,222,349
Mortgage REITs-1.64%
Arbor Realty SR, Inc., 7.88%, 07/15/2030(b)	1,422,000	1,428,746
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029(b)	1,584,000	1,663,479
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp.
5.50%, 08/01/2030	469,000	479,921
7.00%, 07/15/2031(b)	452,000	479,518
Starwood Property Trust, Inc., 7.25%, 04/01/2029(b)	2,273,000	2,411,744
		6,463,408
	Principal Amount	Value
Office REITs-0.62%
Brandywine Operating Partnership L.P., 3.95%, 11/15/2027	$1,063,000	$1,050,779
Hudson Pacific Properties L.P., 3.25%, 01/15/2030(c)	1,644,000	1,385,853
		2,436,632
Oil, Gas & Consumable Fuels-7.07%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(b)	1,360,000	1,410,680
California Resources Corp., 7.00%, 01/15/2034(b)(c)	1,302,000	1,299,754
Chord Energy Corp., 6.75%, 03/15/2033(b)(c)	1,672,000	1,727,280
Civitas Resources, Inc., 8.75%, 07/01/2031(b)(c)	1,537,000	1,602,465
CNX Resources Corp., 7.25%, 03/01/2032(b)(c)	1,378,000	1,438,099
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	745,000	760,458
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/2032(b)	931,000	957,560
Matador Resources Co., 6.50%, 04/15/2032(b)	1,213,000	1,232,793
Murphy Oil Corp., 6.00%, 10/01/2032(c)	1,663,000	1,650,104
Murphy Oil USA, Inc., 4.75%, 09/15/2029(c)	1,927,000	1,913,652
Northern Oil and Gas, Inc., 8.75%, 06/15/2031(b)	959,000	981,772
Occidental Petroleum Corp.
6.63%, 09/01/2030	2,217,000	2,392,422
5.55%, 10/01/2034(c)	2,379,000	2,424,767
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)(c)	2,884,000	2,842,586
SM Energy Co.
6.50%, 07/15/2028	636,000	643,736
7.00%, 08/01/2032(b)	644,000	630,597
Talos Production, Inc., 9.38%, 02/01/2031(b)(c)	1,038,000	1,094,526
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 06/15/2031(b)	1,674,000	1,760,961
Vital Energy, Inc., 7.88%, 04/15/2032(b)(c)	1,152,000	1,117,288
		27,881,500
Passenger Airlines-0.37%
JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 09/20/2031(b)(c)	1,498,000	1,480,705
Personal Care Products-0.71%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030(b)(c)	1,488,000	1,530,820
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 03/01/2032(c)	1,217,000	1,274,466
		2,805,286
Pharmaceuticals-1.62%
Elanco Animal Health, Inc., 6.65%, 08/28/2028(c)	1,548,000	1,626,378
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Mylan, Inc., 4.55%, 04/15/2028	$3,091,000	$3,090,285
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 04/30/2031(b)(c)	1,992,000	1,669,724
		6,386,387
Professional Services-1.12%
CACI International, Inc., 6.38%, 06/15/2033(b)	1,490,000	1,555,194
Science Applications International Corp., 5.88%, 11/01/2033(b)(c)	1,548,000	1,543,104
TriNet Group, Inc., 7.13%, 08/15/2031(b)	1,270,000	1,318,566
		4,416,864
Real Estate Management & Development-1.47%
CoStar Group, Inc., 2.80%, 07/15/2030(b)	1,319,000	1,215,320
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)(c)	1,586,000	1,701,794
Forestar Group, Inc., 6.50%, 03/15/2033(b)	766,000	789,109
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	578,000	560,596
5.00%, 03/01/2031(c)	603,000	579,061
Newmark Group, Inc., 7.50%, 01/12/2029	879,000	941,088
		5,786,968
Semiconductors & Semiconductor Equipment-1.63%
Amkor Technology, Inc., 5.88%, 10/01/2033(b)(c)	1,539,000	1,568,656
Entegris, Inc., 4.75%, 04/15/2029(b)	1,244,000	1,242,775
Qorvo, Inc., 4.38%, 10/15/2029(c)	1,576,000	1,556,679
Skyworks Solutions, Inc.
1.80%, 06/01/2026	1,037,000	1,022,771
3.00%, 06/01/2031	1,153,000	1,045,230
		6,436,111
Software-1.53%
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	939,000	900,810
Gen Digital, Inc., 6.25%, 04/01/2033(b)	2,469,000	2,546,848
RingCentral, Inc., 8.50%, 08/15/2030(b)	597,000	635,844
SS&C Technologies, Inc., 6.50%, 06/01/2032(b)	1,882,000	1,960,566
		6,044,068
Specialized REITs-0.87%
GLP Capital L.P./GLP Financing II, Inc.
5.30%, 01/15/2029	839,000	855,032
3.25%, 01/15/2032	973,000	879,752
SBA Communications Corp., 3.88%, 02/15/2027	1,718,000	1,711,249
		3,446,033
Specialty Retail-3.64%
Advance Auto Parts, Inc.
3.90%, 04/15/2030(c)	1,050,000	965,803
3.50%, 03/15/2032(c)	1,127,000	973,451
Asbury Automotive Group, Inc., 4.75%, 03/01/2030(c)	2,049,000	2,013,352
Bath & Body Works, Inc.
5.25%, 02/01/2028(c)	950,000	953,565
6.88%, 11/01/2035(c)	951,000	953,406
	Principal Amount	Value
Specialty Retail-(continued)
Gap, Inc. (The), 3.88%, 10/01/2031(b)(c)	$2,409,000	$2,246,415
Penske Automotive Group, Inc., 3.75%, 06/15/2029(c)	2,675,000	2,588,579
Sonic Automotive, Inc., 4.88%, 11/15/2031(b)(c)	1,786,000	1,720,328
Valvoline, Inc., 3.63%, 06/15/2031(b)(c)	1,160,000	1,070,305
Wayfair LLC, 6.75%, 11/15/2032(b)	868,000	887,836
		14,373,040
Technology Hardware, Storage & Peripherals-1.18%
Seagate Data Storage Technology Pte. Ltd.
4.09%, 06/01/2029(b)(c)	1,200,000	1,175,271
9.63%, 12/01/2032(b)	1,046,740	1,191,483
Western Digital Corp.
2.85%, 02/01/2029	1,193,000	1,134,859
3.10%, 02/01/2032(c)	1,269,000	1,162,152
		4,663,765
Textiles, Apparel & Luxury Goods-1.30%
Crocs, Inc., 4.13%, 08/15/2031(b)(c)	1,352,000	1,248,398
Under Armour, Inc., 3.25%, 06/15/2026	1,324,000	1,316,090
VF Corp., 2.80%, 04/23/2027	2,612,000	2,549,250
		5,113,738
Trading Companies & Distributors-0.37%
Herc Holdings, Inc., 7.25%, 06/15/2033(b)(c)	1,245,000	1,318,989
QXO Building Products, Inc., 6.75%, 04/30/2032(b)	124,000	129,805
		1,448,794
Total U.S. Dollar Denominated Bonds & Notes (Cost $381,590,492)		388,021,091
	Shares
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $608,866)	608,866	608,866
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.53% (Cost $382,199,358)		388,629,957
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.75%
Invesco Private Government Fund, 4.00%(d)(e)(f)	35,636,406	35,636,406
Invesco Private Prime Fund, 4.12%(d)(e)(f)	93,520,347	93,548,403
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,181,077)		129,184,809
TOTAL INVESTMENTS IN SECURITIES-131.28% (Cost $511,380,435)		517,814,766
OTHER ASSETS LESS LIABILITIES-(31.28)%		(123,382,177)
NET ASSETS-100.00%		$394,432,589
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $229,527,769, which represented 58.19% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at November 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,611,269	$8,085,920	$(13,088,323)	$-	$-	$608,866	$29,041
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,830,272	22,992,777	(19,186,643)	-	-	35,636,406	338,128 *
Invesco Private Prime Fund	83,364,812	35,333,158	(25,149,596)	(364)	393	93,548,403	907,266 *
Total	$120,806,353	$66,411,855	$(57,424,562)	$(364)	$393	$129,793,675	$1,274,435

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.09%
Aerospace & Defense-2.23%
Boeing Co. (The)
5.15%, 05/01/2030	$125,000	$128,876
6.53%, 05/01/2034	130,000	144,621
General Dynamics Corp.
3.63%, 04/01/2030	110,000	108,414
2.25%, 06/01/2031	135,000	122,989
General Electric Co.
4.30%, 07/29/2030	120,000	121,390
6.75%, 03/15/2032	105,000	119,807
Howmet Aerospace, Inc.
3.00%, 01/15/2029	45,000	43,691
4.85%, 10/15/2031	40,000	41,245
Huntington Ingalls Industries, Inc.
4.20%, 05/01/2030	55,000	54,504
5.75%, 01/15/2035	50,000	53,053
L3Harris Technologies, Inc.
4.40%, 06/15/2028	83,000	83,669
5.40%, 07/31/2033	100,000	105,131
Lockheed Martin Corp.
3.55%, 01/15/2026	162,000	161,881
3.90%, 06/15/2032	172,000	169,330
Northrop Grumman Corp.
3.25%, 01/15/2028	131,000	129,131
4.70%, 03/15/2033	110,000	111,805
RTX Corp.
4.13%, 11/16/2028	158,000	158,549
6.10%, 03/15/2034	160,000	176,618
Textron, Inc.
3.00%, 06/01/2030	60,000	56,977
5.50%, 05/15/2035	50,000	52,186
		2,143,867
Air Freight & Logistics-0.96%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	120,000	120,394
FedEx Corp.
3.10%, 08/05/2029	175,000	168,565
2.40%, 05/15/2031	170,000	153,993
GXO Logistics, Inc.
6.25%, 05/06/2029	40,000	42,026
6.50%, 05/06/2034	40,000	43,076
United Parcel Service, Inc.
4.45%, 04/01/2030	196,000	200,081
5.15%, 05/22/2034	185,000	193,656
		921,791
Automobile Components-0.25%
BorgWarner, Inc.
2.65%, 07/01/2027	55,000	53,865
5.40%, 08/15/2034	50,000	51,949
Lear Corp., 3.80%, 09/15/2027	135,000	134,076
		239,890
Automobiles-0.21%
PACCAR Financial Corp., 4.45%, 08/06/2027	200,000	202,442
Banks-5.95%
Bank of America Corp., 3.25%, 10/21/2027	780,000	771,992
Citigroup, Inc.
4.45%, 09/29/2027	340,000	341,742
6.63%, 06/15/2032(b)	325,000	361,853
	Principal Amount	Value
Banks-(continued)
Citizens Financial Group, Inc.
3.25%, 04/30/2030	$130,000	$123,964
2.64%, 09/30/2032	130,000	112,135
Comerica, Inc., 4.00%, 02/01/2029	168,000	166,574
Fifth Third Bancorp, 2.55%, 05/05/2027	230,000	225,311
Huntington National Bank (The), 5.65%, 01/10/2030	190,000	199,470
JPMorgan Chase & Co., 2.95%, 10/01/2026(b)	941,000	933,629
KeyBank N.A., 5.00%, 01/26/2033	134,000	135,787
KeyCorp, 2.55%, 10/01/2029	110,000	103,858
Manufacturers & Traders Trust Co., 4.65%, 01/27/2026	205,000	205,046
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030(b)	405,000	381,995
Regions Financial Corp., 1.80%, 08/12/2028(b)	230,000	216,886
Truist Financial Corp., 1.95%, 06/05/2030	395,000	359,160
U.S. Bancorp, 1.38%, 07/22/2030(b)	482,000	427,092
Wachovia Corp., 5.50%, 08/01/2035	320,000	333,621
Wells Fargo & Co., 4.15%, 01/24/2029	315,000	315,911
		5,716,026
Beverages-1.44%
Coca-Cola Co. (The)
1.45%, 06/01/2027	205,000	198,407
2.25%, 01/05/2032(b)	250,000	226,752
Coca-Cola Consolidated, Inc.
5.25%, 06/01/2029	30,000	31,107
5.45%, 06/01/2034	45,000	47,493
Constellation Brands, Inc.
4.35%, 05/09/2027	85,000	85,342
2.25%, 08/01/2031	85,000	75,398
Keurig Dr Pepper, Inc.
4.60%, 05/25/2028	91,000	91,696
4.05%, 04/15/2032	95,000	91,561
Molson Coors Beverage Co., 3.00%, 07/15/2026	128,000	127,193
PepsiCo, Inc.
2.75%, 03/19/2030	215,000	204,604
5.00%, 02/07/2035	195,000	201,869
		1,381,422
Biotechnology-1.64%
AbbVie, Inc.
3.20%, 11/21/2029	269,000	260,997
5.05%, 03/15/2034	235,000	243,811
Amgen, Inc.
5.15%, 03/02/2028	185,000	189,382
5.25%, 03/02/2033	160,000	166,810
Biogen, Inc.
2.25%, 05/01/2030	105,000	96,667
5.75%, 05/15/2035	90,000	95,785
Gilead Sciences, Inc.
3.65%, 03/01/2026	168,000	167,800
4.60%, 09/01/2035	180,000	179,773
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	198,000	176,830
		1,577,855
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Broadline Retail-0.97%
Amazon.com, Inc.
3.15%, 08/22/2027(b)	$395,000	$391,646
2.10%, 05/12/2031(b)	430,000	389,371
eBay, Inc.
2.70%, 03/11/2030	80,000	75,254
2.60%, 05/10/2031	80,000	73,300
		929,571
Building Products-0.89%
Carlisle Cos., Inc.
2.75%, 03/01/2030	55,000	51,932
2.20%, 03/01/2032	50,000	43,723
Carrier Global Corp.
2.72%, 02/15/2030	95,000	89,513
5.90%, 03/15/2034	70,000	75,657
Fortune Brands Innovations, Inc.
3.25%, 09/15/2029	63,000	60,758
5.88%, 06/01/2033	40,000	42,465
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.
1.75%, 09/15/2030	105,000	93,968
4.90%, 12/01/2032	90,000	92,334
Lennox International, Inc., 5.50%, 09/15/2028	70,000	72,484
Masco Corp.
1.50%, 02/15/2028	55,000	51,894
2.00%, 02/15/2031	65,000	57,702
Owens Corning
5.50%, 06/15/2027	60,000	61,221
5.70%, 06/15/2034	60,000	63,371
		857,022
Capital Markets-3.80%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	201,000	199,386
4.50%, 05/13/2032	90,000	90,908
Bank of New York Mellon Corp. (The)
3.30%, 08/23/2029	151,000	147,032
1.80%, 07/28/2031	170,000	150,372
BlackRock, Inc.
3.20%, 03/15/2027	170,000	168,906
1.90%, 01/28/2031	160,000	144,252
Charles Schwab Corp. (The)
2.00%, 03/20/2028	190,000	182,503
2.90%, 03/03/2032	195,000	179,267
CME Group, Inc.
3.75%, 06/15/2028	100,000	100,072
2.65%, 03/15/2032	135,000	123,570
Franklin Resources, Inc., 1.60%, 10/30/2030	170,000	150,217
Goldman Sachs Group, Inc. (The)
3.80%, 03/15/2030	280,000	276,433
6.13%, 02/15/2033	250,000	275,780
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	60,000	59,008
6.20%, 04/14/2034	55,000	58,299
Morgan Stanley
3.63%, 01/20/2027	267,000	266,187
7.25%, 04/01/2032	210,000	243,832
MSCI, Inc., 3.25%, 08/15/2033(c)	125,000	112,591
Nasdaq, Inc.
5.35%, 06/28/2028	60,000	61,913
1.65%, 01/15/2031	75,000	66,352
	Principal Amount	Value
Capital Markets-(continued)
Northern Trust Corp.
1.95%, 05/01/2030	$95,000	$87,192
6.13%, 11/02/2032	90,000	98,620
Raymond James Financial, Inc.
4.65%, 04/01/2030	80,000	81,750
4.90%, 09/11/2035	70,000	69,758
State Street Corp.
2.40%, 01/24/2030	135,000	127,542
2.20%, 03/03/2031	145,000	130,481
		3,652,223
Chemicals-2.96%
Air Products and Chemicals, Inc.
2.05%, 05/15/2030	99,000	91,256
4.85%, 02/08/2034	90,000	91,982
Albemarle Corp.
4.65%, 06/01/2027	45,000	45,135
5.05%, 06/01/2032	65,000	65,263
CF Industries, Inc.
4.50%, 12/01/2026(c)	65,000	65,214
5.15%, 03/15/2034	90,000	90,910
Dow Chemical Co. (The)
2.10%, 11/15/2030	160,000	141,607
5.65%, 03/15/2036	140,000	140,699
DuPont de Nemours, Inc., 4.73%, 11/15/2028(c)	223,000	225,977
Eastman Chemical Co.
4.50%, 12/01/2028	55,000	55,408
5.75%, 03/08/2033	60,000	63,089
Ecolab, Inc.
4.80%, 03/24/2030	85,000	87,394
2.13%, 02/01/2032	85,000	75,366
EIDP, Inc.
2.30%, 07/15/2030	95,000	88,177
4.80%, 05/15/2033	90,000	90,489
FMC Corp.
3.45%, 10/01/2029	62,000	56,478
5.65%, 05/18/2033	60,000	54,948
International Flavors & Fragrances, Inc., 2.30%, 11/01/2030(c)	160,000	144,360
Linde, Inc., 1.10%, 08/10/2030	350,000	307,664
LYB International Finance III LLC
2.25%, 10/01/2030	165,000	147,240
5.50%, 03/01/2034	120,000	119,808
Mosaic Co. (The)
4.05%, 11/15/2027	70,000	70,015
5.45%, 11/15/2033	60,000	62,149
PPG Industries, Inc., 3.75%, 03/15/2028	156,000	155,669
Sherwin-Williams Co. (The)
2.95%, 08/15/2029	80,000	76,756
2.20%, 03/15/2032	100,000	88,249
Westlake Corp., 5.55%, 11/15/2035	140,000	140,982
		2,842,284
Commercial Services & Supplies-0.74%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	65,000	63,950
3.57%, 12/01/2031	70,000	65,477
Cintas Corp. No. 2
3.70%, 04/01/2027	63,000	62,829
4.00%, 05/01/2032	65,000	64,106
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Commercial Services & Supplies-(continued)
Republic Services, Inc.
3.95%, 05/15/2028	$74,000	$74,186
1.75%, 02/15/2032	120,000	103,893
Veralto Corp.
5.35%, 09/18/2028	45,000	46,478
5.45%, 09/18/2033	40,000	42,008
Waste Management, Inc.
3.15%, 11/15/2027	90,000	88,827
1.50%, 03/15/2031	115,000	100,688
		712,442
Communications Equipment-0.57%
Cisco Systems, Inc.
2.50%, 09/20/2026(b)	211,000	208,896
5.05%, 02/26/2034	210,000	218,006
Motorola Solutions, Inc.
4.60%, 05/23/2029	58,000	58,747
5.40%, 04/15/2034	60,000	62,102
		547,751
Construction & Engineering-0.22%
MasTec, Inc., 5.90%, 06/15/2029	95,000	99,400
Quanta Services, Inc.
2.90%, 10/01/2030	65,000	61,086
5.25%, 08/09/2034	50,000	51,770
		212,256
Construction Materials-0.30%
Eagle Materials, Inc., 2.50%, 07/01/2031	85,000	77,250
Martin Marietta Materials, Inc., 2.40%, 07/15/2031	115,000	104,107
Vulcan Materials Co.
3.50%, 06/01/2030	60,000	58,311
5.35%, 12/01/2034	50,000	52,075
		291,743
Consumer Finance-1.40%
Ally Financial, Inc.
2.20%, 11/02/2028	110,000	103,386
8.00%, 11/01/2031	85,000	96,772
American Express Co., 4.05%, 05/03/2029(b)	350,000	352,422
Capital One Financial Corp.
3.80%, 01/31/2028	185,000	184,044
6.70%, 11/29/2032	165,000	182,904
General Motors Financial Co., Inc.
5.80%, 01/07/2029	190,000	198,047
3.10%, 01/12/2032	245,000	223,404
		1,340,979
Consumer Staples Distribution & Retail-2.56%
Costco Wholesale Corp.
1.60%, 04/20/2030	245,000	222,634
1.75%, 04/20/2032	230,000	200,263
Dollar General Corp.
3.50%, 04/03/2030	90,000	87,043
5.45%, 07/05/2033	90,000	93,480
Dollar Tree, Inc.
4.20%, 05/15/2028	87,000	86,967
2.65%, 12/01/2031	90,000	81,031
Kroger Co. (The)
4.50%, 01/15/2029	160,000	162,432
5.00%, 09/15/2034	175,000	177,870
	Principal Amount	Value
Consumer Staples Distribution & Retail-(continued)
Sysco Corp.
5.95%, 04/01/2030	$115,000	$122,013
5.40%, 03/23/2035	110,000	114,800
Target Corp.
3.38%, 04/15/2029	185,000	181,856
4.50%, 09/15/2032	175,000	177,198
Walmart, Inc.
3.70%, 06/26/2028	380,000	381,057
1.80%, 09/22/2031(b)	415,000	370,712
		2,459,356
Containers & Packaging-0.57%
Amcor Finance (USA), Inc., 3.63%, 04/28/2026	71,000	70,788
Amcor Flexibles North America, Inc., 2.69%, 05/25/2031	80,000	73,192
Avery Dennison Corp.
4.88%, 12/06/2028	51,000	52,078
2.25%, 02/15/2032	65,000	57,107
Packaging Corp. of America
3.00%, 12/15/2029	65,000	62,408
5.20%, 08/15/2035	60,000	61,529
Sealed Air Corp., 1.57%, 10/15/2026(c)	85,000	82,916
Sonoco Products Co.
3.13%, 05/01/2030	45,000	42,695
5.00%, 09/01/2034	50,000	49,763
		552,476
Distributors-0.29%
Genuine Parts Co.
1.88%, 11/01/2030	95,000	83,251
2.75%, 02/01/2032	90,000	79,819
LKQ Corp.
5.75%, 06/15/2028	55,000	56,878
6.25%, 06/15/2033	55,000	58,928
		278,876
Diversified REITs-0.62%
American Assets Trust L.P., 3.38%, 02/01/2031	50,000	45,826
COPT Defense Properties L.P., 2.75%, 04/15/2031	65,000	59,171
CubeSmart L.P.
2.25%, 12/15/2028	45,000	42,657
2.50%, 02/15/2032	40,000	35,490
Digital Realty Trust L.P., 3.60%, 07/01/2029	180,000	176,712
VICI Properties L.P.
4.75%, 02/15/2028	65,000	65,673
5.13%, 05/15/2032	70,000	70,628
W.P. Carey, Inc., 2.40%, 02/01/2031	115,000	103,570
		599,727
Diversified Telecommunication Services-1.32%
AT&T, Inc.
4.30%, 02/15/2030	314,000	315,827
2.55%, 12/01/2033	370,000	317,569
Verizon Communications, Inc.
4.33%, 09/21/2028	305,000	307,566
2.36%, 03/15/2032	375,000	331,534
		1,272,496
Electric Utilities-4.83%
AEP Texas, Inc., Series I, 2.10%, 07/01/2030	126,000	115,014
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Electric Utilities-(continued)
Alexander Funding Trust II, 7.47%, 07/31/2028(c)	$65,000	$69,421
American Electric Power Co., Inc., 5.63%, 03/01/2033	110,000	116,429
American Transmission Systems, Inc., 2.65%, 01/15/2032(c)	100,000	90,589
Arizona Public Service Co., 5.55%, 08/01/2033	120,000	126,278
CenterPoint Energy Houston Electric, LLC, Series AQ, 4.95%, 08/15/2035	70,000	70,988
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/2031	125,000	114,683
Series D, 4.00%, 12/01/2028	95,000	95,315
Constellation Energy Generation LLC
5.60%, 03/01/2028	95,000	98,217
5.80%, 03/01/2033	80,000	85,801
Duke Energy Corp.
2.65%, 09/01/2026	166,000	164,274
2.55%, 06/15/2031	200,000	182,367
Entergy Corp., 1.90%, 06/15/2028	130,000	123,389
Entergy Louisiana LLC, 4.00%, 03/15/2033	100,000	97,001
Evergy, Inc., 2.90%, 09/15/2029	145,000	138,350
Eversource Energy, 3.38%, 03/01/2032	110,000	102,014
Exelon Corp.
4.05%, 04/15/2030	110,000	109,200
5.30%, 03/15/2033	140,000	146,125
Florida Power & Light Co., 2.45%, 02/03/2032	190,000	172,210
Interstate Power and Light Co., 4.10%, 09/26/2028	45,000	45,049
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028(c)	85,000	85,042
NextEra Energy Capital Holdings, Inc., 2.25%, 06/01/2030	186,000	171,147
NRG Energy, Inc., 7.00%, 03/15/2033(c)	70,000	77,713
Pacific Gas and Electric Co.
4.55%, 07/01/2030	110,000	109,670
6.40%, 06/15/2033	110,000	119,433
PacifiCorp, 5.45%, 02/15/2034(b)	370,000	378,234
PPL Capital Funding, Inc., 3.10%, 05/15/2026	85,000	84,610
PPL Electric Utilities Corp., 5.00%, 05/15/2033	80,000	82,787
Public Service Co. of Colorado, 1.88%, 06/15/2031	110,000	96,691
San Diego Gas & Electric Co.
5.40%, 04/15/2035	110,000	114,791
Series VVV, 1.70%, 10/01/2030	155,000	138,323
Southern California Edison Co.
5.25%, 03/15/2030	115,000	118,162
5.95%, 11/01/2032	105,000	111,642
Southern Co. (The)
5.70%, 03/15/2034	140,000	147,926
Series A, 3.70%, 04/30/2030	152,000	148,855
Vistra Operations Co. LLC
3.70%, 01/30/2027(c)	80,000	79,462
6.95%, 10/15/2033(c)	70,000	78,170
Wisconsin Electric Power Co., 4.75%, 09/30/2032	85,000	87,498
	Principal Amount	Value
Electric Utilities-(continued)
Wisconsin Power and Light Co., 3.95%, 09/01/2032	$55,000	$53,139
Xcel Energy, Inc., 4.00%, 06/15/2028	100,000	99,945
		4,645,954
Electrical Equipment-0.28%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	70,000	63,399
Emerson Electric Co.
0.88%, 10/15/2026	105,000	102,310
2.20%, 12/21/2031	115,000	103,019
		268,728
Electronic Equipment, Instruments & Components-1.39%
Amphenol Corp.
2.80%, 02/15/2030	65,000	61,833
5.00%, 01/15/2035	80,000	82,274
Arrow Electronics, Inc.
3.88%, 01/12/2028	98,000	97,295
2.95%, 02/15/2032	95,000	85,587
Avnet, Inc., 4.63%, 04/15/2026	138,000	137,963
Flex Ltd.
4.88%, 06/15/2029	65,000	65,968
5.25%, 01/15/2032	75,000	76,648
Jabil, Inc.
3.95%, 01/12/2028	78,000	77,809
3.00%, 01/15/2031	75,000	69,732
Keysight Technologies, Inc.
3.00%, 10/30/2029	50,000	47,854
4.95%, 10/15/2034	45,000	45,609
TD SYNNEX Corp.
1.75%, 08/09/2026	70,000	68,809
6.10%, 04/12/2034	70,000	74,396
Teledyne Technologies, Inc.
2.25%, 04/01/2028	55,000	52,734
2.75%, 04/01/2031	40,000	37,094
Trimble, Inc.
4.90%, 06/15/2028	45,000	45,706
6.10%, 03/15/2033	45,000	48,572
Tyco Electronics Group S.A. (Switzerland)
4.50%, 02/13/2026	75,000	75,038
2.50%, 02/04/2032	95,000	85,893
		1,336,814
Energy Equipment & Services-0.62%
Halliburton Co.
2.92%, 03/01/2030	85,000	80,691
4.85%, 11/15/2035	90,000	89,568
Helmerich & Payne, Inc., 2.90%, 09/29/2031	95,000	85,128
NOV, Inc., 3.60%, 12/01/2029	93,000	90,779
Schlumberger Holdings Corp., 3.90%, 05/17/2028(c)	250,000	249,749
		595,915
Entertainment-0.85%
Electronic Arts, Inc., 1.85%, 02/15/2031	120,000	116,289
Netflix, Inc.
4.88%, 06/15/2030(c)	165,000	170,011
4.90%, 08/15/2034	130,000	134,894
Take-Two Interactive Software, Inc.
4.95%, 03/28/2028	50,000	50,924
4.00%, 04/14/2032	41,000	39,904
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Entertainment-(continued)
Walt Disney Co. (The)
2.20%, 01/13/2028	$150,000	$145,369
2.65%, 01/13/2031	170,000	159,350
		816,741
Financial Services-3.16%
Apollo Global Management, Inc., 6.38%, 11/15/2033	205,000	226,717
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	379,000	378,123
Block Financial LLC, 3.88%, 08/15/2030	80,000	77,485
Corebridge Financial, Inc.
3.65%, 04/05/2027	130,000	129,024
3.90%, 04/05/2032	140,000	133,162
Enact Holdings, Inc., 6.25%, 05/28/2029	55,000	57,714
Equitable Holdings, Inc.
4.35%, 04/20/2028	101,000	101,417
5.59%, 01/11/2033	119,000	124,705
Essent Group Ltd., 6.25%, 07/01/2029	60,000	62,763
Fidelity National Information Services, Inc.
1.15%, 03/01/2026	110,000	109,182
2.25%, 03/01/2031	105,000	93,979
Fiserv, Inc.
3.50%, 07/01/2029	123,000	119,045
5.63%, 08/21/2033	95,000	98,254
Global Payments, Inc.
3.20%, 08/15/2029	73,000	69,437
5.55%, 11/15/2035	70,000	69,981
LPL Holdings, Inc.
6.75%, 11/17/2028	45,000	48,038
6.00%, 05/20/2034	65,000	68,311
Mastercard, Inc.
3.35%, 03/26/2030	125,000	122,369
4.35%, 01/15/2032	130,000	131,326
PayPal Holdings, Inc.
2.85%, 10/01/2029	120,000	114,958
4.40%, 06/01/2032	105,000	105,274
Radian Group, Inc., 6.20%, 05/15/2029	60,000	62,877
TPG Operating Group II L.P., 5.88%, 03/05/2034	100,000	104,884
Visa, Inc.
2.05%, 04/15/2030	175,000	162,338
4.15%, 12/14/2035	160,000	156,022
Western Union Co. (The), 1.35%, 03/15/2026	110,000	109,021
		3,036,406
Food Products-2.73%
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	140,000	135,418
2.90%, 03/01/2032	165,000	152,377
Bunge Ltd. Finance Corp.
4.20%, 09/17/2029	100,000	100,070
2.75%, 05/14/2031	130,000	119,942
Campbell’s Co. (The)
2.38%, 04/24/2030	65,000	59,907
5.40%, 03/21/2034	60,000	61,862
Conagra Brands, Inc.
4.85%, 11/01/2028	95,000	96,327
5.75%, 08/01/2035	70,000	72,130
Flowers Foods, Inc., 2.40%, 03/15/2031	85,000	75,683
	Principal Amount	Value
Food Products-(continued)
General Mills, Inc.
4.20%, 04/17/2028	$91,000	$91,292
4.95%, 03/29/2033	90,000	91,808
Hershey Co. (The)
2.30%, 08/15/2026	88,000	87,056
5.10%, 02/24/2035	70,000	72,657
Hormel Foods Corp., 1.80%, 06/11/2030	145,000	131,373
Ingredion, Inc., 2.90%, 06/01/2030	100,000	94,101
J.M. Smucker Co. (The), 6.20%, 11/15/2033	80,000	87,213
JM Smucker Co. (The), 2.38%, 03/15/2030	75,000	69,783
Kellanova, 4.30%, 05/15/2028	155,000	156,084
Kraft Heinz Foods Co. (The)
3.00%, 06/01/2026	125,000	124,291
5.00%, 07/15/2035	125,000	125,354
McCormick & Co., Inc.
3.40%, 08/15/2027	58,000	57,465
1.85%, 02/15/2031	65,000	57,540
Mondelez International, Inc.
2.75%, 04/13/2030	131,000	123,717
3.00%, 03/17/2032	160,000	147,266
Tyson Foods, Inc.
4.35%, 03/01/2029	125,000	125,378
4.88%, 08/15/2034	105,000	105,329
		2,621,423
Gas Utilities-0.40%
Atmos Energy Corp.
3.00%, 06/15/2027	51,000	50,423
1.50%, 01/15/2031	60,000	52,698
National Fuel Gas Co.
5.50%, 03/15/2030	70,000	72,526
2.95%, 03/01/2031	40,000	36,590
ONE Gas, Inc., 5.10%, 04/01/2029	70,000	72,291
Southwest Gas Corp., 4.05%, 03/15/2032	105,000	101,831
		386,359
Ground Transportation-1.19%
CSX Corp.
4.25%, 03/15/2029	95,000	95,988
4.10%, 11/15/2032	100,000	98,768
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	110,000	109,883
Norfolk Southern Corp.
5.05%, 08/01/2030	105,000	109,147
3.00%, 03/15/2032	130,000	120,756
Ryder System, Inc.
5.25%, 06/01/2028	75,000	77,077
6.60%, 12/01/2033	60,000	67,438
Uber Technologies, Inc.
4.30%, 01/15/2030	95,000	95,560
4.80%, 09/15/2034	70,000	70,436
Union Pacific Corp.
3.95%, 09/10/2028	144,000	144,247
2.80%, 02/14/2032	165,000	152,012
		1,141,312
Health Care Equipment & Supplies-2.01%
Abbott Laboratories, 3.75%, 11/30/2026	327,000	326,956
Baxter International, Inc.
1.92%, 02/01/2027	90,000	87,699
2.54%, 02/01/2032	85,000	74,326
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Becton, Dickinson and Co.
3.70%, 06/06/2027	$95,000	$94,474
1.96%, 02/11/2031	115,000	102,388
Boston Scientific Corp., 2.65%, 06/01/2030	165,000	155,695
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	80,000	73,910
DH Europe Finance II S.a.r.l., 2.60%, 11/15/2029	226,000	214,677
Edwards Lifesciences Corp., 4.30%, 06/15/2028	92,000	92,366
GE HealthCare Technologies, Inc.
5.65%, 11/15/2027	75,000	77,189
5.91%, 11/22/2032	65,000	70,243
Solventum Corp.
5.40%, 03/01/2029	60,000	62,064
5.60%, 03/23/2034	70,000	73,180
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/2031	120,000	110,593
Stryker Corp.
1.95%, 06/15/2030	130,000	118,333
5.20%, 02/10/2035	90,000	93,400
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/2028	50,000	51,756
2.60%, 11/24/2031	60,000	54,224
		1,933,473
Health Care Providers & Services-4.07%
Cardinal Health, Inc.
3.41%, 06/15/2027	164,000	162,530
5.45%, 02/15/2034	151,000	158,128
Cencora, Inc.
3.45%, 12/15/2027	184,000	182,002
2.70%, 03/15/2031	195,000	180,620
Cigna Group (The)
4.38%, 10/15/2028	184,000	185,863
2.38%, 03/15/2031	220,000	199,650
CVS Health Corp.
4.30%, 03/25/2028	270,000	270,785
5.25%, 02/21/2033(b)	265,000	274,315
Elevance Health, Inc.
2.25%, 05/15/2030	205,000	188,640
5.20%, 02/15/2035	170,000	174,418
HCA, Inc.
3.50%, 09/01/2030	160,000	154,056
3.63%, 03/15/2032	150,000	142,324
Humana, Inc.
1.35%, 02/03/2027	120,000	116,206
2.15%, 02/03/2032	145,000	125,924
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	65,000	61,910
4.80%, 10/01/2034	75,000	74,770
McKesson Corp.
1.30%, 08/15/2026(b)	216,000	212,074
5.10%, 07/15/2033	185,000	192,814
Quest Diagnostics, Inc.
2.95%, 06/30/2030	65,000	61,692
5.00%, 12/15/2034	60,000	61,173
UnitedHealth Group, Inc.
2.00%, 05/15/2030	340,000	311,189
5.35%, 02/15/2033(b)	280,000	293,645
	Principal Amount	Value
Health Care Providers & Services-(continued)
Universal Health Services, Inc.
2.65%, 10/15/2030	$60,000	$54,743
5.05%, 10/15/2034	70,000	68,999
		3,908,470
Health Care REITs-0.91%
Alexandria Real Estate Equities, Inc., 2.00%, 05/18/2032	175,000	148,446
Healthcare Realty Holdings L.P.
3.50%, 08/01/2026	46,000	45,720
2.00%, 03/15/2031	60,000	52,711
Healthpeak OP LLC
3.25%, 07/15/2026	67,000	66,697
5.25%, 12/15/2032	50,000	51,654
Omega Healthcare Investors, Inc.
5.20%, 07/01/2030	40,000	40,782
3.38%, 02/01/2031	45,000	42,047
Sabra Health Care L.P., 3.20%, 12/01/2031	70,000	64,061
Ventas Realty L.P.
4.40%, 01/15/2029	99,000	99,553
2.50%, 09/01/2031	84,000	75,721
Welltower OP LLC
3.10%, 01/15/2030	110,000	105,804
2.80%, 06/01/2031	90,000	83,622
		876,818
Hotel & Resort REITs-0.11%
Host Hotels & Resorts L.P.
5.50%, 04/15/2035	50,000	50,872
Series H, 3.38%, 12/15/2029	54,000	51,736
		102,608
Hotels, Restaurants & Leisure-1.55%
Booking Holdings, Inc., 3.55%, 03/15/2028	160,000	158,799
Carnival Corp., 4.00%, 08/01/2028(c)	130,000	127,841
Choice Hotels International, Inc., 5.85%, 08/01/2034	55,000	56,558
Darden Restaurants, Inc.
3.85%, 05/01/2027	54,000	53,815
6.30%, 10/10/2033	60,000	65,351
Expedia Group, Inc.
3.80%, 02/15/2028	53,000	52,657
5.40%, 02/15/2035	50,000	51,666
Hyatt Hotels Corp.
5.75%, 01/30/2027	30,000	30,468
5.75%, 03/30/2032	40,000	41,997
Marriott International, Inc.
5.35%, 03/15/2035	60,000	62,153
Series FF, 4.63%, 06/15/2030	70,000	71,101
McDonald’s Corp.
3.60%, 07/01/2030	180,000	176,750
4.95%, 03/03/2035	160,000	163,607
Royal Caribbean Cruises Ltd.
5.50%, 04/01/2028(c)	70,000	71,256
6.00%, 02/01/2033(c)	50,000	51,496
Starbucks Corp.
2.55%, 11/15/2030	145,000	134,238
3.00%, 02/14/2032	130,000	120,343
		1,490,096
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Household Durables-0.92%
D.R. Horton, Inc.
1.40%, 10/15/2027	$105,000	$100,384
5.00%, 10/15/2034	100,000	102,152
Leggett & Platt, Inc., 4.40%, 03/15/2029	85,000	83,584
Lennar Corp., 4.75%, 11/29/2027	175,000	176,463
Meritage Homes Corp., 5.65%, 03/15/2035	75,000	77,020
Mohawk Industries, Inc., 3.63%, 05/15/2030	130,000	126,162
NVR, Inc., 3.00%, 05/15/2030	120,000	114,312
Toll Brothers Finance Corp., 5.60%, 06/15/2035	100,000	103,474
		883,551
Household Products-1.17%
Church & Dwight Co., Inc., 5.60%, 11/15/2032	105,000	112,197
Clorox Co. (The)
3.90%, 05/15/2028	55,000	55,012
4.60%, 05/01/2032	55,000	55,742
Colgate-Palmolive Co.
4.80%, 03/02/2026	100,000	100,212
3.25%, 08/15/2032	120,000	113,912
Kimberly-Clark Corp.
3.20%, 04/25/2029	107,000	104,543
2.00%, 11/02/2031	115,000	103,765
Procter & Gamble Co. (The)
3.00%, 03/25/2030	250,000	241,499
1.95%, 04/23/2031(b)	260,000	235,950
		1,122,832
Independent Power and Renewable Electricity Producers-0.27%
AES Corp. (The)
1.38%, 01/15/2026	95,000	94,507
2.45%, 01/15/2031	90,000	81,680
NSTAR Electric Co., 3.20%, 05/15/2027	83,000	82,143
		258,330
Industrial Conglomerates-0.90%
3M Co.
2.38%, 08/26/2029	165,000	155,621
5.15%, 03/15/2035	160,000	165,790
Eaton Corp.
3.10%, 09/15/2027	114,000	112,771
4.00%, 11/02/2032	105,000	103,553
Honeywell International, Inc.
2.50%, 11/01/2026	168,000	165,948
1.75%, 09/01/2031	180,000	157,804
		861,487
Insurance-6.10%
Aflac, Inc., 3.60%, 04/01/2030	220,000	216,573
Allstate Corp. (The)
3.28%, 12/15/2026	116,000	115,222
1.45%, 12/15/2030	135,000	117,940
American International Group, Inc.
4.85%, 05/07/2030	170,000	174,229
5.13%, 03/27/2033	165,000	170,623
Aon Corp., 2.80%, 05/15/2030	90,000	84,839
Aon North America, Inc., 5.45%, 03/01/2034	100,000	104,635
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	75,000	76,693
5.15%, 02/15/2035	70,000	71,115
Brighthouse Financial, Inc., 5.63%, 05/15/2030	185,000	186,947
	Principal Amount	Value
Insurance-(continued)
Brown & Brown, Inc.
4.90%, 06/23/2030	$40,000	$40,557
2.38%, 03/15/2031	50,000	44,822
Chubb INA Holdings LLC
1.38%, 09/15/2030	175,000	154,314
5.00%, 03/15/2034	140,000	144,037
CNA Financial Corp.
3.90%, 05/01/2029	113,000	112,067
5.13%, 02/15/2034	81,000	81,881
CNO Financial Group, Inc.
5.25%, 05/30/2029	43,000	43,796
6.45%, 06/15/2034	45,000	47,722
F&G Annuities & Life, Inc., 6.25%, 10/04/2034	105,000	106,499
Fidelity National Financial, Inc., 3.40%, 06/15/2030	195,000	185,992
First American Financial Corp., 2.40%, 08/15/2031	120,000	105,208
Five Corners Funding Trust II, 2.85%, 05/15/2030(c)	195,000	183,973
Globe Life, Inc., 4.55%, 09/15/2028	96,000	97,119
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	100,000	102,076
Hartford Insurance Group, Inc. (The), 2.80%, 08/19/2029	224,000	213,936
Jackson National Life Global Funding, 3.05%, 04/29/2026(c)	205,000	204,090
Lincoln National Corp.
3.80%, 03/01/2028	146,000	145,093
3.40%, 01/15/2031	145,000	137,688
Loews Corp., 3.20%, 05/15/2030	160,000	153,492
Marsh & McLennan Cos., Inc.
4.38%, 03/15/2029	93,000	94,089
5.00%, 03/15/2035	100,000	101,741
MetLife, Inc.
4.55%, 03/23/2030	185,000	189,110
5.70%, 06/15/2035	180,000	193,159
Old Republic International Corp., 3.88%, 08/26/2026	139,000	138,701
Peachtree Corners Funding Trust II, 6.01%, 05/15/2035(c)	170,000	180,019
Primerica, Inc., 2.80%, 11/19/2031	85,000	77,181
Principal Financial Group, Inc., 2.13%, 06/15/2030	287,000	261,353
Progressive Corp. (The)
4.00%, 03/01/2029	125,000	125,477
3.00%, 03/15/2032	140,000	129,860
Prudential Financial, Inc., 5.20%, 03/14/2035	180,000	185,666
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	69,000	68,351
RGA Global Funding, 5.50%, 01/11/2031(c)	85,000	88,823
Travelers Property Casualty Corp., 6.38%, 03/15/2033	230,000	260,547
Willis North America, Inc.
2.95%, 09/15/2029	80,000	76,224
5.35%, 05/15/2033	70,000	72,731
		5,866,210
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Interactive Media & Services-1.34%
Alphabet, Inc.
1.10%, 08/15/2030(b)	$430,000	$379,979
4.50%, 05/15/2035	350,000	352,467
Meta Platforms, Inc.
3.50%, 08/15/2027	280,000	279,160
4.88%, 11/15/2035	270,000	273,031
		1,284,637
IT Services-0.80%
Accenture Capital, Inc., 4.50%, 10/04/2034	155,000	153,927
Amdocs Ltd., 2.54%, 06/15/2030	93,000	85,437
DXC Technology Co., 2.38%, 09/15/2028(b)	133,000	125,176
International Business Machines Corp., 3.50%, 05/15/2029	210,000	206,465
Kyndryl Holdings, Inc.
2.05%, 10/15/2026	70,000	68,634
3.15%, 10/15/2031	75,000	68,313
VeriSign, Inc., 2.70%, 06/15/2031	65,000	59,034
		766,986
Leisure Products-0.41%
Brunswick Corp., 2.40%, 08/18/2031	110,000	96,612
Hasbro, Inc.
3.90%, 11/19/2029	53,000	52,073
6.05%, 05/14/2034	47,000	49,869
Mattel, Inc., 5.00%, 11/17/2030	80,000	80,754
Polaris, Inc., 6.95%, 03/15/2029	110,000	117,064
		396,372
Life Sciences Tools & Services-0.78%
Agilent Technologies, Inc.
2.75%, 09/15/2029	57,000	54,280
2.30%, 03/12/2031	55,000	49,850
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	73,000	69,020
Illumina, Inc.
5.75%, 12/13/2027	30,000	30,815
2.55%, 03/23/2031	55,000	49,846
IQVIA, Inc., 6.25%, 02/01/2029	150,000	158,244
Revvity, Inc.
3.30%, 09/15/2029	38,000	36,685
2.25%, 09/15/2031	45,000	39,737
Thermo Fisher Scientific, Inc.
4.80%, 11/21/2027	135,000	137,489
2.00%, 10/15/2031(b)	140,000	125,281
		751,247
Machinery-2.53%
AGCO Corp., 5.80%, 03/21/2034	120,000	125,625
Caterpillar, Inc.
2.60%, 04/09/2030	165,000	156,330
5.20%, 05/15/2035	150,000	157,102
CNH Industrial N.V., 3.85%, 11/15/2027	180,000	179,376
Cummins, Inc.
1.50%, 09/01/2030	105,000	93,931
5.30%, 05/09/2035	110,000	114,809
Flowserve Corp.
3.50%, 10/01/2030	70,000	66,888
2.80%, 01/15/2032	40,000	35,961
Fortive Corp., 3.15%, 06/15/2026	87,000	86,507
IDEX Corp.
3.00%, 05/01/2030	40,000	37,959
2.63%, 06/15/2031	50,000	45,880
	Principal Amount	Value
Machinery-(continued)
Illinois Tool Works, Inc., 2.65%, 11/15/2026(b)	$219,000	$216,668
Ingersoll Rand, Inc.
5.40%, 08/14/2028	50,000	51,760
5.70%, 08/14/2033	30,000	32,028
John Deere Capital Corp.
4.95%, 07/14/2028	150,000	154,163
5.10%, 04/11/2034	135,000	140,775
Nordson Corp.
4.50%, 12/15/2029	30,000	30,217
5.80%, 09/15/2033	50,000	53,571
Otis Worldwide Corp.
2.57%, 02/15/2030	70,000	65,582
5.13%, 11/19/2031	60,000	62,478
Parker-Hannifin Corp.
3.25%, 06/14/2029	72,000	70,291
4.20%, 11/21/2034	85,000	83,378
Stanley Black & Decker, Inc.
2.30%, 03/15/2030	91,000	83,180
3.00%, 05/15/2032	95,000	85,986
Wabtec Corp.
3.45%, 11/15/2026	45,000	44,738
5.61%, 03/11/2034	45,000	47,785
Xylem, Inc.
3.25%, 11/01/2026	55,000	54,624
2.25%, 01/30/2031	60,000	54,641
		2,432,233
Marine Transportation-0.08%
Kirby Corp., 4.20%, 03/01/2028	73,000	73,062
Media-0.97%
Comcast Corp.
4.15%, 10/15/2028	236,000	237,289
1.50%, 02/15/2031(b)	280,000	243,532
Fox Corp.
4.71%, 01/25/2029	80,000	81,209
6.50%, 10/13/2033	75,000	83,130
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	120,000	121,192
Omnicom Group, Inc., 2.60%, 08/01/2031	90,000	81,832
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/2026	83,000	82,818
		931,002
Metals & Mining-1.21%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034(b)	205,000	212,982
Newmont Corp./Newcrest Finance Pty Ltd., 5.35%, 03/15/2034	180,000	188,906
Nucor Corp.
3.95%, 05/01/2028	124,000	124,081
3.13%, 04/01/2032	135,000	125,818
Reliance, Inc., 2.15%, 08/15/2030	140,000	126,934
Southern Copper Corp. (Mexico), 7.50%, 07/27/2035	185,000	220,001
Steel Dynamics, Inc.
3.45%, 04/15/2030	81,000	78,450
5.25%, 05/15/2035	80,000	82,217
		1,159,389
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Multi-Utilities-1.34%
Ameren Corp.
1.95%, 03/15/2027	$90,000	$87,664
3.50%, 01/15/2031	55,000	52,915
CenterPoint Energy, Inc., 1.45%, 06/01/2026	75,000	74,011
Consumers Energy Co.
4.90%, 02/15/2029	60,000	61,661
4.63%, 05/15/2033	65,000	65,721
Dominion Energy, Inc.
Series C, 3.38%, 04/01/2030	135,000	130,426
Series C, 2.25%, 08/15/2031	160,000	142,912
DTE Electric Co., Series C, 2.63%, 03/01/2031	105,000	97,109
DTE Energy Co., 5.10%, 03/01/2029	100,000	102,708
NiSource, Inc.
3.60%, 05/01/2030	65,000	63,272
5.35%, 04/01/2034	60,000	62,214
NorthWestern Corp., 5.07%, 03/21/2030(c)	70,000	72,080
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	85,000	87,655
2.45%, 11/15/2031	115,000	102,984
WEC Energy Group, Inc., 4.75%, 01/09/2026	87,000	87,028
		1,290,360
Office REITs-0.33%
Boston Properties L.P.
3.65%, 02/01/2026	60,000	59,920
3.25%, 01/30/2031	70,000	65,643
Cousins Properties L.P.
5.25%, 07/15/2030	30,000	30,789
5.88%, 10/01/2034	60,000	62,714
Kilroy Realty L.P., 3.05%, 02/15/2030	103,000	95,553
		314,619
Oil, Gas & Consumable Fuels-5.41%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029	90,000	88,021
Cheniere Energy, Inc., 5.65%, 04/15/2034	80,000	83,505
Chevron Corp., 2.24%, 05/11/2030	310,000	288,213
Chevron USA, Inc., 4.98%, 04/15/2035	310,000	319,889
ConocoPhillips Co.
6.95%, 04/15/2029	155,000	169,450
5.05%, 09/15/2033	180,000	186,678
Coterra Energy, Inc.
3.90%, 05/15/2027	65,000	64,772
5.60%, 03/15/2034	70,000	72,548
Devon Energy Corp., 7.88%, 09/30/2031	190,000	221,436
Diamondback Energy, Inc.
3.50%, 12/01/2029	85,000	82,481
5.40%, 04/18/2034	75,000	77,122
EOG Resources, Inc.
4.38%, 04/15/2030	130,000	131,203
3.90%, 04/01/2035	150,000	140,702
EQT Corp.
7.00%, 02/01/2030	66,000	71,828
5.75%, 02/01/2034	65,000	68,504
Expand Energy Corp., 5.70%, 01/15/2035	130,000	135,084
Exxon Mobil Corp., 2.61%, 10/15/2030	795,000	746,414
HF Sinclair Corp., 6.25%, 01/15/2035	160,000	168,603
Kinder Morgan, Inc.
4.30%, 03/01/2028	120,000	120,706
5.20%, 06/01/2033	130,000	134,267
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp.
5.15%, 03/01/2030	$165,000	$170,002
5.70%, 03/01/2035	175,000	181,838
ONEOK, Inc.
4.55%, 07/15/2028	101,000	101,848
5.05%, 11/01/2034	105,000	104,509
Ovintiv, Inc.
5.65%, 05/15/2028	80,000	82,433
7.38%, 11/01/2031	85,000	95,122
Phillips 66
3.90%, 03/15/2028	174,000	173,201
2.15%, 12/15/2030	200,000	179,684
Targa Resources Corp.
5.20%, 07/01/2027	80,000	81,300
5.50%, 02/15/2035	80,000	82,053
Valero Energy Corp.
2.15%, 09/15/2027	175,000	169,086
7.50%, 04/15/2032	156,000	180,276
Williams Cos., Inc. (The)
3.75%, 06/15/2027	125,000	124,182
2.60%, 03/15/2031	115,000	105,197
		5,202,157
Passenger Airlines-0.57%
Delta Air Lines, Inc., 4.95%, 07/10/2028	200,000	203,102
Southwest Airlines Co.
5.13%, 06/15/2027	65,000	65,742
5.25%, 11/15/2035	70,000	68,594
United AirLines, Inc., 4.63%, 04/15/2029(c)	210,000	209,080
		546,518
Personal Care Products-0.36%
Estee Lauder Cos., Inc. (The)
2.38%, 12/01/2029	108,000	101,245
4.65%, 05/15/2033	80,000	80,655
Kenvue, Inc.
5.05%, 03/22/2028	70,000	71,622
4.90%, 03/22/2033	88,000	90,278
		343,800
Pharmaceuticals-2.53%
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	184,000	180,572
5.20%, 02/22/2034	170,000	178,465
Eli Lilly and Co.
3.38%, 03/15/2029	151,000	149,000
4.70%, 02/09/2034	150,000	152,958
Johnson & Johnson
1.30%, 09/01/2030(b)	340,000	303,639
5.00%, 03/01/2035	270,000	283,489
Merck & Co., Inc.
3.40%, 03/07/2029	215,000	211,711
2.15%, 12/10/2031	235,000	209,656
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/2028	235,000	237,873
4.75%, 05/19/2033	260,000	265,165
Royalty Pharma PLC
2.20%, 09/02/2030	55,000	49,886
5.20%, 09/25/2035	60,000	60,682
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Pharmaceuticals-(continued)
Zoetis, Inc.
2.00%, 05/15/2030	$75,000	$68,779
5.60%, 11/16/2032	70,000	74,847
		2,426,722
Professional Services-0.89%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	115,000	101,818
4.45%, 09/09/2034	120,000	120,185
Broadridge Financial Solutions, Inc.
3.40%, 06/27/2026	50,000	49,764
2.60%, 05/01/2031	50,000	45,552
Concentrix Corp.
6.60%, 08/02/2028	40,000	41,298
6.85%, 08/02/2033	30,000	29,944
Equifax, Inc.
5.10%, 12/15/2027	50,000	50,917
2.35%, 09/15/2031	50,000	44,534
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	115,000	121,471
Paychex, Inc.
5.10%, 04/15/2030	70,000	71,967
5.35%, 04/15/2032	80,000	83,226
Verisk Analytics, Inc.
4.13%, 03/15/2029	50,000	50,090
5.75%, 04/01/2033	40,000	42,608
		853,374
Real Estate Management & Development-0.17%
CBRE Services, Inc.
5.50%, 04/01/2029	80,000	83,098
2.50%, 04/01/2031	90,000	81,983
		165,081
Residential REITs-1.05%
American Homes 4 Rent L.P.
4.25%, 02/15/2028	38,000	38,089
3.63%, 04/15/2032	40,000	37,837
AvalonBay Communities, Inc.
2.30%, 03/01/2030	65,000	60,362
2.05%, 01/15/2032	100,000	88,101
Camden Property Trust, 2.80%, 05/15/2030	95,000	89,841
ERP Operating L.P.
2.50%, 02/15/2030	80,000	75,144
4.65%, 09/15/2034	60,000	59,858
Essex Portfolio L.P.
3.00%, 01/15/2030	50,000	47,614
2.65%, 03/15/2032	55,000	49,405
Invitation Homes Operating Partnership L.P.
2.30%, 11/15/2028	60,000	57,044
2.00%, 08/15/2031	60,000	52,342
Mid-America Apartments L.P., 3.95%, 03/15/2029	120,000	119,623
Sun Communities Operating L.P., 2.70%, 07/15/2031	125,000	114,064
UDR, Inc.
3.20%, 01/15/2030	52,000	50,003
3.00%, 08/15/2031	75,000	69,637
		1,008,964
	Principal Amount	Value
Retail REITs-0.73%
Brixmor Operating Partnership L.P.
4.05%, 07/01/2030	$45,000	$44,449
2.50%, 08/16/2031	40,000	36,041
Kimco Realty OP LLC
2.80%, 10/01/2026	55,000	54,499
4.60%, 02/01/2033	55,000	55,127
NNN REIT, Inc., 5.60%, 10/15/2033	65,000	68,513
Realty Income Corp.
4.13%, 10/15/2026	79,000	79,045
3.25%, 01/15/2031	95,000	90,400
Regency Centers L.P., 3.70%, 06/15/2030	90,000	88,383
Simon Property Group L.P.
2.45%, 09/13/2029	103,000	97,428
2.65%, 02/01/2032	100,000	90,387
		704,272
Semiconductors & Semiconductor Equipment-3.11%
Advanced Micro Devices, Inc., 3.92%, 06/01/2032	100,000	98,560
Analog Devices, Inc.
3.50%, 12/05/2026	85,000	84,739
2.10%, 10/01/2031	120,000	106,814
Applied Materials, Inc.
1.75%, 06/01/2030	140,000	126,895
5.10%, 10/01/2035	90,000	93,643
Broadcom, Inc.
5.05%, 07/12/2029	200,000	206,721
2.45%, 02/15/2031(b)	210,000	193,086
Intel Corp.
2.45%, 11/15/2029	237,000	221,483
5.20%, 02/10/2033(b)	245,000	251,459
KLA Corp.
4.10%, 03/15/2029	90,000	90,335
4.65%, 07/15/2032	65,000	66,428
Lam Research Corp., 1.90%, 06/15/2030	195,000	177,641
Marvell Technology, Inc.
1.65%, 04/15/2026	55,000	54,484
2.95%, 04/15/2031	45,000	41,772
Micron Technology, Inc.
4.66%, 02/15/2030	125,000	126,638
5.80%, 01/15/2035	110,000	116,423
NVIDIA Corp.
2.85%, 04/01/2030	132,000	126,578
2.00%, 06/15/2031	140,000	126,592
QUALCOMM, Inc.
3.25%, 05/20/2027	148,000	146,959
1.65%, 05/20/2032	174,000	149,267
Texas Instruments, Inc.
2.25%, 09/04/2029	156,000	147,174
4.90%, 03/14/2033	140,000	145,042
Xilinx, Inc., 2.38%, 06/01/2030	100,000	93,095
		2,991,828
Software-2.78%
Accenture Capital, Inc., 4.05%, 10/04/2029	140,000	140,344
Adobe, Inc.
2.30%, 02/01/2030	105,000	98,504
4.95%, 04/04/2034	95,000	98,821
AppLovin Corp.
5.13%, 12/01/2029	40,000	40,928
5.50%, 12/01/2034	30,000	31,065
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Software-(continued)
Autodesk, Inc.
2.85%, 01/15/2030	$60,000	$56,887
2.40%, 12/15/2031	50,000	44,753
Cadence Design Systems, Inc.
4.30%, 09/10/2029	30,000	30,162
4.70%, 09/10/2034	40,000	40,262
Fortinet, Inc.
1.00%, 03/15/2026	51,000	50,467
2.20%, 03/15/2031	76,000	68,210
Intuit, Inc.
5.13%, 09/15/2028	80,000	82,629
5.20%, 09/15/2033	75,000	78,793
Microsoft Corp.
3.30%, 02/06/2027	398,000	396,670
3.50%, 02/12/2035(b)	420,000	400,606
Oracle Corp.
3.25%, 11/15/2027	180,000	176,297
2.88%, 03/25/2031(b)	215,000	194,997
Roper Technologies, Inc.
4.20%, 09/15/2028	50,000	50,163
1.75%, 02/15/2031	70,000	61,412
Salesforce, Inc.
3.70%, 04/11/2028	112,000	111,975
1.95%, 07/15/2031	129,000	115,313
ServiceNow, Inc., 1.40%, 09/01/2030	120,000	105,899
Synopsys, Inc.
4.85%, 04/01/2030	60,000	61,312
5.15%, 04/01/2035	45,000	46,021
Workday, Inc.
3.50%, 04/01/2027	50,000	49,655
3.80%, 04/01/2032	45,000	43,203
		2,675,348
Specialized REITs-1.39%
American Tower Corp.
3.80%, 08/15/2029	113,000	111,349
5.55%, 07/15/2033	110,000	115,717
Crown Castle, Inc.
3.65%, 09/01/2027	106,000	105,057
2.25%, 01/15/2031	120,000	107,445
EPR Properties, 3.75%, 08/15/2029	65,000	62,966
Equinix, Inc.
3.20%, 11/18/2029	80,000	76,894
3.90%, 04/15/2032	80,000	77,165
Extra Space Storage L.P.
5.70%, 04/01/2028	75,000	77,579
2.35%, 03/15/2032	65,000	56,873
Prologis L.P.
2.25%, 04/15/2030	127,000	117,863
5.00%, 03/15/2034	100,000	102,521
Public Storage Operating Co.
1.85%, 05/01/2028	100,000	95,411
2.30%, 05/01/2031	80,000	72,552
Weyerhaeuser Co.
4.00%, 04/15/2030	80,000	79,115
7.38%, 03/15/2032	65,000	74,323
		1,332,830
Specialty Retail-3.08%
AutoNation, Inc.
4.75%, 06/01/2030	80,000	80,841
3.85%, 03/01/2032	90,000	84,805
	Principal Amount	Value
Specialty Retail-(continued)
AutoZone, Inc.
4.00%, 04/15/2030	$85,000	$84,371
4.75%, 08/01/2032	80,000	81,012
Best Buy Co., Inc., 1.95%, 10/01/2030	220,000	197,240
Booz Allen Hamilton, Inc., 5.95%, 08/04/2033	95,000	100,043
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	150,000	154,961
5.40%, 04/15/2034	150,000	155,083
Dick’s Sporting Goods, Inc., 3.15%, 01/15/2032	150,000	138,217
Home Depot, Inc. (The)
2.95%, 06/15/2029	263,000	254,836
4.50%, 09/15/2032(b)	245,000	249,219
IBM International Capital Pte. Ltd., 4.90%, 02/05/2034	210,000	214,241
Leidos, Inc.
4.38%, 05/15/2030	60,000	60,119
2.30%, 02/15/2031	85,000	76,585
Lowe’s Cos., Inc.
2.50%, 04/15/2026	179,000	177,986
2.63%, 04/01/2031	195,000	179,338
O’Reilly Automotive, Inc.
3.60%, 09/01/2027	89,000	88,407
4.70%, 06/15/2032	65,000	65,922
Ross Stores, Inc., 1.88%, 04/15/2031	165,000	145,334
TJX Cos., Inc. (The)
2.25%, 09/15/2026	120,000	118,542
1.60%, 05/15/2031	145,000	127,545
Tractor Supply Co.
1.75%, 11/01/2030	69,000	61,228
5.25%, 05/15/2033	60,000	62,536
		2,958,411
Technology Hardware, Storage & Peripherals-1.56%
Apple, Inc.
3.25%, 02/23/2026	425,000	424,342
1.65%, 02/08/2031(b)	500,000	447,320
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	110,000	110,798
5.00%, 10/15/2034	100,000	99,544
HP, Inc.
3.00%, 06/17/2027	136,000	133,715
4.20%, 04/15/2032	135,000	131,852
NetApp, Inc.
2.70%, 06/22/2030	60,000	55,982
5.70%, 03/17/2035	90,000	94,742
		1,498,295
Textiles, Apparel & Luxury Goods-0.59%
NIKE, Inc., 2.85%, 03/27/2030(b)	300,000	286,822
PVH Corp., 5.50%, 06/13/2030	90,000	91,939
Ralph Lauren Corp.
2.95%, 06/15/2030	50,000	47,590
5.00%, 06/15/2032	40,000	41,125
Tapestry, Inc.
5.10%, 03/11/2030	40,000	41,076
3.05%, 03/15/2032	60,000	54,593
		563,145
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Tobacco-0.80%
Altria Group, Inc.
4.80%, 02/14/2029	$195,000	$198,364
2.45%, 02/04/2032	210,000	186,191
Philip Morris International, Inc.
5.13%, 11/17/2027	185,000	188,935
5.75%, 11/17/2032	181,000	194,523
		768,013
Trading Companies & Distributors-0.33%
Ferguson Enterprises, Inc., 5.00%, 10/03/2034	175,000	177,849
W.W. Grainger, Inc., 4.45%, 09/15/2034	135,000	134,958
		312,807
Water Utilities-0.24%
American Water Capital Corp.
3.75%, 09/01/2028	75,000	74,739
4.45%, 06/01/2032	60,000	60,395
Essential Utilities, Inc.
2.70%, 04/15/2030	60,000	56,358
5.38%, 01/15/2034	40,000	41,461
		232,953
Wireless Telecommunication Services-0.36%
T-Mobile USA, Inc.
3.88%, 04/15/2030	185,000	182,274
5.05%, 07/15/2033	160,000	164,324
		346,598
Total U.S. Dollar Denominated Bonds & Notes (Cost $93,840,131)		95,217,045
	Shares	Value
Money Market Funds-0.47%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(d)(e) (Cost $450,551)	450,551	$450,551
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.56% (Cost $94,290,682)		95,667,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.45%
Invesco Private Government Fund, 4.00%(d)(e)(f)	2,248,148	2,248,148
Invesco Private Prime Fund, 4.12%(d)(e)(f)	4,910,112	4,911,585
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,159,810)		7,159,733
TOTAL INVESTMENTS IN SECURITIES-107.01% (Cost $101,450,492)		102,827,329
OTHER ASSETS LESS LIABILITIES-(7.01)%		(6,736,045)
NET ASSETS-100.00%		$96,091,284

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $2,719,873, which represented 2.83% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$705,402	$2,051,065	$(2,305,916)	$-	$-	$450,551	$3,563
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,899,487	$5,011,556	$(5,662,895)	$-	$-	$2,248,148	$26,157 *
Invesco Private Prime Fund	7,549,983	10,319,451	(12,957,825)	(539)	515	4,911,585	69,592 *
Total	$11,154,872	$17,382,072	$(20,926,636)	$(539)	$515	$7,610,284	$99,312

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.91%
Alabama-0.83%
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.00%	07/01/2042	$5	$5,306
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2047	1,140	1,200,506
Alabama (State of) Corrections Institution Finance Authority, Series 2022, RB	5.25%	07/01/2052	1,800	1,883,497
Alabama (State of) Public School & College Authority (Social Bonds), Series 2020 A, Ref. RB	4.00%	11/01/2040	585	591,842
Alhambra Unified School District, Series 2016 B, RB	4.00%	10/01/2043	535	516,726
Auburn University, Series 2016 A, Ref. RB	4.00%	06/01/2041	10	9,957
Auburn University, Series 2018 A, RB	5.00%	06/01/2043	10	10,267
Auburn University, Series 2018 A, RB	5.00%	06/01/2048	510	520,100
Auburn University, Series 2025 A, RB	5.00%	06/01/2055	20	21,084
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	4.00%	07/01/2043	165	157,276
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	1,000	1,008,619
Birmingham (City of), AL Water Works Board (The), Series 2016 A, Ref. RB	4.00%	01/01/2041	10	10,003
Gadsden (City of ), AL, Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	10/01/2055	300	308,211
Homewood (City of), AL, Series 2024, RB	5.50%	10/01/2049	115	117,881
Huntsville (City of), AL Health Care Authority (The), Series 2020 B-1, RB, (INS - AGI)(a)	3.00%	06/01/2050	690	527,273
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2041	530	577,454
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2042	620	667,813
Jefferson (County of), AL, Series 2024, Ref. RB	5.25%	10/01/2045	1,035	1,092,365
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	875	935,007
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2044	1,055	1,120,352
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	1,685	1,752,688
Jefferson (County of), AL, Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,195	3,367,658
Lower Alabama Gas District (The), Series 2016 A, RB	5.00%	09/01/2046	3,350	3,650,699
Madison (City of), AL Water & Wastewater Board, Series 2020, Ref. RB	3.00%	12/01/2050	45	33,079
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority, Series 2021 A, Ref. RB	4.00%	02/01/2046	1,750	1,584,681
Mobile (City of), AL Infirmary Health System Special Care Facilities Financing Authority (Infirmary Health System, Inc.), Series 2016 A, RB	4.00%	02/01/2046	325	295,155
Mobile County Board of School Commissioners, Series 2022 B, RB, (INS - BAM)(a)	4.25%	03/01/2052	75	72,582
Montgomery (City of), AL, Series 2023, RB	5.00%	09/01/2048	1,000	1,047,554
Pike Road (Town of), AL, Series 2023, GO Bonds	5.00%	03/01/2048	30	31,142
Pike Road (Town of), AL, Series 2023, GO Wts.	5.00%	03/01/2052	1,195	1,235,323
UAB Medicine Finance Authority, Series 2016 B, Ref. RB	3.63%	09/01/2041	435	423,630
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2044	70	67,382
UAB Medicine Finance Authority, Series 2019, RB	4.00%	09/01/2048	10	9,233
UAB Medicine Finance Authority (University of Alabama Birmingham Hospital), Series 2017 B-2, Ref. RB	4.00%	09/01/2047	170	157,858
University of Alabama (The), Series 2012 A, Ref. RB	3.50%	07/01/2042	1,370	1,257,763
University of Alabama (The), Series 2024 B, RB	4.00%	07/01/2054	115	106,514
University of South Alabama, Series 2024 A, Ref. RB, (INS - BAM)(a)	5.25%	04/01/2054	1,115	1,174,697
				27,549,177
Alaska-0.02%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.), Series 2019, RB	4.00%	10/01/2049	500	445,292
Alaska (State of) Industrial Development & Export Authority (Tanana Chiefs Conferene), Series 2019, RB	4.00%	10/01/2044	30	27,949
Anchorage (Municipality of), AK, Series 2022 A, Ref. RB	4.00%	11/01/2052	275	253,690
				726,931
Arizona-1.17%
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2049	65	65,811
Arizona (State of) Industrial Development Authority (Equitable School Revolving Fund), Series 2024, RB	5.00%	11/01/2054	5	5,036
Arizona (State of) Industrial Development Authority (KIPP NYC Public Charter Schools-Jerome Facility ) (Social Bonds), Series 2021 B, RB	4.00%	07/01/2051	575	481,601
Arizona (State of) Industrial Development Authority (Macombs Facilities), Series 2021 A, RB	4.00%	07/01/2051	250	209,392
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	3.00%	02/01/2045	1,010	796,245
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020 A, RB	4.00%	02/01/2050	$1,000	$889,989
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2020 A, RB	4.00%	11/01/2050	2,480	2,157,794
Arizona (State of) Industrial Development Authority (Social Bonds), Series 2023, RB	5.25%	11/01/2048	520	533,599
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2041	20	20,378
Gilbert Water Resource Municipal Property Corp. (Green Bonds), Series 2022, RB	4.00%	07/15/2047	250	244,399
Glendale (City of), AZ Industrial Development Authority (Sun Health Services), Series 2019 A, Ref. RB	5.00%	11/15/2054	35	34,115
Goodyear (City of), AZ, Series 2020, RB, (INS - AGI)(a)	3.00%	07/01/2049	15	11,180
Lake Havasu (Ciity of), AZ, Series 2015 B, Ref. RB, (INS - AGI)(a)	4.00%	07/01/2045	125	118,407
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2017 A, RB	4.00%	01/01/2041	1,000	972,384
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 A, RB	4.00%	01/01/2044	140	131,004
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 E, RB	3.00%	01/01/2049	1,000	748,975
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	4.00%	01/01/2045	265	243,325
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2019 F, RB	3.00%	01/01/2049	1,075	805,148
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series R-2017D, RB	4.00%	01/01/2048	350	314,015
Maricopa (County of), AZ Industrial Development Authority (Creighton University), Series 2020, RB	5.00%	07/01/2047	45	45,954
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2019 A, Ref. RB	5.00%	09/01/2042	20	20,450
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	3.00%	09/01/2051	2,370	1,716,009
Maricopa (County of), AZ Industrial Development Authority (HonorHealth), Series 2021 A, RB	4.00%	09/01/2051	625	543,635
Maricopa County Pollution Control Corp. (EL PASO Electric Company Palo Verde), Series 2012, Ref. RB	4.50%	08/01/2042	45	44,999
Mesa (City of), AZ, Series 2019 A, RB	5.00%	07/01/2043	50	51,955
Phoenix (City of), AZ Industrial Development Authority (The) (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,000,352
Phoenix Civic Improvement Corp., Series 2019 A, RB	4.00%	07/01/2045	60	57,291
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	1,000	1,024,240
Phoenix Civic Improvement Corp., Series 2019 A, RB	3.00%	07/01/2049	45	34,060
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2044	235	230,259
Phoenix Civic Improvement Corp., Series 2019, RB	4.00%	07/01/2049	20	18,957
Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	2,250	2,305,038
Phoenix Civic Improvement Corp., Series 2020 A, RB	5.00%	07/01/2044	70	73,037
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2044	1,000	1,043,384
Pima (County of), AZ Industrial Development Authority (The) (Tucson Medical Center), Series 2021, Ref. RB	4.00%	04/01/2046	45	40,961
Queen Creek (Town of ), AZ, Series 2024, RB	5.00%	08/01/2054	220	230,937
Salt River Project Agricultural Improvement & Power District, Series 2020 A, Ref. RB	5.00%	01/01/2045	125	130,678
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2043	35	37,571
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2047	900	947,454
Salt River Project Agricultural Improvement & Power District, Series 2023 A, RB	5.00%	01/01/2050	1,395	1,457,610
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2043	1,040	1,130,167
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2044	1,000	1,078,861
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.00%	01/01/2048	2,650	2,800,094
Salt River Project Agricultural Improvement & Power District, Series 2023 B, RB	5.25%	01/01/2053	2,990	3,184,187
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2042	65	71,818
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2049	1,005	1,065,499
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.00%	01/01/2054	465	488,920
Salt River Project Agricultural Improvement & Power District, Series 2024 A, RB	5.25%	01/01/2054	1,250	1,339,525
Salt River Project Agricultural Improvement & Power District, Series 2024 B, RB	5.00%	05/01/2042	40	44,130
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.00%	01/01/2051	970	1,028,372
Salt River Project Agricultural Improvement & Power District, Series 2025 C, RB	5.25%	01/01/2055	3,000	3,231,288
University of Arizona Board of Regents, Series 2017 B, Ref. RB	5.00%	07/01/2042	75	76,429
University of Arizona Board of Regents (Green Bonds), Series 2023 A, RB	5.50%	07/01/2048	5	5,425
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2050	315	333,330
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona-(continued)
University of Arizona Board of Regents (Green Bonds), Series 2024, RB	5.00%	07/01/2054	$10	$10,531
University of Arizona Board of Regents (Stimulus Plan for Economic and Educational Development), Series 2020, Ref. RB	4.00%	08/01/2044	2,550	2,484,360
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2049	375	393,673
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB	5.25%	08/01/2054	100	104,191
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center), Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	08/01/2054	165	148,608
				38,857,036
Arkansas-0.17%
Arkansas (State of) Development Finance Authority (Arkansas Division of Emergency Management), Series 2020, RB	4.00%	06/01/2045	265	254,218
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	5.00%	12/01/2047	245	248,769
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2019, RB	3.20%	12/01/2049	220	168,783
Arkansas (State of) Development Finance Authority (Baptist Memorial Health), Series 2020, Ref. RB	5.00%	09/01/2044	65	65,386
Beaver Water District of Benton & Washington Counties, Series 2025, RB	5.00%	04/15/2055	15	15,696
Bentonville School District No. 6, Series 2018 B, Ref. GO Bonds	4.00%	06/01/2047	40	38,236
Fayetteville School District No. 1, Series 2020, Ref. GO Bonds	2.75%	06/01/2046	140	102,351
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2046	320	306,566
Fayetteville School District No. 1, Series 2024, GO Bonds	4.00%	02/01/2050	500	468,415
Pulaski (County of), AR, Series 2023, RB	5.25%	03/01/2053	200	209,786
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2047	105	102,233
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.13%	08/01/2050	30	28,484
Springdale (City of), AR, Series 2023 B, RB, (INS - BAM)(a)	4.25%	08/01/2053	365	352,361
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2047	50	39,343
Springdale School District No. 50, Series 2022 B, Ref. GO Bonds	3.00%	06/01/2051	280	212,573
University of Arkansas, Series 2021 A, RB	5.00%	12/01/2045	2,945	3,081,076
				5,694,276
California-15.98%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 C, RB, (INS - AGI)(a)	5.00%	10/01/2052	650	673,631
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	5.00%	08/01/2049	85	90,182
Alameda Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2052	750	720,308
Alvord Unified School District, Series 2023 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2052	230	242,621
Anaheim (City of), CA (Election of 2016), Series 2018 A, GO Bonds	4.00%	08/01/2048	100	97,656
Anaheim (City of), CA (Election of 2016), Series 2023 B, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2053	150	149,054
Antelope Valley Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2050	35	26,919
Antelope Valley Healthcare District, Series 2016 A, Ref. RB	5.00%	03/01/2041	1,000	986,664
Antelope Valley Union High School District, Series 2025 A, GO Bonds	5.00%	08/01/2054	130	138,727
Antioch Unified School District (Election of 2024), Series 2024 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	10	9,431
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2048	50	53,858
Bay Area Toll Authority, Series 2025 F-1, Ref. RB	5.00%	04/01/2053	10	10,669
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2041	40	44,033
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2042	55	59,962
Bay Area Toll Authority (Green Bonds), Series 2024 F-2, RB	5.00%	04/01/2043	640	691,270
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	2,170	2,053,397
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,680	2,684,250
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2047	1,675	1,617,800
Bay Area Toll Authority (San Francisco Bay Area), Series 2017, Ref. RB	4.00%	04/01/2049	90	86,356
Bay Area Toll Authority (San Francisco Bay Area), Series 2019 S-8, Ref. RB	3.00%	04/01/2054	735	549,416
Bay Area Toll Authority (San Francisco Bay Area), Series 2021 F-2, Ref. RB	2.60%	04/01/2056	100	68,020
Bay Area Toll Authority (San Francisco Bay Area), Series 2023 F-1, RB	5.00%	04/01/2054	2,000	2,105,246
Beverly Hills Unified School District, Series 2019 A, GO Bonds	3.00%	08/01/2044	280	234,450
Brentwood Union School District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2052	255	271,493
Burbank-Glendale-Pasadena Airport Authority, Series 2024 A, RB, (INS - AGI)(a)	4.00%	07/01/2054	675	637,690
Calexico (City of), CA, Series 2022, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2052	90	66,301
California (State of), Series 2013, GO Bonds	4.00%	02/01/2043	15	14,991
California (State of), Series 2013, GO Bonds	4.00%	04/01/2043	15	14,991
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2014, Ref. GO Bonds	4.00%	11/01/2044	$260	$255,697
California (State of), Series 2015, GO Bonds	4.00%	03/01/2045	70	68,307
California (State of), Series 2015, GO Bonds	4.00%	08/01/2045	185	180,465
California (State of), Series 2016, GO Bonds	4.00%	09/01/2045	195	191,493
California (State of), Series 2016, GO Bonds	5.00%	09/01/2045	25	25,181
California (State of), Series 2016, GO Bonds	3.00%	09/01/2046	295	235,850
California (State of), Series 2016, GO Bonds	4.00%	09/01/2046	255	248,695
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,021,097
California (State of), Series 2017, GO Bonds	5.00%	08/01/2046	10	10,063
California (State of), Series 2017, GO Bonds	4.00%	11/01/2047	5	4,861
California (State of), Series 2017, GO Bonds	5.00%	11/01/2047	10	10,252
California (State of), Series 2018, GO Bonds	3.63%	10/01/2047	580	511,800
California (State of), Series 2018, GO Bonds	5.00%	10/01/2047	3,400	3,410,333
California (State of), Series 2019, GO Bonds	4.00%	10/01/2044	235	233,553
California (State of), Series 2019, GO Bonds	3.25%	04/01/2045	485	414,971
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	2,000	2,072,234
California (State of), Series 2019, GO Bonds	4.00%	04/01/2049	135	131,874
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,030,686
California (State of), Series 2019, GO Bonds	3.00%	10/01/2049	70	54,299
California (State of), Series 2020, GO Bonds	3.00%	11/01/2041	65	57,221
California (State of), Series 2020, GO Bonds	4.00%	11/01/2041	80	80,002
California (State of), Series 2020, GO Bonds	4.00%	11/01/2045	1,100	1,072,835
California (State of), Series 2020, GO Bonds	3.00%	03/01/2046	150	121,294
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	986,420
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	1,000	986,420
California (State of), Series 2020, GO Bonds	2.50%	03/01/2050	145	101,056
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	40	30,998
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	40	30,998
California (State of), Series 2020, GO Bonds	4.00%	03/01/2050	40	38,971
California (State of), Series 2020, GO Bonds	3.00%	11/01/2050	145	111,998
California (State of), Series 2020, GO Bonds	4.00%	11/01/2050	85	81,509
California (State of), Series 2021, GO Bonds	2.38%	12/01/2043	55	41,447
California (State of), Series 2021, GO Bonds	3.00%	12/01/2043	15	12,663
California (State of), Series 2021, GO Bonds	5.00%	12/01/2043	30	31,844
California (State of), Series 2021, GO Bonds	2.50%	12/01/2049	30	21,106
California (State of), Series 2021, GO Bonds	3.00%	12/01/2049	85	66,359
California (State of), Series 2021, GO Bonds	2.38%	10/01/2051	50	33,241
California (State of), Series 2021, Ref. GO Bonds	5.00%	09/01/2041	2,095	2,271,320
California (State of), Series 2021, Ref. GO Bonds	4.00%	10/01/2041	1,170	1,187,574
California (State of), Series 2021, Ref. GO Bonds	5.00%	10/01/2041	4,610	4,972,324
California (State of), Series 2022, GO Bonds	5.00%	04/01/2047	40	42,320
California (State of), Series 2022, GO Bonds	4.00%	04/01/2049	250	244,577
California (State of), Series 2022, GO Bonds	3.00%	04/01/2052	1,470	1,131,015
California (State of), Series 2022, GO Bonds	5.00%	09/01/2052	5	5,272
California (State of), Series 2022, Ref. GO Bonds	4.00%	04/01/2042	1,815	1,838,912
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	95	97,943
California (State of), Series 2022, Ref. GO Bonds	5.00%	04/01/2042	1,790	1,940,884
California (State of), Series 2022, Ref. GO Bonds	4.00%	09/01/2042	1,060	1,074,771
California (State of), Series 2022, Ref. GO Bonds	5.00%	09/01/2042	395	430,239
California (State of), Series 2022, Ref. GO Bonds	5.00%	11/01/2042	1,465	1,598,587
California (State of), Series 2023, GO Bonds	5.00%	10/01/2045	1,030	1,106,106
California (State of), Series 2023, GO Bonds	5.25%	10/01/2045	1,050	1,145,627
California (State of), Series 2023, GO Bonds	4.00%	10/01/2050	1,355	1,321,736
California (State of), Series 2023, GO Bonds	5.25%	09/01/2053	2,400	2,586,656
California (State of), Series 2023, Ref. GO Bonds	4.00%	10/01/2042	1,210	1,228,139
California (State of), Series 2023, Ref. GO Bonds	5.00%	10/01/2042	180	197,279
California (State of), Series 2023, Ref. GO Bonds	4.00%	09/01/2043	4,500	4,531,296
California (State of), Series 2023, Ref. GO Bonds	5.00%	09/01/2043	5,925	6,462,706
California (State of), Series 2024, GO Bonds	5.00%	09/01/2041	555	619,388
California (State of), Series 2024, GO Bonds	5.00%	09/01/2043	975	1,068,389
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of), Series 2024, GO Bonds	5.25%	08/01/2044	$1,085	$1,210,653
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	2,045	2,232,921
California (State of), Series 2024, GO Bonds	5.00%	09/01/2044	1,140	1,244,758
California (State of), Series 2024, GO Bonds	4.00%	09/01/2047	110	108,194
California (State of), Series 2024, GO Bonds	5.00%	09/01/2048	2,045	2,190,279
California (State of), Series 2024, GO Bonds	4.00%	08/01/2049	1,000	978,124
California (State of), Series 2024, GO Bonds	5.00%	08/01/2049	20	21,443
California (State of), Series 2024, GO Bonds	5.50%	08/01/2049	15	16,685
California (State of), Series 2024, GO Bonds	5.00%	09/01/2053	1,025	1,089,779
California (State of), Series 2024, GO Bonds	4.00%	08/01/2054	1,000	965,321
California (State of), Series 2024, GO Bonds	5.25%	08/01/2054	25	27,137
California (State of), Series 2024, Ref. GO Bonds	4.00%	09/01/2043	10	10,073
California (State of), Series 2024, Ref. GO Bonds	5.00%	09/01/2043	1,495	1,638,196
California (State of), Series 2024, Ref. GO Bonds	4.00%	08/01/2044	815	815,160
California (State of), Series 2024, Ref. GO Bonds	5.00%	08/01/2044	1,020	1,117,763
California (State of), Series 2025, GO Bonds	5.00%	03/01/2043	5	5,528
California (State of), Series 2025, GO Bonds	5.00%	08/01/2043	500	554,781
California (State of), Series 2025, GO Bonds	5.00%	03/01/2044	1,835	2,020,823
California (State of), Series 2025, GO Bonds	5.00%	08/01/2044	600	663,047
California (State of), Series 2025, GO Bonds	5.00%	03/01/2049	2,000	2,152,340
California (State of), Series 2025, GO Bonds	5.00%	08/01/2050	795	855,587
California (State of), Series 2025, GO Bonds	5.00%	03/01/2055	1,750	1,871,626
California (State of), Series 2025, Ref. GO Bonds	4.13%	03/01/2045	700	703,779
California (State of), Series 2025, Ref. GO Bonds	5.00%	03/01/2045	775	844,787
California (State of), Series 2025, Ref. GO Bonds	5.00%	08/01/2045	200	218,683
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College), Series 2018, RB	5.25%	05/01/2048	35	35,417
California (State of) Educational Facilities Authority (Chapman University), Series 2017 B, RB	4.00%	04/01/2047	85	81,982
California (State of) Educational Facilities Authority (Southern California University), Series 2025 A, RB	5.00%	10/01/2055	3,050	3,260,153
California (State of) Educational Facilities Authority (Stanford University), Series 2013 U-4, RB	5.00%	06/01/2043	25	29,356
California (State of) Educational Facilities Authority (Stanford University), Series 2014 U-6, RB	5.00%	05/01/2045	1,750	2,030,252
California (State of) Educational Facilities Authority (Stanford University), Series 2016 U-7, RB	5.00%	06/01/2046	1,150	1,325,826
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	4,587,281
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021 V-2, Ref. RB	5.00%	04/01/2051	1,100	1,255,188
California (State of) Educational Facilities Authority (Stanford University) (Green Bonds), Series 2021, Ref. RB	2.25%	04/01/2051	310	202,124
California (State of) Educational Facilities Authority (university of Pacific), Series 2025, RB	5.00%	11/01/2055	330	347,500
California (State of) Educational Facilities Authority (University of Redlands), Series 2022 A, RB	5.00%	10/01/2052	550	552,514
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	990	994,371
California (State of) Enterprise Development Authority (Castilleja School Foundation), Series 2024, RB	4.00%	06/01/2054	1,040	964,185
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2049	580	622,846
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.25%	11/01/2054	905	965,382
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village), Series 2024, RB	5.50%	11/01/2059	1,250	1,355,334
California (State of) Health Facilities Financing Authority (Adventist Health System), Series 2013 A, RB	4.00%	03/01/2043	595	545,818
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021 A, Ref. RB	5.00%	08/15/2051	25	26,428
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System), Series 2021, Ref. RB	3.00%	08/15/2051	295	220,022
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB	4.00%	08/15/2048	3,600	3,339,102
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2021, Ref. RB	2.13%	11/01/2041	830	613,424
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange), Series 2024, RB	5.00%	11/01/2054	$750	$787,890
California (State of) Health Facilities Financing Authority (City of Hope), Series 2019, RB	4.00%	11/15/2045	1,195	1,110,547
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2020 A, Ref. RB	4.00%	04/01/2044	260	246,914
California (State of) Health Facilities Financing Authority (Commonspirit Health), Series 2024 A, RB	5.25%	12/01/2049	15	16,021
California (State of) Health Facilities Financing Authority (CommonSpirit Health), Series 2020, Ref. RB	4.00%	04/01/2049	130	118,981
California (State of) Health Facilities Financing Authority (El Camino Health), Series 2025 A, Ref. RB	5.25%	02/01/2048	10	10,760
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,010	3,020,827
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	1,000	1,014,158
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.13%	02/01/2047	50	48,306
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	4.00%	11/01/2044	3,600	3,430,072
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Subseries 2017 A-2, RB	5.00%	11/01/2047	1,670	1,897,781
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017, RB	5.00%	11/15/2056	800	807,104
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022, Ref. RB	4.00%	05/15/2051	165	154,139
California (State of) Health Facilities Financing Authority (Lucile Salter Packard), Series 2022, Ref. RB	4.00%	05/15/2046	610	586,048
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	3.00%	06/01/2047	30	23,728
California (State of) Health Facilities Financing Authority (PIH Health), Series 2020 A, RB	4.00%	06/01/2050	3,795	3,354,020
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	3.00%	10/01/2047	2,075	1,561,305
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2047	490	436,048
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016, Ref. RB	3.00%	10/01/2041	815	694,955
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2043	10	10,954
California (State of) Health Facilities Financing Authority (Scripps Health), Series 2024 A, Ref. RB	5.00%	11/15/2044	400	435,180
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2015 A, RB	4.25%	08/15/2052	25	24,620
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2017 A, Ref. RB	4.00%	11/15/2040	1,000	1,000,306
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,070	1,935,452
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	530	520,639
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	5.00%	11/15/2046	1,185	1,192,582
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2017 A, Ref. RB	4.00%	11/15/2048	690	635,359
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2018 A, RB	4.00%	11/15/2042	500	488,590
California (State of) Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2045	570	557,432
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024 A, RB	5.25%	07/01/2054	1,000	1,021,447
California (State of) Infrastructure & Economic Development Bank (Adventist Health System), Series 2024, RB	5.25%	07/01/2049	1,000	1,025,199
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,005	1,049,357
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	595	614,920
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2018, RB	5.00%	10/01/2043	1,005	1,037,488
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2042	190	193,059
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2045	10	9,968
California (State of) Infrastructure & Economic Development Bank (Clean Water Revolving Fund) (Green Bonds), Series 2023, RB	4.00%	10/01/2047	180	175,913
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2046	$175	$167,478
California (State of) Infrastructure & Economic Development Bank (Green Bonds) (California Science Center Phase III), Series 2021 B, RB	4.00%	05/01/2051	20	18,451
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2047	300	320,189
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2022, RB	5.00%	10/01/2052	100	105,508
California (State of) Infrastructure & Economic Development Bank (Los Angeles County Museum of Natural History Foundation), Series 2020, Ref. RB	4.00%	07/01/2050	815	788,254
California (State of) Infrastructure & Economic Development Bank (Social Bonds), Series 2024, RB	5.00%	11/01/2049	495	504,769
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2042	500	517,212
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2047	205	209,868
California (State of) Infrastructure & Economic Development Bank (UCSF 2130 Third Street), Series 2017, RB	5.00%	05/15/2052	20	20,365
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.00%	05/15/2050	580	618,261
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	4.50%	05/15/2055	1,000	1,003,869
California (State of) Infrastructure & Economic Development Bank (UCSF Clinic and Lifr Science), Series 2025, RB	5.25%	05/15/2059	275	294,692
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2043	100	101,052
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB	5.00%	05/15/2048	90	90,266
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing), Series 2018, RB, (INS - BAM)(a)	4.00%	05/15/2048	215	200,465
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	3.00%	02/01/2046	360	270,180
California (State of) Municipal Finance Authority (Community Health System), Series 2021 A, RB	4.00%	02/01/2051	185	161,479
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,035	990,438
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	515	518,890
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,508,392
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	25	25,099
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	4.00%	07/01/2047	110	97,509
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	4.00%	05/15/2046	165	157,033
California (State of) Municipal Finance Authority (Green Bonds), Series 2021, RB, (INS - BAM)(a)	3.00%	05/15/2054	165	122,719
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	20	20,074
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	400	407,836
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program - Phase II), Series 2018, RB	5.00%	06/01/2043	110	113,119
California (State of) Municipal Finance Authority (Palomar Health), Series 2022 A, Ref. COP, (INS - AGI)(a)	5.25%	11/01/2052	2,000	2,061,941
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory), Series 2024 A, RB	5.00%	09/01/2049	65	68,500
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(b)	5.00%	11/21/2045	1,000	1,012,690
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	5.00%	07/15/2046	250	264,239
California (State of) Public Finance Authority (Hoag Memorial Hospital), Series 2022 A, RB	4.00%	07/15/2051	2,140	2,001,181
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2047	515	490,578
California (State of) Public Finance Authority (Sharp Healthcare), Series 2017 A, Ref. RB	5.00%	08/01/2047	430	437,120
California (State of) Public Works Board (Green Bonds), Series 2021, RB	4.00%	11/01/2046	935	910,514
California (State of) Public Works Board (Green Bonds), Series 2021, RB	5.00%	11/01/2046	2,400	2,529,268
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2042	$165	$182,202
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2043	780	853,017
California (State of) Public Works Board (May Lee State Office Complex), Series 2024 A, RB	5.00%	04/01/2044	230	249,259
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2045	1,000	1,078,769
California (State of) Public Works Board (May Lee State Office Complex), Series 2024, RB	5.00%	04/01/2049	1,670	1,776,840
California (State of) Public Works Board (Various Capital), Series 2019 C, RB	5.00%	11/01/2044	20	20,853
California (State of) Public Works Board (Various Capital), Series 2021 B, RB	4.00%	05/01/2046	785	764,754
California (State of) Public Works Board (Various Capital), Series 2025 A, RB	5.00%	04/01/2050	1,150	1,225,015
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2046	300	325,143
California (State of) Public Works Board (Various Capital), Series 2025 C, RB	5.00%	11/01/2047	250	270,194
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2018, Ref. RB	4.00%	03/01/2048	170	150,694
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging), Series 2021, Ref. RB	3.00%	04/01/2051	20	14,662
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	4.00%	04/01/2045	350	331,324
California (State of) Statewide Communities Development Authority (Emanate Health), Series 2020 A, RB	3.00%	04/01/2050	2,860	2,093,316
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2017 A, Ref. RB	5.00%	04/01/2047	1,100	1,102,813
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services), Series 2021, Ref. RB	2.50%	04/01/2051	210	138,712
California (State of) Statewide Communities Development Authority (Huntington Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	170	162,342
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco), Series 2016, RB, (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	235	226,705
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	345	320,629
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2051	575	519,769
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	441,679
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.00%	12/01/2049	430	448,162
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	1,030	1,092,192
California (State of) Statewide Communities Development Authority (Marin General Hospital) (Green Bonds), Series 2018, RB	4.00%	08/01/2045	30	26,671
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California), Series 2018, RB	4.25%	01/01/2043	280	280,630
California (State of) Statewide Communities Development Authority (Redlands Community Hospital), Series 2016, Ref. RB	5.00%	10/01/2046	25	25,089
California (State of) Statewide Communities Development Authority (Sequoia Living Projects), Series 2025 A, Ref. RB, (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	1,500	1,580,596
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	15	15,076
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017, RB	5.00%	05/15/2050	170	170,660
California State University, Series 2015 A, Ref. RB	4.00%	11/01/2043	65	64,387
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2041	855	860,044
California State University, Series 2016 A, Ref. RB	4.00%	11/01/2045	785	767,692
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	2,180	2,225,551
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	2,335	2,371,455
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2043	95	98,637
California State University, Series 2019 A, RB	5.00%	11/01/2044	45	47,052
California State University, Series 2020 C, RB	4.00%	11/01/2045	240	235,985
California State University, Series 2023 A, RB	5.25%	11/01/2048	695	753,409
California State University, Series 2023 A, RB	5.25%	11/01/2053	750	806,790
California State University, Series 2024 A, GO Bonds	4.00%	11/01/2049	10	9,648
California State University, Series 2024 A, RB	5.50%	11/01/2045	585	659,895
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California State University, Series 2024 A, RB	5.50%	11/01/2046	$290	$325,373
California State University, Series 2024 A, RB	5.50%	11/01/2049	10	11,103
California State University, Series 2024 A, RB	4.00%	11/01/2055	225	212,996
California State University, Series 2024 A, RB	5.50%	11/01/2055	1,100	1,213,211
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2042	130	146,756
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2043	20	22,309
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2044	1,225	1,346,892
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2045	40	43,782
California State University, Series 2025 A, Ref. RB	5.00%	11/01/2046	65	70,726
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2050	140	153,254
California State University, Series 2025 A, Ref. RB	4.63%	11/01/2056	750	768,316
California State University, Series 2025 A, Ref. RB	5.25%	11/01/2056	50	54,478
Carlsbad Unified School District (Election of 2018), Series 2019 A, GO Bonds	3.13%	08/01/2048	5	4,037
Carlsbad Unified School District (Election of 2018), Series 2025 C, GO Bonds	4.00%	08/01/2050	500	479,571
Centinela Valley Union High School District, Series 2016 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	240	228,352
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	25	24,591
Chabot-Las Positas Community College District (Election of 2016), Series 2023 C, GO Bonds	5.25%	08/01/2048	1,020	1,101,286
Chaffey Community College District (Election of 2018), Series 2024 B-1, GO Bonds	5.50%	06/01/2049	25	27,960
Chaffey Joint Union High School District, Series 2019 D, GO Bonds	4.00%	08/01/2049	1,940	1,866,386
Chaffey Joint Union High School District (Election of 2012), Series 2017, C GO Bonds	5.25%	08/01/2047	495	503,006
Chaffey Joint Union High School District (Election of 2012), Series 2023 G, GO Bonds	4.00%	08/01/2052	90	86,022
Chaffey Joint Union High School District (Election of 2012), Series 2024 H, GO Bonds	4.00%	08/01/2054	250	238,128
Chico Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2049	25	25,438
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	500	497,030
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	3,550	2,913,847
Chula Vista Elementary School District School Facilities District No. 1, Series 2017, C GO Bonds	4.00%	08/01/2041	480	472,487
Citrus Community College District (Election of 2020), Series 2024 B, GO Bonds	5.00%	08/01/2049	1,225	1,309,682
Clovis Unified School District (Election of 2020), Series 2022 B, GO Bonds	5.00%	08/01/2047	70	73,391
Clovis Unified School District (Election of 2020), Series 2024 C, GO Bonds	4.00%	08/01/2048	1,020	987,349
Coachella Valley Unified School District (Election of 2005), Series 2016 E, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	285	278,212
Coast Community College District (Election of 2012), Series 2017 D, GO Bonds	4.00%	08/01/2042	500	500,350
Compton Unified School District, Series 2019 B, GO Bonds, (INS - BAM)(a)	4.00%	06/01/2049	705	682,466
Corona-Norco Unified School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	55	54,829
Corona-Norco Unified School District (Election of 2014), Series 2019 C, GO Bonds	4.00%	08/01/2049	305	292,986
Desert Community College District (Election of 2016), Series 2021 A-1, GO Bonds	4.00%	08/01/2051	330	316,710
Desert Community College District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2051	820	786,976
Desert Sands Unified School District (Election Of 2014), Series 2019, GO Bonds	4.00%	08/01/2044	500	496,940
Desert Sands Unified School District (Election Of 2014), Series 2025, GO Bonds	4.00%	08/01/2050	255	247,996
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2048	650	637,569
Downey Unified School District, Series 2023 A, GO Bonds	4.00%	08/01/2052	1,120	1,061,952
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.13%	08/01/2049	150	149,529
Dublin Unified School District (Election of 2020), Series 2023 B, GO Bonds	4.25%	08/01/2053	50	50,164
East Bay Municipal Utility District (Green Bonds), Series 2019 A, RB	5.00%	06/01/2044	230	241,300
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2049	600	642,833
East Bay Municipal Utility District (Green Bonds), Series 2024 A, RB	5.00%	06/01/2054	1,100	1,165,984
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2050	1,000	1,079,280
East Bay Municipal Utility District (Green Bonds), Series 2025 A, RB	5.00%	06/01/2055	275	294,554
El Camino Community College District Fountation (The) (Election of 2012), Series 2018 B, GO Bonds	5.00%	08/01/2048	15	15,363
El Rancho Unified School District (Election of 2016), Series 2023 D, GO Bonds, (INS - BAM)(a)	5.75%	08/01/2048	1,540	1,749,855
Elk Grove Unified School District (Election of 1998), Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2042	370	373,472
Elk Grove Unified School District (Election of 2016), Series 2019, GO Bonds	4.00%	08/01/2048	90	86,610
Escondido Union School District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2047	30	29,257
Folsom Cordova Unified School District (Election of 2007), Series 2019 D, GO Bonds, (INS - AGI)(a)	4.00%	10/01/2044	2,420	2,414,594
Folsom Cordova Unified School District (Election of 2014), Series 2018 C, GO Bonds	4.00%	10/01/2043	815	807,325
Fontana Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	455	496,040
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, RB	4.00%	01/15/2046	908	881,180
Foothill-Eastern Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2046	990	960,758
Foothill-Eastern Transportation Corridor Agency, Series 2021 C, Ref. RB	4.00%	01/15/2043	1,045	1,045,708
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,250	2,976,765
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	$90	$89,233
Fremont Union High School District, Series 2023, GO Bonds	4.00%	08/01/2048	320	315,511
Fresno Unified School District, Series 2016 A, Ref. GO Bonds	4.00%	08/01/2041	85	85,020
Fresno Unified School District, Series 2016 B, Ref. GO Bonds	4.00%	08/01/2046	760	731,070
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2052	415	390,361
Fresno Unified School District, Series 2022 B, GO Bonds	4.00%	08/01/2055	125	116,770
Fullerton Joint Union High School District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2054	425	403,472
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	5.00%	04/01/2049	160	169,772
Garden Grove Public Financing Authority, Series 2024 A, RB, (INS - BAM)(a)	4.00%	04/01/2054	1,000	948,081
Glendale (City of), AZ, Series 2024, RB	5.00%	02/01/2054	10	10,443
Glendale (City of), CA, Second Series 2024, RB	5.00%	02/01/2054	530	553,468
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2052	200	209,895
Glendale (City of), CA, Series 2025, RB	5.00%	02/01/2055	100	104,794
Glendale Community College District, Series 2020 B, GO Bonds	3.00%	08/01/2047	25	19,460
Glendale Community College District, Series 2020 B, GO Bonds	4.00%	08/01/2050	360	343,177
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	4.00%	08/01/2042	60	60,012
Grossmont Union High School District (Election of 2008), Series 2016 B, Ref. GO Bonds	3.00%	08/01/2045	235	185,563
Grossmont-Cuyamaca Community College District (Election of 2012), Series 2018 B, GO Bonds	4.00%	08/01/2047	500	491,814
Hayward Area Recreation & Park District (Election of 2016), Series 2017 A, Ref. GO Bonds	4.00%	08/01/2046	50	49,782
Hayward Unified School District, Series 2017, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2042	90	90,012
Hayward Unified School District, Series 2019 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2044	5	5,149
Hayward Unified School District, Series 2019, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2043	2,495	2,483,887
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2045	50	48,613
Hayward Unified School District, Series 2020, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2050	195	184,876
Hayward Unified School District (Election of 2018), Series 2019 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2048	665	637,630
Hayward Unified School District (Election of 2018), Series 2022, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2050	155	146,953
Imperial (County of), CA Community college District (Election of 2022), Series 2024 B, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	265	279,679
Imperial Irrigation District, Series 2016 B-1, RB	5.00%	11/01/2046	195	196,655
Imperial Irrigation District, Series 2017, Ref. RB	4.00%	11/01/2041	25	25,097
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	5.25%	05/01/2048	2,200	2,210,217
Irvine Facilities Financing Authority (Gateway Preserve Land Acquisition), Series 2023 A, RB	4.25%	05/01/2053	1,360	1,313,179
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	5.25%	09/01/2053	780	831,584
Irvine Facilities Financing Authority (Irvine Great Park Infrastructure), Series 2023 A, RB, (INS - BAM)(a)	4.00%	09/01/2058	1,615	1,506,253
Irvine Ranch Water District, Series 2016, RB	5.25%	02/01/2046	200	202,386
Irvine Unified School District (Community Facilities District No. 09-1), Series 2019 A, RB, (INS - BAM)(a)	4.00%	09/01/2054	15	13,982
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	3,500	3,485,180
Livermore Valley Joint Unified School District (Measure J), Series 2016, GO Bonds	3.00%	08/01/2046	200	159,183
Livermore Valley Joint Unified School District (Measure J), Series 2019, GO Bonds	4.00%	08/01/2046	3,200	3,009,342
Livermore Valley Joint Unified School District (Measure J), Series 2021, GO Bonds	4.00%	08/01/2047	200	186,133
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	75	62,631
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	95	96,651
Long Beach (City of), CA, Series 2019 A, RB	7.15%	05/15/2044	1,030	1,075,876
Long Beach (City of), CA, Series 2019 A, RB	5.00%	05/15/2049	120	124,651
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.00%	05/15/2048	2,015	2,159,120
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2048	145	158,667
Long Beach (City of), CA (Green Bonds), Series 2025, Ref. RB	5.25%	05/15/2051	1,180	1,274,008
Long Beach (City of), CA Bond Finance Authority, Series 2023, RB	4.00%	08/01/2053	75	70,925
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	425	408,260
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2048	990	1,071,112
Long Beach Community College District, Series 2025 E, GO Bonds	5.00%	08/01/2052	1,600	1,711,348
Long Beach Unified School District (Election of 2008), Series 2019 F, GO Bonds	3.00%	08/01/2047	230	179,035
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,295	976,399
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2050	20	19,272
Long Beach Unified School District (Election of 2016), Series 2023 C, GO Bonds	4.00%	08/01/2053	495	474,266
Los Angeles (City of), CA, Series 2018 A, RB	5.00%	06/01/2048	25	25,643
Los Angeles (City of), CA, Series 2025 A, RB	5.25%	06/01/2050	770	843,592
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA, Series 2025 A, RB	5.00%	06/01/2055	$1,000	$1,069,481
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2044	20	22,106
Los Angeles (City of), CA, Series 2025 A, Ref. RB	5.00%	06/01/2045	30	32,990
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2041	25	28,603
Los Angeles (City of), CA, Series 2025 C, Ref. RB	5.00%	06/01/2042	65	73,532
Los Angeles (City of), CA, Series 2025 E, RB	5.25%	05/15/2055	510	548,982
Los Angeles (City of), CA, Series 2025, Ref. RB	5.00%	06/01/2043	40	44,662
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,526,717
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	5.00%	06/01/2047	75	79,854
Los Angeles (City of), CA (Green Bonds), Series 2022 A, RB	4.00%	06/01/2052	310	294,002
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	1,005	1,027,149
Los Angeles (City of), CA Department of Airports, Series 2020 D, RB	4.00%	05/15/2048	35	33,690
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2019 E, RB	5.00%	05/15/2044	85	88,146
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2045	1,000	1,062,468
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2021 B, Ref. RB	5.00%	05/15/2048	70	73,084
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2022 B, RB	4.00%	05/15/2048	4,015	3,864,735
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds), Series 2022 I, RB	5.00%	05/15/2048	115	120,415
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB(c)(d)	5.00%	01/01/2026	1,100	1,102,391
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB(c)(d)	5.00%	01/01/2026	80	80,174
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	140	141,519
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2047	1,500	1,508,976
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2041	25	25,310
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	5.00%	07/01/2044	10	10,080
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, Ref. RB	4.00%	07/01/2047	65	61,969
Los Angeles (City of), CA Department of Water & Power, Series 2017 C, RB	5.00%	07/01/2042	85	86,336
Los Angeles (City of), CA Department of Water & Power, Series 2018 A, RB	5.00%	07/01/2048	40	40,471
Los Angeles (City of), CA Department of Water & Power, Series 2018 B, Ref. RB	5.00%	07/01/2043	595	609,234
Los Angeles (City of), CA Department of Water & Power, Series 2018 D, Ref. RB	5.00%	07/01/2043	145	148,469
Los Angeles (City of), CA Department of Water & Power, Series 2019 A, RB	5.25%	07/01/2049	80	81,901
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	1,380	1,419,253
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	40	40,765
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2041	125	131,540
Los Angeles (City of), CA Department of Water & Power, Series 2020 A, Ref. RB	5.00%	07/01/2050	65	66,521
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2045	715	739,087
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2050	1,300	1,330,428
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2041	335	354,265
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	1,000	1,033,053
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2046	325	335,742
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2048	5	5,135
Los Angeles (City of), CA Department of Water & Power, Series 2021 B, Ref. RB	5.00%	07/01/2051	350	358,831
Los Angeles (City of), CA Department of Water & Power, Series 2021 C, Ref. RB	5.00%	07/01/2041	120	126,278
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2042	240	255,283
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2043	375	396,183
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2046	1,660	1,719,660
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, RB	5.00%	07/01/2047	2,120	2,201,198
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2042	255	270,144
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	5.00%	07/01/2043	290	305,281
Los Angeles (City of), CA Department of Water & Power, Series 2022 B, Ref. RB	4.00%	07/01/2049	250	235,911
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	255	272,239
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2041	55	58,988
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	240	254,253
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2042	180	191,463
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	135	142,626
Los Angeles (City of), CA Department of Water & Power, Series 2022 C, Ref. RB	5.00%	07/01/2043	25	26,317
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2047	300	311,490
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (City of), CA Department of Water & Power, Series 2022 D, Ref. RB	5.00%	07/01/2052	$1,080	$1,113,583
Los Angeles (City of), CA Department of Water & Power, Series 2023 A, Ref. RB	5.25%	07/01/2053	295	310,254
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2041	145	156,899
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2042	150	160,803
Los Angeles (City of), CA Department of Water & Power, Series 2023 D, Ref. RB	5.00%	07/01/2043	180	191,493
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2048	30	31,148
Los Angeles (City of), CA Department of Water & Power, Series 2023 E, Ref. RB	5.00%	07/01/2053	500	517,229
Los Angeles (City of), CA Department of Water & Power, Series 2024 A, Ref. RB	5.00%	07/01/2044	545	577,798
Los Angeles (City of), CA Department of Water & Power, Series 2024 B, Ref. RB	5.00%	07/01/2044	10	10,633
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2042	185	199,073
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2043	240	256,182
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2044	270	286,249
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2045	25	26,386
Los Angeles (City of), CA Department of Water & Power, Series 2024 C, Ref. RB	5.00%	07/01/2046	190	199,404
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2043	190	203,476
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2045	50	52,916
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2047	325	340,589
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.00%	07/01/2052	175	181,808
Los Angeles (City of), CA Department of Water & Power, Series 2024 D, RB	5.25%	07/01/2054	80	84,527
Los Angeles (City of), CA Department of Water & Power, Series 2024 E, Ref. RB	5.00%	07/01/2048	400	416,976
Los Angeles (City of), CA Department of Water & Power, Series 2025 A, Ref. RB, (INS - BAM)(a)	5.25%	07/01/2044	100	109,067
Los Angeles (City of), CA Department of Water & Power, Series 2025 C, Ref. RB	5.00%	07/01/2051	400	417,340
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	10	10,271
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	90	92,649
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	230	239,363
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	4.00%	12/01/2040	235	235,020
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,400	1,400,889
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2044	50	52,195
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2044	210	233,252
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.00%	12/01/2049	480	512,403
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2049	1,000	1,108,800
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	4.00%	12/01/2053	45	42,126
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.25%	12/01/2053	260	280,511
Los Angeles (County of), CA Public Works Financing Authority, Series 2024 H, Ref. RB	5.50%	12/01/2053	25	27,496
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2041	125	141,876
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2044	10	11,011
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2045	145	158,307
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2046	30	32,507
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.00%	12/01/2047	250	269,699
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2050	1,750	1,909,365
Los Angeles (County of), CA Public Works Financing Authority, Series 2025 J, RB	5.25%	12/01/2054	65	70,476
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	4.00%	12/01/2043	585	576,545
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2020 A, RB	5.00%	12/01/2045	40	42,011
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds), Series 2021 F, RB	4.00%	12/01/2046	355	342,322
Los Angeles (County of), CA Sanitation Districts Financing Authority (Capital) (Green Bonds), Series 2016 A, Ref. RB	4.00%	10/01/2042	800	800,258
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2049	750	811,620
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2054	20	21,519
Los Angeles County Facilities 2, Inc., Series 2024 A, RB	5.25%	06/01/2057	245	263,426
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	90	93,619
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	2,680	2,752,068
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018, RB	4.00%	12/01/2048	425	410,082
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,410	1,408,734
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	15	12,107
Los Angeles Unified School District, Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	1,635	1,633,532
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles Unified School District, Series 2021 RYRR, GO Bonds	4.00%	07/01/2046	$10	$9,808
Los Angeles Unified School District (Election of 2005), Series 2018 M, GO Bonds	5.25%	07/01/2042	25	25,997
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.25%	07/01/2042	385	400,351
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2045	30	32,884
Los Angeles Unified School District (Election of 2024), Series 2025 A-1, GO Bonds	5.00%	07/01/2049	635	681,160
Los Angeles Unified School District (Green Bonds), Series 2022 QRR, GO Bonds	5.25%	07/01/2047	1,075	1,160,952
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2042	255	287,255
Los Angeles Unified School District (Green Bonds), Series 2023 QRR, GO Bonds	5.25%	07/01/2048	1,325	1,437,392
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2041	830	930,853
Los Angeles Unified School District (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	160	175,650
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2042	560	626,550
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2043	890	986,185
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2044	255	279,818
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.00%	07/01/2045	1,270	1,386,741
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	4.00%	07/01/2049	1,185	1,145,289
Los Angeles Unified School District (Green Bonds), Series 2024 QRR, GO Bonds	5.25%	07/01/2049	425	463,232
Los Rios Community College District, Series 2019 D, GO Bonds	3.00%	08/01/2044	15	12,317
Madera Unified School District (Election of 2014), Series 2017, GO Bonds	4.00%	08/01/2046	3,655	3,555,010
Manhattan Beach Unified School District (Measure C), Series 2020 B, GO Bonds	4.00%	09/01/2045	2,635	2,643,502
Manteca Unified School District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2053	130	138,783
Manteca Unified School District (Election of 2020), Series 2025 C, GO Bonds	5.25%	08/01/2050	1,000	1,085,210
Marin (County of), CA Healthcare District (Election of 2013), Series 2015, GO Bonds	4.00%	08/01/2045	10	9,568
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	815	762,205
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	1,230	1,291,816
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,060	1,100,872
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2046	80	84,952
Metropolitan Water District of Southern California, Series 2021 A, RB	5.00%	10/01/2051	25	26,214
Metropolitan Water District of Southern California, Series 2023 A, RB	5.00%	04/01/2048	290	310,534
Metropolitan Water District of Southern California, Series 2024 C, Ref. RB	5.00%	04/01/2049	55	59,108
Mill Valley School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	340	330,422
Modesto High School District (Election of 2022), Series 2022 A, GO Bonds	4.00%	08/01/2052	15	14,109
Modesto Irrigation District, Series 2023 A, RB	5.25%	10/01/2048	200	217,552
Montebello Unified School District (Election of 2016), Series 2016 A, GO Bonds	4.00%	08/01/2046	500	488,447
Monterey Peninsula Community College District (Election of 2020), Series 2024 B, GO Bonds	4.00%	08/01/2051	1,000	955,213
Moreno Valley Unified School District, Series 2021 C, GO Bonds, (INS - BAM)(a)	3.00%	08/01/2050	985	768,731
Moreno Valley Unified School District (Election of 2014), Series 2023 D, GO Bonds, (INS - AGI)(a)	4.13%	08/01/2050	250	244,523
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,010	1,979,930
Mount San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2046	100	98,078
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2050	50	46,108
Mountain House Public Financing Authority (Green Bonds), Series 2020 A, RB, (INS - BAM)(a)	4.00%	12/01/2055	60	54,698
Mountain View Whisman School District (Santa Clara County, California) (Election of 2020), Series 2022 B, GO Bonds	4.25%	09/01/2045	3,250	3,280,464
Mt. San Antonio Community College District (Election of 2008), Series 2019 A, GO Bonds	4.00%	08/01/2049	1,565	1,512,419
Mt. San Antonio Community College District (Election of 2018), Series 2019 A, GO Bonds	5.00%	08/01/2044	55	57,607
Mt. San Antonio Community College District (Election of 2018), Series 2024 D, GO Bonds	4.00%	08/01/2049	90	86,976
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	540,600
Mt. San Antonio Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	750	818,272
Mt. San Jacinto Community College District (Election of 2014), Series 2018 B, GO Bonds	4.00%	08/01/2043	425	425,360
Napa Valley Unified School District (Election of 2016), Series 2016 A, GO Bonds	3.50%	08/01/2041	415	387,787
Napa Valley Unified School District (Election of 2016), Series 2019 C, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2044	3,000	2,977,754
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	3,485	3,372,983
Natomas Unified School District (Election of 2014), Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2042	245	242,825
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	750	799,732
New Haven Unified School District (Election of 2024), Series 2025 A, GO Bonds	4.50%	08/01/2054	195	198,061
North Orange County Community College District, Series 2022 C, GO Bonds	4.00%	08/01/2047	2,500	2,452,037
Oak Grove School District, Series 2023 A-2, GO Bonds	5.00%	08/01/2052	3,500	3,665,532
Oak Grove School District (Election of 2022), Series 2023 A-2, GO Bonds	4.00%	08/01/2049	20	19,212
Oakland (City of), CA, Series 2020 B-1, GO Bonds	3.00%	01/15/2050	10	7,562
Oakland Unified School District (Election of 2012), Series 2023 A, GO Bonds, (INS - AGI)(a)	5.25%	08/01/2048	500	538,083
Oakland Unified School District (Election of 2020), Series 2021 A, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2046	640	623,178
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Ohlone Community College District, Series 2016 C, GO Bonds	4.00%	08/01/2041	$20	$20,001
Ontario (City of), CA International Airport Authority, Series 2021 A, RB, (INS - AGI)(a)	4.00%	05/15/2051	250	234,803
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.00%	11/01/2050	700	750,346
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	4.50%	11/01/2055	175	177,102
Ontario (City of), CA Public Financing Authority, Series 2025 A, RB	5.25%	11/01/2055	250	271,754
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2045	1,500	1,523,503
Oxnard Union High School District, Series 2020 B, GO Bonds	5.00%	08/01/2045	100	103,155
Oxnard Union High School District (Election of 2018), Series 2022 C, GO Bonds	4.00%	08/01/2047	665	644,826
Palo Alto Unified School District, Series 2022, GO Bonds	3.25%	08/01/2042	1,000	918,624
Palomar Community College District, Series 2017, Ref. GO Bonds	4.00%	08/01/2045	135	133,296
Palomar Community College District (Election of 2016), Series 2024 B, GO Bonds	4.00%	08/01/2049	200	195,330
Pasadena Area Community College District, Series 2023 A-1, Ref. GO Bonds	4.00%	08/01/2052	355	340,399
Peninsula Corridor Joint Powers Board (Green Bonds), Series 2022 A, RB	5.00%	06/01/2051	1,230	1,287,765
Peralta Community College District, Series 2022 B, GO Bonds	5.50%	08/01/2052	255	276,255
Peralta Community College District (Election of 2018), Series 2025 C-1, GO Bonds	5.00%	08/01/2050	245	262,860
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	15	15,028
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2048	3,000	2,933,815
Perris Union High School District (Election of 2012), Series 2021 C, GO Bonds	3.00%	09/01/2045	15	12,075
Pleasanton Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	08/01/2052	300	287,199
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.25%	08/01/2050	40	40,032
Pleasanton Unified School District (Election of 2022), Series 2025, GO Bonds	4.50%	08/01/2052	30	30,542
Pomona Unified School District, Series 2025 A, GO Bonds	5.00%	08/01/2055	250	264,032
Redlands Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	07/01/2054	500	528,222
Redondo Beach Unified School District (Election of 2024), Series 2025, GO Bonds	4.63%	08/01/2055	275	282,888
Redwood City School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2052	205	217,447
Redwoods Community College District (Election of 2024), Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2054	350	380,503
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	5.00%	05/15/2041	105	105,752
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	3.00%	05/15/2042	345	291,190
Regents of the University of California Medical Center, Series 2016 L, Ref. RB	4.00%	05/15/2044	10	9,716
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2041	1,010	1,102,838
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2042	515	557,587
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2043	1,040	1,041,170
Regents of the University of California Medical Center, Series 2022 P, RB	5.00%	05/15/2047	3,900	4,092,685
Regents of the University of California Medical Center, Series 2022 P, RB	4.00%	05/15/2053	60	56,204
Regents of the University of California Medical Center, Series 2022 P, RB	3.50%	05/15/2054	150	126,081
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2050	500	536,036
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	4.38%	08/01/2055	475	477,799
Rio Hondo Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	500	544,265
River Islands Public Financing Authority, Series 2022, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2042	250	268,627
Riverside (City of), CA, Series 2024 A, Ref. RB	5.00%	10/01/2049	1,965	2,112,083
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	4.00%	06/01/2046	385	352,682
Riverside (County of), CA Transportation Commission, Series 2021 B-1, Ref. RB	3.00%	06/01/2049	420	311,955
Riverside County Transportation Commission, Series 2021, Ref. RB	4.00%	06/01/2047	130	117,695
Roseville Joint Union High School District (Election of 2007), Series 2025, GO Bonds	4.63%	08/01/2053	250	256,198
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	1,170	1,204,868
Sacramento (City of), CA (Convention Centre Ballroom), Series 2019, RB	3.00%	06/01/2050	340	257,859
Sacramento (City of), CA Area Flood Control Agency (Consolidated Capital Assessment District No.2), Series 2016, Ref. RB	5.00%	10/01/2047	2,500	2,522,274
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2020 H, RB	4.00%	08/15/2045	355	353,843
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2048	1,110	1,187,444
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2023 K, RB	5.00%	08/15/2053	2,300	2,438,744
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2049	410	439,902
Sacramento (City of), CA Municipal Utility District (Green Bonds), Series 2024 M, RB	5.00%	11/15/2054	1,755	1,866,982
Sacramento (City of), CA Unified School District, Series 2024 B, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2054	705	664,867
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	500	529,922
Sacramento (City of), CA Unified School District (Measure D) (Election of 2024), Series 2025 A, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2053	250	263,188
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2050	500	528,296
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Sacramento (City of), CA Unified School District (Measure H) (Election of 2020), Series 2025 C, GO Bonds, (INS - AGI)(a)	5.00%	08/01/2054	$770	$809,992
Sacramento (City of), CA Unified School District (Measure Q) (Election of 2012), Series 2021 G, GO Bonds, (INS - AGI)(a)	4.00%	08/01/2049	175	167,225
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2049	50	53,020
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2049	165	178,166
Sacramento (County of), CA, Series 2024, RB	5.00%	07/01/2054	35	36,847
Sacramento (County of), CA, Series 2024, RB	5.25%	07/01/2054	120	128,648
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	20	21,136
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	2,400	2,492,451
Sacramento Metropolitan Fire District (Election of 2024), Series 2025 A, GO Bonds	4.00%	08/01/2055	205	194,762
Salinas Union High School District, Series 2020 B, Ref. GO Bonds	4.00%	08/01/2045	180	177,011
Salinas Union High School District, Series 2022 A, GO Bonds	4.00%	08/01/2047	275	268,569
San Bernardino City Unified School District, Series 2020 F, GO Bonds, (INS - AGI)(a)	3.00%	08/01/2044	55	45,423
San Bernardino Community College District (Election of 2008), Series 2023 E, GO Bonds	4.13%	08/01/2049	265	261,803
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	4.13%	08/01/2049	450	444,571
San Bernardino Community College District (Election of 2018), Series 2023 B, GO Bonds	5.00%	08/01/2049	275	287,732
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2048	1,040	1,107,102
San Diego (City of), CA (Green Bonds), Series 2023, COP	5.00%	10/01/2053	410	430,594
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.00%	08/01/2043	75	77,848
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, RB	5.25%	08/01/2047	40	41,369
San Diego (City of), CA Public Facilities Financing Authority, Series 2020 A, RB	4.00%	08/01/2045	335	334,363
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2047	300	318,587
San Diego (City of), CA Public Facilities Financing Authority, Series 2022 A, RB	5.00%	05/15/2052	640	670,916
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	10/15/2048	270	263,637
San Diego (City of), CA Public Facilities Financing Authority, Series 2023 A, RB	4.00%	08/01/2052	390	378,807
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2049	220	235,555
San Diego (City of), CA Public Facilities Financing Authority, Series 2024 A, RB	5.00%	05/15/2054	1,070	1,133,567
San Diego (City of), CA Public Facilities Financing Authority, Series 2025 A, RB	5.00%	08/01/2053	200	213,432
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	5.00%	10/15/2046	1,130	1,184,673
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2021 A, RB	4.00%	10/15/2050	275	266,172
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2023 A, RB	5.25%	10/15/2052	1,150	1,228,884
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2049	410	437,960
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2024, Ref. RB	5.00%	10/15/2054	360	380,062
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2025 A, Ref. RB	5.25%	10/15/2055	840	910,693
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2042	15	15,308
San Diego (County of), CA Regional Airport Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	5	5,071
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	30	31,076
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	5	5,132
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2046	215	206,271
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2046	460	482,353
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2051	150	141,958
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2051	450	466,394
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	4.00%	07/01/2056	1,130	1,059,939
San Diego (County of), CA Regional Airport Authority, Series 2021 A, RB	5.00%	07/01/2056	895	923,118
San Diego (County of), CA Regional Airport Authority, Series 2025 A, RB	5.25%	07/01/2050	15	16,331
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2041	410	412,214
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	5,135	5,153,834
San Diego (County of), CA Regional Transportation Commission, Series 2020 A, RB	3.00%	08/01/2049	150	118,620
San Diego (County of), CA Regional Transportation Commission, Series 2025 A, Ref. RB	5.00%	10/15/2050	700	747,224
San Diego (County of), CA Water Authority, Series 2022 A, RB	5.00%	05/01/2047	20	21,315
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	55	62,276
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2043	55	61,645
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2044	385	426,776
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2045	$180	$198,344
San Diego Community College District, Series 2025 A-1, GO Bonds	5.00%	08/01/2055	2,235	2,399,770
San Diego Unified School District, Series 2019 L, GO Bonds	4.00%	07/01/2044	250	249,126
San Diego Unified School District, Series 2020 M-2, GO Bonds	3.00%	07/01/2050	325	250,531
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	3.13%	07/01/2042	495	438,981
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	3,885	3,767,487
San Diego Unified School District (Election of 2012), Series 2020 M-2, GO Bonds	4.00%	07/01/2050	4,100	3,969,301
San Diego Unified School District (Election of 2012) (Green Bonds), Series 2021 N-2, GO Bonds	4.00%	07/01/2046	15	14,753
San Diego Unified School District (Election of 2018), Series 2019 B, GO Bonds	3.25%	07/01/2048	115	95,335
San Diego Unified School District (Election of 2018), Series 2025 I-3, GO Bonds	5.00%	07/01/2055	365	389,337
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2043	45	49,572
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	5.00%	07/01/2048	1,400	1,497,326
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	360	345,516
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2023, GO Bonds	4.00%	07/01/2053	1,005	964,566
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024 B-3, GO Bonds	4.00%	07/01/2054	1,000	954,186
San Diego Unified School District (Election of 2018) (Green Bonds), Series 2024, GO Bonds	5.00%	07/01/2049	370	397,322
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2047	250	272,337
San Diego Unified School District (Election of 2022), Series 2025 C-3, GO Bonds	5.00%	07/01/2050	600	642,950
San Dieguito Union High School District (Election of 2012), Series 2016 C-2, GO Bonds	3.00%	02/01/2041	25	21,707
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2022 B, Ref. RB	5.00%	05/01/2052	30	31,201
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Second Series 2023 B, Ref. RB	5.00%	05/01/2043	3,220	3,483,939
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016 C, RB	5.00%	05/01/2046	25	25,098
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 F, RB	5.00%	05/01/2050	35	35,905
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	50	51,346
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2023, Ref. RB	5.25%	05/01/2048	755	810,994
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2024, Ref. RB	5.00%	05/01/2049	10	10,565
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025 B, RB	5.00%	05/01/2053	2,000	2,121,901
San Francisco (City & County of), CA Public Utilities Commission, Series 2013 B, RB	4.00%	10/01/2042	420	413,228
San Francisco (City & County of), CA Public Utilities Commission, Series 2023 A, RB	5.00%	11/01/2053	10	10,470
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 D, RB	5.00%	10/01/2054	20	21,125
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 A, RB	4.00%	10/01/2043	970	970,719
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2018 B, Ref. RB	5.00%	10/01/2043	50	51,580
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2044	5	5,344
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2045	5	5,323
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	5.00%	10/01/2046	170	180,128
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2047	15	14,585
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2049	230	221,237
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2050	920	879,550
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2021 A, RB	4.00%	10/01/2051	1,195	1,137,699
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2023, Ref. RB	4.00%	11/01/2041	55	56,364
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2049	295	315,268
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds), Series 2024 C, RB	5.00%	10/01/2054	1,910	2,017,480
San Francisco (City & County of), CA Public Utilities Commission (Hetch Hetchy Water), Series 2020 D, RB	3.00%	11/01/2050	610	462,657
San Francisco (City & County of), CA Public Utilities Commission (Local Water), Series 2020 C, RB	4.00%	11/01/2050	100	95,597
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2048	50	54,273
San Francisco (City & County of), CA Public Utilities Commission (Regional Water and Local Water), Series 2023 A, RB	5.25%	11/01/2052	75	80,311
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco (City & County of), CA Public Utilities Commission (Regional Water), Series 2020 B, RB	5.00%	11/01/2050	$55	$55,892
San Francisco (City of), CA, Series 2025 E, RB	5.25%	11/01/2055	1,505	1,627,065
San Francisco (City of), CA, Series 2025, RB	5.00%	11/01/2055	1,510	1,599,658
San Francisco (City of), CA (Green Bonds), Series 2020 A, RB	4.00%	11/01/2050	10	9,560
San Francisco (City of), CA Municipal Transportation Agency, Series 2017, RB	4.00%	03/01/2046	385	374,088
San Francisco (City of), CA Municipal Transportation Agency (Green Bonds), Series 2021 C, RB	4.00%	03/01/2051	300	285,350
San Francisco Bay Area Rapid Transit District, Series 2019 A, RB	3.00%	07/01/2044	285	235,495
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2042	10	11,341
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2044	50	55,425
San Francisco Bay Area Rapid Transit District (Election of 2016), Series 2025, GO Bonds	5.00%	08/01/2045	10	11,028
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	2,015	2,051,481
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2020 C-1, GO Bonds	3.00%	08/01/2050	105	80,029
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	3.00%	08/01/2041	3,000	2,713,103
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2022 D-1, GO Bonds	4.00%	08/01/2047	65	63,480
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 B-1, GO Bonds	3.00%	08/01/2049	500	385,426
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019, GO Bonds	4.00%	08/01/2044	395	392,583
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2020 C-1, GO Bonds	4.00%	08/01/2045	25	24,684
San Francisco Community College District (Election of 2020), Series 2020 A, GO Bonds	4.00%	06/15/2045	715	697,680
San Francisco Community College District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.25%	06/15/2049	1,020	1,111,110
San Joaquin (County of), CA Transportation Authority (Measure K), Series 2017, Ref. RB	4.00%	03/01/2041	1,400	1,398,924
San Joaquin Hills Transportation Corridor Agency, Series 2014 A, Ref. RB	4.00%	01/15/2050	1,700	1,564,044
San Joaquin Hills Transportation Corridor Agency, Series 2021 A, Ref. RB	4.00%	01/15/2044	1,000	948,361
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,050	1,067,063
San Jose (City of), CA, Series 2017 B, Ref. RB	5.00%	03/01/2047	1,250	1,264,033
San Jose (City of), CA, Series 2019 A-1, GO Bonds	5.00%	09/01/2045	10	10,449
San Jose (City of), CA Financing Authority (Green bonds), Series 2022 B, RB	5.00%	11/01/2047	1,145	1,227,710
San Jose Evergreen Community College District (Election of 2016), Series 2023 C, GO Bonds	4.00%	09/01/2045	135	133,945
San Jose Unified School District (Election of 2012), Series 2018 E, GO Bonds	4.00%	08/01/2042	230	230,546
San Juan Unified School District (Election of 2016), Series 2022, GO Bonds	4.00%	08/01/2046	25	24,350
San Juan Unified School District (Election of 2016), Series 2024, GO Bonds	4.00%	08/01/2049	215	206,222
San Luis Coastal Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2053	90	87,227
San Luis Coastal Unified School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2054	30	29,008
San Luis Obispo County Community College District (Election of 2014), Series 2018 B, Ref. GO Bonds	4.00%	08/01/2043	715	712,773
San Marcos Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2050	1,180	1,289,388
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	15	15,001
San Mateo (City of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	5.00%	07/15/2043	255	264,336
San Mateo (City of), CA Joint Powers Financing Authority (Public Safety), Series 2021 A-1, RB	3.00%	06/15/2046	1,250	1,009,174
San Mateo (County of), CA Joint Powers Financing Authority (Capital), Series 2018 A, RB	4.00%	07/15/2052	255	244,131
San Mateo County Community College District (Election of 2014), Series 2018 B, GO Bonds	5.00%	09/01/2045	20	20,701
San Mateo Foster City School District, Series 2023 B, GO Bonds	4.00%	08/01/2048	250	245,885
San Mateo Foster City School District (Election of 2020), Series 2025 C, GO Bonds	5.00%	08/01/2051	400	425,915
San Mateo Union High School District (Election of 2020), Series 2023 C, GO Bonds	4.00%	09/01/2043	365	369,565
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	100	97,522
San Rafael City High School District (Election of 2022), Series 2024 B, GO Bonds	4.00%	08/01/2053	1,700	1,607,641
Santa Barbara Community College District, Series 2025 A, GO Bonds	6.00%	08/01/2055	500	585,211
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	4.00%	05/01/2045	125	122,779
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2047	165	135,006
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.13%	05/01/2049	50	40,213
Santa Clara Unified School District (Election of 2014), Series 2017, GO Bonds	3.50%	07/01/2042	940	899,092
Santa Clara Unified School District (Election of 2018), Series 2019, GO Bonds	3.25%	07/01/2044	1,170	1,032,653
Santa Clarita Community College District, Series 2019, GO Bonds	3.00%	08/01/2049	115	89,284
Santa Clarita Community College District (Election of 2016), Series 2022, GO Bonds	5.25%	08/01/2048	1,005	1,082,669
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Santa Cruz City High School District (Election of 2022), Series 2024 A, GO Bonds	4.00%	08/01/2054	$520	$497,789
Santa Monica Community College District, Series 2022 B, GO Bonds	4.00%	08/01/2045	1,095	1,096,621
Santa Monica Community College District (Election of 2016), Series 2018 A, GO Bonds	5.00%	08/01/2043	10	10,359
Santa Monica-Malibu Unified School District (Election of 2024), Series 2025 A, GO Bonds	5.00%	08/01/2054	500	530,025
Santa Rosa High School District (Election of 2022), Series 2023 A, GO Bonds	5.00%	08/01/2053	230	241,697
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	3,000	2,901,807
Solano County Community College District (Election of 2012), Series 2017 C, GO Bonds	4.00%	08/01/2046	155	152,656
South San Francisco Unified School District, Series 2023, GO Bonds	4.00%	09/01/2052	340	326,516
South San Francisco Unified School District (Election of 2022), Series 2023, GO Bonds	4.00%	09/01/2048	75	72,848
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2023- 1A, RB	5.00%	07/01/2048	1,150	1,196,264
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2044	25	26,638
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2049	10	10,428
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2024, RB	5.00%	07/01/2053	500	519,103
Southern California Public Power Authority (Southern Transmission System Renewal), Series 2025, RB, (INS - BAM)(a)	5.25%	07/01/2050	500	534,569
Southwestern Community College District, Series 2021 D, GO Bonds	4.00%	08/01/2046	95	93,955
Southwestern Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	620	609,850
Southwestern Community College District (Election of 2024), Series 2025 A, GO Bonds	5.25%	08/01/2055	265	287,800
State Center Community College District, Series 2022 C, GO Bonds	5.00%	08/01/2047	75	80,004
Stockton Unified School District (Election of 2022), Series 2025 A, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	1,000	1,069,065
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2045	370	367,336
Sunnyvale (City of), CA Financing Authority (Green Bonds) (Civic Center), Series 2020, RB	4.00%	04/01/2050	635	612,988
Sunnyvale School District, Series 2025 A, GO Bonds	5.00%	09/01/2056	105	112,533
Sweetwater Union High School District, Series 2016, Ref. GO Bonds	4.00%	08/01/2042	1,180	1,173,953
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,013,504
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	3,000	3,005,671
University of California, Series 2017 AV, RB	5.25%	05/15/2042	850	872,090
University of California, Series 2017 AV, RB	4.00%	05/15/2045	15	14,753
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2043	1,300	1,349,068
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2041	60	64,306
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2042	25	26,637
University of California, Series 2020 BE, Ref. RB	5.00%	05/15/2043	500	529,533
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,190	1,160,722
University of California, Series 2020 BE, Ref. RB	4.00%	05/15/2050	105	101,043
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2046	715	701,365
University of California, Series 2021 BH, Ref. RB	4.00%	05/15/2051	870	835,148
University of California, Series 2022 BK, RB	5.00%	05/15/2052	4,680	4,892,587
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2041	560	624,167
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2042	515	568,730
University of California, Series 2023 BN, Ref. RB	5.00%	05/15/2043	705	771,221
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2041	15	16,919
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2042	320	357,259
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2043	340	375,618
University of California, Series 2024 BS, Ref. RB	5.00%	05/15/2044	425	464,902
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2041	310	349,668
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2042	100	111,643
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2044	300	328,166
University of California, Series 2024 BV, Ref. RB	5.00%	05/15/2045	25	27,201
University of California, Series 2024 BW, Ref. RB	5.00%	05/15/2054	2,110	2,227,650
University of California, Series 2024, Ref. RB	5.00%	05/15/2043	110	121,523
University of California, Series 2025 CC, RB	5.00%	05/15/2042	20	22,563
University of California, Series 2025 CC, RB	5.00%	05/15/2044	275	303,377
University of California, Series 2025 CC, RB	5.00%	05/15/2045	5	5,484
University of California, Series 2025 CC, RB	5.00%	05/15/2047	685	742,712
University of California, Series 2025 CC, RB	5.00%	05/15/2053	5	5,310
University of California, Series 2025 CC, RB	4.00%	05/15/2055	800	760,214
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2025 CC, RB	5.25%	05/15/2055	$40	$43,252
University of California (Limited), Series 2016 K, RB	4.00%	05/15/2046	1,345	1,310,286
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2042	395	403,649
University of California (Limited), Series 2017 M, RB	4.00%	05/15/2047	710	688,611
University of California (Limited), Series 2017 M, RB	5.00%	05/15/2047	25	25,419
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2043	1,605	1,664,812
University of California (Limited), Series 2018 O, Ref. RB	4.00%	05/15/2048	215	208,163
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2048	200	205,098
University of California (Limited), Series 2018 O, Ref. RB	5.00%	05/15/2058	700	712,118
University of California (Limited), Series 2018 O, Ref. RB	5.50%	05/15/2058	750	772,521
University of California (Limited), Series 2021 Q, Ref. RB	5.00%	05/15/2046	1,865	1,967,817
University of California (Limited), Series 2021 Q, Ref. RB	3.00%	05/15/2051	330	253,295
University of California (Limited), Series 2021 Q, Ref. RB	4.00%	05/15/2051	1,275	1,214,395
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	4.00%	01/01/2042	50	46,381
Upland (City of), CA (San Antonio Regional Hospital), Series 2017, Ref. COP	5.00%	01/01/2047	70	70,472
Upper Santa Clara Valley Joint Powers Authority, Series 2020 A, Ref. RB	4.00%	08/01/2050	200	193,013
Vacaville Unified School District, Series 2020 D, GO Bonds	4.00%	08/01/2045	620	608,883
Ventura Unified School District (Election of 2022), Series 2023 A, GO Bonds	4.00%	08/01/2052	260	250,109
Victor Valley Community College District (Election of 2008), Series 2020 D, GO Bonds	4.00%	08/01/2050	890	847,109
Vista Unified School District, Series 2022 B, GO Bonds, (INS - BAM)(a)	5.25%	08/01/2048	530	567,429
Washington Township Health Care District, Series 2015 B, GO Bonds	4.00%	08/01/2045	25	24,427
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.25%	08/01/2048	110	120,271
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds	5.50%	08/01/2053	465	510,452
Washington Township Health Care District (Election of 2020), Series 2023 B, GO Bonds, (INS - AGI)(a)	4.50%	08/01/2053	510	512,305
West Contra Costa Unified School District (Election of 2012), Series 2015 B, GO Bonds	4.00%	08/01/2054	185	172,175
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2049	1,030	1,097,185
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	4.00%	08/01/2054	1,000	936,845
West Contra Costa Unified School District (Election of 2020), Series 2024 B, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2054	1,000	1,055,639
West Valley-Mission Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2044	25	25,112
				532,092,005
Colorado-2.14%
Adams & Weld Counties School District No. 27J Brighton, Series 2015, GO Bonds	5.00%	12/01/2040	1,105	1,105,643
Adams & Weld Counties School District No. 27J Brighton, Series 2022, GO Bonds	4.00%	12/01/2046	45	43,030
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2047	155	165,116
Adams & Weld Counties School District No. 27J Brighton, Series 2024 A, GO Bonds	5.00%	12/01/2048	120	127,592
Adams (County of), CO , Series 2015, Ref. COP	4.00%	12/01/2045	250	242,816
Adams County School District No. 1 (Mapleton Public Schools), Series 2017, GO Bonds	5.25%	12/01/2040	75	75,792
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2041	395	448,609
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2042	595	669,018
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2043	350	390,086
Arapahoe County School District No. 5 Cherry Creek, Series 2024, GO Bonds	5.25%	12/15/2044	365	403,789
Arista Metropolitan District, Series 2023 A, Ref. GO Bonds, (INS - BAM)(a)	4.50%	12/01/2058	45	43,947
Arkansas River Power Authority, Series 2018 A, Ref. RB	5.00%	10/01/2043	200	202,185
Aurora (City of), CO, Series 2021, RB	2.25%	08/01/2051	50	30,892
Aurora (City of), CO, Series 2024, RB	4.00%	08/01/2054	850	793,689
Board of Governors of Colorado State University System, Series 2017 C, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2047	285	261,185
Board of Governors of Colorado State University System, Series 2017 E, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	03/01/2043	965	940,881
Colorado (State of), Series 2019, COP	4.00%	03/15/2044	530	514,888
Colorado (State of), Series 2020 R, COP	4.00%	03/15/2045	485	465,985
Colorado (State of), Series 2021 A, COP	4.00%	12/15/2040	15	15,109
Colorado (State of), Series 2021 S, COP	4.00%	03/15/2046	770	737,868
Colorado (State of), Series 2022, COP	6.00%	12/15/2040	85	98,806
Colorado (State of), Series 2022, COP	6.00%	12/15/2041	20	23,060
Colorado (State of), Series 2024, COP	5.00%	11/01/2049	85	89,910
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Colorado (State of), Series 2024, COP	5.00%	11/01/2053	$1,865	$1,962,351
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.25%	12/01/2049	605	647,009
Colorado (State of) Bridge & Tunnel Enterprise, Series 2024 A, RB, (INS - AGI)(a)	5.50%	12/01/2054	80	86,796
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2050	55	58,699
Colorado (State of) Bridge & Tunnel Enterprise, Series 2025 A, RB, (INS - AGI)(a)	5.25%	12/01/2054	410	436,949
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,100	2,124,953
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2043	1,005	945,907
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2019 A, Ref. RB	3.00%	11/15/2046	395	303,571
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2046	600	560,560
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	4.00%	11/15/2050	3,955	3,562,105
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group), Series 2021 A, Ref. RB	3.00%	11/15/2051	4,090	2,965,637
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2016, Ref. RB	4.00%	11/15/2046	955	882,355
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018 A, RB	5.00%	11/15/2048	20	20,272
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group), Series 2018, RB	4.00%	11/15/2048	430	390,249
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	130	118,163
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,175	2,196,588
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	3.25%	08/01/2049	750	589,230
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,025	899,067
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.50%	11/01/2047	1,000	1,058,153
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2022, RB	5.25%	11/01/2052	1,015	1,047,689
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2024 A, Ref. RB	5.25%	12/01/2054	360	372,998
Colorado (State of) Health Facilities Authority (Craig Hospital), Series 2025 A, RB	5.25%	12/01/2050	80	83,873
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	5.00%	05/15/2047	300	310,351
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2022 A, Ref. RB	4.00%	05/15/2052	80	73,278
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2044	65	68,112
Colorado (State of) Health Facilities Authority (Intermountain Healthcare), Series 2024 A, Ref. RB	5.00%	05/15/2045	90	93,682
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 A, Ref. RB	5.00%	11/01/2044	85	86,911
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center), Series 2015, RB	4.00%	01/15/2045	945	896,244
Colorado (State of) Regional Transportation District (Fastracks), Series 2016 A, RB	5.00%	11/01/2046	370	372,517
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.00%	11/01/2041	1,000	733,071
Colorado (State of) Regional Transportation District (Green Bonds), Series 2021 B, Ref. RB	2.25%	11/01/2045	1,000	679,276
Colorado School of Mines, Series 2023 C, RB	5.25%	12/01/2053	245	258,427
Colorado School of Mines, Series 2024 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2054	30	31,159
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2045	90	86,852
Colorado Springs (City of), CO, Series 2020 A, Ref. RB	4.00%	11/15/2050	105	98,077
Colorado Springs (City of), CO, Series 2021 B, RB	4.00%	11/15/2046	205	195,820
Colorado Springs (City of), CO, Series 2022 B, RB	5.25%	11/15/2052	765	808,798
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2048	1,000	1,074,596
Colorado Springs (City of), CO, Series 2023 A, RB	5.25%	11/15/2053	165	175,480
Colorado Springs (City of), CO, Series 2024 A, RB	5.00%	11/15/2049	500	527,846
Colorado Springs (City of), CO, Series 2024 A, RB	5.25%	11/15/2054	545	583,590
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2043	5	5,496
Colorado Springs (City of), CO, Series 2025 A, RB	5.00%	11/15/2044	5	5,439
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2050	1,220	1,320,315
Colorado Springs (City of), CO, Series 2025 A, RB	5.25%	11/15/2055	1,350	1,453,042
Colorado Springs School District No. 11 Facilities Corp., Series 2024, COP, (INS - BAM)(a)	5.25%	12/15/2048	20	21,276
Denver (City & County of), CO, Series 2012 B, RB	4.00%	11/15/2043	745	735,170
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,006,253
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	875	879,152
Denver (City & County of), CO, Series 2016 A, Ref. RB	4.00%	08/01/2046	475	455,121
Denver (City & County of), CO, Series 2018 A, COP	4.00%	06/01/2048	890	832,849
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver (City & County of), CO, Series 2018 A-1, RB	5.00%	08/01/2041	$180	$181,291
Denver (City & County of), CO, Series 2018 B, Ref. RB	5.00%	12/01/2048	5	5,096
Denver (City & County of), CO, Series 2021 A, RB	4.00%	08/01/2051	1,165	1,072,043
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2049	5	5,340
Denver (City & County of), CO Board of Water Commissioners (The), Series 2024 A, Ref. RB	5.00%	09/15/2054	75	79,440
Denver (City & County of), CO Board of Water Commissioners (The) (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	3,500	3,567,500
Denver (City & County of), CO Health & Hospital Authority, Series 2025 A, RB	5.13%	12/01/2050	810	822,006
Denver City & County School District No. 1, Series 2017, GO Bonds	4.00%	12/01/2041	55	55,151
Denver City & County School District No. 1, Series 2021, GO Bonds	3.00%	12/01/2043	470	387,348
Denver City & County School District No. 1, Series 2021, GO Bonds	4.00%	12/01/2045	545	532,210
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2041	90	97,692
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2042	550	592,139
Denver City & County School District No. 1, Series 2022 A, GO Bonds	5.00%	12/01/2045	765	808,667
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2040	180	206,885
Denver City & County School District No. 1, Series 2025 A, GO Bonds	5.25%	12/01/2042	790	887,931
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2047	500	555,638
Denver City & County School District No. 1, Series 2025, GO Bonds	5.50%	12/01/2049	1,290	1,428,300
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2040	65	73,105
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2041	275	306,130
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2042	60	66,074
Douglas County School District No. Re-1 Douglas & Elbert Counties, Series 2024, GO Bonds	5.00%	12/15/2044	55	59,498
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2043	220	227,133
Ebert Metropolitan District, Series 2018 A-1, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2048	200	186,836
El Paso (County of), CO School District No. 20, Series 2017, GO Bonds	4.00%	12/15/2040	95	95,313
Gypsum (Town of), CO, Series 2024, RB, (INS - AGI)(a)	5.00%	12/01/2054	190	197,407
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	2,350	2,399,332
Mesa County Valley School District No. 51 Grand Junction, Series 2025, GO Bonds	5.25%	12/01/2049	1,000	1,080,694
Metro Water Recovery, Series 2020 A, RB	2.50%	04/01/2045	30	21,637
Park Creek Metropolitan District, Series 2015, Ref. RB(c)(d)	5.00%	12/01/2025	20	20,000
Park Creek Metropolitan District, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2046	640	590,947
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.50%	07/01/2046	760	762,785
Pueblo (City of), CO (Green Bonds), Series 2022, COP	5.00%	07/01/2049	490	510,170
Pueblo (City of), CO (Green Bonds), Series 2022, COP	4.63%	07/01/2052	30	30,016
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	50	50,466
Rampart Range Metropolitan District No. 1, Series 2017, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2047	660	661,647
University of Colorado, Series 2017 A-2, Ref. RB	4.00%	06/01/2043	1,215	1,185,835
Vail (Town of), CO, Series 2025, COP	5.50%	12/01/2064	1,000	1,080,693
Weld County School District No. 6 Greeley, Series 2020, GO Bonds	5.00%	12/01/2044	95	98,490
Weld County School District No. 6 Greeley, Series 2021, GO Bonds	4.00%	12/01/2045	855	831,541
Weld County School District No. RE-2 Eaton, Series 2019, GO Bonds	5.00%	12/01/2044	2,550	2,654,192
Weld County School District No. RE-4, Series 2016, GO Bonds	5.25%	12/01/2041	20	20,272
Weld County School District No. RE-4, Series 2023, GO Bonds	5.25%	12/01/2047	2,060	2,200,983
Weld County School District No. RE-5J, Series 2021, GO Bonds	4.00%	12/01/2045	1,000	969,927
Westminster (City of), CO, Series 2024, RB	5.00%	12/01/2054	520	549,747
Westminster Public Schools, Series 2024 A, GO Bonds	5.00%	12/01/2049	95	100,679
				71,387,496
Connecticut-0.34%
Connecticut (State of), Series 2021 A, RB	5.00%	05/01/2041	1,770	1,897,562
Connecticut (State of), Series 2021 D, RB	4.00%	11/01/2040	755	765,847
Connecticut (State of), Series 2021 D, RB	5.00%	11/01/2041	250	269,242
Connecticut (State of), Series 2023 A, RB	5.25%	07/01/2043	5	5,505
Connecticut (State of), Series 2024 B, GO Bonds	4.00%	01/15/2043	1,000	1,004,827
Connecticut (State of) (Green Bonds), Series 2022 B, GO Bonds	3.00%	01/15/2042	475	406,578
Connecticut (State of) (Green Bonds), Series 2022 F, GO Bonds	5.00%	11/15/2041	30	32,676
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2040	180	202,267
Connecticut (State of) (Green Bonds), Series 2024 G, GO Bonds	5.00%	11/15/2041	485	539,470
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2041	5	5,092
Connecticut (State of) (Social Bonds), Series 2024 B, GO Bonds	4.00%	01/15/2042	10	10,114
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.00%	07/01/2041	775	845,351
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) (Transportation Infrastructure), Series 2022 A, RB	5.25%	07/01/2042	$600	$658,900
Connecticut (State of) (Transportation Infrastructure), Series 2024, RB	5.00%	07/01/2043	500	545,032
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	4.13%	07/01/2041	1,045	1,045,072
Connecticut (State of) Health & Educational Facilities Authority, Series 2015 L, Ref. RB	5.00%	07/01/2045	5	5,002
Connecticut (State of) Health & Educational Facilities Authority, Series 2016 Q-1, RB	5.00%	07/01/2046	60	60,221
Connecticut (State of) Health & Educational Facilities Authority, Series 2022 M, Ref. RB	4.00%	07/01/2052	10	8,877
Connecticut (State of) Health & Educational Facilities Authority, Series 2023 N, RB	5.25%	07/01/2053	250	259,728
Connecticut (State of) Health & Educational Facilities Authority (Connecticut Children’s Medical Center), Series 2023, RB	4.25%	07/15/2053	650	612,142
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University), Series 2017 R, Ref. RB	4.00%	07/01/2042	175	173,913
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2014 E, RB	5.00%	07/01/2042	45	45,029
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2046	205	190,795
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare), Series 2021 A, RB	4.00%	07/01/2051	170	152,599
Connecticut (State of) Health & Educational Facilities Authority (Trinity Health Corp.), Series 2016, RB	5.00%	12/01/2045	95	95,147
University of Connecticut, Series 2018 A, RB	5.00%	11/15/2043	1,450	1,496,546
University of Connecticut, Series 2023 A, RB	5.50%	11/15/2053	10	10,950
				11,344,484
Delaware-0.09%
Delaware (State of) Economic Development Authority (ACTS Retirement-Life Community), Series 2023, RB	5.25%	11/15/2053	920	925,610
Delaware (State of) Economic Development Authority (Delmarva Power & Light), Series 2018, RB	5.00%	11/15/2048	35	34,671
Delaware (State of) Health Facilities Authority (Bayhealth Medical Center), Series 2017 A, Ref. RB	4.00%	07/01/2043	555	540,540
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2043	255	253,400
Delaware (State of) Health Facilities Authority (Beebe Medical Center), Series 2018, RB	5.00%	06/01/2048	60	58,494
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	5.00%	10/01/2045	130	133,571
Delaware (State of) Health Facilities Authority (Christiana Health Care Systems), Series 2020, Ref. RB	4.00%	10/01/2049	1,135	1,027,321
Delaware (State of) River & Bay Authority, Series 2019, Ref. RB	4.00%	01/01/2044	25	24,739
Delaware (State of) Transportation Authority, Series 2015, RB	5.00%	06/01/2055	135	135,009
				3,133,355
District of Columbia-1.68%
District of Columbia, Series 2015, Ref. RB	4.00%	07/15/2040	560	557,637
District of Columbia, Series 2016 A, GO Bonds	4.00%	06/01/2041	10	9,855
District of Columbia, Series 2016 D, GO Bonds	5.00%	06/01/2041	55	55,512
District of Columbia, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,200	1,229,422
District of Columbia, Series 2019 A, GO Bonds	5.00%	10/15/2044	45	46,356
District of Columbia, Series 2019 A, RB	4.00%	03/01/2044	1,185	1,143,457
District of Columbia, Series 2019 A, RB	5.00%	03/01/2044	230	237,591
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	731,404
District of Columbia, Series 2020 A, RB	4.00%	03/01/2045	610	586,062
District of Columbia, Series 2020 C, RB	4.00%	05/01/2045	1,200	1,152,750
District of Columbia, Series 2020 C, RB	5.00%	05/01/2045	500	517,770
District of Columbia, Series 2021 D, GO Bonds	4.00%	02/01/2046	1,000	951,541
District of Columbia, Series 2021 D, GO Bonds	5.00%	02/01/2046	1,000	1,038,946
District of Columbia, Series 2022 A, RB	5.00%	07/01/2041	1,195	1,288,663
District of Columbia, Series 2022 A, RB	5.00%	07/01/2042	275	294,162
District of Columbia, Series 2022 A, RB	5.00%	07/01/2047	865	905,422
District of Columbia, Series 2022 A, RB	5.50%	07/01/2047	895	966,084
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2041	35	37,971
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2042	190	204,283
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2043	75	79,934
District of Columbia, Series 2023 A, GO Bonds	5.00%	01/01/2045	60	63,391
District of Columbia, Series 2023 A, GO Bonds	5.25%	01/01/2048	375	399,440
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
District of Columbia, Series 2023 A, RB	5.00%	05/01/2041	$120	$130,634
District of Columbia, Series 2023 A, RB	5.00%	05/01/2042	100	107,965
District of Columbia, Series 2023 A, RB	5.00%	05/01/2043	210	224,758
District of Columbia, Series 2023 A, RB	5.25%	05/01/2048	1,650	1,765,273
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2041	90	99,228
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2042	140	152,778
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2043	225	242,893
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2044	400	428,420
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2045	150	159,846
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2046	110	116,705
District of Columbia, Series 2024 A, GO Bonds	5.00%	08/01/2049	1,765	1,859,056
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2042	115	126,366
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2043	15	16,331
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2044	65	70,273
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2045	5	5,382
District of Columbia, Series 2025 A, Ref. RB	5.00%	06/01/2050	1,965	2,082,491
District of Columbia, Series 2025 A, Ref. RB	5.25%	06/01/2050	2,110	2,282,227
District of Columbia (Catholic University of America (The)), Series 2017 B, RB	5.00%	10/01/2047	300	300,357
District of Columbia Water & Sewer Authority, Series 2017 B, RB	4.00%	10/01/2044	495	489,033
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2043	25	25,588
District of Columbia Water & Sewer Authority, Series 2018 B, RB	5.00%	10/01/2049	2,550	2,592,951
District of Columbia Water & Sewer Authority, Series 2019 A, RB	4.00%	10/01/2049	60	55,851
District of Columbia Water & Sewer Authority, Series 2022 C-1, RB	4.00%	10/01/2047	255	242,180
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2041	45	49,678
District of Columbia Water & Sewer Authority, Series 2024 A, Ref. RB	5.00%	10/01/2042	195	212,712
District of Columbia Water & Sewer Authority (Green Bonds), Series 2017 A, RB	5.00%	10/01/2052	1,085	1,095,410
District of Columbia Water & Sewer Authority (Green Bonds), Series 2019 A, RB	5.00%	10/01/2044	130	134,249
District of Columbia Water & Sewer Authority (Green Bonds), Series 2022 C-1, RB	4.00%	10/01/2051	320	296,382
Metropolitan Washington Airports Authority, Series 2019 A, Ref. RB	5.00%	10/01/2044	1,515	1,550,677
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2044	1,255	1,159,755
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2049	1,865	1,653,059
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB	4.00%	10/01/2053	190	164,711
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,370	997,945
Metropolitan Washington Airports Authority, Series 2019, Ref. RB	5.00%	10/01/2047	515	521,508
Metropolitan Washington Airports Authority, Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2053	1,285	1,141,505
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	1,975	1,760,306
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2022, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2053	130	92,271
Washington Metropolitan Area Transit Authority, Series 2017 B, RB	5.00%	07/01/2042	1,170	1,190,123
Washington Metropolitan Area Transit Authority, Series 2018, RB	5.00%	07/01/2043	500	507,650
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	4.00%	07/15/2045	475	455,831
Washington Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	2,425	2,508,428
Washington Metropolitan Area Transit Authority, Series 2023, RB	5.00%	07/15/2044	55	58,190
Washington Metropolitan Area Transit Authority, Series 2024, RB	5.25%	07/15/2059	320	337,699
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.25%	07/15/2055	60	63,484
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.00%	07/15/2060	1,000	1,041,093
Washington Metropolitan Area Transit Authority, Series 2025 A, RB	5.50%	07/15/2060	625	676,937
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2041	410	437,137
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	3.00%	07/15/2043	290	238,262
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2043	1,195	1,176,191
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	4.00%	07/15/2046	2,475	2,327,292
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2021 A, RB	5.00%	07/15/2046	795	824,705
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	4.13%	07/15/2047	1,240	1,194,118
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.00%	07/15/2048	215	224,102
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.50%	07/15/2051	610	652,946
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023 A, RB	5.25%	07/15/2053	615	645,451
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2042	15	16,140
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2043	135	143,947
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2023, RB	5.00%	07/15/2045	30	31,592
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia-(continued)
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2056	$1,600	$1,554,110
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	5.00%	07/15/2056	1,060	1,097,538
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024 A, RB	4.38%	07/15/2059	780	756,678
Washington Metropolitan Area Transit Authority (Green Bonds), Series 2024, RB	5.00%	07/15/2054	840	870,359
				55,934,410
Florida-4.19%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2014 A, RB	4.00%	12/01/2044	825	776,009
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	3.00%	12/01/2046	195	147,613
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.), Series 2019, RB	4.00%	12/01/2049	1,345	1,205,740
Bay County School Board, Series 2022 A, COP, (INS - AGI)(a)	4.25%	07/01/2047	860	861,441
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	4.00%	04/01/2052	315	280,884
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022 A, Ref. RB	5.00%	04/01/2052	710	720,238
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group), Series 2022, Ref. RB	5.00%	04/01/2047	230	234,933
Broward (County of), FL, Series 2012 Q-1, RB	4.00%	10/01/2042	1,500	1,459,828
Broward (County of), FL, Series 2019 A, RB	3.00%	10/01/2041	770	661,904
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2042	225	224,941
Broward (County of), FL, Series 2019 A, RB	4.00%	10/01/2043	170	169,055
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2044	50	51,530
Broward (County of), FL, Series 2019 A, RB	5.00%	09/01/2049	225	230,077
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2045	185	179,892
Broward (County of), FL, Series 2022 A, RB	4.00%	10/01/2047	955	913,477
Broward (County of), FL, Series 2022, RB	5.00%	01/01/2047	640	665,741
Broward (County of), FL, Series 2022, RB	4.00%	01/01/2051	360	338,763
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2047	1,000	903,206
Broward (County of), FL (Convention Center Expansion), Series 2021, RB	4.00%	09/01/2051	1,000	886,903
Cape Coral (City of), FL, Series 2017, Ref. RB	4.00%	10/01/2042	205	202,925
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.60%	03/01/2048	780	841,459
Cape Coral (City of), FL, Series 2023, Ref. RB, (INS - BAM)(a)	5.25%	10/01/2053	1,110	1,181,916
Central Florida Expressway Authority, Series 2017, Ref. RB	4.00%	07/01/2041	1,000	1,000,404
Central Florida Expressway Authority, Series 2017, Ref. RB	5.00%	07/01/2042	25	25,537
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2043	270	277,538
Central Florida Expressway Authority, Series 2018, RB	5.00%	07/01/2048	1,060	1,076,887
Central Florida Expressway Authority, Series 2019 A, RB	5.00%	07/01/2044	75	77,730
Central Florida Expressway Authority, Series 2019 A, RB	3.13%	07/01/2049	105	81,473
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2044	670	694,384
Central Florida Expressway Authority, Series 2019 B, RB	5.00%	07/01/2049	165	168,543
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2049	410	435,381
Central Florida Expressway Authority, Series 2024 A, RB, (INS - AGI)(a)	5.00%	07/01/2054	50	52,397
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2049	395	409,406
Collier (County of), FL Industrial Development Authority (NCH Healthcare System), Series 2024, RB, (INS - AGI)(a)	5.00%	10/01/2054	455	468,802
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	750	758,944
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2045	410	367,813
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB	4.00%	08/15/2050	175	150,562
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	1,000	726,102
Florida (State of), Series 2024 A, GO Bonds	4.13%	07/01/2053	55	52,604
Florida (State of) (Department of Transportation), Series 2018, GO Bonds	4.00%	07/01/2048	15	14,429
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2049	545	573,106
Florida (State of) Atlantic University Finance Corp., Series 2024, RB	5.00%	07/01/2054	265	276,352
Florida (State of) Department of Transportation, Series 2018 A, RB	4.00%	07/01/2048	375	354,479
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Florida (State of) Department of Transportation, Series 2019 B, RB	3.00%	07/01/2049	$165	$123,925
Florida (State of) Department of Transportation, Series 2021 C, RB	3.00%	07/01/2051	35	26,091
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2047	360	379,877
Florida (State of) Department of Transportation, Series 2022, RB	4.00%	07/01/2052	40	36,458
Florida (State of) Department of Transportation, Series 2022, RB	5.00%	07/01/2052	45	47,169
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2051	805	742,440
Florida (State of) Department of Transportation, Series 2024 B, RB	4.00%	07/01/2054	90	82,407
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2051	1,560	1,438,766
Florida (State of) Department of Transportation, Series 2024 C, RB	4.00%	07/01/2054	230	210,596
Florida (State of) Department of Transportation, Series 2025 C, RB	5.00%	07/01/2055	15	15,854
Florida (State of) Higher Educational Facilities Financial Authority (Ringling College), Series 2017, RB	5.00%	03/01/2042	425	425,459
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2020, Ref. RB	3.00%	12/01/2048	755	548,556
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College), Series 2024, RB	5.25%	12/01/2054	185	196,735
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2042	145	146,353
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	415	415,547
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	5.25%	08/01/2049	45	46,632
Florida Development Finance Corp. (Tampa General Hospital), Series 2024, RB	4.50%	08/01/2055	60	56,748
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	4.00%	02/01/2046	1,915	1,759,407
Florida Higher Educational Facilities Financial Authority (Rollings College), Series 2020, Ref. RB	4.00%	12/01/2050	35	30,672
Florida Higher Educational Facilities Financing Authority (Rollings College), Series 2024, RB	4.13%	12/01/2054	285	253,855
Fort Lauderdale (City of), FL, Series 2018, RB	3.50%	09/01/2048	300	258,805
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2048	250	273,469
Fort Lauderdale (City of), FL (Enabling Works), Series 2023 A, RB	5.50%	09/01/2053	550	595,084
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant), Series 2023, RB	5.50%	09/01/2053	560	605,904
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2044	250	244,684
Fort Myers (City of), FL, Series 2019 A, Ref. RB	4.00%	10/01/2049	280	261,080
Fort Myers (City of), FL, Series 2023, Ref. RB	5.50%	10/01/2049	750	818,562
Fort Myers (City of), FL, Series 2023, Ref. RB	5.25%	10/01/2053	1,065	1,138,389
Fort Pierce (City of), FL Utilities Authority, Series 2022 A, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2052	1,490	1,381,268
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2044	125	129,041
Gainesville (City of), FL, Series 2019 A, RB	5.00%	10/01/2047	1,525	1,566,208
Halifax Hospital Medical Center, Series 2016, Ref. RB	3.75%	06/01/2041	770	698,193
Halifax Hospital Medical Center, Series 2016, Ref. RB	4.00%	06/01/2046	465	431,043
Halifax Hospital Medical Center, Series 2024, RB	4.25%	06/01/2054	100	92,322
Halifax Hospital Medical Center (Daytona Beach), Series 2024, RB	5.25%	06/01/2054	360	373,129
Hillsborough (County of), FL, Series 2021 A, RB	2.50%	08/01/2051	10	6,694
Hillsborough (County of), FL, Series 2021, RB	3.00%	08/01/2046	530	409,831
Hillsborough (County of), FL, Series 2021, RB	2.25%	08/01/2051	15	9,448
Hillsborough (County of), FL, Series 2023, GO Bonds	5.00%	07/01/2053	175	183,717
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2043	245	251,789
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	1,545	1,576,345
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2022 B, RB	4.00%	10/01/2052	75	69,749
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.25%	11/15/2049	1,585	1,681,913
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System), Series 2024 C, Ref. RB	5.50%	11/15/2054	2,250	2,417,873
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2045	465	427,777
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	4.00%	08/01/2050	175	152,152
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020 A, RB	3.50%	08/01/2055	1,140	875,627
Hillsborough (County of), FL Industrial Development Authority (Tampa General Hospital), Series 2020, RB	4.00%	08/01/2055	220	187,082
Hillsborough County Industrial Development Authority, Series 2024, Ref. RB	4.13%	11/15/2051	1,190	1,105,038
Hollywood (City of), FL, Series 2022, GO Bonds	5.00%	07/01/2047	20	20,869
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.25%	10/01/2048	1,145	1,224,768
Jacksonville (City of), FL, Series 2023 A, Ref. RB	5.50%	10/01/2053	55	59,281
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Jacksonville (City of), FL, Series 2024, Ref. RB	5.25%	10/01/2054	$180	$192,071
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2015, RB	4.00%	11/01/2040	270	262,914
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	4.00%	11/01/2045	65	59,389
Jacksonville (City of), FL (Brooks Rehabilitation), Series 2020, Ref. RB	5.00%	11/01/2050	580	579,489
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.25%	10/01/2049	1,065	1,135,876
JEA Water & Sewer System, Series 2024 A, Ref. RB	5.50%	10/01/2054	1,330	1,438,093
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.00%	10/01/2045	170	182,661
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2049	160	173,165
JEA Water & Sewer System, Series 2025 A, Ref. RB	5.25%	10/01/2055	1,970	2,115,771
Kissimmee (City of), FL, Series 2024 A, RB	5.00%	10/01/2054	105	109,818
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	5.00%	04/01/2044	80	81,437
Lee (County of), FL Industrial Development Authority, Series 2019 A-1, Ref. RB	4.00%	04/01/2049	120	107,764
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024, RB	5.25%	11/15/2054	300	301,644
Lee (County of), FL Industrial Development Authority (Shell Point/Waterside Health), Series 2019, RB	5.00%	11/15/2049	820	804,837
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2046	1,135	1,077,541
Lee County School Board (The), Series 2023 A, COP	4.00%	08/01/2048	40	37,308
Manatee (County of), FL, Series 2022, Ref. RB	5.25%	10/01/2047	95	102,040
Manatee (County of), FL, Series 2022, Ref. RB	4.00%	10/01/2052	520	486,686
Manatee (County of), FL, Series 2023, RB	5.25%	10/01/2048	910	982,221
Manatee (County of), FL, Series 2023, RB	5.50%	10/01/2053	1,410	1,538,337
Manatee (County of), FL, Series 2023, Ref, RB	4.00%	10/01/2053	365	337,329
Manatee (County of), FL, Series 2023, Ref. RB	4.00%	10/01/2048	10	9,444
Martin (County of), FL Health Facilities Authority, Series 2019, Ref. RB	4.00%	01/01/2046	1,230	1,135,588
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	5.00%	08/01/2042	55	55,900
Miami (City of) & Dade (County of), FL Health Facilities Authority, Series 2017, Ref. RB	4.00%	08/01/2047	815	738,323
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2017, Ref. RB	5.00%	08/01/2047	80	80,733
Miami (City of) & Dade (County of), FL Health Facilities Authority (Nicklaus Children’s Hospital), Series 2021 A, Ref. RB	4.00%	08/01/2051	1,000	887,651
Miami (City of) & Dade (County of), FL School Board (The), Series 2016, GO Bonds	5.00%	03/15/2046	120	120,182
Miami (City of) & Dade (County of), FL School Board (The), Series 2022 A, GO Bonds, (INS - BAM)(a)	5.00%	03/15/2052	975	1,002,875
Miami (City of), FL, Series 2023 A, RB	5.00%	03/01/2048	1,000	1,038,011
Miami (City of), FL, Series 2023 A, RB	5.25%	03/01/2053	525	551,021
Miami (City of), FL (Miami Forever Infrastructure Programs), Series 2024, RB	5.50%	01/01/2049	610	661,127
Miami Beach (City of), FL, Series 2015, RB	4.00%	09/01/2045	830	800,002
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,000,831
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	25	25,017
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	90	91,191
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2044	125	123,584
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	1,500	1,386,851
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2046	1,305	1,186,026
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	3.00%	11/15/2051	95	68,888
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center), Series 2021, RB	4.00%	11/15/2051	1,080	949,780
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	3.75%	07/01/2042	700	669,767
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	4.00%	07/01/2042	420	420,011
Miami-Dade (County of), FL, Series 2014 A, GO Bonds	5.00%	07/01/2043	90	90,391
Miami-Dade (County of), FL, Series 2016 A, GO Bonds	4.00%	07/01/2042	335	335,794
Miami-Dade (County of), FL, Series 2016 A, Ref. RB	5.00%	10/01/2041	120	120,892
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2044	795	768,328
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	485	395,613
Miami-Dade (County of), FL, Series 2017 A, RB	4.00%	10/01/2047	575	534,477
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2044	15	14,403
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2045	175	166,211
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2046	125	117,713
Miami-Dade (County of), FL, Series 2018, RB	4.00%	07/01/2048	345	319,120
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2044	635	613,696
Miami-Dade (County of), FL, Series 2019 B, RB	3.00%	10/01/2049	630	471,134
Miami-Dade (County of), FL, Series 2019 B, RB	4.00%	10/01/2049	2,305	2,113,194
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2043	$375	$386,040
Miami-Dade (County of), FL, Series 2019, RB	5.00%	10/01/2046	35	35,806
Miami-Dade (County of), FL, Series 2019, RB	4.00%	10/01/2048	480	444,834
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2049	440	396,470
Miami-Dade (County of), FL, Series 2020 A, RB	4.00%	07/01/2050	435	390,299
Miami-Dade (County of), FL, Series 2021 B-2, Ref. RB	4.00%	10/01/2043	590	583,760
Miami-Dade (County of), FL, Series 2021, GO Bonds	5.00%	07/01/2051	550	580,562
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2041	5	5,039
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2042	220	220,181
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2043	250	203,021
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2044	110	106,309
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2046	1,045	980,502
Miami-Dade (County of), FL, Series 2021, RB	5.00%	10/01/2046	150	156,864
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2048	715	659,499
Miami-Dade (County of), FL, Series 2021, RB	3.00%	10/01/2051	30	22,082
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	560	505,751
Miami-Dade (County of), FL, Series 2021, RB	4.00%	10/01/2051	330	291,705
Miami-Dade (County of), FL, Series 2022 A, RB	5.00%	04/01/2052	10	10,371
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2043	40	42,444
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2046	60	62,635
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2047	190	197,814
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2048	295	306,551
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2049	490	508,177
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2051	170	175,955
Miami-Dade (County of), FL, Series 2022, RB	5.00%	07/01/2052	775	807,362
Miami-Dade (County of), FL, Series 2023 A, RB	5.00%	04/01/2048	25	26,053
Miami-Dade (County of), FL, Series 2024 A, RB	5.00%	10/01/2049	50	52,707
Miami-Dade (County of), FL, Series 2024 A, RB	4.13%	10/01/2050	305	283,369
Miami-Dade (County of), FL, Series 2024 A, RB	5.25%	10/01/2054	1,350	1,438,215
Miami-Dade (County of), FL, Series 2024, RB	5.00%	04/01/2054	40	41,635
Miami-Dade (County of), FL, Series 2025 B, RB	5.25%	10/01/2055	210	221,845
Miami-Dade (County of), FL, Series 2025, Ref. RB	5.50%	06/01/2055	1,020	1,111,381
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2049	1,305	1,206,546
Miami-Dade (County of), FL, Subseries 2021 A-2, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2050	1,210	902,313
Miami-Dade (County of), FL (Building Better Communities Program), Series 2015 D, GO Bonds	5.00%	07/01/2045	600	602,058
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2015 A, Ref. RB	4.00%	04/01/2045	1,075	1,012,748
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	4.00%	04/01/2053	220	195,684
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2018 A, RB	5.00%	04/01/2053	45	45,382
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2041	60	65,984
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2042	10	10,886
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2043	20	21,525
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2045	30	31,908
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2024 A, Ref. RB	5.00%	04/01/2046	40	42,365
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2044	85	92,356
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami), Series 2025 B, Ref. RB	5.25%	04/01/2045	5	5,406
North Sumter County Utility Dependent District, Series 2021, RB, (INS - AGI)(a)	5.00%	10/01/2052	15	15,430
Okaloosa County School Board, Series 2024, COP, (INS - AGI)(a)	5.00%	10/01/2049	675	704,255
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019 A, RB	5.00%	10/01/2047	325	331,598
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2019, RB	4.00%	10/01/2049	$240	$214,369
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2022, RB	4.00%	10/01/2052	415	365,315
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,100	1,123,120
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	4.50%	10/01/2056	10	9,740
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group), Series 2025, Ref. RB	5.25%	10/01/2056	3,010	3,152,443
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	1,885	1,921,936
Orlando (City of), FL, Series 2024 A, GO Bonds	5.00%	10/01/2054	1,100	1,163,698
Orlando (City of), FL, Series 2025, RB, (INS - AGI)(a)	5.50%	11/01/2055	775	844,887
Orlando (City of), FL Utilities Commission, Series 2023 A, RB	5.00%	10/01/2048	555	580,711
Orlando (City of), FL Utilities Commission, Series 2025 A, RB	5.00%	10/01/2050	400	422,064
Osceola (County of), FL, Series 2019 A-1, Ref. RB	5.00%	10/01/2044	320	324,357
Osceola (County of), FL, Series 2020 A-1, Ref. RB	4.00%	10/01/2054	640	566,013
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	3.00%	08/15/2044	1,090	862,152
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida), Series 2019, RB	4.00%	08/15/2049	565	502,027
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2047	250	252,836
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center), Series 2022, RB	5.00%	11/01/2052	1,000	982,638
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.), Series 2019 B, RB	5.00%	05/15/2053	1,000	943,908
Pasco (City of), FL, Series 2014 B, RB	4.00%	10/01/2044	220	211,153
Pasco (City of), FL, Series 2023, RB, (INS - AGI)(a)	5.00%	09/01/2048	300	307,972
Pasco (County of), FL School Board, Series 2021 B, COP, (INS - AGI)(a)	5.00%	08/01/2046	10	10,431
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.25%	10/01/2050	750	804,163
Peace River Manasota Regional Water Supply Authority, Series 2025 A, RB	5.50%	10/01/2055	1,500	1,623,092
Polk (County of), FL, Series 2020, Ref. RB	4.00%	10/01/2043	525	519,344
Pompano Beach (City of), FL (John Knox Village), Series 2021 A, RB	4.00%	09/01/2056	85	66,716
Port St. Lucie (City of), FL, Series 2016, Ref. RB	3.25%	07/01/2045	455	379,559
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 A, Ref. RB	5.00%	03/15/2042	195	199,505
Putnam (County of), FL Development Authority (Seminole Electric Cooperative), Series 2018 B, Ref. PCR	5.00%	03/15/2042	780	792,265
Putnam County School District, Series 2023, GO Bonds, (INS - AGI)(a)	4.25%	07/01/2052	155	148,114
Putnam County School District, Series 2025, GO Bonds, (INS - AGI)(a)	5.00%	07/01/2054	1,140	1,188,901
Sarasota (County of), FL, Series 2022, RB	5.25%	10/01/2052	480	508,540
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	5.00%	07/01/2041	305	312,140
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	880	795,498
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	4.00%	07/01/2052	385	344,585
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital), Series 2022, RB	5.00%	07/01/2052	270	275,985
Seminole (County of), FL, Series 2022, Ref. RB	5.00%	10/01/2052	1,125	1,163,213
South Broward Hospital District, Series 2016 A, Ref. RB	4.00%	05/01/2044	230	214,893
South Broward Hospital District, Series 2018, RB	4.00%	05/01/2048	655	617,762
South Broward Hospital District, Series 2021 A, RB	3.00%	05/01/2051	1,120	805,636
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	965,097
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2042	455	462,519
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	4.00%	08/15/2047	320	286,715
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group), Series 2017, Ref. RB	5.00%	08/15/2047	55	55,495
St. Johns (County of), FL, Series 2022, RB	5.00%	06/01/2052	100	104,844
St. Johns County School Board, Series 2024 A, COP, (INS - AGI)(a)	5.50%	07/01/2049	525	567,307
St. Lucie (County of), FL School Board, Series 2023 A, COP, (INS - AGI)(a)	5.25%	07/01/2053	600	627,640
Tallahassee (City of), FL, Series 2024, RB	5.00%	10/01/2049	120	124,765
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.), Series 2016, RB	5.00%	12/01/2055	$795	$786,564
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 B, Ref. RB	4.00%	07/01/2042	1,000	1,000,808
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	250	252,947
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	1,250	1,266,728
Tampa (City of), FL, Series 2016 A, RB	4.00%	11/15/2046	940	851,967
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	750	751,719
Tampa (City of), FL, Series 2020 A, RB	4.00%	10/01/2048	60	58,536
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2050	200	207,508
Tampa (City of), FL, Series 2020 A, RB	5.00%	10/01/2054	25	25,868
Tampa (City of), FL, Series 2020, Ref. RB	4.00%	04/01/2050	385	351,859
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2047	10	10,738
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2049	600	641,866
Tampa (City of), FL, Series 2024, RB	5.00%	10/01/2054	485	511,986
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2047	55	58,261
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.00%	10/01/2052	525	552,318
Tampa (City of), FL (Green Bonds), Series 2022 A, RB	5.25%	10/01/2057	15	15,890
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	550	508,051
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	750	760,342
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.00%	10/01/2049	500	527,287
Tampa Bay (City of), FL Water, Series 2024 A, RB	5.25%	10/01/2054	30	32,103
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.25%	10/01/2047	1,795	1,912,720
Tampa Bay (City of), FL Water (Green Bonds), Series 2022, RB	5.00%	10/01/2052	1,525	1,589,588
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University), Series 2020, Ref. RB	5.00%	10/15/2049	360	368,075
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2046	20	20,789
Wildwood (City of), FL Utility Dependent District (South Sumter Utility), Series 2021, RB, (INS - BAM)(a)	5.00%	10/01/2052	1,140	1,165,012
Wildwood Utility Dependent District, Series 2023, RB, (INS - AGI)(a)	5.50%	10/01/2053	25	26,856
				139,376,320
Georgia-1.69%
Albany-Dougherty (County of), GA Hospital Authority, Series 2012, RB	4.00%	12/01/2042	545	516,939
Atlanta (City of), GA, Series 2018 B, RB	3.50%	11/01/2043	205	183,019
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	2,750	2,784,723
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2041	500	542,448
Atlanta (City of), GA (Social Bonds), Series 2022 A-1, GO Bonds	5.00%	12/01/2042	505	543,114
Atlanta (City of), GA Department of Aviation, Series 2022 A, RB	4.00%	07/01/2052	100	93,627
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2048	250	262,692
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2023 B-1, RB	5.00%	07/01/2053	1,050	1,095,104
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2049	430	453,431
Atlanta (City of), GA Department of Aviation (Green Bonds), Series 2024 A-1, RB	5.00%	07/01/2054	410	429,829
Augusta (City of), GA, Series 2012, Ref. RB, (INS - AGI)(a)	3.50%	10/01/2042	1,280	1,139,295
Augusta (City of), GA (Wellstar Health System, Inc.), Series 2023, Ref. RB, (INS - AGI)(a)	5.13%	04/01/2053	10	10,423
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2044	1,700	1,644,672
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	3.00%	07/01/2046	890	712,384
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.), Series 2019 A, RB	4.00%	07/01/2049	1,040	949,406
Brookhaven (City of), GA Urban Redevelopment Agency, Series 2023 A, RB	4.00%	07/01/2053	125	121,356
Burke (County of), GA Development Authority (The) (Georgia Transmission Corp. Vogtle), Series 2012, Ref. RB	2.75%	01/01/2052	2,000	1,287,797
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	645	609,366
Burke (County of), GA Development Authority (The) (Oglethorpe Power Corp.), Series 2017, Ref. RB	4.13%	11/01/2045	110	103,923
Carroll City-County Hospital Authority, Series 2025, Ref. RB	5.00%	07/01/2050	45	47,202
Clarke (County of), GA Hospital Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	25	25,078
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017 A, Ref. RAC	5.00%	04/01/2042	50	50,523
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2017, Ref. RAC	5.00%	04/01/2047	$200	$201,102
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	445	452,409
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2022, RAC	4.00%	04/01/2052	1,740	1,534,817
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2025, RB	5.50%	10/01/2050	1,200	1,317,491
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RAC	5.13%	04/01/2048	80	83,376
Columbia (City of), GA (Wellstar Health System, Inc.), Series 2023, RB	5.13%	04/01/2053	10	10,328
Coweta (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2020, Ref. RB	5.00%	07/01/2044	95	97,498
Coweta County Water & Sewage Authority, Series 2024, RB	5.00%	06/01/2054	75	78,492
Coweta County Water & Sewage Authority, Series 2024, RB	4.25%	06/01/2057	450	437,118
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System), Series 2017, RB	4.00%	08/15/2048	550	504,278
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2041	320	346,983
DeKalb (County of), GA, Series 2022, Ref. RB	5.00%	10/01/2052	370	383,859
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2050	300	316,479
DeKalb (County of), GA, Series 2025 A, RB	5.00%	10/01/2055	1,000	1,050,213
Forsyth (County of), GA, Series 2019, Ref. RB	3.00%	04/01/2049	70	53,676
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2042	500	372,667
Fulton (County of), GA, Series 2020 A, RB	2.25%	01/01/2043	130	94,685
Fulton (County of), GA, Series 2020 A, RB	2.38%	01/01/2044	10	7,183
Fulton (County of), GA, Series 2020 A, RB	3.00%	01/01/2045	25	19,723
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2017, RB	5.00%	04/01/2047	50	50,275
Fulton (County of), GA Development Authority (Curran Street Residence Hall), Series 2024, RB	5.00%	06/15/2056	25	26,005
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	3.63%	07/01/2041	725	681,818
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2016 A, Ref. RB	5.00%	07/01/2046	10	10,031
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	3.00%	07/01/2044	670	528,502
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.), Series 2019, RB	4.00%	07/01/2049	715	642,260
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center), Series 2019, Ref. RB	5.00%	03/15/2044	10	10,139
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2017, RAC	5.00%	04/01/2042	425	429,450
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,065	956,530
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 A, Ref. RB	5.00%	02/15/2042	50	50,525
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	200	204,597
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017, Ref. RB	4.00%	02/15/2042	150	144,914
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	4.00%	02/15/2045	1,345	1,261,199
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2020, Ref. RB	3.00%	02/15/2047	60	45,963
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	2.50%	02/15/2051	1,000	644,049
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	3.00%	02/15/2051	1,030	755,518
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2021 A, RB	4.00%	02/15/2051	1,000	884,555
George L Smith II Congress Center Authority (Convention Center Hotel), Series 2021, RB	4.00%	01/01/2054	1,375	1,155,927
Georgia (State of), Series 2021 A, Ref. GO Bonds	3.00%	07/01/2041	100	88,711
Georgia (State of) Municipal Electric Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.13%	01/01/2049	790	758,054
Georgia (State of) Municipal Electric Authority, Series 2019, RB, (INS - AGI)(a)	4.00%	01/01/2044	500	478,431
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2015, RB	5.00%	07/01/2060	370	369,977
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	55	49,857
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	4.00%	01/01/2049	380	340,503
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, RB	5.00%	01/01/2059	650	650,140
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2019, Ref. RB	5.00%	01/01/2049	250	250,555
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	165	166,269
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia-(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2021 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2062	$350	$352,693
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	4.50%	07/01/2063	1,010	988,583
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	250	254,476
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 A, RB, (INS - AGI)(a)	5.00%	07/01/2064	1,000	1,016,098
Georgia (State of) Municipal Electric Authority (Project One), Series 2024 B, Ref. RB, (INS - BAM)(a)	5.25%	01/01/2054	50	52,553
Georgia (State of) Ports Authority, Series 2021, RB	3.00%	07/01/2046	135	104,140
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2046	50	48,502
Georgia (State of) Ports Authority, Series 2021, RB	2.63%	07/01/2051	5	3,427
Georgia (State of) Ports Authority, Series 2021, RB	4.00%	07/01/2051	935	883,489
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2042	140	150,345
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2047	1,155	1,113,710
Georgia (State of) Ports Authority, Series 2022, RB	5.00%	07/01/2047	110	115,305
Georgia (State of) Ports Authority, Series 2022, RB	4.00%	07/01/2052	2,000	1,875,516
Georgia (State of) Ports Authority, Series 2022, RB	5.25%	07/01/2052	1,015	1,075,154
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	2,966,698
Griffin (City of), GA, Series 2025, RB, (INS - BAM)(a)	5.00%	01/01/2056	250	261,288
Griffin-Spalding County Hospital Authority, Series 2017, RAC	4.00%	04/01/2042	440	426,121
Griffin-Spalding County Hospital Authority, Series 2017, RAC	3.75%	04/01/2047	1,555	1,322,160
Jefferson Public Building Authority, Series 2025, RB	4.50%	02/01/2055	925	928,454
Macon Water Authority, Series 2024, RB	5.00%	10/01/2054	295	309,824
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2043	800	815,101
Main Street Natural Gas, Inc., Series 2019 A, RB	5.00%	05/15/2049	1,965	2,068,781
Metropolitan Atlanta Rapid Transit Authority, Series 2020 A, RB	3.00%	07/01/2047	120	90,962
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.25%	07/01/2050	290	314,173
Metropolitan Atlanta Rapid Transit Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2055	810	857,910
Paulding (County of), GA, Series 2016, Ref. RB	3.00%	12/01/2048	500	377,175
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	4.00%	10/01/2046	525	482,258
Private Colleges & Universities Authority (Emory University), Series 2016 A, Ref. RB	5.00%	10/01/2046	610	611,580
Private Colleges & Universities Authority (Emory University), Series 2020 B, Ref. RB	4.00%	09/01/2041	10	9,950
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2043	60	66,748
Private Colleges & Universities Authority (Emory University), Series 2025 A, Ref. RB	5.25%	09/01/2045	30	32,966
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	25	24,890
Private Colleges & Universities Authority (Mercer University), Series 2021, Ref. RB	4.00%	10/01/2050	95	85,628
Private Colleges & Universities Authority (The Savannah College of Art and Design), Series 2021, RB	4.00%	04/01/2044	840	804,869
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2049	235	247,014
Rockdale (County of), GA Public Facilities Authority, Series 2024, RB	5.00%	01/01/2054	1,025	1,071,443
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System), Series 2019 A, Ref. RB	4.00%	07/01/2043	490	465,635
Savannah Georgia Convention Center Authority, Series 2025, RB	5.25%	06/01/2061	400	401,211
Valdosta & Lowndes County Hospital Authority, Series 2024, RB	5.00%	10/01/2054	115	120,349
Valdosta (City of) & Lowndes (County of), GA Hospital Authority (South Georgia Medical Center), Series 2024, RB	4.13%	10/01/2049	555	540,123
Walton Industrial Building Authority, Series 2021, RB	4.00%	02/01/2052	30	28,281
				56,369,065
Guam-0.00%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	40	40,342
Hawaii-0.19%
Hawaii (State of) Department of Budget & Finance (The Queen’s Health System), Series 2025, Ref. RB	5.00%	07/01/2043	5	5,376
Honolulu (City & County of), HI, Series 2018 A, RB	4.00%	07/01/2042	795	792,351
Honolulu (City & County of), HI, Series 2018 A, RB	5.00%	07/01/2047	250	254,461
Honolulu (City & County of), HI, Series 2019 A, RB	5.00%	07/01/2049	1,200	1,234,992
Honolulu (City & County of), HI (Green Bonds), First Series 2024, RB	5.25%	07/01/2054	1,000	1,078,346
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Honolulu (City & County of), HI (Green Bonds), Series 2019 A, RB	4.00%	07/01/2044	$5	$4,856
Honolulu (City & County of), HI (Green Bonds), Series 2022 A, RB	4.13%	07/01/2047	3,000	2,897,856
				6,268,238
Idaho-0.17%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2046	175	159,680
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	3.00%	03/01/2051	65	45,777
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2021, Ref. RB	4.00%	03/01/2051	65	57,767
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2025, Ref. RB	4.38%	03/01/2053	90	86,304
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem), Series 2025, Ref. RB	5.25%	03/01/2050	265	281,858
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	80	73,486
Idaho (State of) Health Facilities Authority (Trinity Health Credit Group), Series 2019, RB	4.00%	12/01/2043	25	23,990
Idaho (State of) Housing & Finance Association, Series 2022, RB	5.00%	08/15/2047	1,910	2,007,307
Idaho (State of) Housing & Finance Association, Series 2023 A, RB	5.25%	08/15/2048	600	644,621
Idaho (State of) Housing & Finance Association, Series 2024, RB	5.00%	08/15/2048	1,225	1,300,991
Idaho (State of) Housing & Finance Association, Series 2024, RB	4.00%	08/15/2049	670	627,824
Idaho (State of) Housing & Finance Association, Series 2025 A, RB	5.00%	08/15/2049	440	468,312
				5,777,917
Illinois-3.54%
Chicago (City of), IL, Series 2017 A, RB	5.00%	01/01/2047	250	251,660
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	5.25%	01/01/2042	200	202,595
Chicago (City of), IL, Series 2017 A, RB, (INS - AGI)(a)	4.00%	01/01/2052	210	187,065
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	1,909,452
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,482,008
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2048	405	422,197
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2048	1,035	1,086,212
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2053	500	524,172
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	11/01/2053	25	26,029
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.25%	01/01/2058	75	78,434
Chicago (City of), IL, Series 2023 A, RB, (INS - AGI)(a)	5.50%	11/01/2062	1,200	1,275,752
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2042	250	248,603
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2043	1,090	1,067,107
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2044	1,200	1,157,756
Chicago (City of), IL, Series 2024 A, GO Bonds	5.00%	01/01/2045	1,000	957,046
Chicago (City of), IL, Series 2024 A, GO Bonds	5.25%	01/01/2045	30	29,600
Chicago (City of), IL, Series 2025 A, GO Bonds	6.00%	01/01/2050	1,440	1,513,350
Chicago (City of), IL, Series 2025 G, GO Bonds	5.50%	01/01/2041	600	625,154
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2041	225	229,752
Chicago (City of), IL (Chicago Works), Series 2023 A, GO Bonds	5.50%	01/01/2043	250	252,839
Chicago (City of), IL (O’Hare International Airport), Series 2016 B, Ref. RB	5.00%	01/01/2041	1,000	1,000,569
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2047	930	935,369
Chicago (City of), IL (O’Hare International Airport), Series 2017 D, RB	5.00%	01/01/2052	345	346,214
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2042	205	205,008
Chicago (City of), IL (O’Hare International Airport), Series 2017 F, RB, (INS - BAM)(a)	4.25%	01/01/2047	260	251,042
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	4.00%	01/01/2044	1,005	937,725
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2048	1,040	1,056,858
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB	5.00%	01/01/2053	715	721,698
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	1,005	905,100
Chicago (City of), IL (O’Hare International Airport), Series 2022, RB	4.50%	01/01/2056	750	720,206
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.00%	01/01/2048	950	994,939
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.25%	01/01/2053	1,180	1,245,191
Chicago (City of), IL (O’Hare International Airport), Series 2024 B, RB	5.50%	01/01/2059	215	231,096
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,020,287
Chicago (City of), IL Board of Education, Series 2023, RB	5.00%	04/01/2045	100	100,382
Chicago (City of), IL Board of Education, Series 2023, RB	5.75%	04/01/2048	2,000	2,108,127
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2041	320	351,950
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2042	365	397,150
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	$270	$290,992
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2026	270	270,488
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2050	200	209,368
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2055	15	15,611
Chicago (City of), IL Transit Authority, Series 2017, RB	5.00%	12/01/2046	220	220,959
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGI)(a)	5.00%	12/01/2051	1,000	1,005,135
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	5.00%	12/01/2045	830	854,084
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2050	150	136,517
Chicago (City of), IL Transit Authority, Series 2020 A, Ref. RB	4.00%	12/01/2055	1,810	1,615,544
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	4.00%	12/01/2049	1,950	1,768,951
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2052	625	637,345
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB	5.00%	12/01/2057	815	828,540
Chicago (City of), IL Transit Authority, Series 2022 A, Ref. RB, (INS - BAM)(a)	5.00%	12/01/2046	380	396,604
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2041	405	435,475
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2042	315	334,610
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2043	435	457,380
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2044	490	511,778
Chicago (City of), IL Transit Authority, Series 2024 A, Ref. RB	5.00%	12/01/2049	2,520	2,600,044
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2040	120	119,166
Cook (County of), IL, Series 2021 A, Ref. RB	4.00%	11/15/2041	185	181,739
Cook (County of), IL, Series 2022 A, Ref. RB	5.25%	11/15/2045	225	239,375
Cook (County of), IL, Series 2024, Ref. RB	5.00%	11/15/2042	210	223,837
Cook County Community College District No. 508, Series 2017, GO Bonds, (INS - BAM)(a)	5.00%	12/01/2047	130	130,651
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	1,595	1,213,923
DuPage & Cook Counties Community Unit School District No. 205 Elmhurst, Series 2022, GO Bonds	4.00%	09/15/2042	105	103,403
Illinois (State of), Series 2016, GO Bonds	5.00%	01/01/2041	500	500,311
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2041	65	62,557
Illinois (State of), Series 2017 A, GO Bonds	4.25%	12/01/2040	10	9,886
Illinois (State of), Series 2017 A, GO Bonds	4.50%	12/01/2041	10	10,004
Illinois (State of), Series 2019 B, GO Bonds	4.00%	11/01/2041	95	90,301
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2040	10	9,634
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2042	175	164,192
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2043	35	32,416
Illinois (State of), Series 2019 C, GO Bonds	4.00%	11/01/2044	65	59,682
Illinois (State of), Series 2020 C, GO Bonds	4.00%	10/01/2042	50	46,982
Illinois (State of), Series 2020 C, GO Bonds	4.25%	10/01/2045	695	659,304
Illinois (State of), Series 2020 C, Ref. GO Bonds	4.00%	10/01/2041	445	423,557
Illinois (State of), Series 2020, GO Bonds	5.75%	05/01/2045	1,990	2,097,447
Illinois (State of), Series 2021 A, GO Bonds	4.00%	03/01/2041	105	100,307
Illinois (State of), Series 2021 A, GO Bonds	5.00%	03/01/2046	1,430	1,459,822
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2042	2,470	2,661,732
Illinois (State of), Series 2022 A, GO Bonds	5.50%	03/01/2047	1,500	1,577,413
Illinois (State of), Series 2022 C, GO Bonds	5.50%	10/01/2045	500	530,645
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2046	15	15,576
Illinois (State of), Series 2022 C, GO Bonds	5.25%	10/01/2047	30	31,064
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2041	370	394,740
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2042	250	264,898
Illinois (State of), Series 2023 B, GO Bonds	5.25%	05/01/2043	205	215,771
Illinois (State of), Series 2023 B, GO Bonds	5.50%	05/01/2047	1,750	1,841,704
Illinois (State of), Series 2023 B, GO Bonds	4.50%	05/01/2048	65	62,325
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2044	65	67,326
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2045	1,025	1,057,029
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2046	45	46,193
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2047	250	255,874
Illinois (State of), Series 2023 C, GO Bonds	5.00%	12/01/2048	185	188,851
Illinois (State of), Series 2024 B, GO Bonds	5.00%	05/01/2041	160	170,681
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2042	650	698,857
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2043	365	389,164
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2044	495	524,028
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2024 B, GO Bonds	4.25%	05/01/2046	$75	$70,889
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2047	110	114,562
Illinois (State of), Series 2024 B, GO Bonds	5.25%	05/01/2048	450	466,975
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2041	110	104,699
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2043	40	37,098
Illinois (State of), Series 2024 C, GO Bonds	4.00%	10/01/2048	1,055	936,209
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2042	210	223,910
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2043	595	628,655
Illinois (State of), Series 2024 C, RB	5.00%	06/15/2044	95	99,593
Illinois (State of), Series 2025 E, GO Bonds	5.00%	09/01/2044	510	530,513
Illinois (State of), Series 2025 F, GO Bonds	5.25%	09/01/2047	500	519,376
Illinois (State of), Series 2025, RB	5.00%	06/15/2042	295	316,419
Illinois (State of), Series 2025, RB	5.00%	06/15/2043	135	143,366
Illinois (State of), Series 2025, RB	5.00%	06/15/2044	100	105,295
Illinois (State of), Series 2025, RB	5.00%	06/15/2045	15	15,726
Illinois (State of) Finance Authority (Ascension Health), Series 2016 C, Ref. RB	5.00%	02/15/2041	520	526,338
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2016 A, Ref. RB(c)(d)	5.00%	02/17/2026	50	50,263
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2041	640	616,319
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	3.00%	08/15/2048	1,015	790,878
Illinois (State of) Finance Authority (Carle Foundation (The)), Series 2021 A, Ref. RB	4.00%	08/15/2048	1,400	1,256,246
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2042	30	32,910
Illinois (State of) Finance Authority (Green Bonds), Series 2025 A, RB	5.00%	07/01/2043	35	37,982
Illinois (State of) Finance Authority (Mercy Health Corp.), Series 2016, Ref. RB	5.00%	12/01/2046	1,090	1,092,135
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2017, Ref. RB	5.00%	07/15/2042	1,060	1,083,850
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2047	795	811,662
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group), Series 2022 A, Ref. RB	5.00%	08/15/2051	800	808,407
Illinois (State of) Finance Authority (Northshore University Health System), Series 2020, Ref. RB	3.25%	08/15/2049	20	15,957
Illinois (State of) Finance Authority (Northwestern Memorial Healthcare), Series 2017, Ref. RB	4.00%	07/15/2047	1,030	933,842
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2015 A, Ref. RB	5.00%	11/15/2045	1,050	1,050,287
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	1,345	962,247
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	4.00%	05/15/2050	2,325	2,023,654
Illinois (State of) Finance Authority (Southern Illinois Healthcare), Series 2017, RB	5.00%	03/01/2047	25	25,139
Illinois (State of) Finance Authority (The University of Chicago), Series 2018 A, RB	5.00%	10/01/2048	550	554,596
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2048	590	625,161
Illinois (State of) Finance Authority (The University of Chicago), Series 2023 A, RB	5.25%	05/15/2054	295	310,524
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2016 B, Ref. RB	4.00%	08/15/2041	390	377,919
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2020 A, RB	4.00%	04/01/2050	330	299,398
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2047	725	745,667
Illinois (State of) Finance Authority (University of Chicago Medical), Series 2022 A, RB	5.00%	08/15/2052	905	922,150
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,535	1,343,878
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,248,623
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2015 A, RB	5.00%	06/15/2053	10	9,884
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2042	1,005	1,024,076
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	4.00%	06/15/2050	615	528,663
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, Ref. RB	5.00%	06/15/2050	2,975	2,962,772
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2042	2,040	1,911,738
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	12/15/2047	1,075	943,546
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2022, Ref. RB	4.00%	06/15/2052	1,860	1,581,183
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2024, Ref. RB	5.00%	06/15/2053	230	227,130
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of) Regional Transportation Authority, Series 2016 A, RB	4.00%	06/01/2046	$230	$211,475
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	175	175,912
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	2,105	2,152,149
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2041	110	114,606
Illinois (State of) Toll Highway Authority, Series 2019 A, RB	5.00%	01/01/2044	900	927,170
Illinois (State of) Toll Highway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	780	742,859
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2041	500	528,439
Illinois (State of) Toll Highway Authority, Series 2020 A, RB	5.00%	01/01/2045	2,700	2,801,253
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2041	85	91,017
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2042	195	191,611
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2043	750	791,510
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	4.00%	01/01/2046	1,610	1,496,424
Illinois (State of) Toll Highway Authority, Series 2021 A, RB	5.00%	01/01/2046	1,325	1,376,966
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2042	540	582,705
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2043	1,015	1,100,953
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.00%	01/01/2044	1,265	1,341,503
Illinois (State of) Toll Highway Authority, Series 2023 A, RB	5.25%	01/01/2045	2,055	2,205,846
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	12/01/2041	930	930,024
Northern Illinois Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	12/01/2041	100	100,774
Rosemont (Village of), IL, Series 2017 A, GO Bonds, (INS - AGI)(a)	5.00%	12/01/2046	1,100	1,101,257
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	4.00%	01/01/2048	1,375	1,240,484
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2048	125	125,804
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.00%	01/01/2043	600	610,521
Sales Tax Securitization Corp., Series 2018 C, Ref. RB	5.25%	01/01/2043	635	650,666
Sales Tax Securitization Corp. (Social Bonds), Series 2023, Ref. RB	5.00%	01/01/2044	60	61,162
Sangamon (County of), IL (Waterworks System Alternative Revenue Source), Series 2019 A, Ref. GO Bonds	4.00%	01/01/2049	1,015	908,987
Sangamon (County of), IL School District No. 186 (Springfield), Series 2023, GO Bonds, (INS - AGI)(a)	4.50%	06/01/2063	750	744,725
Schaumburg (Village of), IL, Series 2013 A, Ref. GO Bonds	4.00%	12/01/2041	360	360,036
Southwestern Illinois Development Authority (Southwestern Illinois Prevention District Council), Series 2016 B, RB	4.00%	10/15/2040	285	285,009
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2043	980	939,097
University of Illinois, Series 2018 A, Ref. RB, (INS - AGI)(a)	4.13%	04/01/2048	690	644,517
Will (County of), IL, Series 2019, GO Bonds	4.00%	11/15/2047	885	817,898
				117,979,154
Indiana-0.89%
Allen County Building Corp., Series 2024, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	07/15/2044	395	383,522
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.63%	07/15/2053	750	828,907
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	07/15/2058	250	278,072
Fishers Town Hall Building Corp., Series 2023 A, RB, (INS - BAM)(a)	5.75%	01/15/2063	1,750	1,946,502
Illinois (State of) Finance Authority (Green Bonds) (Clean Water Initiative), Series 2016, RB	5.00%	10/01/2041	205	206,868
Indiana (State of) Finance Authority, Series 2020 A, RB	4.00%	07/01/2050	10	9,087
Indiana (State of) Finance Authority, Series 2021, Ref. RB	3.00%	10/01/2041	50	43,499
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	4.25%	01/01/2047	265	254,208
Indiana (State of) Finance Authority, Series 2022, RB, (INS - AGI)(a)	5.00%	01/01/2052	10	10,162
Indiana (State of) Finance Authority, Series 2022, Ref. RB	5.25%	09/01/2057	525	508,473
Indiana (State of) Finance Authority, Series 2024 A, RB	5.00%	11/01/2054	500	509,321
Indiana (State of) Finance Authority, Series 2024, Ref. RB	4.25%	03/01/2049	250	234,366
Indiana (State of) Finance Authority, Series 2025 C, Ref. RB	5.25%	10/01/2045	15	16,290
Indiana (State of) Finance Authority (Baptist Healthcare System Obligated Group), Series 2017, RB	5.00%	08/15/2051	5	5,045
Indiana (State of) Finance Authority (CWA Authority), Series 2012 A, RB	4.00%	10/01/2042	35	33,695
Indiana (State of) Finance Authority (CWA Authority), Series 2014 A, RB	4.25%	10/01/2044	150	144,826
Indiana (State of) Finance Authority (CWA Authority) (Green Bonds), Series 2016 A, RB	5.00%	10/01/2046	205	205,581
Indiana (State of) Finance Authority (Deaconess Health System Obligated Group), Series 2016 A, RB	3.13%	03/01/2044	60	47,463
Indiana (State of) Finance Authority (Franciscan Alliance, Inc.), Series 2016 A, RB	4.00%	11/01/2051	2,080	1,880,871
Indiana (State of) Finance Authority (Green Bonds), Series 2022 B, RB	5.25%	10/01/2047	1,410	1,482,421
Indiana (State of) Finance Authority (Green Bonds), Series 2022, RB	5.25%	10/01/2052	230	239,251
Indiana (State of) Finance Authority (Hendricks Regional Health), Series 2024, Ref. RB	5.25%	03/01/2054	2,015	2,095,296
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2015 A, Ref. RB	4.00%	12/01/2040	$1,000	$999,973
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2019 A, RB	4.00%	12/01/2049	1,000	901,803
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2041	265	287,024
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2042	175	187,508
Indiana (State of) Finance Authority (Indiana University Health Obligated Group), Series 2023 A, RB	5.00%	10/01/2053	1,480	1,523,645
Indiana (State of) Finance Authority (Parkview Health), Series 2018 A, RB	4.00%	11/01/2048	10	8,935
Indiana (State of) Finance Authority (Tippecanoe LLC-Student HSG), Series 2023, RB	5.00%	06/01/2053	290	288,333
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006 B-2, Ref. RB	4.00%	11/15/2046	15	13,878
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	4.00%	11/15/2046	5	4,626
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,008,613
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	4.00%	01/01/2042	295	295,267
Indiana (State of) Municipal Power Agency, Series 2016 A, Ref. RB	5.00%	01/01/2042	740	744,832
Indiana (State of) Municipal Power Agency, Series 2017 A, Ref. RB	5.00%	01/01/2042	240	246,626
Indiana (State of) Municipal Power Agency, Series 2025 A, Ref. RB, (INS - AGI)(a)	5.00%	01/01/2043	1,285	1,382,583
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	4.00%	02/01/2044	30	29,196
Indianapolis Local Public Improvement Bond Bank, Series 2019 A, RB	3.84%	02/01/2054	280	259,549
Indianapolis Local Public Improvement Bond Bank, Series 2022 B, Ref. RB	4.00%	02/01/2047	20	19,023
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	6.00%	02/01/2048	20	22,390
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB	4.13%	02/01/2052	20	18,884
Indianapolis Local Public Improvement Bond Bank, Series 2023, RB, (INS - BAM)(a)	5.00%	03/01/2053	75	77,298
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB	5.25%	01/01/2055	40	42,217
Indianapolis Local Public Improvement Bond Bank (Circle City Forward Phase II), Series 2023, RB	5.25%	02/01/2048	970	1,030,207
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	1,000	1,026,894
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	1,500	1,530,028
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2054	90	91,440
Merrillville Multi School Building Corp., Series 2022, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	01/15/2042	120	128,968
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,335	1,335,843
Northern Indiana Commuter Transportation District, Series 2024, RB	5.25%	01/01/2049	285	304,132
Northern Indiana Commuter Transportation District, Series 2024, RB	5.00%	01/01/2054	760	795,091
St. Joseph (County of), IN Hospital Authority (Beacon Health System Obligated Group), Series 2013 C, Ref. RB	4.00%	08/15/2044	555	527,326
Westfield-Washington Multi-School Building Corp., Series 2024 A, RB, (INS - BAM)(a)	5.25%	07/15/2043	1,020	1,113,370
				29,609,228
Iowa-0.12%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2022 B, RB	3.00%	09/01/2056	175	129,174
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics), Series 2025, RB	4.50%	09/01/2048	500	501,254
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	100	100,002
Iowa (State of) Finance Authority (Lifespace Communities, Inc.), Series 2018 A, RB	5.00%	05/15/2048	1,030	983,618
Iowa (State of) Finance Authority (Unitypoint Health), Series 2016 E, Ref. RB	4.00%	08/15/2046	830	772,425
Iowa (State of) Higher Education Loan Authority (Des Moines University), Series 2020, RB	4.00%	10/01/2045	60	52,960
Iowa (State of) Higher Education Loan Authority (DES Moines University), Series 2020, RB	4.00%	10/01/2050	45	38,301
Iowa (State of) Higher Education Loan Authority (Grinnell College), Series 2017, RB	5.00%	12/01/2046	520	522,357
Iowa (State of) Higher Education Loan Authority (University of Dubuque), Series 2025, RB	6.00%	10/01/2055	1,000	1,056,226
				4,156,317
Kansas-0.12%
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2042	525	554,239
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	5.00%	09/01/2047	265	273,886
Ellis County Unified School District No. 489 Hays, Series 2022 B, Ref. GO Bonds, (INS - AGI)(a)	4.00%	09/01/2052	200	185,428
Johnson County Unified School District No. 512 Shawnee Mission, Series 2021 A, Ref. GO Bonds	3.00%	10/01/2041	40	35,444
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2042	15	15,120
Johnson County Unified School District No. 512 Shawnee Mission, Series 2023 A, GO Bonds	4.00%	10/01/2043	5	4,991
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2041	15	16,640
Kansas (State of) Department of Transportation, Series 2025 A, Ref. RB	5.00%	09/01/2044	10	10,795
Kansas (State of) Development Finance Authority, Series 2025, RB	4.50%	09/01/2054	500	502,889
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas-(continued)
University of Kansas Hospital Authority, Series 2017, Ref. RB	4.00%	03/01/2042	$100	$97,866
University of Kansas Hospital Authority (KS Health System), Series 2017 A, Ref. RB	5.00%	03/01/2047	25	25,148
University of Kansas Hospital Authority (KS Health System), Series 2019 A, RB	5.00%	09/01/2048	740	749,364
University of Kansas Hospital Authority (KU Health System), Series 2015, Ref. RB	5.00%	09/01/2045	225	225,068
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	250	250,070
Wyandotte County Unified School District No. 500, Series 2025, GO Bonds, (INS - BAM)(a)	5.25%	09/01/2055	1,000	1,056,704
				4,003,652
Kentucky-0.62%
Kentucky (Commonwealth of), Series 2018, COP	4.00%	04/15/2048	350	332,065
Kentucky (Commonwealth of) Economic Development Finance Authority, Series 2019 A, Ref. RB	5.00%	08/01/2044	55	55,546
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2041	475	484,722
Kentucky (Commonwealth of) Economic Development Finance Authority (Baptist Healthcare System), Series 2017 B, RB	5.00%	08/15/2046	250	252,913
Kentucky (Commonwealth of) Economic Development Finance Authority (Commonspirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	10	10,000
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	1,390	1,407,280
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2041	1,455	1,448,617
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	5.00%	01/01/2045	1,000	1,000,270
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.25%	06/01/2041	1,000	1,009,515
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB	5.00%	06/01/2045	30	30,045
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.), Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2045	300	283,624
Kentucky (Commonwealth of) Municipal Energy Agency, Series 2015 A, Ref. RB, (INS - NATL)(a)	5.00%	09/01/2042	5	5,002
Kentucky (Commonwealth of) Municipal Energy Agency (Energy Center I), Series 2025, RB, (INS - AGI)(a)	5.00%	01/01/2050	1,000	1,037,723
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State), Series 2019 A, Ref. RB	4.00%	09/01/2045	15	13,277
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2041	1,015	1,115,503
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2042	660	718,743
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2043	535	582,159
Kentucky (Commonwealth of) Property & Building Commission (No. 131), Series 2024 A, RB	5.00%	10/01/2044	190	204,941
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2042	55	59,991
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2043	65	70,416
Kentucky (Commonwealth of) Property & Building Commission (No. 132), Series 2025 A, RB	5.00%	04/01/2044	80	86,521
Kentucky Bond Development Corp., Series 2018, RB	4.00%	09/01/2048	2,225	2,092,687
Kentucky Bond Development Corp. (Kentucky Communications Network Authority), Series 2019, RB, (INS - BAM)(a)	5.00%	09/01/2049	200	205,219
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.), Series 2023 A, Ref. RB	5.00%	10/01/2041	60	64,607
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB	5.00%	05/15/2052	730	724,277
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (UOFL Health), Series 2022 A, RB, (INS - AGI)(a)	5.00%	05/15/2047	1,270	1,300,190
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2016 A, RB	3.00%	05/15/2046	1,510	1,210,131
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2017 A, RB	4.00%	05/15/2048	50	47,356
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2020 A, RB	3.00%	10/01/2043	210	167,597
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2051	700	729,390
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2014 A, RB	4.00%	05/15/2045	10	9,609
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2023 C, Ref. RB	5.00%	05/15/2053	515	535,933
Louisville (City of) & Jefferson (County of), KY Sewer District, Series 2025 A, Ref. RB	5.00%	05/15/2055	360	376,982
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB	3.13%	06/01/2041	955	830,487
Louisville (City of) & Jefferson (County of), KY Visitors and Convention Commission, Series 2016, RB, (INS - AGI)(a)	3.13%	06/01/2046	1,660	1,301,111
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	5.00%	09/01/2041	45	48,289
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Scott County School District Finance Corp., Series 2022, RB, (INS - BAM)(a)	4.00%	09/01/2045	$240	$233,275
University of Kentucky, Series 2014 A, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2044	315	304,148
University of Kentucky (UK Healthcare Cancer Center Parking), Series 2024, RB	4.13%	10/01/2054	140	130,508
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2049	25	26,256
Warren (County of), KY (Bowling Green - Warren County Community Hospital Corp.), Series 2024, RB	5.25%	04/01/2054	35	36,577
				20,583,502
Louisiana-0.58%
East Baton Rouge (Parish of), LA Sewerage Commission, Series 2019 A, Ref. RB	4.00%	02/01/2045	510	496,317
Jefferson (Parish of), LA Sales Tax District, Series 2017 B, RB, (INS - AGI)(a)	5.00%	12/01/2042	1,800	1,834,803
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2042	155	151,914
Lafayette (City of), LA, Series 2024, RB, (INS - AGI)(a)	5.00%	11/01/2046	140	147,413
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2048	25	23,620
Lafayette (Parish of), LA School Board, Series 2023, RB	4.00%	04/01/2053	275	253,928
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2044	15	16,366
Louisiana (State of), Series 2025 B, GO Bonds	5.00%	06/01/2045	20	21,710
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGI)(a)	5.00%	10/01/2048	1,500	1,506,924
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017, Ref. RB	4.00%	10/01/2041	130	125,708
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	4.00%	06/01/2045	90	82,385
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2015, RB	5.00%	06/01/2045	30	30,411
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	3.00%	06/01/2050	1,335	960,606
Louisiana (State of) Public Facilities Authority (Louisiana State University), Series 2025, RB, (INS - AGI)(a)	5.25%	07/01/2065	400	417,768
Louisiana (State of) Public Facilities Authority (Loyola University Maryland, Inc.), Series 2023, RB	5.25%	10/01/2048	220	220,908
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2015, Ref. RB	5.00%	05/15/2047	195	195,051
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2016, Ref. RB	5.00%	05/15/2047	75	75,139
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	4.00%	05/15/2042	275	265,792
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2042	435	439,368
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2017, Ref. RB	5.00%	05/15/2046	10	10,053
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	3.00%	05/15/2047	2,800	2,138,571
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2020, Ref. RB	4.00%	05/15/2049	2,635	2,410,411
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.25%	05/15/2055	50	52,471
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2046	490	490,624
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2051	10	10,005
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	4.00%	01/01/2056	135	118,106
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway), Series 2016, RB	5.00%	07/01/2056	5	5,002
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	5.00%	04/01/2045	395	406,385
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2020, Ref. RB	4.00%	04/01/2050	80	71,529
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023 A, Ref. RB	5.00%	10/15/2048	1,025	1,061,241
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana), Series 2023, Ref. RB	5.00%	10/15/2052	440	452,647
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.00%	07/01/2048	865	889,702
Louisiana Stadium & Exposition District, Series 2023 A, Ref. RB	5.25%	07/01/2053	1,440	1,493,234
New Orleans (City of), LA, Series 2021 A, GO Bonds	5.00%	12/01/2046	1,000	1,028,504
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGI)(a)	5.00%	10/01/2048	15	15,222
Parish of East Baton Rouge Capital Improvements District, Series 2019, RB	4.00%	08/01/2044	125	122,679
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Parish of East Baton Rouge Capital Improvements District, Series 2024, RB	5.00%	08/01/2048	$10	$10,516
Shreveport (City of), LA, Series 2016 B, RB	5.00%	12/01/2041	20	19,918
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,250	1,129,961
				19,202,912
Maine-0.10%
Maine (State of) Finance Authority (University of New England), Series 2025, RB	5.50%	07/01/2055	15	16,006
Maine (State of) Health & Higher Educational Facilities Autho rity (Mainhealth), Series 2018 A, RB	4.00%	07/01/2048	25	22,860
Maine (State of) Health & Higher Educational Facilities Authority, Series 2023 B, RB, (INS - AGI)(a)	4.75%	07/01/2053	20	20,222
Maine (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	10/01/2054	55	58,233
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2043	40	40,797
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2018 A, RB	5.00%	07/01/2048	60	60,707
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2045	590	554,449
Maine (State of) Health & Higher Educational Facilities Authority (Mainhealth), Series 2020 A, RB	4.00%	07/01/2050	2,265	2,055,066
Maine (State of) Turnpike Authority, Series 2018, RB	5.00%	07/01/2047	45	45,853
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	435	421,499
				3,295,692
Maryland-0.95%
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	4.00%	07/01/2044	110	105,848
Baltimore (City of), MD (Wastewater), Series 2019 A, RB	5.00%	07/01/2049	20	20,376
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2041	20	20,248
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	3,010	3,029,773
Baltimore (City of), MD (Water), Series 2019 A, RB	4.00%	07/01/2049	255	238,493
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	614,544
Baltimore (County of), MD, Series 2018, GO Bonds	4.00%	03/01/2048	25	24,314
Baltimore (County of), MD, Series 2019, GO Bonds	4.00%	03/01/2049	20	19,335
Baltimore (County of), MD (84th Issue), Series 2023, GO Bonds	5.00%	03/01/2053	500	526,380
Baltimore (County of), MD (Riderwood Village, Inc.), Series 2020, Ref. RB	4.00%	01/01/2045	1,000	917,879
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2016 A, Ref. RB	5.00%	01/01/2045	25	25,075
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	3.00%	07/01/2046	225	173,979
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2021, RB	4.00%	01/01/2051	80	68,133
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2049	10	10,385
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.00%	07/01/2054	750	770,783
Maryland (State of) Health & Higher Educational Facilities Authority, Series 2024, RB	5.25%	07/01/2054	150	158,863
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2015, Ref. RB	4.13%	07/01/2047	25	24,339
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health), Series 2016, Ref. RB	4.00%	07/01/2041	500	497,831
Maryland (State of) Health & Higher Educational Facilities Authority (Loyola University Maryland, Inc.), Series 2025, Ref. RB	5.00%	10/01/2054	675	688,903
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2042	2,000	2,021,492
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	5.00%	05/15/2045	1,100	1,106,216
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	3.75%	05/15/2047	735	621,726
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2017 A, RB	4.00%	05/15/2047	1,005	929,652
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health), Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/01/2055	605	625,216
Maryland (State of) Health & Higher Educational Facilities Authority (Medstar Health, Inc.), Series 2015, Ref. RB	4.00%	08/15/2045	970	903,022
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center), Series 2016, Ref. RB	4.00%	07/01/2042	370	355,832
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Health), Series 2020, RB	4.00%	07/01/2048	50	45,654
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University), Series 2021, Ref. RB	4.00%	06/01/2055	55	46,419
Maryland (State of) Health & Higher Educational Facilities Authority (TidalHealth), Series 2025 C, Ref. RB, (INS - AGI)(a)	5.50%	07/01/2055	275	296,537
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2017, RB	4.00%	07/01/2048	$1,360	$1,250,755
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2025, Ref. RB	5.25%	07/01/2052	110	116,140
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC), Series 2020 B, RB	4.00%	04/15/2045	20	18,557
Maryland (State of) Stadium Authority, Series 2018, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2042	2,105	2,160,114
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2047	2,695	2,519,549
Maryland (State of) Stadium Authority, Series 2022 A, RB	4.00%	06/01/2052	1,265	1,162,294
Maryland (State of) Stadium Authority, Series 2024, RB	4.00%	06/01/2049	305	284,461
Maryland (State of) Stadium Authority, Series 2024, RB	5.25%	06/01/2051	110	116,898
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	2.75%	06/01/2051	65	45,057
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2051	85	78,359
Maryland (State of) Stadium Authority (Built to Learn), Series 2024, RB	5.00%	06/01/2054	910	943,853
Maryland (State of) Stadium Authority (Baltimore City Public Schools), Series 2018 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	05/01/2047	1,000	1,016,452
Maryland (State of) Stadium Authority (Built to Learn), Series 2021, RB	4.00%	06/01/2046	450	423,591
Maryland (State of) Transportation Authority, Series 2020, RB	4.00%	07/01/2045	545	528,847
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2046	1,305	1,363,105
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	3.00%	07/01/2047	325	256,172
Maryland (State of) Transportation Authority, Series 2021 A, Ref. RB	5.00%	07/01/2051	1,015	1,049,429
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2042	620	680,057
Maryland (State of) Transportation Authority, Series 2024, Ref. RB	5.00%	07/01/2043	215	233,666
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2020, RB	4.00%	07/01/2050	485	455,381
Maryland (State of) Transportation Authority (Transportation Facilities), Series 2024, Ref. RB	5.00%	07/01/2041	505	559,688
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.00%	07/01/2054	290	296,693
Maryland Economic Development Corp. (College Park Leonardtown), Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2064	260	267,573
Maryland Economic Development Corp. (Dept. of Health Heardquarters), Series 2025, RB	5.00%	06/01/2048	440	463,799
Montgomery (County of), MD, Series 2015, RB	4.00%	12/01/2044	135	127,313
University System of Maryland, Series 2021 A, Ref. RB	4.00%	04/01/2051	135	126,941
Washington (State of) Suburban Sanitary Commission, Series 2017, RB	4.00%	06/15/2047	45	43,953
				31,475,944
Massachusetts-4.61%
Brockton (City of), MA, Series 2022, GO Bonds	4.00%	08/01/2047	500	484,831
Greater Fall River Vocational School District, Series 2025, GO Bonds	5.00%	06/01/2055	395	411,110
Massachusetts (Commonwealth of), Series 2015 A, RB	4.00%	06/01/2045	510	496,927
Massachusetts (Commonwealth of), Series 2015 C, GO Bonds	5.00%	07/01/2045	110	110,068
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2041	210	209,996
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2042	1,165	1,163,035
Massachusetts (Commonwealth of), Series 2015 E, GO Bonds	4.00%	09/01/2044	140	135,383
Massachusetts (Commonwealth of), Series 2015, GO Bonds	4.00%	05/01/2045	1,780	1,707,010
Massachusetts (Commonwealth of), Series 2016 B, RB	4.00%	06/01/2046	3,225	3,120,129
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2041	1,945	1,704,156
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2042	750	748,761
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	3.00%	04/01/2044	1,770	1,437,033
Massachusetts (Commonwealth of), Series 2016 E, GO Bonds	4.00%	04/01/2046	1,950	1,853,612
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	4.00%	09/01/2042	3,805	3,798,582
Massachusetts (Commonwealth of), Series 2016 G, GO Bonds	3.00%	09/01/2046	1,700	1,336,288
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2040	5	5,007
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	3,000	2,900,358
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2045	205	196,440
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2046	460	436,826
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	980	995,437
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2047	40	40,422
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.25%	04/01/2047	1,115	1,130,618
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	3.50%	06/01/2042	40	36,718
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	2,000	2,042,923
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2041	190	190,085
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2043	165	161,887
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2044	740	716,103
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2045	$55	$52,762
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2046	110	104,591
Massachusetts (Commonwealth of), Series 2017 D, GO Bonds	4.00%	02/01/2047	75	70,847
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	505	517,717
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2042	60	61,346
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2045	45	45,768
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2046	20	20,313
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2041	10	10,295
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2042	10	10,265
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2044	325	331,706
Massachusetts (Commonwealth of), Series 2018 A, GO Bonds	5.00%	01/01/2045	100	101,849
Massachusetts (Commonwealth of), Series 2018 E, GO Bonds	5.25%	09/01/2043	205	212,819
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	1,010	1,049,614
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	3,400	3,472,287
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2041	10	10,473
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2042	35	36,488
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2043	25	25,956
Massachusetts (Commonwealth of), Series 2019 C, GO Bonds	5.00%	05/01/2044	155	160,116
Massachusetts (Commonwealth of), Series 2019, GO Bonds	5.00%	05/01/2046	5	5,136
Massachusetts (Commonwealth of), Series 2020 B, GO Bonds	2.50%	03/01/2043	675	515,245
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2047	315	244,569
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2048	100	76,961
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	3.00%	03/01/2049	225	171,398
Massachusetts (Commonwealth of), Series 2020 C, GO Bonds	2.75%	03/01/2050	160	115,678
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2045	1,035	1,075,116
Massachusetts (Commonwealth of), Series 2020 D, GO Bonds	5.00%	07/01/2048	85	87,696
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	4.00%	11/01/2041	5	5,010
Massachusetts (Commonwealth of), Series 2020 D, Ref. GO Bonds	3.00%	11/01/2042	30	25,406
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	1,000	1,041,312
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,300	3,399,921
Massachusetts (Commonwealth of), Series 2020, GO Bonds	3.00%	07/01/2048	15	11,522
Massachusetts (Commonwealth of), Series 2021 A, Ref. RB	5.00%	06/01/2042	290	307,961
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2047	1,005	779,894
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	3.00%	04/01/2048	100	76,924
Massachusetts (Commonwealth of), Series 2021 B, GO Bonds	2.00%	04/01/2050	40	24,121
Massachusetts (Commonwealth of), Series 2021 D, GO Bonds	5.00%	09/01/2051	1,000	1,033,756
Massachusetts (Commonwealth of), Series 2021, Ref. RB	5.00%	06/01/2043	20	21,055
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2041	75	65,599
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	4.00%	02/01/2042	1,020	1,018,327
Massachusetts (Commonwealth of), Series 2022 B, GO Bonds	3.00%	02/01/2043	50	41,430
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2041	15	16,322
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.00%	10/01/2047	5	5,243
Massachusetts (Commonwealth of), Series 2022 C, GO Bonds	5.25%	10/01/2047	100	106,514
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2042	15	16,196
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2047	45	47,210
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2048	8,400	8,783,851
Massachusetts (Commonwealth of), Series 2022 E, GO Bonds	5.00%	11/01/2049	15	15,662
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2043	30	32,278
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2048	390	409,428
Massachusetts (Commonwealth of), Series 2023 A, GO Bonds	5.00%	05/01/2053	210	218,717
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2041	30	32,842
Massachusetts (Commonwealth of), Series 2023 B, Ref. GO Bonds	5.00%	05/01/2043	50	53,796
Massachusetts (Commonwealth of), Series 2023 C, GO Bonds	5.00%	10/01/2048	65	68,391
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2042	100	108,719
Massachusetts (Commonwealth of), Series 2023 C, Ref. GO Bonds	5.00%	08/01/2043	30	32,343
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2050	750	785,109
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2051	1,000	1,045,456
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2052	1,025	1,070,204
Massachusetts (Commonwealth of), Series 2023 D, GO Bonds	5.00%	10/01/2053	2,120	2,212,118
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2041	10	11,043
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2042	$35	$38,195
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2049	2,190	2,301,962
Massachusetts (Commonwealth of), Series 2024 A, GO Bonds	5.00%	01/01/2054	3,100	3,234,015
Massachusetts (Commonwealth of), Series 2024 A, Ref. GO Bonds	5.00%	03/01/2042	20	21,857
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	06/01/2044	670	724,060
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	4.00%	07/01/2044	80	78,386
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2044	35	37,767
Massachusetts (Commonwealth of), Series 2024 A, Ref. RB	5.00%	07/01/2045	40	42,929
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2041	5	5,540
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2042	10	10,945
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2043	55	59,655
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2044	5	5,370
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2046	1,000	1,060,634
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2047	205	216,898
Massachusetts (Commonwealth of), Series 2024 B, GO Bonds	5.00%	05/01/2054	1,440	1,504,384
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2041	115	127,422
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2042	775	848,239
Massachusetts (Commonwealth of), Series 2024 B, Ref. GO Bonds	5.00%	11/01/2043	105	113,887
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2041	10	11,108
Massachusetts (Commonwealth of), Series 2024 D, GO Bonds	5.00%	08/01/2044	10	10,759
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2051	2,135	2,240,602
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2053	2,645	2,770,048
Massachusetts (Commonwealth of), Series 2024 E, GO Bonds	5.00%	08/01/2054	1,730	1,809,209
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2040	10	11,259
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2041	60	66,866
Massachusetts (Commonwealth of), Series 2024 H, GO Bonds	5.00%	12/01/2045	175	187,247
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2049	5	5,280
Massachusetts (Commonwealth of), Series 2024 I, GO Bonds	5.00%	12/01/2053	1,200	1,258,595
Massachusetts (Commonwealth of), Series 2024, GO Bonds	5.00%	12/01/2050	50	52,707
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2046	205	219,194
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2050	2,000	2,113,012
Massachusetts (Commonwealth of), Series 2025 A, GO Bonds	5.00%	04/01/2055	3,035	3,189,776
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2046	290	310,390
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2047	255	271,574
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2048	250	265,526
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2049	1,540	1,632,517
Massachusetts (Commonwealth of), Series 2025 C, GO Bonds	5.00%	06/01/2052	200	210,837
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2047	250	266,467
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2048	1,195	1,270,203
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2049	500	530,437
Massachusetts (Commonwealth of), Series 2025 F, GO Bonds	5.00%	08/01/2052	600	632,936
Massachusetts (Commonwealth of), Subseries 2018 D, GO Bonds	4.00%	05/01/2048	20	18,784
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2016 A, RB	5.00%	06/01/2041	25	25,150
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2042	85	86,544
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2017 A, RB	5.00%	06/01/2047	25	25,286
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	2,000	2,065,918
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2019 A, RB	5.00%	06/01/2049	10	10,214
Massachusetts (Commonwealth of) (Rail Enhancement Bonds) (Sustainability Bonds), Series 2024, RB	5.00%	06/01/2054	70	73,361
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2022 B, RB	5.00%	06/01/2052	230	238,396
Massachusetts (Commonwealth of) (Rail Enhancement Program), Series 2024 A, RB	5.00%	06/01/2053	945	991,075
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2022, RB	5.00%	06/01/2050	115	118,456
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Green Bonds), Series 2023, RB	5.00%	06/01/2053	2,380	2,478,277
Massachusetts (Commonwealth of) (Rail Enhancement Program) (Sustainability Bonds), Series 2021, RB	4.00%	06/01/2050	375	358,655
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	$2,830	$2,871,679
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	2.50%	07/01/2046	40	28,365
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2021 A-1, Ref. RB	4.00%	07/01/2051	910	858,525
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2043	5	5,434
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2046	20	21,307
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2047	15	15,918
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.00%	07/01/2048	25	26,501
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2024 A, Ref. RB	5.25%	07/01/2052	1,080	1,156,215
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2044	25	27,167
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2045	5	5,393
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2046	60	64,394
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2047	300	329,483
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.00%	07/01/2050	175	185,532
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2050	500	541,495
Massachusetts (Commonwealth of) Bay Transportation Authority, Series 2025 B, RB	5.25%	07/01/2055	1,930	2,075,961
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2048	160	153,317
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	4.00%	07/01/2053	505	473,751
Massachusetts (Commonwealth of) Bay Transportation Authority, Subseries 2023 A-1, RB	5.25%	07/01/2053	705	749,853
Massachusetts (Commonwealth of) Bay Transportation Authority (Green Bonds), Series 2022 A, Ref. RB	5.00%	07/01/2052	500	519,596
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025, RB	5.00%	02/01/2044	190	208,167
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2043	10	11,040
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2025-26B, RB	5.00%	02/01/2045	5	5,455
Massachusetts (Commonwealth of) Development Finance Agency, Series 2017, Ref. RB	4.00%	04/01/2041	535	533,488
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	4.00%	07/01/2044	50	43,408
Massachusetts (Commonwealth of) Development Finance Agency, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,035	1,025,479
Massachusetts (Commonwealth of) Development Finance Agency, Series 2022, Ref. RB	5.00%	10/01/2041	15	16,352
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	4.00%	03/01/2054	250	235,102
Massachusetts (Commonwealth of) Development Finance Agency, Series 2024 T, RB	5.25%	03/01/2054	1,165	1,238,485
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	4.25%	07/01/2055	15	14,439
Massachusetts (Commonwealth of) Development Finance Agency (Boston College), Series 2025 W, Ref. RB	5.00%	07/01/2055	300	315,638
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 1999 P, RB	5.45%	05/15/2059	340	366,993
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center), Series 2017 T, Ref. RB	4.00%	07/01/2042	265	261,905
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	5.00%	07/01/2044	1,525	1,505,555
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2015, RB	4.00%	07/01/2045	815	732,433
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds), Series 2017, RB	4.00%	07/01/2047	1,270	1,119,579
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2048	1,725	1,745,304
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds), Series 2023, Ref. RB	5.25%	07/01/2052	990	996,151
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	4.00%	10/01/2046	330	316,740
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2016 BB-1, RB	5.00%	10/01/2046	2,530	2,536,350
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	4.00%	10/01/2046	85	81,603
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2023 FF, Ref. RB	5.00%	10/01/2048	555	587,524
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	4.00%	10/01/2048	315	300,096
Massachusetts (Commonwealth of) Development Finance Agency (Boston University), Series 2025 B-2, RB	5.00%	10/01/2048	780	831,424
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Brown University), Series 2025, RB	5.50%	08/15/2050	$45	$46,888
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2043	15	15,347
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2048	1,520	1,541,989
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup), Series 2018 J-2, RB	5.00%	07/01/2053	175	176,769
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	1,415	1,429,737
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	1,500	1,508,430
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	600	585,121
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	5.00%	10/01/2043	175	167,530
Massachusetts (Commonwealth of) Development Finance Agency (Emmanuel College), Series 2016 A, Ref. RB	4.00%	10/01/2046	225	183,705
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2042	25	26,992
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham), Series 2024, Ref. RB	5.00%	07/01/2043	20	21,388
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2047	5	5,238
Massachusetts (Commonwealth of) Development Finance Agency (Mass General Brigham, Inc.), Series 2024 D, Ref. RB	5.00%	07/01/2054	620	638,885
Massachusetts (Commonwealth of) Development Finance Agency (Northern University), Series 2022, Ref. RB	5.00%	10/01/2044	415	442,415
Massachusetts (Commonwealth of) Development Finance Agency (Olin College), Series 2025, Ref. RB	5.25%	11/01/2051	15	15,882
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2015 O-1, RB	4.00%	07/01/2045	415	380,831
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2016, Ref. RB	5.00%	07/01/2047	170	170,569
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare System), Series 2017, Ref. RB	4.00%	07/01/2041	465	461,822
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2013, RB	4.00%	07/01/2043	1,435	1,323,029
Massachusetts (Commonwealth of) Development Finance Agency (South Shore Hospital), Series 2016 I, Ref. RB	5.00%	07/01/2041	1,015	1,016,481
Massachusetts (Commonwealth of) Development Finance Agency (Southcoast Health System Obligated Group), Series 2021 G, Ref. RB	5.00%	07/01/2050	1,050	1,054,055
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2021, RB	4.00%	07/01/2051	700	564,990
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University), Series 2025, Ref. RB	6.00%	07/01/2050	250	267,872
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care Obligated Group), Series 2025, Ref. RB	4.50%	07/01/2054	800	761,766
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	4.00%	07/01/2044	20	18,009
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial Health Care), Series 2017, Ref. RB	5.00%	07/01/2044	40	39,966
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	3.00%	10/01/2045	3,595	2,857,306
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGI)(a)	4.00%	10/01/2045	1,500	1,382,792
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2017 S, RB	4.00%	07/01/2046	200	193,009
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2019, RB	5.00%	09/01/2059	40	40,489
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2020, RB	5.00%	07/01/2050	80	91,364
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2021 V, RB	5.00%	07/01/2055	$685	$772,369
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2022, Ref. RB	5.00%	10/01/2042	10	10,810
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2023 B, Ref. RB	4.38%	07/01/2052	375	342,304
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, RB	5.25%	06/01/2065	500	518,967
Massachusetts (Commonwealth of) Development Finance Agency (Williams College), Series 2025, Ref. RB	4.00%	07/01/2045	15	14,691
Massachusetts (Commonwealth of) Port Authority, Series 2015 A, RB	5.00%	07/01/2045	100	100,043
Massachusetts (Commonwealth of) School Building Authority, Series 2015 B, RB	4.00%	01/15/2045	315	307,016
Massachusetts (Commonwealth of) School Building Authority, Series 2016 B, RB	5.00%	11/15/2046	660	664,272
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	4.00%	02/15/2043	695	674,369
Massachusetts (Commonwealth of) School Building Authority, Series 2018 A, RB	5.25%	02/15/2048	1,000	1,023,731
Massachusetts (Commonwealth of) School Building Authority, Series 2018 B, RB	5.25%	02/15/2048	1,020	1,044,205
Massachusetts (Commonwealth of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2044	40	41,303
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2050	750	791,315
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.25%	02/15/2050	400	429,580
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.00%	02/15/2055	1,075	1,129,203
Massachusetts (Commonwealth of) School Building Authority, Series 2025, RB	5.50%	02/15/2055	550	598,861
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2016, Ref. RB	3.00%	08/01/2042	35	29,548
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	4.00%	08/15/2045	80	77,827
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2045	10	10,440
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	3.00%	08/15/2050	80	60,962
Massachusetts (Commonwealth of) School Building Authority (Social Bonds), Series 2020 A, RB	5.00%	08/15/2050	250	257,484
Massachusetts (Commonwealth of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	3,155	3,252,057
Massachusetts (Commonwealth of) Water Resources Authority (Green Bonds), Series 2023 B, Ref. RB	5.25%	08/01/2048	275	297,481
Town of Wakefield MA, Series 2025, GO Bonds	5.00%	08/15/2050	320	340,185
University of Massachusetts Building Authority, Series 2015-1, RB	4.00%	11/01/2045	330	317,252
University of Massachusetts Building Authority, Series 2017-1, RB	4.00%	11/01/2044	90	86,990
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	2,000	2,055,948
University of Massachusetts Building Authority, Series 2022-1, RB	4.00%	11/01/2046	335	319,666
				153,477,387
Michigan-1.54%
Detroit (City of), MI, Series 2023 C, GO Bonds	6.00%	05/01/2043	150	165,806
Eastern Michigan University, Series 2018 A, RB	4.00%	03/01/2047	270	242,565
Eastern Michigan University, Series 2018 A, RB, (INS - AGI)(a)	4.00%	03/01/2044	645	605,347
Grand Traverse (County of), MO Hospital Finance Authority (Munson Healthcare Obligated Group), Series 2021, Ref. RB	3.00%	07/01/2051	35	25,137
Great Lakes Water Authority, Series 2016 B, RB	5.00%	07/01/2046	70	70,322
Great Lakes Water Authority, Series 2022 B, RB	5.50%	07/01/2052	140	149,496
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2048	15	16,144
Great Lakes Water Authority, Series 2023 B, RB	5.25%	07/01/2053	65	69,566
Great Lakes Water Authority, Series 2023 C, RB	5.25%	07/01/2053	500	528,804
Great Lakes Water Authority, Series 2025 D, RB	5.50%	07/01/2055	210	227,542
L’Anse Creuse Public Schools, Series 2025 I, GO Bonds	5.00%	05/01/2049	205	216,242
Lansing (City of), MI, Series 2023 B, GO Bonds, (INS - AGI)(a)	4.13%	06/01/2048	90	86,331
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2044	455	470,328
Lansing (City of), MI Board of Water & Light, Series 2019 A, RB	5.00%	07/01/2048	85	87,209
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2049	1,085	1,142,549
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.00%	07/01/2054	1,000	1,052,336
Lansing (City of), MI Board of Water & Light, Series 2024 A, Ref. RB	5.25%	07/01/2054	1,375	1,474,516
Michigan (State of), Series 2020 B, RB	4.00%	11/15/2045	1,275	1,228,747
Michigan (State of), Series 2020, RB	4.00%	11/15/2040	370	375,275
Michigan (State of), Series 2020, RB	5.00%	11/15/2045	165	170,686
Michigan (State of), Series 2021 A, RB	4.00%	11/15/2044	880	857,873
Michigan (State of), Series 2021, RB	4.00%	11/15/2041	805	813,837
Michigan (State of), Series 2021, RB	4.00%	11/15/2046	795	756,239
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of), Series 2023, RB	5.00%	11/15/2040	$100	$110,976
Michigan (State of), Series 2023, RB	5.00%	11/15/2041	85	93,465
Michigan (State of), Series 2023, RB	5.00%	11/15/2042	60	65,252
Michigan (State of), Series 2023, RB	5.00%	11/15/2043	245	263,630
Michigan (State of), Series 2023, RB	5.50%	11/15/2044	605	667,485
Michigan (State of), Series 2023, RB	5.00%	11/15/2046	830	878,735
Michigan (State of), Series 2023, RB	5.25%	11/15/2049	1,170	1,255,206
Michigan (State of), Series 2023, RB	5.50%	11/15/2049	1,275	1,389,249
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	04/15/2041	1,095	1,109,566
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2046	5	5,036
Michigan (State of) Building Authority (Facilities Program), Series 2016 I, Ref. RB	5.00%	10/15/2051	280	281,606
Michigan (State of) Building Authority (Facilities Program), Series 2019, Ref. RB	4.00%	10/15/2049	50	46,544
Michigan (State of) Building Authority (Facilities Program), Series 2021 I, RB	4.00%	10/15/2046	1,025	971,698
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.00%	10/15/2047	1,000	1,045,504
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	4.00%	10/15/2052	1,065	979,413
Michigan (State of) Building Authority (Facilities Program), Series 2022 I, RB	5.25%	10/15/2057	280	295,681
Michigan (State of) Building Authority (Facilities Program), Series 2023 II, Ref. RB	4.00%	10/15/2047	300	283,630
Michigan (State of) Building Authority (Facilities Program), Series 2024 II, RB	5.25%	04/15/2059	160	170,386
Michigan (State of) Finance Authority, Series 2019 A, Ref. RB	5.00%	12/01/2041	90	93,846
Michigan (State of) Finance Authority, Series 2019 C, Ref. RB	4.00%	02/15/2044	500	488,785
Michigan (State of) Finance Authority, Series 2020 I, Ref. RB	3.00%	10/15/2045	325	260,800
Michigan (State of) Finance Authority, Series 2020, RB, (CEP - Colorado Higher Education Intercept Program)	4.00%	11/01/2050	80	73,287
Michigan (State of) Finance Authority, Series 2024 A, GO Bonds	5.25%	08/15/2046	130	141,067
Michigan (State of) Finance Authority, Series 2025 A, Ref. RB	5.25%	02/15/2050	50	54,150
Michigan (State of) Finance Authority, Series 2025 A, Ref. RB	5.00%	02/15/2055	320	338,664
Michigan (State of) Finance Authority, Series 2025 I, Ref. RB	5.00%	10/15/2050	15	15,813
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	5.00%	11/01/2044	1,190	1,190,478
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2016, RB	4.00%	11/01/2046	435	397,082
Michigan (State of) Finance Authority (Beaumont Health Credit Group), Series 2022, Ref. RB	4.00%	04/15/2042	1,390	1,376,937
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center), Series 2018, RB	5.00%	11/01/2043	155	158,730
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	5.00%	11/15/2041	1,275	1,289,543
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	3.25%	11/15/2042	320	268,571
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2016, Ref. RB	4.00%	11/15/2046	1,610	1,487,522
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	5.00%	11/15/2048	40	40,367
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2019 A, RB	4.00%	11/15/2050	1,225	1,100,093
Michigan (State of) Finance Authority (Henry Ford Health System), Series 2024, RB	5.50%	02/28/2049	300	320,298
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	4.38%	02/28/2054	1,545	1,482,816
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds), Series 2024, RB	5.50%	02/28/2057	540	566,216
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2044	1,005	946,242
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019 A, RB	4.00%	02/15/2047	620	561,747
Michigan (State of) Finance Authority (McLaren Health Care), Series 2019, RB	4.00%	02/15/2050	320	284,280
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016 MI-2, Ref. RB	4.00%	03/01/2051	100	87,936
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB(c)(d)	5.00%	06/01/2026	25	25,266
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2016, Ref. RB	5.00%	12/01/2045	490	490,996
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017 A, Ref. RB(c)	5.00%	12/01/2042	500	507,937
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2040	1,610	1,583,591
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2017, Ref. RB	4.00%	12/01/2046	675	620,043
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	3.00%	12/01/2049	625	448,225
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019 A, Ref. RB	4.00%	12/01/2049	610	544,438
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	4.00%	12/01/2048	775	699,169
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2020, RB, (INS - BAM)(a)	4.00%	11/01/2055	500	458,363
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2022, RB	4.00%	12/01/2047	1,220	1,112,312
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB(c)(d)	5.00%	05/15/2030	165	181,075
Michigan (State of) Hospital Finance Authority (Ascension Health Credit Group), Series 2010, Ref. RB	5.00%	11/15/2047	385	392,458
Michigan (State of) Strategic Fund (Mich Senate Offices), Series 2015, RB	4.00%	10/15/2047	905	861,447
Michigan State University Board of Trustees, Series 2019 B, RB	4.00%	02/15/2044	425	414,938
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	$1,000	$1,033,430
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2048	265	272,158
Michigan State University Board of Trustees, Series 2024 A, RB	5.00%	08/15/2049	420	445,884
Michigan State University Board of Trustees, Series 2024 A, RB	5.25%	08/15/2054	1,260	1,341,724
Northern Michigan University, Series 2025 A, RB	5.50%	06/01/2055	5	5,401
Pontiac School District, Series 2020, GO Bonds	4.00%	05/01/2050	200	183,839
Troy School District, Series 2023, GO Bonds	5.00%	05/01/2047	1,000	1,046,707
University of Michigan, Series 2018 A, RB	5.00%	04/01/2048	700	719,286
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	1,250	1,292,948
Wayne (County of), MI Airport Authority, Series 2015 D, RB(c)(d)	5.00%	12/05/2025	1,000	1,000,252
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2023, RB, (INS - AGI)(a)	5.25%	12/01/2048	235	250,790
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport), Series 2021 A, RB	5.00%	12/01/2046	310	320,558
Wayne State University, Series 2018 A, RB	5.00%	11/15/2043	45	46,254
Wayne State University, Series 2018 A, RB	4.00%	11/15/2048	1,330	1,234,109
				51,304,827
Minnesota-0.64%
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.00%	02/15/2053	10	10,085
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2053	1,190	1,199,774
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018 A, Ref. RB	5.25%	02/15/2058	1,000	1,005,927
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2043	350	342,126
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	4.25%	02/15/2048	910	851,723
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group), Series 2018, Ref. RB	5.00%	02/15/2048	360	363,714
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2047	2,000	2,090,560
Duluth (City of), MN Economic Development Authority (St. Luke’s Hospital of Duluth), Series 2022 B, RB	5.25%	06/15/2052	1,000	1,038,917
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2041	1,000	1,012,837
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2016 C, RB	5.00%	01/01/2046	15	15,114
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	4.25%	01/01/2052	105	100,691
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2022 A, Ref. RB	5.00%	01/01/2052	75	77,057
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	5.00%	01/01/2052	775	808,498
Minneapolis & St. Paul (Cities of), MN Metropolitan Airports Commission, Series 2024 A, RB	4.00%	01/01/2054	630	577,302
Minneapolis (City of), MN (Fairview Health Services), Series 2015 A, Ref. RB	5.00%	11/15/2044	100	99,673
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	4.00%	11/15/2048	385	331,339
Minneapolis (City of), MN (Fairview Health Services), Series 2018 A, Ref. RB	5.00%	11/15/2049	10	9,855
Minnesota (State of), Series 2021 A, GO Bonds	4.00%	09/01/2041	935	952,521
Minnesota (State of), Series 2023, COP	5.00%	11/01/2042	530	580,226
Minnesota (State of), Series 2023, COP	5.00%	11/01/2043	290	314,750
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2042	80	88,424
Minnesota (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	50	54,379
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2041	310	346,184
Minnesota (State of), Series 2024 A, Ref. GO Bonds	5.00%	08/01/2043	165	180,748
Minnesota (State of) Higher Education Facilities Authority (University of St. Thomas), Series 2024 A, RB	4.13%	10/01/2053	90	81,911
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2047	765	808,099
Minnesota Agricultural & Economic Development Board (Healthpartners Obligated Group), Series 2024, RB	5.25%	01/01/2054	1,245	1,294,821
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group), Series 2024, RB	4.00%	01/01/2049	1,005	914,186
North St. Paul-Maplewood-Oakdale Independent School District No. 622, Series 2019 A, GO Bonds, (CEP - Ohio School District)	3.00%	02/01/2046	390	308,698
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota-(continued)
Rochester (City of), MN, Series 2018, RB	4.00%	11/15/2048	$1,000	$952,290
Rochester (City of), MN, Series 2025 A, RB	4.25%	11/15/2050	100	97,468
Rochester (City of), MN, Series 2025 A, RB	4.38%	11/15/2053	10	9,946
Rochester (City of), MN (Mayo Clinic), Series 2022, Ref. RB	5.00%	11/15/2057	550	567,608
St. Cloud (City of), MN (CentraCare Health System), Series 2016 A, Ref. RB	5.00%	05/01/2046	20	20,025
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	5.00%	05/01/2048	1,080	1,098,404
St. Cloud (City of), MN (CentraCare Health System), Series 2019, Ref. RB	4.00%	05/01/2049	40	36,543
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	4.00%	05/01/2050	1,000	902,213
St. Cloud (City of), MN (CentraCare Health System), Series 2024, Ref. RB	5.00%	05/01/2054	925	951,636
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	4.00%	11/15/2043	320	286,765
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services), Series 2017 A, Ref. RB	5.00%	11/15/2047	55	54,459
Western Minnesota Municipal Power Agency (Red Rock Hydroelectric), Series 2018, RB	5.00%	01/01/2049	360	365,007
				21,202,503
Mississippi-0.09%
Medical Center Educational Building Corp., Series 2017, Ref. RB	4.00%	06/01/2047	420	394,177
Medical Center Educational Building Corp., Series 2023, RB	4.00%	06/01/2053	5	4,653
Mississippi (State of) Development Bank, Series 2015, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2041	685	663,916
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2041	1,000	1,002,140
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care), Series 2016, RB	5.00%	09/01/2046	185	185,028
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation), Series 2025, Ref. RB	5.00%	05/15/2055	495	510,063
Mississippi (State of) University Educational Building Corp. (State University Facilities), Series 2017 , Ref. RB	4.00%	08/01/2043	145	141,500
Mississippi Business Finance Corp. (System Energy Resources, Inc.), Series 2021, RB	2.38%	06/01/2044	165	106,746
				3,008,223
Missouri-0.70%
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2047	5	5,317
Jackson (County of), MO, Series 2023 A, RB	4.38%	12/01/2058	320	311,590
Jackson (County of), MO, Series 2023 A, RB	5.25%	12/01/2058	305	321,710
Jackson (County of), MO, Series 2023, RB	4.25%	12/01/2053	175	167,836
Kansas (City of), MO, Series 2018 A, RB	4.00%	01/01/2042	35	35,014
Kansas (City of), MO, Series 2023 A, RB	4.00%	01/01/2048	15	14,391
Kansas (City of), MO, Series 2024 A, RB	5.00%	12/01/2048	200	211,046
Kansas (City of), MO, Series 2024 A, RB	4.00%	01/01/2049	620	587,466
Metropolitan St. Louis Sewer District, Series 2016 C, RB(c)	4.00%	05/01/2041	95	95,368
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2042	40	40,672
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	757,439
Missouri (State of) Health & Educational Facilities Authority, Series 2018 A, RB	4.00%	06/01/2048	120	109,147
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	4.00%	06/01/2050	235	209,870
Missouri (State of) Health & Educational Facilities Authority, Series 2020, RB	3.00%	06/01/2053	1,025	745,038
Missouri (State of) Health & Educational Facilities Authority, Series 2022 A, RB	5.00%	06/01/2052	60	63,297
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2013 C, RB(d)	4.00%	01/01/2046	220	205,058
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2015 A, RB	4.00%	01/01/2045	1,190	1,102,626
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2017 D, RB(d)	4.00%	01/01/2048	60	54,811
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	4.00%	07/01/2046	205	190,381
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2021 A, Ref. RB	3.00%	07/01/2051	2,500	1,894,212
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.00%	04/01/2045	170	160,083
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2025 A, Ref. RB	4.25%	04/01/2055	1,025	961,357
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Health & Educational Facilities Authority (Coxhealth), Series 2019, RB	4.00%	11/15/2049	$30	$27,545
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2012, RB	4.00%	11/15/2042	1,945	1,875,324
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.00%	11/15/2045	980	898,628
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2014 F, RB	4.25%	11/15/2048	680	634,584
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	5.00%	11/15/2042	55	55,943
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	3.63%	11/15/2047	675	568,587
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2047	1,515	1,369,988
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2017 C, Ref. RB	4.00%	11/15/2049	240	214,876
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2020, RB	4.00%	06/01/2053	1,205	1,057,970
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.50%	12/01/2048	40	43,022
Missouri (State of) Health & Educational Facilities Authority (Mercy Health), Series 2023, RB	5.00%	12/01/2052	685	713,435
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2044	955	901,442
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2049	575	515,186
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019 A, Ref. RB	4.00%	02/15/2054	100	87,685
Missouri (State of) Health & Educational Facilities Authority (SSM Health Care), Series 2022 A, RB	4.00%	06/01/2052	2,505	2,260,419
Missouri (State of) Health & Educational Facilities Authority (SSM Health), Series 2022 A, RB	3.75%	06/01/2049	75	63,594
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	4.00%	10/01/2042	20	19,894
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2016, Ref. RB	4.00%	11/15/2042	570	562,417
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.), Series 2018 A, Ref. RB	4.00%	11/15/2048	165	153,043
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2042	25	24,423
Missouri (State of) Health & Educational Facilities Authority (The Children’s Mercy Hospital), Series 2017 A, RB	4.00%	05/15/2048	1,500	1,390,264
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2016 A, Ref. RB	4.00%	12/01/2041	20	19,866
Missouri (State of) Joint Municipal Electric Utility Commission (Marshall Energy Center), Series 2025, RB	5.00%	01/01/2051	250	259,601
Springfield (City of), MO, Series 2025, COP	4.00%	11/01/2047	10	9,492
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2042	300	301,937
Springfield School District No. R-12, Series 2023, GO Bonds	4.00%	03/01/2043	15	15,037
St. Charles (County of), MO Public Water Supply District No. 2, Series 2022, COP	4.00%	12/01/2044	135	131,539
St. Charles County Francis Howell R-III School District, Series 2022, Ref. GO Bonds	5.00%	03/01/2042	255	270,650
St. Louis (City of), MO, Series 2024, RB, (INS - AGI)(a)	5.25%	07/01/2054	720	764,433
				23,454,553
Montana-0.09%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	1,405	1,379,079
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2018, Ref. RB	5.00%	08/15/2048	590	593,914
Montana (State of) Facility Finance Authority (Bozeman Deaconess Health Services Obligated Group), Series 2021, Ref. RB	3.00%	06/01/2050	1,505	1,099,202
				3,072,195
Nebraska-0.49%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,300	1,397,516
Douglas (County of), NE, Series 2025, Ref. RB	5.00%	07/01/2052	15	15,679
Douglas (County of), NE Hospital Authority No. 2, Series 2015, Ref. RB	4.25%	11/01/2045	40	38,739
Douglas (County of), NE Hospital Authority No. 2, Series 2017, RB	5.00%	11/15/2047	55	55,449
Douglas (County of), NE Hospital Authority No. 3, Series 2015, Ref. RB	5.00%	11/01/2045	10	10,003
Fremont School District, Series 2022, GO Bonds, (INS - AGI)(a)	4.00%	12/15/2047	770	735,678
Gretna Public Schools, Series 2022, GO Bonds	4.00%	12/15/2047	380	367,792
Nebraska Educational Health Cultural & Social Services Finance Authority, Series 2019, Ref. RB	4.00%	01/01/2049	85	76,983
Omaha (City of), NE, Series 2014, RB	4.00%	11/15/2044	35	33,896
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	4.00%	02/01/2042	15	15,023
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	600	615,483
Omaha (City of), NE Public Power District, Series 2021 A, RB	5.00%	02/01/2046	715	740,652
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska-(continued)
Omaha (City of), NE Public Power District, Series 2021 A, RB	4.00%	02/01/2051	$980	$900,081
Omaha (City of), NE Public Power District, Series 2021 B, Ref. RB	4.00%	02/01/2046	180	171,743
Omaha (City of), NE Public Power District, Series 2022 A, RB	4.25%	02/01/2047	1,140	1,118,825
Omaha (City of), NE Public Power District, Series 2022 A, RB	5.00%	02/01/2047	1,010	1,051,381
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2048	1,315	1,400,522
Omaha (City of), NE Public Power District, Series 2023 A, RB	5.25%	02/01/2053	800	845,847
Omaha (City of), NE Public Power District, Series 2023 B, Ref. RB	5.25%	02/01/2053	1,000	1,057,309
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2049	370	401,863
Omaha (City of), NE Public Power District, Series 2024 A, RB	5.50%	02/01/2054	45	48,551
Omaha (City of), NE Public Power District, Series 2024 C, RB	4.00%	02/01/2049	1,000	932,139
Omaha (City of), NE Public Power District, Series 2024 C, RB	5.00%	02/01/2054	420	437,380
Omaha (City of), NE Public Power District, Series 2024 D, Ref. RB	5.00%	02/01/2043	575	620,589
Omaha (City of), NE Public Power District, Series 2025 A, RB	5.25%	02/01/2050	1,000	1,077,633
Omaha-Douglas Public Building Commission, Series 2020 B, GO Bonds	4.00%	05/01/2050	80	75,795
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	3.00%	05/15/2046	425	343,286
Sarpy (County of), NE Hospital Authority No. 1 (NE Medicine), Series 2016, Ref. RB	4.00%	05/15/2051	330	301,685
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2059	500	449,835
University of Nebraska Facilities Corp. (The), Series 2021 A, RB	4.00%	07/15/2062	1,040	933,056
				16,270,413
Nevada-0.58%
Carson (City Of), NV (Carson Tahoe Regional Healthcare), Series 2017, Ref. RB	5.00%	09/01/2047	130	130,128
Clark (County of), NV, Series 2018 A, GO Bonds	5.00%	06/01/2043	1,100	1,127,631
Clark (County of), NV, Series 2022, RB	3.00%	07/01/2042	25	21,914
Clark (County of), NV (Founders Academy of Las Vegas), Series 2018, GO Bonds	4.00%	07/01/2044	615	599,616
Clark (County of), NV (Las Vegas McCarran International Airport), Series 2018, GO Bonds	4.00%	07/01/2045	25	24,224
Clark (County of), NV (Stadium Improvement Bonds), Series 2018 A, GO Bonds	5.00%	05/01/2048	2,355	2,400,080
Clark (County of), NV Water Reclamation District, Series 2023, GO Bonds	5.00%	07/01/2053	215	224,291
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2043	1,000	1,087,368
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2044	250	269,728
Clark County School District, Series 2025 B, Ref. GO Bonds	5.00%	06/15/2045	1,150	1,235,359
Henderson (City of), NV, Series 2020 A-1, GO Bonds	4.00%	06/01/2045	1,020	990,297
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	5.00%	07/01/2043	1,740	1,781,266
Las Vegas (City of), NV Convention & Visitors Authority, Series 2018 B, RB	4.00%	07/01/2049	2,145	1,962,307
Las Vegas (City of), NV Convention & Visitors Authority, Series 2022 B, RB	5.25%	07/01/2049	55	57,660
Las Vegas (City of), NV Convention & Visitors Authority, Series 2023 A, RB	5.00%	07/01/2049	955	991,238
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2041	770	774,300
Las Vegas Valley Water District, Series 2016 A, Ref. GO Bonds	5.00%	06/01/2046	1,240	1,244,057
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2046	1,040	1,003,023
Las Vegas Valley Water District, Series 2022 A, GO Bonds	4.00%	06/01/2051	300	282,846
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.00%	06/01/2044	15	16,205
Las Vegas Valley Water District, Series 2025 A, GO Bonds	5.25%	06/01/2050	400	433,628
Nevada (State of), Series 2023 A, GO Bonds	5.00%	05/01/2041	25	27,507
Reno (City of), NV, Series 2019 A-1, Ref. RB, (INS - AGI)(a)	4.00%	06/01/2043	2,040	2,034,889
Washoe (County of), NV (Fuel Tax), Series 2018, Ref. RB	5.00%	02/01/2042	285	295,613
Washoe County School District, Series 2020 A, GO Bonds	4.00%	10/01/2045	225	218,492
				19,233,667
New Hampshire-0.24%
Manchester (City of), NH (Green Bonds), Series 2024, RB, (INS - AGI)(a)	5.25%	06/01/2054	295	317,080
New Hampshire (State of) Business Finance Authority, Series 2021 A, RB	4.00%	07/01/2051	1,625	1,508,853
New Hampshire (State of) Business Finance Authority (Adventist Health System), Series 2024, RB	5.25%	07/01/2054	25	25,086
New Hampshire (State of) Business Finance Authority (Grace Christian School), Series 2025, RB	6.00%	08/01/2065	2,070	2,088,039
New Hampshire (State of) Business Finance Authority (NCCD - Unr Properties LLC - University of Nevada, Reno Project), Series 2023 A, RB, (INS - BAM)(a)	5.25%	06/01/2051	380	399,469
New Hampshire (State of) Business Finance Authority (St. Elizabeth Medical Center, Inc.), Series 2021, RB	4.00%	05/01/2051	950	868,596
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire-(continued)
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2046	$2,470	$1,970,418
New Hampshire (State of) Business Finance Authority (St. Luke’s University Health), Series 2021, RB, (INS - AGI)(a)	3.00%	08/15/2051	1,030	757,037
				7,934,578
New Jersey-3.01%
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse), Series 2020, RB	4.00%	10/01/2051	290	269,541
Hudson County Improvement Authority (Hudson County Courthouse), Series 2020, RB	4.00%	10/01/2046	465	444,658
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB	5.00%	08/15/2053	1,530	1,602,984
New Jersey (State of) Economic Development Authority, Series 2018 A, RB	5.00%	06/15/2042	10	10,202
New Jersey (State of) Economic Development Authority, Series 2019, RB	4.00%	06/15/2044	25	24,201
New Jersey (State of) Economic Development Authority, Series 2019, RB	5.00%	06/15/2044	25	25,782
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.25%	11/01/2047	3,250	3,423,511
New Jersey (State of) Economic Development Authority (Portal North Bridge), Series 2022 A, RB	5.00%	11/01/2052	2,650	2,729,849
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2046	580	549,070
New Jersey (State of) Economic Development Authority (Social Bonds), Series 2021 QQQ, RB	4.00%	06/15/2050	535	492,982
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	850	871,627
New Jersey (State of) Economic Development Authority (Transit Transportation), Series 2020, RB	4.00%	11/01/2044	460	443,694
New Jersey (State of) Educational Facilities Authority, Series 2024 A-2, RB	5.00%	03/01/2043	375	411,118
New Jersey (State of) Educational Facilities Authority, Series 2024, Ref. RB	5.00%	03/01/2044	100	108,787
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	4.63%	09/01/2048	1,500	1,533,131
New Jersey (State of) Educational Facilities Authority (Montclair University), Series 2023 A, RB	5.25%	09/01/2053	250	262,631
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2017 C, RB	4.00%	07/01/2047	5	4,873
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	4.00%	03/01/2053	925	882,212
New Jersey (State of) Educational Facilities Authority (Princeton University), Series 2024, RB	5.25%	03/01/2054	2,200	2,386,413
New Jersey (State of) Educational Facilities Authority (Stevenns Institute Technology), Series 2015 D, RB	4.00%	07/01/2045	75	73,850
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,095	803,443
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	1,840	1,636,334
New Jersey (State of) Health Care Facilities Financing Authority, Series 2016, Ref. RB	4.00%	07/01/2048	1,275	1,111,297
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2041	555	551,323
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2016, Ref. RB	4.00%	07/01/2043	140	134,766
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	5.00%	07/01/2041	15	16,469
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.), Series 2024, RB	4.25%	07/01/2054	800	774,361
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2046	740	584,670
New Jersey (State of) Health Care Facilities Financing Authority (Atlanticare Health System Obligated Group), Series 2021, RB	3.00%	07/01/2051	225	167,447
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	4.00%	07/01/2041	2,005	2,005,661
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2046	210	210,498
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2017, RB	4.00%	07/01/2047	85	79,568
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	4.13%	07/01/2054	385	354,062
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024 A, Ref. RB	5.25%	07/01/2054	205	217,564
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group), Series 2024, Ref. RB	5.25%	07/01/2049	120	129,039
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group), Series 2017, RB	5.00%	07/01/2042	1,130	1,143,680
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2016 A, Ref. RB	5.00%	07/01/2043	$1,605	$1,613,437
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	3.00%	07/01/2051	1,005	768,999
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2021, RB	4.00%	07/01/2051	620	564,798
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2043	20	22,251
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group), Series 2024, RB	5.25%	07/01/2054	85	91,215
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Healthcare System Obligated Group), Series 2016, Ref. RB	5.00%	07/01/2041	45	45,099
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	4.00%	07/01/2044	275	260,019
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group), Series 2019, RB	3.00%	07/01/2049	365	285,050
New Jersey (State of) Transportation Trust Fund Authority, Series 2014 AA, RB	4.25%	06/15/2044	1,340	1,309,559
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 AA, RB	5.25%	06/15/2043	750	774,822
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2044	1,375	1,317,409
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	5.00%	06/15/2044	1,525	1,560,277
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	3.50%	06/15/2046	630	532,062
New Jersey (State of) Transportation Trust Fund Authority, Series 2019 BB, RB	4.00%	06/15/2050	1,405	1,294,653
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	5.00%	06/15/2046	2,840	2,893,032
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, RB	4.50%	06/15/2049	15	14,883
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 A, RB	5.00%	06/15/2050	780	799,740
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2045	2,330	2,230,418
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	5.00%	06/15/2045	1,025	1,061,113
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	3.00%	06/15/2050	1,175	888,229
New Jersey (State of) Transportation Trust Fund Authority, Series 2020 AA, RB	4.00%	06/15/2050	2,710	2,497,159
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2041	250	244,991
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 A, RB	4.00%	06/15/2042	770	746,386
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 BB, RB	4.00%	06/15/2046	1,545	1,462,609
New Jersey (State of) Transportation Trust Fund Authority, Series 2022 CC, RB	5.25%	06/15/2041	310	338,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2041	1,290	1,264,156
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	4.00%	06/15/2042	1,000	969,333
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2042	530	565,236
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2043	235	252,411
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.00%	06/15/2044	540	568,406
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	5.25%	06/15/2046	280	296,232
New Jersey (State of) Transportation Trust Fund Authority, Series 2022, RB	3.00%	06/15/2050	125	94,492
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2041	250	273,970
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 A, Ref. RB	5.25%	06/15/2042	145	157,577
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	4.25%	06/15/2044	270	263,866
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2041	75	81,310
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2043	625	666,254
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.00%	06/15/2046	1,705	1,785,485
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 BB, RB	5.25%	06/15/2050	2,525	2,663,078
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.25%	06/15/2041	1,245	1,384,366
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 AA, Ref. RB	5.00%	06/15/2042	1,950	2,110,486
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2041	190	207,660
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2042	75	81,173
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2043	35	37,549
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2044	195	207,674
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.00%	06/15/2045	10	10,584
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2050	870	817,674
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	5.25%	06/15/2050	2,000	2,120,476
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB	4.13%	06/15/2055	2,000	1,863,760
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2042	500	544,733
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2043	500	539,520
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2044	500	535,161
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2045	$105	$111,699
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2050	1,780	1,860,123
New Jersey (State of) Transportation Trust Fund Authority, Series 2025 AA, RB	5.00%	06/15/2055	600	624,046
New Jersey (State of) Turnpike Authority, Series 2015 E, RB	4.00%	01/01/2045	30	28,983
New Jersey (State of) Turnpike Authority, Series 2017 G, Ref. RB	4.00%	01/01/2043	420	414,585
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	4.00%	01/01/2048	5	4,789
New Jersey (State of) Turnpike Authority, Series 2019 A, RB	5.00%	01/01/2048	1,630	1,668,379
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2042	3,740	3,740,081
New Jersey (State of) Turnpike Authority, Series 2021 A, RB	4.00%	01/01/2051	3,735	3,547,376
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2042	400	430,070
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.25%	01/01/2043	1,500	1,515,082
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.00%	01/01/2046	2,400	2,528,428
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	4.50%	01/01/2048	1,795	1,828,077
New Jersey (State of) Turnpike Authority, Series 2022 B, RB	5.25%	01/01/2052	3,500	3,716,388
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.00%	01/01/2043	30	32,190
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2049	140	150,244
New Jersey (State of) Turnpike Authority, Series 2024 B, RB	5.25%	01/01/2054	10	10,664
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2042	1,000	1,084,275
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2043	1,450	1,558,959
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2044	10	10,681
New Jersey (State of) Turnpike Authority, Series 2024 C, Ref. RB	5.00%	01/01/2045	1,250	1,330,873
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	4.75%	01/01/2050	400	414,983
New Jersey (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2055	1,900	2,051,448
Newark (City of), NJ (Mulberry Pedestrian Bridge Redevelopment), Series 2022, RB, (INS - AGI)(a)	6.00%	11/15/2062	500	558,603
Passaic (County of), NJ Valley Water Commission, Series 2023, RB, (INS - AGI)(a)	4.00%	12/01/2053	5	4,837
South Jersey Transportation Authority, Series 2020 A, RB	5.00%	11/01/2045	70	71,847
South Jersey Transportation Authority, Series 2022 A, RB	4.63%	11/01/2047	20	20,091
South Jersey Transportation Authority, Series 2022 A, RB	5.25%	11/01/2052	265	274,972
South Jersey Transportation Authority, Series 2022, RB, (INS - BAM)(a)	5.25%	11/01/2052	20	20,970
				100,063,873
New Mexico-0.06%
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	3.00%	08/01/2048	890	644,168
New Mexico (State of) Hospital Equipment Loan Council, Series 2019 A, RB	4.00%	08/01/2048	270	243,732
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017 A, Ref. RB	4.00%	08/01/2046	1,025	940,783
				1,828,683
New York-21.55%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	5	4,967
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	100	103,568
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	505	535,497
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2053	1,185	1,250,033
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	310	242,456
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	2,000	1,577,090
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	1,750	1,281,562
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	500	447,528
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds), Series 2023, RB	5.25%	07/01/2052	110	111,158
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	986,509
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	915	902,067
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	195	186,766
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	5.00%	07/01/2042	1,830	1,856,691
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	370	352,185
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	670	679,426
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	285	286,771
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	2,960	3,003,978
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	2,050	1,979,735
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2045	$45	$45,530
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	3,435	3,241,009
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	35	35,391
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2043	175	174,558
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2042	375	377,104
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	195	192,147
Long Beach (City of), NY, Series 2022 B, COP, (INS - BAM)(a)	4.63%	07/15/2052	45	45,250
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	5	5,042
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	120	120,516
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	620	634,633
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	600	609,236
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2041	25	27,541
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	40	43,650
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2044	10	10,641
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	885	927,935
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	2,000	2,086,732
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	1,000	1,064,349
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB, (INS - AGI)(a)	5.00%	09/01/2043	90	97,064
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	1,000	1,072,383
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	1,500	1,566,823
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	500	460,090
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	1,185	1,082,187
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	900	827,662
Metropolitan Transportation Authority, Series 2015 B, RB	4.00%	11/15/2045	610	546,784
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	1,750	1,692,487
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	70	63,124
Metropolitan Transportation Authority, Series 2016 C-1, RB	5.00%	11/15/2046	30	30,122
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	2,590	2,455,280
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	365	331,754
Metropolitan Transportation Authority, Series 2020 A-1, RB	5.00%	11/15/2048	280	285,471
Metropolitan Transportation Authority, Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2042	15	14,491
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2047	5	4,546
Metropolitan Transportation Authority, Series 2021 A-1, RB	4.00%	11/15/2048	25	22,662
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	25	24,404
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2042	65	62,415
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2043	310	290,733
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.00%	11/15/2044	10	10,558
Metropolitan Transportation Authority, Series 2025, Ref. RB	4.63%	11/15/2050	70	69,443
Metropolitan Transportation Authority, Series 2025, Ref. RB	5.25%	11/15/2055	1,120	1,178,867
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2051	1,435	1,342,623
Metropolitan Transportation Authority (Bidding Group 2), Series 2022 A, RB	4.00%	11/15/2052	1,000	932,823
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	3.50%	11/15/2041	585	505,037
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2041	125	125,523
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.00%	11/15/2046	490	490,942
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,040	1,041,992
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2042	65	66,071
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	1,300	1,310,223
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2043	210	194,665
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	4.00%	11/15/2048	90	80,746
Metropolitan Transportation Authority (Green Bonds), Series 2017 A-1, RB	5.25%	11/15/2057	750	755,309
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	1,025	1,035,720
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	155	142,527
Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	11/15/2045	50	50,665
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	195	198,982
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	1,525	1,540,406
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	10	9,071
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2040	25	25,881
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB	5.00%	11/15/2042	120	122,920
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2046	15	13,786
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - AGI)(a)	4.00%	11/15/2047	370	338,012
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2019 C, RB, (INS - BAM)(a)	5.00%	11/15/2043	$320	$327,776
Metropolitan Transportation Authority (Green Bonds), Series 2019, RB, (INS - AGI)(a)	4.00%	11/15/2046	310	284,454
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	20	19,807
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2045	100	92,018
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	5.00%	11/15/2049	20	20,370
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,910	2,602,153
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2052	130	115,849
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2041	530	518,580
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	160	151,404
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2044	85	80,033
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2050	3,005	2,724,121
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	2,485	2,494,470
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.00%	11/15/2050	2,405	2,446,290
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	4,080	4,199,021
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	250	258,018
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2044	95	97,653
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2045	40	41,033
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2047	480	442,035
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	550	504,938
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	1,625	1,485,274
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2050	870	790,675
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	1,800	1,657,146
Metropolitan Transportation Authority (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2049	5	4,513
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	3,455	3,621,170
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	580	542,663
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,100	1,171,153
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	4.00%	11/15/2042	20	19,204
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2043	140	148,160
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	105	110,568
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.25%	11/15/2049	290	305,658
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	210	192,794
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	5.00%	11/15/2042	30	32,137
Metropolitan Transportation Authority (Green Bonds), Series 2024 B, Ref. RB	4.00%	11/15/2044	735	689,641
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2046	70	74,041
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2047	555	585,108
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	920	966,702
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2041	65	71,722
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	205	223,790
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	520	562,288
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2044	685	733,636
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	360	383,414
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	200	209,619
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	545	569,832
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2051	1,010	1,055,255
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2052	200	208,810
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	75	69,545
Metropolitan Transportation Authority (Green Bonds), Series 2025 B, Ref. RB	5.00%	11/15/2043	250	266,667
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	40	43,331
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2042	100	107,452
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.25%	11/15/2045	1,000	1,071,244
Metropolitan Transportation Authority (Green Bonds), Subseries 2016 B-1, RB	5.00%	11/15/2046	2,410	2,420,893
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	180	179,560
Monroe County Industrial Development Corp. (Rochester Regional Health), Series 2020, Ref. RB	4.00%	12/01/2046	70	61,385
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	540	528,560
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	210	205,551
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	4,480	4,095,256
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	1,035	1,074,302
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	470	469,976
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2056	685	682,927
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	190	189,172
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGI)(a)	5.00%	04/01/2049	$1,430	$1,478,876
Nassau (County of), NY, Series 2023 A, GO Bonds	4.00%	04/01/2053	810	747,933
Nassau (County of), NY, Series 2024 A, GO Bonds	4.00%	04/01/2054	10	9,265
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	640	647,961
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	25	25,091
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	730	628,519
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2041	5	4,958
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	12/15/2042	20	19,589
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.00%	06/15/2044	15	14,170
New York & New Jersey (States of) Port Authority, Series 2017, Ref. RB	5.00%	10/15/2042	25	25,553
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	940	870,286
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	45	45,216
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	09/01/2045	130	124,798
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2046	20	19,214
New York & New Jersey (States of) Port Authority, Series 2021, Ref. RB	4.00%	07/15/2051	25	23,089
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	15	15,730
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	1,120	1,188,724
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	1,000	1,053,966
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2042	10	11,020
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	10	11,090
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	20	21,828
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	85	83,037
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	4,000	4,075,353
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	35	35,636
New York & New Jersey (States of) Port Authority, Two Hundred Fifty series 2025, Ref. RB	5.00%	10/15/2041	400	449,834
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2048	1,000	1,056,320
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	1,070	1,123,236
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2042	210	228,134
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2043	410	440,800
New York & New Jersey (States of) Port Authority, Two Hundred Forty First Series 2023, RB	5.00%	07/15/2048	30	31,689
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	20	21,251
New York & New Jersey (States of) Port Authority, Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2054	740	780,341
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	50	55,553
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	60	65,834
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	60	65,868
New York & New Jersey (States of) Port Authority, Two Hundred Seventeenth Series 2019, RB	5.00%	11/01/2044	80	82,935
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	92,642
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Third Series 2022, Ref. RB	5.25%	08/01/2052	35	36,999
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Four Series 2021, Ref. RB	4.00%	07/15/2061	500	448,980
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	125	126,598
New York & New Jersey (States of) Port Authority, Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	2,400	2,438,616
New York (City of), NY, Series 2016 B-1, GO Bonds	5.00%	12/01/2041	1,465	1,479,487
New York (City of), NY, Series 2016 B-1, GO Bonds	4.00%	12/01/2043	665	637,402
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	10/01/2041	1,000	986,518
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	565	487,370
New York (City of), NY, Series 2018 E-1, GO Bonds	4.00%	03/01/2042	255	247,166
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	115	103,050
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	800	683,709
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2042	180	186,954
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2043	670	692,727
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	900	895,155
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	100	104,414
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	35	36,317
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2041	40	39,789
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2042	80	78,370
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2043	40	41,382
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2044	160	151,274
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	40	31,521
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	240	219,663
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	$480	$477,416
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2042	105	102,823
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	2,000	2,049,952
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	160	145,850
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	110	94,216
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	215	225,560
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2043	20	20,856
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	25	25,924
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	595	552,180
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2050	400	407,188
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	920	671,849
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2041	65	69,337
New York (City of), NY, Series 2022 A-1, GO Bonds	5.00%	09/01/2042	245	259,896
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	100	106,992
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	905	851,441
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	580	624,033
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	300	320,574
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2045	170	177,763
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2046	70	72,894
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	95	98,292
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2043	25	26,492
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	290	304,927
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	910	933,875
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	3,225	3,006,103
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	300	321,900
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	300	319,055
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	105	110,749
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	385	403,697
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	375	353,138
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	110	116,445
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2048	55	58,083
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2049	35	36,949
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	270	282,503
New York (City of), NY, Series 2024 C, GO Bonds	4.13%	03/01/2054	230	213,869
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	95	103,072
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	90	96,904
New York (City of), NY, Series 2024 C-1, GO Bonds	5.25%	09/01/2046	1,080	1,150,118
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2047	1,225	1,277,406
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2048	695	722,896
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2042	15	14,693
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2043	525	558,633
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2044	1,530	1,614,492
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2045	230	217,986
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2047	120	127,091
New York (City of), NY, Series 2024 D, GO Bonds	5.00%	04/01/2050	300	309,275
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	1,170	1,223,794
New York (City of), NY, Series 2024, GO Bonds	5.25%	09/01/2045	490	524,583
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2042	40	43,474
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2046	270	284,077
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2048	420	439,035
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	1,950	2,020,802
New York (City of), NY, Series 2025 A-1, GO Bonds	5.50%	08/01/2050	400	432,349
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2053	25	25,826
New York (City of), NY, Series 2025 A-1, GO Bonds	5.25%	08/01/2053	30	31,645
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2042	350	379,583
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2043	635	681,660
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2044	400	425,317
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2048	500	522,067
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2051	1,250	1,318,750
New York (City of), NY, Series 2025 D, GO Bonds	5.00%	10/01/2055	905	932,654
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2025 D, GO Bonds	5.25%	10/01/2055	$2,000	$2,103,518
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2047	505	527,447
New York (City of), NY, Series 2025 E, GO Bonds	5.25%	08/01/2050	80	84,282
New York (City of), NY, Series 2025 E, GO Bonds	5.00%	08/01/2054	25	25,741
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2040	220	227,439
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2041	45	44,391
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2042	80	77,941
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	25	25,669
New York (City of), NY, Subseries 2018 D-1, GO Bonds	4.00%	12/01/2043	155	149,319
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2044	210	214,472
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	1,255	1,278,296
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2045	80	81,273
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	740	640,936
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	160	166,749
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	815	795,229
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2043	520	536,926
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	1,020	960,814
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	27,503
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	255	203,371
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	545	591,238
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	670	722,366
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2043	350	374,737
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	2,400	2,518,460
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	21,338
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	135	145,117
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	10	10,699
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	70	74,587
New York (City of), NY, Subseries 2022 D-1, GO Bonds	4.50%	05/01/2049	125	124,000
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.00%	04/01/2041	120	128,767
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	10	9,796
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	1,685	1,813,809
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	1,665	1,776,788
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	2,540	2,671,545
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	1,730	1,600,567
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2043	390	416,025
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.00%	09/01/2044	1,495	1,580,976
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	1,475	1,548,825
New York (City of), NY, Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,360	1,245,019
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2041	10	10,924
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	500	541,672
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2043	415	445,072
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2044	5	5,312
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	1,835	1,937,502
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	15	15,790
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	1,920	1,989,257
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	1,615	1,244,138
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	4.00%	03/01/2045	350	327,117
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	505	368,127
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	03/01/2045	240	229,145
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	2,030	1,516,596
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	615	652,268
New York (City of), NY Municipal Water Finance Authority, Series 2012, RB	4.00%	06/15/2047	1,640	1,523,058
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	4.25%	06/15/2047	320	314,339
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	3.75%	06/15/2047	495	435,775
New York (City of), NY Municipal Water Finance Authority, Series 2013, RB	4.00%	06/15/2047	110	102,156
New York (City of), NY Municipal Water Finance Authority, Series 2014 AA, Ref. RB	4.00%	06/15/2044	635	610,060
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2014 CC, RB	4.00%	06/15/2045	$545	$525,444
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	400	383,042
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	1,670	1,283,407
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	4.00%	06/15/2046	225	215,758
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	4.00%	06/15/2046	500	479,461
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	155	155,592
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB, RB	3.38%	06/15/2045	80	68,112
New York (City of), NY Municipal Water Finance Authority, Series 2017 BB-1, RB	5.00%	06/15/2046	155	157,336
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	1,125	1,140,622
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	4.00%	06/15/2047	60	56,941
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.00%	06/15/2047	610	614,148
New York (City of), NY Municipal Water Finance Authority, Series 2017 DD, RB	5.25%	06/15/2047	100	100,982
New York (City of), NY Municipal Water Finance Authority, Series 2018 CC-1, RB	4.00%	06/15/2048	240	221,030
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	1,470	1,260,824
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	4.00%	06/15/2048	275	253,263
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB, RB	3.00%	06/15/2049	25	18,948
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	245	225,272
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	550	566,091
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	3,490	3,641,908
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	25	22,987
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2049	90	92,667
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-2, Ref. RB	4.00%	06/15/2041	55	54,599
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	4.00%	06/15/2049	25	23,181
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.00%	06/15/2049	1,000	1,016,064
New York (City of), NY Municipal Water Finance Authority, Series 2019 DD-1, RB	5.25%	06/15/2049	335	342,698
New York (City of), NY Municipal Water Finance Authority, Series 2019, Ref. RB	4.00%	06/15/2042	70	68,737
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	3.00%	06/15/2050	45	33,655
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	1,030	950,613
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2042	810	801,117
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	230	224,048
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	1,020	762,836
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	2,280	2,104,269
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	5.00%	06/15/2050	605	626,651
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	1,770	1,750,588
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-1, RB	4.00%	06/15/2050	1,065	982,915
New York (City of), NY Municipal Water Finance Authority, Series 2020 DD-3, Ref. RB	4.00%	06/15/2042	675	669,199
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	625	619,629
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	950	950,629
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	50	53,006
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	4.00%	06/15/2050	875	808,781
New York (City of), NY Municipal Water Finance Authority, Series 2020, RB	3.00%	06/15/2050	1,135	845,817
New York (City of), NY Municipal Water Finance Authority, Series 2020, Ref. RB	5.00%	06/15/2041	20	21,203
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.50%	06/15/2048	390	331,541
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	2,500	2,601,789
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	3.00%	06/15/2051	85	63,041
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	5,225	4,812,270
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	1,315	1,054,499
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	5.00%	06/15/2044	795	840,489
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	1,240	1,181,978
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,810	1,667,026
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	10	10,371
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	1,595	1,675,598
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	855	786,757
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	5.00%	06/15/2052	995	1,033,035
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	4.00%	06/15/2045	645	614,819
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	65	68,540
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2046	3,145	3,021,126
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,040	1,946,384
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.00%	06/15/2047	1,095	1,144,316
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	2,525	2,685,693
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2023 DD, Ref. RB	5.00%	06/15/2046	$285	$298,751
New York (City of), NY Municipal Water Finance Authority, Series 2023, Ref. RB	5.25%	06/15/2046	15	15,993
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	2,005	2,086,415
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.25%	06/15/2053	265	281,262
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	575	528,263
New York (City of), NY Municipal Water Finance Authority, Series 2024 BB, Ref. RB	4.00%	06/15/2045	20	19,053
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2046	50	52,909
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2048	385	403,812
New York (City of), NY Municipal Water Finance Authority, Series 2024, RB	5.00%	06/15/2049	250	261,735
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2043	1,445	1,571,246
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	4.00%	06/15/2044	150	143,905
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2048	5	5,255
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2050	115	122,646
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.00%	06/15/2052	1,280	1,333,278
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	4.25%	06/15/2053	1,130	1,090,995
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	20	21,250
New York (City of), NY Municipal Water Finance Authority, Series 2025, Ref. RB	5.00%	06/15/2046	150	158,726
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	4.00%	06/15/2049	1,500	1,379,216
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-1, RB	5.00%	06/15/2049	4,165	4,272,847
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	585	581,406
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	1,125	1,207,713
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	1,500	1,598,185
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.00%	06/15/2053	1,500	1,558,861
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	1,025	1,084,537
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	1,410	1,488,968
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	35	37,196
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2045	5	5,283
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	1,245	1,328,653
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	2,310	2,444,335
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-2, Ref. RB	5.00%	06/15/2046	560	591,647
New York (City of), NY Transitional Finance Authority, Series 2012 S-1, RB	4.00%	07/15/2042	45	43,528
New York (City of), NY Transitional Finance Authority, Series 2013 I, RB	4.00%	05/01/2043	40	39,411
New York (City of), NY Transitional Finance Authority, Series 2015 S, RB	4.00%	07/15/2042	170	164,438
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	4.00%	07/15/2044	290	271,288
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	4.00%	07/15/2045	135	126,583
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	625	608,587
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	140	137,834
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2043	205	199,285
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	530	509,268
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	900	886,076
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	30	30,399
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	50	50,574
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	100	101,619
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	1,955	1,688,696
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	4.00%	05/01/2044	395	380,328
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	370	355,608
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	445	459,428
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2042	465	456,029
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2043	680	658,463
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	100	95,549
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2043	20	20,493
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	5.00%	07/15/2045	310	316,273
New York (City of), NY Transitional Finance Authority, Series 2018 S-1, RB	3.50%	07/15/2047	1,090	933,730
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	5.00%	07/15/2043	65	66,602
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	330	309,446
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	3.63%	07/15/2047	820	718,545
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	665	661,811
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	520	511,701
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	220	213,672
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	65	51,640
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2041	$70	$69,699
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2042	80	78,614
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2043	185	179,565
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	1,290	1,231,962
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	285	218,950
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2047	40	37,342
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	3,200	3,206,256
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	1,255	1,231,761
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	1,955	1,845,524
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2041	45	44,758
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	105	102,940
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2044	130	124,673
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2045	10	9,413
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2046	35	32,760
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	195	193,971
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	270	285,242
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2042	40	39,248
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	945	917,335
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2044	335	321,556
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	50	47,200
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	250	195,734
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2047	300	279,977
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	11/01/2050	15	11,199
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2041	65	55,626
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	140	136,843
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	1,205	1,150,316
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	3.00%	08/01/2048	20	15,270
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2041	225	223,485
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2042	1,730	1,693,520
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	1,140	1,107,541
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	1,020	970,572
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	1,135	1,052,176
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	2.25%	02/01/2051	315	196,387
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	670	500,028
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	40	42,970
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.25%	08/01/2042	350	378,430
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	25	26,386
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	1,340	1,403,802
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	1,625	1,518,539
New York (City of), NY Transitional Finance Authority, Series 2022 C-1, RB	4.00%	02/01/2051	35	31,870
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	4.00%	02/01/2051	425	386,997
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2041	5	5,346
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	120	127,288
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	630	662,813
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	465	485,710
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2047	355	366,273
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2051	10	10,248
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	1,005	999,164
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2042	1,100	1,079,119
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	95	92,275
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	765	799,071
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2047	3,535	3,300,999
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	1,600	1,650,807
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2041	1,000	1,082,530
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2042	1,520	1,628,404
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	345	366,385
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	790	831,090
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2045	200	209,401
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	695	722,949
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	350	363,275
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	$400	$414,253
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	4.00%	05/01/2053	1,000	912,032
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	80	82,298
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	1,000	1,071,215
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	1,015	1,099,436
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2041	800	864,319
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	770	823,362
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	1,275	1,351,541
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2044	1,040	1,092,789
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	25	26,152
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	800	843,109
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	2,050	1,890,361
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2041	20	21,747
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	215	241,246
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	55	59,167
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2045	65	68,242
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2048	500	518,988
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	1,525	1,611,268
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	290	305,131
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	1,000	1,052,176
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	335	349,275
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	1,130	1,102,779
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	1,190	1,276,217
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2041	35	38,400
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2042	1,610	1,744,331
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2044	620	657,655
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	280	295,361
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	1,055	1,104,485
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2047	1,355	1,414,930
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2048	1,000	1,041,543
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	1,010	1,070,755
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2050	1,370	1,420,907
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	4.00%	05/01/2051	535	488,572
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2041	15	16,462
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2042	150	162,515
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	250	273,344
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	280	297,006
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2045	120	129,067
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	855	910,660
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2049	740	769,347
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2050	70	72,601
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.50%	05/01/2052	1,035	1,119,035
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	4.25%	05/01/2054	1,255	1,199,306
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	430	469,893
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	80	87,203
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	120	129,306
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	860	917,735
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	105	110,956
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2045	95	99,890
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	585	610,728
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	315	327,935
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	270	280,451
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	500	518,460
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	3,500	3,679,736
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	4.25%	02/01/2054	15	14,314
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	100	107,982
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	515	550,373
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	530	560,633
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	215	224,642
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	1,305	1,360,082
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	$1,485	$1,577,700
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2041	65	71,030
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	255	268,388
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.00%	05/01/2046	60	56,808
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	255	269,710
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	910	959,451
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.13%	05/01/2052	50	46,757
New York (City of), NY Transitional Finance Authority, Series 2024, Ref. RB	5.00%	11/01/2040	400	442,158
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2044	10	10,663
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.00%	05/01/2045	30	31,795
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.50%	05/01/2050	720	784,929
New York (City of), NY Transitional Finance Authority, Series 2025 A, RB	5.25%	05/01/2052	960	1,018,687
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2047	500	536,141
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2048	500	535,481
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.00%	05/01/2051	1,450	1,507,522
New York (City of), NY Transitional Finance Authority, Series 2025 B, RB	5.25%	05/01/2055	2,275	2,408,476
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2041	335	367,641
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2042	95	102,926
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2043	290	311,011
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	315	334,131
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	450	474,688
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	205	214,615
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	1,530	1,597,670
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.50%	11/01/2049	1,000	1,085,311
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	4.13%	11/01/2053	1,005	937,997
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2053	1,860	1,925,013
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2041	1,000	1,102,012
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2042	345	375,126
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2043	560	602,450
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2044	565	600,891
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	1,175	1,232,622
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	295	315,078
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2050	30	31,165
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.50%	11/01/2051	1,000	1,085,690
New York (City of), NY Transitional Finance Authority, Series 2025 S-1, RB	5.00%	07/15/2042	15	16,460
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2043	70	75,306
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2044	105	111,670
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.00%	05/01/2045	185	195,614
New York (City of), NY Transitional Finance Authority, Series 2025, RB	5.25%	05/01/2055	750	792,218
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	775	763,626
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	455	372,491
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	4.00%	02/01/2041	190	187,376
New York (City of), NY Transitional Finance Authority, Subseries 2016 E-1, RB	5.00%	02/01/2042	175	175,129
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	525	450,958
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	680	675,450
New York (City of), NY Transitional Finance Authority, Subseries 2018 A-1, RB	5.00%	08/01/2042	40	41,274
New York (City of), NY Transitional Finance Authority, Subseries 2019 S1B, RB	3.00%	07/15/2049	360	271,222
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	50	47,958
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	1,005	1,098,888
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2042	1,000	1,084,115
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2043	170	182,568
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	2,095	2,258,309
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.00%	11/01/2046	1,000	1,038,138
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2048	1,400	1,473,788
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	195	205,812
New York (State of), Series 2013 A, GO Bonds	3.50%	03/01/2043	175	161,938
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2041	10	10,087
New York (State of) Dormitory Authority, Series 2016 A, RB	4.00%	07/01/2041	70	69,616
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	10	10,077
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	$410	$416,557
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2043	30	30,432
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2044	15	15,194
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2045	55	51,884
New York (State of) Dormitory Authority, Series 2017 A, RB	4.00%	03/15/2046	1,270	1,177,632
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	200	203,301
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2045	35	32,536
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2046	715	660,893
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2047	5	4,605
New York (State of) Dormitory Authority, Series 2017 C, RB	4.00%	03/15/2047	690	644,966
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2041	135	139,225
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2043	495	475,258
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	4.00%	03/15/2048	340	315,796
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	1,200	1,226,772
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	1,605	1,512,540
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	750	781,343
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	435	451,144
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2043	55	56,826
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2044	15	15,444
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2045	500	514,246
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	1,000	1,025,739
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2048	50	46,114
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	4.00%	03/15/2049	530	486,178
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	2,860	2,186,457
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	40	29,976
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	70	63,417
New York (State of) Dormitory Authority, Series 2020 A, RB	5.00%	10/01/2050	745	841,380
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	1,320	1,182,655
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	1,740	1,510,552
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	600	508,198
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2043	1,380	1,342,502
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	65	62,041
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	725	676,520
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	540	498,847
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	4,695	4,355,901
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	5	3,750
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	1,120	1,031,172
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2041	565	565,013
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	570	563,426
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2043	385	374,539
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	5.00%	03/15/2044	50	52,026
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	390	361,618
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	1,680	1,614,065
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	165	152,992
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2048	300	277,137
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2049	50	46,019
New York (State of) Dormitory Authority, Series 2021, Ref. RB	4.00%	03/15/2043	145	140,419
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2050	580	431,737
New York (State of) Dormitory Authority, Series 2021, Ref. RB	3.00%	03/15/2051	270	199,516
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	10	9,668
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2041	2,225	2,386,045
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	365	359,085
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	270	261,470
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	03/15/2046	1,650	1,709,616
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	490	451,742
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	1,010	833,251
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	2,550	2,571,684
New York (State of) Dormitory Authority, Series 2022, Ref. RB	4.00%	05/01/2045	85	79,463
New York (State of) Dormitory Authority, Series 2023 A, Ref. RB	4.00%	03/15/2041	985	979,879
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2041	120	131,175
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2042	$50	$54,116
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2043	40	39,313
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2045	630	664,696
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	1,050	989,428
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	40	41,475
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	45	49,928
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2043	70	75,703
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2045	265	281,697
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2048	40	41,962
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2052	1,065	1,111,706
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2055	795	827,515
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	160	175,347
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2044	65	69,534
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2046	60	63,375
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2047	70	73,642
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	645	675,887
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2049	100	103,914
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,020	1,066,023
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2053	500	521,190
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2054	1,000	1,041,655
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2056	150	156,057
New York (State of) Dormitory Authority, Series 2024 A, RB	5.50%	05/01/2056	100	103,125
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	350	383,873
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	1,515	1,647,244
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	760	818,992
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	1,230	1,311,802
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	625	659,488
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	70	73,337
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	500	468,592
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	605	642,845
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	120	127,372
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	3,315	3,508,194
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	2,180	2,000,256
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	4,060	4,401,922
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	200	223,163
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2042	15	16,491
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2043	945	1,024,191
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	400	428,937
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2045	170	181,118
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2047	240	252,840
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	1,185	1,243,669
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2051	1,450	1,516,872
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	4.00%	03/15/2054	955	886,335
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2054	1,025	1,069,891
New York (State of) Dormitory Authority, Series 2024, RB	5.25%	07/01/2054	640	658,264
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2041	1,000	1,106,626
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2042	1,280	1,403,030
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	220	236,092
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2044	35	37,643
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2045	120	127,278
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2046	10	10,604
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	20	21,139
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2047	500	527,914
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2048	255	266,736
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2049	35	36,569
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2050	620	646,191
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.25%	03/15/2050	560	600,753
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2051	1,000	1,041,469
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	780	809,939
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2055	2,500	2,612,187
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2025 B, Ref. RB	5.00%	03/15/2052	$1,510	$1,571,447
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2043	355	386,670
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2047	35	37,589
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.25%	03/15/2050	1,450	1,548,360
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.50%	03/15/2053	1,350	1,468,232
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	1,060	1,102,439
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2050	750	756,758
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2055	200	215,125
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2046	10	9,370
New York (State of) Dormitory Authority (Bid Group 4), Series 2018 A, RB	4.00%	03/15/2048	690	640,881
New York (State of) Dormitory Authority (Bid Group 5), Series 2020 A, Ref. RB	3.00%	03/15/2050	2,750	2,039,784
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2043	90	92,793
New York (State of) Dormitory Authority (Bidding Group 2), Series 2018 E, Ref. RB	5.00%	03/15/2044	100	102,781
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	5.00%	02/15/2042	85	86,586
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	115	107,760
New York (State of) Dormitory Authority (Bidding Group 3), Series 2018 A, RB	5.00%	03/15/2042	75	77,111
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	1,205	1,044,567
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	1,010	1,033,673
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2045	15	15,333
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	4.00%	03/15/2047	1,665	1,555,319
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	4.00%	03/15/2044	135	129,586
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	1,635	1,608,504
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2045	385	367,329
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2046	305	284,605
New York (State of) Dormitory Authority (Bidding Group 5), Series 2020 A, Ref. RB	4.00%	03/15/2047	1,165	1,080,217
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	750	854,268
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	540	542,614
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	665	754,432
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	4.00%	07/01/2050	115	106,389
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	800	805,944
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	895	833,411
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,065	1,871,104
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	945	971,599
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	1,225	1,179,479
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	90	84,517
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	2,000	1,460,607
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	535	507,501
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017, Ref. RB	5.00%	07/01/2042	160	163,097
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	210	193,082
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB	4.00%	09/01/2050	30	25,541
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	335	247,439
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	4.00%	07/01/2043	3,240	3,012,048
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,020	1,021,911
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2047	75	65,751
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	235	199,555
New York (State of) Dormitory Authority (New School (The)), Series 2025 A, Ref. RB	4.25%	07/01/2050	315	293,170
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	935	900,046
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	405	423,231
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2049	15	15,453
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	3.00%	07/01/2041	340	301,111
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	1,260	1,197,685
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	2,170	2,229,318
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2041	25	27,758
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	70	74,968
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	5	5,315
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2047	200	210,499
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	2,615	2,455,440
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	$1,625	$1,460,920
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	110	115,200
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	1,640	1,562,654
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	5.00%	07/01/2049	80	81,425
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	55	50,224
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	55	55,164
New York (State of) Dormitory Authority (St. John’s University), Series 2021 A, Ref. RB	4.00%	07/01/2048	260	231,540
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	250	227,908
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds), Series 2023, RB	5.00%	07/01/2053	25	26,179
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2042	1,500	1,520,714
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	3,000	2,950,098
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,470	1,407,071
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	2,335	2,164,702
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2055	3,010	2,749,128
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	3.25%	11/15/2060	1,620	1,210,051
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2060	100	90,547
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2042	125	137,655
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	125	114,572
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2047	1,740	1,631,930
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	335	309,787
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	330	297,395
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2048	20	21,156
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.00%	11/15/2053	35	36,639
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2058	1,200	1,262,018
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2023, RB, (INS - AGI)(a)	5.13%	11/15/2063	70	73,474
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,750	1,750,291
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2051	190	170,107
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	285	285,016
New York (State of) Thruway Authority, Series 2016 A, RB	4.00%	01/01/2056	355	312,020
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	3,500	3,500,938
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	500	492,364
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	2,115	1,989,648
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	935	726,079
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	355	324,489
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2053	735	529,585
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	365	330,900
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	1,365	1,284,099
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2050	1,035	944,742
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	3.00%	01/01/2053	740	536,375
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	335	303,752
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2042	40	39,867
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2044	105	102,329
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	235	225,557
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2048	320	243,352
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	3,430	2,594,430
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2050	225	168,102
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	105	101,228
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	2,095	1,586,526
New York (State of) Thruway Authority, Series 2021 O, Ref. RB	4.00%	01/01/2045	130	125,760
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.00%	03/15/2050	605	564,820
New York (State of) Thruway Authority, Series 2022 A, Ref. RB	4.13%	03/15/2052	1,420	1,338,481
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2042	$35	$38,304
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2043	220	238,595
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2044	365	392,210
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.00%	01/01/2049	885	934,087
New York (State of) Thruway Authority, Series 2024 P, Ref. RB	5.25%	01/01/2054	905	963,161
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2044	1,405	1,505,246
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2045	15	15,937
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2046	5	5,269
New York (State of) Thruway Authority, Series 2025 A, RB	5.00%	03/15/2047	1,000	1,049,303
New York (State of) Thruway Authority, Series 2025, RB	5.00%	03/15/2055	1,600	1,664,059
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	55	50,028
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	975	909,718
New York (State of) Thruway Authority (Bidding Group 1), Series 2022, Ref. RB	4.00%	03/15/2044	360	346,312
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	1,090	1,122,012
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	1,155	1,075,416
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2043	1,035	1,006,876
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2042	235	234,220
New York (State of) Thruway Authority (Bidding Group 2), Series 2025 A, RB	5.00%	03/15/2042	1,750	1,922,707
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2056	975	908,821
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	150	162,086
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	80	85,691
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2052	300	275,678
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2054	530	484,112
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	180	163,916
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	10	10,518
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	1,205	1,259,456
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	1,025	1,059,940
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	455	434,860
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	540	412,505
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	1,545	1,394,498
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2059	565	508,476
New York (State of) Thruway Authority (Bidding Group 5), Series 2022 A, Ref. RB	4.00%	03/15/2051	1,350	1,259,785
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	125	125,508
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	5	4,800
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	15	14,774
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	760	751,235
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2046	10	9,642
New York (State of) Thruway Authority (Group 2), Series 2021 O, Ref. RB	4.00%	01/01/2048	115	110,013
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	85	81,529
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2046	65	61,134
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	3.00%	03/15/2051	270	200,599
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	40	44,918
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	1,150	1,204,311
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	1,135	1,197,889
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2023 TE-2, Ref. RB	5.00%	06/15/2053	1,000	1,053,622
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	465	448,091
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	2,999,916
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	2,130	1,838,349
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	1,000	755,305
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,420	1,384,996
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	45	37,280
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	90	68,321
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	785	637,804
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,403,598
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,599,635
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	2,470	1,818,428
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	1,390	1,018,613
New York State Environmental Facilities Corp., Series 2016, Ref. RB	4.00%	06/15/2046	5	4,811
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	80	85,576
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds), Series 2017 E, RB	5.00%	06/15/2042	$10	$10,219
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2016 A, Ref. RB	5.00%	06/15/2041	170	170,686
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2045	2,000	1,939,720
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2020, Ref. RB	4.00%	06/15/2049	2,850	2,720,582
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	1,840	1,769,437
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	1,250	1,310,996
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	395	422,277
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	870	943,114
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2043	50	48,582
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2044	75	71,754
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2045	1,055	986,063
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2046	15	13,909
New York State Urban Development Corp., Series 2017 C, Ref. RB	4.00%	03/15/2047	35	32,245
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2042	115	118,880
New York State Urban Development Corp., Series 2019 A, RB	5.00%	03/15/2043	40	41,215
New York State Urban Development Corp., Series 2019 A, RB	4.00%	03/15/2048	2,050	1,891,595
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2042	20	19,723
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	745	721,199
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	5	3,740
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2046	725	673,962
New York State Urban Development Corp., Series 2019, RB	4.00%	03/15/2047	120	111,374
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	500	528,519
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	250	262,815
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	3,000	2,830,033
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	3,585	3,310,626
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	1,480,857
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	1,025	1,021,642
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	375	353,754
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2047	1,000	1,032,012
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2049	1,125	1,038,899
New York State Urban Development Corp., Series 2020 C, Ref. RB	5.00%	03/15/2050	10	10,280
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	190	146,117
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2048	340	257,946
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	200	149,878
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2050	50	37,021
New York State Urban Development Corp., Series 2020, Ref. RB	4.00%	03/15/2042	1,130	1,111,688
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	70	73,166
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	665	691,096
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	590	447,612
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	200	185,062
New York State Urban Development Corp., Series 2021 A, Ref. RB	2.63%	03/15/2051	110	75,967
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2041	1,035	1,115,810
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2043	20	21,183
New York State Urban Development Corp., Series 2022, Ref. RB	5.00%	03/15/2044	55	57,811
New York State Urban Development Corp., Series 2023 B, Ref. RB	4.00%	03/15/2050	5	4,652
New York State Urban Development Corp., Series 2024 A, GO Bonds	5.00%	03/15/2054	415	431,980
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	30	26,121
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2042	80	67,965
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2041	15	16,416
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2042	135	146,487
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	160	171,764
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	510	482,281
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2045	$730	$684,396
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2046	620	576,720
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	1,170	1,134,015
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	1,650	1,556,518
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	2,105	2,011,340
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	1,185	1,118,677
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2047	1,375	1,286,831
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	115	121,782
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	65	68,348
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	20	20,887
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2041	1,000	996,723
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2042	50	49,190
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2043	15	14,557
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	190	181,777
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	1,615	1,511,773
New York State Urban Development Corp. (Bidding Group 4), Series 2020, Ref. RB	4.00%	03/15/2045	25	23,584
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	741,740
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	25	25,912
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	330	341,530
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	140	144,744
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	15	15,639
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	65	67,650
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	1,310	1,361,080
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,000	1,034,525
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2040	1,550	1,536,738
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	870	850,239
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2042	50	48,009
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	295	223,573
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	20	20,871
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	400	414,886
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	1,430	1,302,022
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	410	368,772
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	920	914,632
Saratoga County Capital Resource Corp. (WSWHE Boces Project), Series 2025, RB	5.00%	07/01/2047	40	42,422
Schenectady County Capital Resource Corp. (Union College), Series 2017, Ref. RB	5.00%	01/01/2047	50	50,316
Suffolk (County of), NY Water Authority, Series 2018 A, RB	4.00%	06/01/2041	40	40,300
Suffolk (County of), NY Water Authority, Series 2018 A, RB	3.25%	06/01/2043	990	875,709
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	660	547,529
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2045	200	163,515
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2050	165	165,003
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	820	823,298
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,125	1,127,554
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2042	100	101,798
Triborough Bridge & Tunnel Authority, Series 2017 A, RB	5.00%	11/15/2047	20	20,239
Triborough Bridge & Tunnel Authority, Series 2018, RB	4.00%	11/15/2047	15	14,021
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2045	130	102,155
Triborough Bridge & Tunnel Authority, Series 2019 C, RB	3.00%	11/15/2048	100	74,943
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	845	790,916
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	5.00%	05/15/2051	3,470	3,580,377
Triborough Bridge & Tunnel Authority, Series 2021 C-1A, RB	4.00%	05/15/2046	690	646,853
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	530	391,185
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	510	466,385
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2041	185	200,078
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2042	30	32,166
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2047	60	62,710
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	4.00%	11/15/2052	300	278,509
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	$25	$27,264
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2042	520	553,126
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	4.13%	05/15/2052	230	214,737
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	2,655	2,772,400
Triborough Bridge & Tunnel Authority, Series 2022, Ref. RB	5.00%	05/15/2052	1,050	1,179,898
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2042	50	54,512
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	230	248,086
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	170	181,756
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	1,030	1,077,504
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	11/15/2051	155	165,380
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	05/15/2054	875	802,670
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	755	785,944
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.00%	11/15/2054	335	309,608
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2059	2,195	2,312,952
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	2,000	1,822,939
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	3,050	3,200,759
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2040	5	5,594
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.00%	11/15/2048	250	264,245
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.25%	11/15/2050	245	263,084
Triborough Bridge & Tunnel Authority, Series 2025 A, RB	5.50%	11/15/2053	630	689,683
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2042	205	226,968
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2043	135	147,757
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2044	115	124,419
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2045	335	360,047
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2046	50	53,231
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.25%	12/01/2047	10	10,723
Triborough Bridge & Tunnel Authority, Series 2025, RB	5.00%	12/01/2050	750	782,305
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2046	110	114,226
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	50	44,810
Triborough Bridge & Tunnel Authority, Subseries 2021 B-1, Ref. RB	5.00%	05/15/2056	4,250	4,289,031
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.00%	11/15/2048	620	648,523
Triborough Bridge & Tunnel Authority, Subseries 2023 B-1, RB	5.25%	11/15/2053	1,325	1,405,492
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	50	50,369
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	5.25%	05/15/2047	935	986,731
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022, RB	4.50%	05/15/2052	345	345,622
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2040	20	22,571
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	435	477,228
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	190	204,114
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2049	100	104,731
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	20	20,883
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	4.13%	05/15/2054	530	491,138
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	1,805	1,913,149
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	1,805	1,922,391
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2017 C-2, RB	5.00%	11/15/2042	1,750	1,791,900
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2043	30	30,815
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	5.00%	11/15/2046	25	25,575
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2018 A, RB	4.00%	11/15/2048	1,500	1,396,417
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 A, RB	5.00%	11/15/2049	25	25,568
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2041	50	50,087
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2042	590	584,331
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2019 C, RB	4.00%	11/15/2043	480	467,383
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2049	145	149,648
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	4.00%	11/15/2054	1,125	1,041,449
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,250	1,284,229
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	1,055	1,084,428
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	4.00%	11/15/2056	1,540	1,405,013
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	1,500	1,537,408
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 C-1A, RB	5.00%	05/15/2051	1,000	1,033,310
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	4.00%	05/15/2052	3,700	3,410,526
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	$375	$396,355
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2043	1,005	1,059,377
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2044	1,000	1,047,301
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	565	585,781
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	4.00%	05/15/2051	710	649,281
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	1,555	1,612,194
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	4,650	4,224,919
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	1,000	1,043,179
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels) (Green Bonds), Series 2023 C, Ref. RB	5.25%	11/15/2042	135	149,123
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	290	271,507
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	1,525	1,582,924
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.13%	05/15/2053	120	112,962
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	2,500	2,361,569
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	225	221,817
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.00%	12/01/2041	85	95,246
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.25%	12/01/2054	265	281,085
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2025, RB	5.50%	12/01/2059	1,000	1,078,282
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute), Series 2020, Ref. RB	4.00%	09/01/2040	500	496,592
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2047	15	15,480
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.00%	11/01/2051	1,500	1,537,456
				717,499,967
North Carolina-0.78%
Brunswick (City of), NC, Series 2020, RB	3.00%	04/01/2046	535	414,754
Cary (Town of), NC, Series 2017 B, Ref. RB	4.00%	12/01/2042	10	10,036
Charlotte (City of), NC, Series 2022 A, Ref. RB	5.00%	07/01/2045	260	275,933
Charlotte (City of), NC, Series 2022 A, Ref. RB	4.00%	07/01/2052	60	58,944
Charlotte (City of), NC, Series 2023 A, RB	5.00%	07/01/2053	10	10,430
Charlotte (City of), NC, Series 2023 A, RB	5.25%	07/01/2053	5	5,311
Charlotte (City of), NC, Series 2025 A, Ref. RB	5.25%	07/01/2055	500	539,446
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,020,995
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	1,793,392
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019, RB	4.00%	07/01/2044	245	241,619
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	3.00%	07/01/2046	500	387,629
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2021 A, Ref. RB	4.00%	07/01/2051	925	883,662
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022 A, RB	4.00%	07/01/2052	500	476,417
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2022, RB	4.00%	07/01/2047	15	14,588
Charlotte (City of), NC (Transit), Series 2021 A, Ref. COP	3.00%	06/01/2048	1,005	757,831
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2022, Ref. RB	4.00%	01/15/2043	170	168,547
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems), Series 2016, Ref. RB	4.00%	01/15/2045	180	172,482
Fayetteville (City of), NC, Series 2023, RB	4.50%	03/01/2049	200	202,511
Guildford (City of), NC, Series 2025, GO Bonds	4.00%	03/01/2044	5	5,009
Guilford (County of), NC, Series 2025, GO Bonds	4.00%	03/01/2043	520	523,801
Nash Health Care Systems, Series 2025, RB	5.75%	02/01/2050	250	271,304
Nash Health Care Systems, Series 2025, RB	5.25%	02/01/2055	385	400,039
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2016 B, Ref. RB	5.00%	10/01/2044	230	231,382
North Carolina (State of) Medical Care Commission, Series 2024, RB	5.13%	10/01/2054	1,000	1,001,800
North Carolina (State of) Medical Care Commission (Duke University Health system), Series 2016, Ref. RB	4.00%	06/01/2042	385	385,055
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging), Series 2021, RB	4.00%	03/01/2051	25	20,611
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2013, Ref. RB	4.00%	11/01/2046	1,880	1,737,458
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019 A, RB	4.00%	11/01/2049	1,415	1,280,287
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	3.13%	11/01/2049	365	284,102
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-(continued)
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group), Series 2019, RB	4.00%	11/01/2052	$1,025	$911,829
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	3.00%	07/01/2045	1,000	818,104
North Carolina (State of) Medical Care Commission (Rex Healthcare), Series 2020 A, RB	4.00%	07/01/2049	290	280,123
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	4.00%	06/01/2045	5	4,577
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2045	200	200,075
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group), Series 2012 A, RB	4.00%	12/01/2045	755	721,493
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2047	2,500	2,506,241
North Carolina (State of) Turnpike Authority, Series 2017 A, Ref. RB	5.00%	07/01/2051	35	35,066
North Carolina (State of) Turnpike Authority, Series 2018, Ref. RB, (INS - AGI)(a)	4.00%	01/01/2041	255	255,313
North Carolina (State of) Turnpike Authority, Series 2019, RB	5.00%	01/01/2049	115	116,794
North Carolina (State of) Turnpike Authority (Triangle Expressway System), Series 2024, RB, (INS - AGI)(a)	5.00%	01/01/2058	1,910	1,968,924
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	5.00%	01/01/2043	15	15,403
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB	4.00%	01/01/2055	325	290,578
North Carolina (State of) Turnpike Authority (Triangle Expressway), Series 2019, RB, (INS - AGI)(a)	5.00%	01/01/2049	975	994,579
Raleigh (City of), NC Combined Enterprise System, Series 2016 A, RB	4.00%	03/01/2046	105	103,859
Raleigh (City of), NC Combined Enterprise System, Series 2023, Ref. RB	4.00%	09/01/2053	65	63,621
University of North Carolina at Chapel Hill, Series 2016, RB	4.00%	02/01/2046	5	4,792
University of North Carolina at Chapel Hill, Series 2019, RB	5.00%	02/01/2049	1,580	1,769,569
Wake (County of), NC Industrial Facilities & Pollution Control Financing Authority (Duke Energy Progress, Inc.), Series 2013, Ref. RB	4.00%	06/01/2041	385	385,023
				26,021,338
North Dakota-0.15%
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2046	70	60,889
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB	4.00%	12/01/2051	125	104,384
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2046	1,665	1,280,652
Grand Forks (City of), ND (Altru Health System), Series 2021, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2051	580	416,999
Grand Forks (City of), ND (Altru Health System), Series 2023 A, RB, (INS - AGI)(a)	5.00%	12/01/2053	235	240,461
State Board of Higher Education of the State of North Dakota, Series 2019, RB, (INS - AGI)(a)	4.00%	04/01/2050	230	208,319
University of North Dakota, Series 2018, COP	5.00%	04/01/2057	200	202,537
University of North Dakota, Series 2021 A, COP, (INS - AGI)(a)	3.00%	06/01/2061	3,500	2,476,964
				4,991,205
Ohio-1.64%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group), Series 2020, Ref. RB(c)(d)	3.00%	11/15/2030	1,000	1,024,454
Allen (County of), IN, Series 2025, Ref. RB	5.00%	11/01/2041	10	10,987
Allen (County of), OH, Series 2017 A, Ref. RB	4.00%	08/01/2047	810	749,380
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.00%	11/01/2044	2,305	2,173,072
Allen (County of), OH (Mercy Health), Series 2015 A, Ref. RB	4.25%	11/01/2045	25	23,989
Allen (County of), OH (Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2040	470	470,428
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016 A, Ref. RB(c)(d)	5.00%	02/15/2026	45	45,225
American Municipal Power, Inc. (Combined Hydroelectric), Series 2016, Ref. RB(c)(d)	5.00%	02/15/2026	10	10,050
American Municipal Power, Inc. (Fremont Energy Center), Series 2017, Ref. RB	4.00%	02/15/2042	300	296,736
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB(c)(d)	5.00%	02/15/2026	2,555	2,567,751
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2050	190	202,817
Bedford City School District, Series 2025, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2055	1,000	1,065,135
Berea City School District, Series 2017, GO Bonds, (INS - BAM)(a)	4.00%	12/01/2053	560	515,771
Brunswick City School District, Series 2023, GO Bonds, (INS - BAM)(a)	5.50%	12/01/2060	200	212,256
Butler (County of), OH, Series 2016, Ref. RB	4.00%	11/15/2040	20	18,535
Butler (County of), OH (UC Health), Series 2016, Ref. RB	5.00%	11/15/2045	970	963,469
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	4.00%	12/01/2042	1,045	975,774
Chillicothe (City of), OH (Adena Health System Obligated Group), Series 2017, Ref. RB	5.00%	12/01/2047	120	120,125
Clermont (County of), OH, Series 2015, RB, (INS - BAM)(a)	4.25%	12/01/2053	240	225,811
Cleveland Municipal School District, Series 2015 A, GO Bonds, (CEP - Ohio School District)	4.35%	12/01/2045	10	9,811
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2050	75	79,791
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB	5.25%	01/01/2055	$35	$37,074
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2042	305	305,035
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.25%	02/15/2047	300	293,793
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2052	510	487,778
Cuyahoga (County of), OH (MetroHealth System), Series 2017, Ref. RB	5.00%	02/15/2057	1,000	918,881
Cuyahoga Community College District, Series 2018, GO Bonds	4.00%	12/01/2042	225	224,875
Dublin City School District (Construction and Improvement), Series 2019, GO Bonds	3.63%	12/01/2048	85	74,188
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2045	200	200,121
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2043	15	15,456
Franklin (County of), OH, Series 2018, RB	5.00%	06/01/2048	425	434,531
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2044	365	343,321
Franklin (County of), OH, Series 2019 A, RB	4.00%	12/01/2049	445	397,172
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2015, RB	4.00%	11/01/2045	535	518,517
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2016, Ref. RB	4.00%	11/01/2040	300	300,125
Franklin (County of), OH (Nationwide Children’s Hospital), Series 2019, RB	5.00%	11/01/2048	800	881,251
Franklin (County of), OH (OhioHealth Corp.), Series 2015, RB	4.13%	05/15/2045	500	481,597
Franklin (County of), OH (Ohiohealth Corporation), Series 2018 A, RB	4.00%	05/15/2047	1,020	954,776
Franklin (County of), OH (Ohiohealth Corporation), Series 2018 A, RB	5.00%	05/15/2047	920	932,478
Franklin (County of), OH (Trinity Health Credit Group), Series 2017 A, RB	5.00%	12/01/2047	160	161,104
Franklin (County of), OH (Trinity Health Credit Group), Series 2017, RB	4.00%	12/01/2046	305	280,167
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	680	663,638
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	12/01/2048	1,030	999,005
Greater Cincinnati (Port of), OH Development Authority, Series 2024, Ref. RB, (INS - AGI)(a)	4.38%	12/01/2058	430	417,981
Hamilton (County of), OH (Cincinnati Children’s Hospital), Series 2019 CC, RB	5.00%	11/15/2049	1,900	2,077,924
Hamilton (County of), OH (Life Enriching Communities), Series 2025, Ref. RB	5.50%	01/01/2055	190	193,387
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	4.25%	08/15/2047	790	754,617
Hamilton (County of), OH (Trihealth, Inc. Obligated Group), Series 2017 A, RB	5.00%	08/15/2047	15	15,128
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	3.75%	08/15/2050	215	182,814
Hamilton (County of), OH (Trihealth, Inc. Obligated), Series 2020, Ref. RB	4.00%	08/15/2050	130	118,198
Hamilton (County of), OH (UC Health), Series 2020, RB	4.00%	09/15/2050	25	20,878
JobsOhio Beverage System, Series 2025, Ref. RB	5.00%	01/01/2053	500	528,004
Licking Heights Local School District, Series 2022, GO Bonds	5.50%	10/01/2059	250	264,403
Marysville (City of), OH, Series 2016, Ref. RB, (INS - BAM)(a)	4.00%	12/01/2046	110	104,457
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	1,500	1,443,846
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2020, Ref. RB	4.00%	08/01/2047	880	776,420
Middleburg Heights (City of), OH (Southwest General Health Center), Series 2021, Ref. RB	4.00%	08/01/2041	20	19,040
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2046	300	282,473
Montgomery (County of), OH (Dayton Children’s Hospital), Series 2021, Ref. RB	4.00%	08/01/2051	25	22,743
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2016, RB	4.00%	08/01/2047	800	737,015
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	3.00%	08/01/2051	1,280	923,018
Montgomery (County of), OH (Kettering Health Network Obligated Group), Series 2021, Ref. RB	4.00%	08/01/2051	1,280	1,148,439
Montgomery (County of), OH (Premier Health Partners Obligated Group), Series 2019 A, Ref. RB	4.00%	11/15/2042	35	32,260
North Ridgeville City School District, Series 2024, GO Bonds	4.50%	12/01/2061	1,000	984,357
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	3.25%	11/15/2040	190	173,094
Northeast Ohio Regional Sewer District, Series 2017, Ref. RB	4.00%	11/15/2043	200	193,023
Northeastern Local School District, Series 2018, GO Bonds, (INS - AGI)(a)	4.00%	12/01/2055	535	497,085
Ohio (State of), Series 2014 A, Ref. RB	4.00%	01/15/2044	1,670	1,570,117
Ohio (State of), Series 2017, Ref. RB	4.00%	01/01/2043	15	14,539
Ohio (State of), Series 2019, RB(c)(d)	4.00%	01/01/2029	10	10,402
Ohio (State of), Series 2019, RB	4.00%	01/01/2041	95	94,682
Ohio (State of), Series 2019, RB	4.00%	01/01/2043	235	227,755
Ohio (State of), Series 2019, RB	3.55%	01/01/2046	5	4,398
Ohio (State of), Series 2019, RB	4.00%	01/01/2046	125	116,338
Ohio (State of), Series 2020 A, Ref. RB	3.00%	01/15/2045	440	342,398
Ohio (State of), Series 2020 A, Ref. RB	5.00%	01/15/2050	5	5,046
Ohio (State of), Series 2025 A, GO Bonds	5.00%	05/01/2044	10	10,836
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, RB	4.00%	01/01/2042	70	69,026
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	4.00%	01/15/2046	1,210	1,114,070
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio-(continued)
Ohio (State of) (University Hospitals Health System, Inc.), Series 2016, Ref. RB	5.00%	01/15/2046	$150	$150,010
Ohio (State of) (University Hospitals Health System, Inc.), Series 2020 A, Ref. RB	4.00%	01/15/2050	1,250	1,071,189
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021 A, Ref. RB	3.00%	01/15/2046	180	137,685
Ohio (State of) (University Hospitals Health System, Inc.), Series 2021, Ref. RB	4.00%	01/15/2046	55	50,225
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University), Series 2021, Ref. RB	4.00%	12/01/2044	65	63,667
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2022), Series 2022, Ref. RB	4.00%	10/01/2052	35	27,847
Ohio (State of) Higher Educational Facility Commission (Kenyon College), Series 2016, Ref. RB	4.00%	07/01/2044	1,250	1,151,948
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.00%	10/01/2048	385	400,497
Ohio (State of) Higher Educational Facility Commission (Oberlin College 2023) (Green Bonds), Series 2023, RB	5.25%	10/01/2053	725	761,135
Ohio (State of) Turnpike & Infrastructure Commission, Series 2018, RB	4.00%	02/15/2046	50	47,586
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2046	1,290	1,345,811
Ohio (State of) Turnpike & Infrastructure Commission, Series 2021 A, RB	5.00%	02/15/2051	500	517,704
Ohio (State of) Water Development Authority, Series 2021, RB	5.00%	06/01/2046	1,000	1,053,868
Ohio (State of) Water Development Authority, Series 2024 A, RB	5.00%	12/01/2041	15	16,680
Ohio (State of) Water Development Authority, Series 2025, RB	5.25%	12/01/2047	200	219,688
Ohio (State of) Water Development Authority (Fresh Water), Series 2019, RB	5.00%	06/01/2044	550	571,455
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2043	135	147,337
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, GO Bonds	5.00%	12/01/2044	435	471,066
Ohio (State of) Water Development Authority (Sustainability Bonds), Series 2024 A, RB	5.00%	12/01/2042	140	154,086
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	1,030	1,070,151
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2020 A, RB	5.00%	12/01/2050	1,175	1,214,676
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, GO Bonds	5.00%	12/01/2044	55	59,560
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 A, RB	5.00%	12/01/2041	35	38,919
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2024 D, RB	5.00%	12/01/2044	35	38,046
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2046	325	315,134
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2021 A, RB	5.00%	12/01/2046	270	284,435
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2040	90	99,727
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2023 B, RB	5.00%	12/01/2041	95	104,476
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds), Series 2024 A, RB	5.00%	12/01/2047	50	53,444
Ohio State University (The), Series 2017 A, Ref. RB	4.00%	12/01/2047	75	70,650
Ohio State University (The), Series 2023, RB	5.25%	12/01/2046	1,300	1,404,456
Ohio State University (The), Series 2023, RB	4.25%	12/01/2056	150	145,985
Ohio State University (The), Series 2024, RB	5.25%	12/01/2054	30	31,812
Ohio State University (The) (Green Bonds), Series 2021 A, RB	4.00%	12/01/2048	1,465	1,382,675
Ross (County of), OH (Adena Health System Obligated Group), Series 2019, Ref. RB	5.00%	12/01/2049	15	15,083
Shaker Heights City School District, Series 2024, GO Bonds	5.25%	12/15/2059	80	84,976
Toledo Lucas County Public Library, Series 2025 A, GO Bonds	5.00%	12/01/2054	210	221,045
Toledo-Lucas County Port Authority, Series 2021, RB	4.00%	01/01/2057	65	52,960
University of Cincinnati, Series 2017 A, RB	5.00%	06/01/2045	250	252,858
University of Cincinnati, Series 2017 A, RB	4.00%	06/01/2047	20	18,577
University of Cincinnati, Series 2024 A, RB	5.00%	06/01/2049	190	198,096
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2049	125	132,418
University of Cincinnati, Series 2024 A, RB	5.25%	06/01/2054	30	31,613
Willoughby-Eastlake City School District, Series 2016, GO Bonds	4.00%	12/01/2050	10	8,937
Worthington City School District, Series 2023, GO Bonds	5.00%	12/01/2048	1,555	1,624,915
				54,471,569
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma-0.70%
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.00%	09/01/2044	$420	$408,265
Creek (County of), OK Educational Facilities Authority (Sapulpa Public Schools), Series 2024, RB, (INS - BAM)(a)	4.13%	09/01/2048	75	72,675
Edmond Public Works Authority, Series 2017, RB	5.00%	07/01/2042	90	91,534
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2041	70	76,121
Grand River Dam Authority, Series 2023, RB	5.00%	06/01/2042	125	134,934
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2041	80	87,793
Grand River Dam Authority, Series 2024 A, Ref. RB	5.00%	06/01/2042	1,185	1,288,949
Oklahoma (State of) Capitol Improvement Authority, Series 2020 B, RB	4.00%	07/01/2050	570	530,045
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2050	410	442,346
Oklahoma (State of) Capitol Improvement Authority, Series 2025, RB	5.25%	07/01/2055	480	514,351
Oklahoma (State of) Capitol Improvement Authority (Department of Transportation), Series 2020 B, RB	4.00%	07/01/2045	10	9,587
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2048	70	63,786
Oklahoma (State of) Development Finance Authority (OU Medicine), Series 2018 B, RB, (INS - AGI)(a)	4.00%	08/15/2052	20	17,808
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	4.00%	01/01/2042	185	185,116
Oklahoma (State of) Turnpike Authority, Second Series 2017 C, RB	5.00%	01/01/2047	2,080	2,101,037
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	4.00%	01/01/2047	385	367,005
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	560	567,779
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	4.00%	01/01/2048	1,185	1,123,893
Oklahoma (State of) Turnpike Authority, Series 2023, RB	4.50%	01/01/2053	490	492,594
Oklahoma (State of) Turnpike Authority, Series 2023, RB	5.50%	01/01/2053	2,775	2,954,514
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2041	15	16,607
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2043	230	249,290
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2044	120	129,092
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.00%	01/01/2045	70	74,989
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB	5.25%	01/01/2050	1,340	1,441,186
Oklahoma (State of) Turnpike Authority, Series 2025 A, RB, (INS - AGI)(a)	4.25%	01/01/2055	2,075	2,007,863
Oklahoma (State of) Turnpike Authority (Senior Bonds), Series 2025 A, RB	5.50%	01/01/2054	1,010	1,098,788
Oklahoma (State of) Water Resources Board, Series 2023 B, RB	4.13%	10/01/2053	25	23,637
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2049	95	90,287
Oklahoma (State of) Water Resources Board, Series 2024 C, RB	4.00%	10/01/2054	15	13,980
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2049	15	15,939
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.00%	07/01/2054	60	63,342
Oklahoma (State of) Water Resources Board, Series 2024, RB	5.25%	07/01/2059	770	822,058
Oklahoma (State of) Water Resources Board, Series 2025, RB	5.00%	07/01/2055	200	210,698
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2021, RB	5.00%	04/01/2051	30	31,111
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2023, RB	4.00%	04/01/2048	1,255	1,182,306
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024 A, GO Bonds	4.13%	10/01/2053	200	190,630
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2024, RB	5.00%	04/01/2049	1,000	1,058,181
Oklahoma (State of) Water Resources Board (2019 Master Trust), Series 2025, RB	5.25%	04/01/2050	250	271,103
University of Oklahoma (The), Series 2015 C, RB	4.00%	07/01/2045	55	52,797
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	5.00%	07/01/2046	2,170	2,257,461
University of Oklahoma (The), Series 2021 A, RB, (INS - AGI)(a)	4.00%	07/01/2051	20	18,474
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2049	285	299,783
University of Oklahoma (The), Series 2024 A, Ref. RB, (INS - BAM)(a)	5.00%	07/01/2054	15	15,697
				23,165,431
Oregon-0.76%
Astoria Hospital Facilities Authority (Columbia Memorial Hospital), Series 2024, RB	5.25%	08/01/2049	60	60,768
Deschutes County Hospital Facilities Authority, Series 2016, Ref. RB	5.00%	01/01/2048	2,265	2,265,674
Deschutes County Hospital Facilities Authority, Series 2020, RB	3.00%	01/01/2051	400	289,046
Deschutes Public Library District, Series 2021, GO Bonds	3.00%	12/01/2041	395	342,306
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2045	55	56,428
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB	5.00%	08/15/2050	275	279,276
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	4.00%	08/15/2045	1,100	1,025,793
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	08/15/2050	2,150	1,600,421
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020, Ref. RB	4.00%	08/15/2050	10	8,876
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-(continued)
Multnomah County School District No. 1, Series 2017 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	3.50%	06/15/2044	$320	$281,583
Multnomah County School District No. 40, Series 2023 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.50%	06/15/2053	245	266,144
Oregon (State of) (Article XI - Q State), Series 2023, GO Bonds	5.00%	05/01/2042	15	16,326
Oregon (State of) (Article XI-G OHSU), Series 2016 C, GO Bonds	5.00%	08/01/2041	40	40,295
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	2,480	2,522,450
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,135	2,166,874
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2041	135	147,975
Oregon (State of) (Article XI-Q State), Series 2023 A, GO Bonds	5.00%	05/01/2043	10	10,787
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	4.00%	11/15/2042	250	249,114
Oregon (State of) Department of Transportation, Series 2019 A, Ref. RB	5.00%	11/15/2042	485	508,925
Oregon (State of) Department of Transportation, Series 2020 A, RB	5.00%	11/15/2040	70	74,861
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2040	145	160,036
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2041	260	284,649
Oregon (State of) Department of Transportation, Series 2023 A, RB	5.00%	11/15/2042	755	819,013
Oregon (State of) Facilities Authority, Series 2015, RB	4.00%	10/01/2045	570	510,846
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2041	85	82,346
Oregon (State of) Facilities Authority (Legacy Health), Series 2016 A, Ref. RB	4.00%	06/01/2046	180	163,498
Oregon (State of) Facilities Authority (Legacy Health), Series 2022 A, RB	5.00%	06/01/2052	255	259,181
Oregon (State of) Facilities Authority (University of Portland), Series 2025, Ref. RB	5.00%	04/01/2055	250	252,536
Oregon (State of) Facilities Authority (Willamette University), Series 2021 A, Ref. RB	4.00%	10/01/2051	2,030	1,668,487
Oregon (State of) Tri-County Metropolitan Transportation District, Series 2019 A, RB	3.00%	09/01/2044	45	36,445
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021 A, RB	2.50%	09/01/2051	5	3,297
Oregon City School District No. 62, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2049	650	696,551
Oregon Health & Science University, Series 2016 B, Ref. RB	4.00%	07/01/2046	195	183,494
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2044	175	168,997
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	3.00%	07/01/2051	1,045	742,140
Oregon Health & Science University (Green Bonds), Series 2021 A, Ref. RB	4.00%	07/01/2051	570	521,035
Oregon State University, Series 2025 C, Ref. RB	5.00%	04/01/2045	175	189,616
Portland (City of), OR, Series 2019 A, RB	5.00%	05/01/2044	15	15,559
Portland (City of), OR, Series 2023 A, Ref. RB	5.00%	12/01/2047	1,250	1,317,485
Portland (City of), OR, Series 2025 A, Ref. RB	5.00%	10/01/2054	775	818,795
Salem Hospital Facility Authority (Salem Health), Series 2016 A, Ref. RB	5.00%	05/15/2046	125	125,313
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	5.00%	05/15/2044	85	87,174
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	3.00%	05/15/2049	60	43,819
Salem Hospital Facility Authority (Salem Health), Series 2019, Ref. RB	4.00%	05/15/2049	215	195,238
Tualatin Valley Water District, Series 2024, RB	5.00%	06/01/2054	250	264,465
University of Oregon, Series 2016 A, RB	5.00%	04/01/2046	30	30,037
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,220	2,274,794
University of Oregon, Series 2021 A, RB	3.50%	04/01/2052	80	65,536
Washington & Clackamas Counties School District No 23J Tigard-Tualatin, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2045	150	162,492
Washington & Clackamas Counties School District No 23J Tigard-Tualatin, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2046	5	5,394
Washington & Multnomah Counties School District No 48J Beaverton, Series 2025 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2053	1,005	1,070,987
				25,433,177
Pennsylvania-3.83%
Allegheny (County of), PA, Series 2018 C-77, GO Bonds	5.00%	11/01/2043	110	113,471
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	1,960	1,907,532
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	50	46,292
Allegheny (County of), PA, Series 2024 C-80, GO Bonds	5.00%	12/01/2054	120	124,450
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	4.00%	04/01/2044	2,130	1,982,124
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue), Series 2018 A, Ref. RB	5.00%	04/01/2047	2,290	2,298,285
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	5.00%	06/01/2043	90	92,401
Allegheny (County of), PA Sanitary Authority, Series 2018, RB	4.00%	06/01/2048	565	539,723
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Allegheny (County of), PA Sanitary Authority, Series 2022, RB	5.75%	06/01/2047	$2,030	$2,219,170
Allegheny (County of), PA Sanitary Authority, Series 2024, Ref. RB	4.00%	12/01/2049	175	163,807
Allegheny (County of), PA Sanitary Authority, Series 2025, Ref. RB	5.00%	12/01/2050	400	421,350
Beaver County Industrial Development Authority, Series 2008 B, Ref. RB	3.75%	10/01/2047	750	633,420
Bethel Park School District, Series 2024, GO Bonds	5.00%	08/01/2050	1,000	1,053,969
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	500	483,798
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	3.00%	08/15/2050	1,225	880,636
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2019, RB	4.00%	08/15/2050	20	17,360
Bucks (County of), PA Industrial Development Authority (St. Luke’s University Health Network), Series 2021, RB	3.00%	08/15/2053	980	687,859
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	4.25%	12/01/2047	55	54,498
Bucks (County of), PA Water and Sewer Authority, Series 2022 A, RB, (INS - AGI)(a)	5.25%	12/01/2047	40	42,637
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	3.00%	09/01/2046	180	145,177
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System), Series 2020 A, RB	4.00%	09/01/2050	1,250	1,111,657
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2046	405	385,116
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB	4.00%	12/01/2051	715	651,615
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	08/01/2048	90	82,083
Conestoga Valley School District, Series 2022, GO Bonds	4.00%	02/01/2051	90	85,856
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2044	100	93,668
Cumberland (County of), PA Municipal Authority (Penn State Health), Series 2019, RB	4.00%	11/01/2049	1,160	1,043,377
Delaware County Vocational & Technical School Authority, Series 2024, RB, (INS - BAM)(a)	4.00%	11/01/2054	15	13,979
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,015	1,036,188
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	4.00%	07/01/2047	100	95,343
Geisinger Authority (Geisinger Health System), Series 2014 A, Ref. RB	4.00%	06/01/2041	35	33,677
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	5.00%	02/15/2045	940	948,652
Geisinger Authority (Geisinger Health System), Series 2017 A-1, Ref. RB	4.00%	02/15/2047	1,050	938,633
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	4.00%	04/01/2050	1,660	1,455,264
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	850	864,600
Hempfield Area School District, Series 2022 C, GO Bonds, (INS - AGI)(a)	5.00%	03/15/2048	1,000	1,037,464
Lancaster (City of), PA, Series 2016, Ref. GO Bonds, (INS - AGI)(a)	4.00%	11/01/2046	200	192,404
Lancaster (City of), PA, Series 2018, GO Bonds, (INS - BAM)(a)	4.00%	11/01/2048	25	23,500
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2046	1,000	1,010,789
Lancaster (County of), PA Hospital Authority (Penn State Health), Series 2021, RB	5.00%	11/01/2051	950	954,032
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016 A, Ref. RB	5.00%	08/15/2042	300	301,906
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2012, RB	4.00%	07/01/2043	325	310,373
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2015, RB	4.25%	07/01/2045	855	821,032
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019 A, Ref. RB	5.00%	07/01/2044	405	414,431
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	3.25%	07/01/2049	590	447,279
Lehigh (County of), PA (Lehigh Valley Health Network), Series 2019, Ref. RB	4.00%	07/01/2049	770	677,682
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018 A, Ref. RB	4.00%	09/01/2049	325	291,691
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2043	170	173,396
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2018, Ref. RB	5.00%	09/01/2048	285	288,818
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2044	1,100	1,029,874
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2019, Ref. RB	4.00%	09/01/2049	1,000	900,156
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022 B, Ref. RB	4.00%	05/01/2052	25	22,113
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2047	250	257,616
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB	5.00%	05/01/2057	1,000	1,007,093
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University), Series 2022, Ref. RB, (INS - AGI)(a)	3.13%	05/01/2053	$50	$37,186
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living), Series 2018 A, Ref. RB	5.00%	12/01/2048	245	242,010
Mt. Lebanon Hospital Authority (St. Clair Memorial Hospital), Series 2018, RB	4.00%	07/01/2048	150	134,439
Northampton (County of), PA General Purpose Authority (LaFayette College), Series 2017, Ref. RB	5.00%	11/01/2047	855	864,281
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2016, Ref. RB	5.00%	08/15/2046	60	60,159
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2018 A, Ref. RB	4.00%	08/15/2048	10	8,805
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network), Series 2024, Ref. RB	5.25%	08/15/2053	435	453,286
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	4.00%	07/01/2046	335	320,008
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	4.13%	10/01/2041	350	355,176
Pennsylvania (Commonwealth of), Series 2022, GO Bonds	5.00%	10/01/2042	40	42,912
Pennsylvania (Commonwealth of), Series 2023, GO Bonds	4.00%	09/01/2041	175	177,498
Pennsylvania (Commonwealth of), Series 2023, GO Bonds	4.00%	09/01/2043	235	233,357
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2041	40	40,618
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2042	715	718,392
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2043	660	656,650
Pennsylvania (Commonwealth of), Series 2024, GO Bonds	4.00%	08/15/2044	265	260,175
Pennsylvania (Commonwealth of) (Bid Group C), First Series 2023, GO Bonds	4.00%	09/01/2042	290	291,131
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	415	425,170
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2042	865	812,187
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 A, Ref. RB	4.00%	11/15/2047	170	152,652
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	4.00%	04/15/2045	40	36,679
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2020 A-1, RB	3.50%	04/15/2050	170	138,782
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2024, Ref. RB	4.38%	07/01/2053	550	540,973
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2015 B, RB	4.00%	03/15/2045	55	50,425
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	3.00%	10/15/2046	590	445,616
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2021 A, Ref. RB	4.00%	10/15/2051	1,555	1,380,834
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2042	845	796,315
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2022 A, Ref. RB	4.00%	02/15/2052	25	22,131
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC), Series 2023 A-2, RB	4.00%	05/15/2048	140	125,026
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	5.00%	08/01/2049	145	153,373
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University), Series 2024, RB	4.00%	08/01/2054	605	552,061
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016 AT-1, RB	3.00%	06/15/2045	635	488,433
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2016, Ref. RB, (INS - BAM)(a)	3.00%	06/15/2045	205	159,987
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2015, Ref. RB	4.00%	09/01/2045	90	83,537
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, RB, (INS - AGI)(a)	4.25%	11/01/2051	420	387,784
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2040	5	5,521
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2041	65	71,062
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	5.25%	11/01/2044	45	47,664
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB	4.38%	11/01/2054	$130	$119,345
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	11/01/2048	400	376,542
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	11/01/2048	625	667,207
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	11/01/2051	450	466,101
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2025, Ref. RB	5.50%	08/15/2055	125	136,592
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	1,900	1,917,113
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	4.00%	02/15/2043	450	444,458
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,160	1,178,543
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	4.25%	02/15/2055	250	238,743
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2025, RB	5.00%	02/15/2055	445	469,166
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2015, Ref. RB	4.00%	08/15/2045	1,210	1,125,381
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2016 C, Ref. RB	4.00%	08/15/2041	440	433,301
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	4.00%	08/15/2042	2,000	1,946,487
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017 A, RB	5.00%	08/15/2042	15	15,245
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2017, RB	4.00%	08/15/2041	525	525,819
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2044	35	33,023
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	3.00%	08/15/2047	605	481,188
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	4.00%	08/15/2049	295	265,602
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2019, RB	5.00%	08/15/2049	1,515	1,551,474
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System), Series 2021 A, Ref. RB	5.00%	08/15/2044	1,000	1,047,140
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2023, Ref. RB	5.00%	12/01/2040	5	5,509
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2040	30	33,579
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2041	35	38,862
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2042	265	290,218
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2024, Ref. RB	5.00%	12/01/2043	20	21,632
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 A-1, Ref. RB	4.00%	12/01/2041	1,655	1,654,969
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB(c)(d)	5.00%	12/01/2025	270	270,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB(c)(d)	5.00%	12/01/2025	25	25,000
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2015 B, RB	5.00%	12/01/2045	75	75,047
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A, Ref. RB	3.38%	12/01/2041	600	553,124
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB(c)	5.00%	12/01/2041	530	530,528
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2041	1,130	1,138,119
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	1,495	1,502,039
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2016 A-1, RB	5.00%	12/01/2046	115	115,067
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2042	280	286,442
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 A-1, RB	5.00%	12/01/2047	45	45,740
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.00%	06/01/2042	815	829,413
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017 B-1, RB	5.25%	06/01/2047	1,000	1,015,370
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2017-3, Ref. RB	5.00%	12/01/2040	425	437,560
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A, RB	5.00%	12/01/2048	60	61,407
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2043	$510	$525,514
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 A-2, RB	5.00%	12/01/2048	605	619,184
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2043	450	461,638
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.00%	12/01/2048	355	361,218
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	3,000	3,073,425
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	415	432,425
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2044	285	295,254
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	4.00%	12/01/2049	1,315	1,214,391
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB	5.00%	12/01/2049	60	62,050
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2019 A, RB, (INS - AGI)(a)	4.00%	12/01/2049	1,655	1,537,581
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2045	425	444,786
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 B, RB	5.00%	12/01/2050	215	222,397
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	3.00%	12/01/2042	470	394,094
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2043	305	296,027
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2044	400	381,672
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2045	225	212,137
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2046	485	452,959
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, RB	4.00%	12/01/2050	1,555	1,417,396
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2046	105	110,441
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	5.00%	12/01/2047	315	330,180
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	3.00%	12/01/2051	45	33,814
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,160	1,064,566
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB	4.00%	12/01/2051	1,125	1,032,446
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2046	1,300	1,220,857
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, RB	4.00%	12/01/2051	500	455,530
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	565	583,629
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	5.00%	12/01/2046	160	167,433
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2051	70	64,073
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 B, Ref. RB	4.00%	12/01/2053	25	22,692
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	5.00%	12/01/2046	465	489,097
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	3.00%	12/01/2051	990	742,676
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 C, Ref. RB	4.00%	12/01/2051	1,055	968,205
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2047	515	552,187
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2022 B, Ref. RB	5.25%	12/01/2052	475	503,226
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2048	1,045	1,107,818
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.00%	12/01/2053	570	590,561
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2023 A, Ref. RB	5.25%	12/01/2053	585	623,143
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2047	20	21,367
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.00%	12/01/2049	150	159,661
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024 C, RB	5.25%	12/01/2054	1,160	1,242,498
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2041	230	254,797
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2042	75	82,385
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2024, Ref. RB	5.00%	12/01/2043	315	342,723
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.00%	12/01/2047	45	48,217
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	4.13%	12/01/2050	800	758,786
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2053	100	107,834
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 A, RB	5.25%	12/01/2055	790	849,354
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.00%	12/01/2053	500	524,517
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025 B, RB	5.25%	12/01/2055	160	172,530
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2025, Ref. RB	5.00%	12/01/2044	430	465,948
Pennsylvania State University (The), Series 2016 A, RB	5.00%	09/01/2041	275	276,506
Pennsylvania State University (The), Series 2022 A, RB	5.00%	09/01/2047	50	52,376
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2048	625	669,090
Pennsylvania State University (The), Series 2023, RB	5.25%	09/01/2053	500	531,787
Pennsylvania State University (The), Series 2024, RB	5.00%	09/01/2049	70	74,063
Pennsylvania State University (The), Series 2024, RB	5.25%	09/01/2054	70	74,820
Pennsylvania State University (The), Series 2025 A, Ref. RB	5.50%	09/01/2055	90	98,677
Philadelphia (City of), PA, Fifteenth Series 2017, Ref. RB	5.00%	08/01/2042	195	198,253
Philadelphia (City of), PA, Series 2017 15, Ref. RB	5.00%	08/01/2047	1,095	1,105,912
Philadelphia (City of), PA, Series 2017 A, RB	5.00%	10/01/2047	5	5,075
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Philadelphia (City of), PA, Series 2017 A, RB	5.25%	10/01/2052	$5	$5,087
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2043	65	66,893
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2048	500	510,735
Philadelphia (City of), PA, Series 2018 A, RB	5.00%	10/01/2053	515	525,056
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2044	140	144,879
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2049	845	867,193
Philadelphia (City of), PA, Series 2019 B, RB	5.00%	11/01/2054	30	30,717
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,525	1,586,968
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	2,477,313
Philadelphia (City of), PA, Series 2021 C, RB	5.00%	10/01/2046	150	156,706
Philadelphia (City of), PA, Series 2022 C, RB	5.50%	06/01/2052	15	16,043
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	4.50%	09/01/2048	2,000	2,026,455
Philadelphia (City of), PA, Series 2023 B, Ref. RB, (INS - AGI)(a)	5.50%	09/01/2053	1,750	1,892,250
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2049	250	269,473
Philadelphia (City of), PA, Series 2024 C, RB, (INS - AGI)(a)	5.25%	09/01/2054	230	246,530
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.00%	08/01/2042	65	71,854
Philadelphia (City of), PA, Series 2025 A, GO Bonds	5.25%	08/01/2043	260	289,610
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	4.00%	08/01/2045	1,360	1,315,195
Philadelphia (City of), PA, Sixteenth Series 2020 A, RB, (INS - AGI)(a)	5.00%	08/01/2050	455	468,538
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB	5.25%	08/01/2049	240	255,488
Philadelphia (City of), PA (1998 General Ordinance), Series 2024, RB, (INS - AGI)(a)	5.25%	08/01/2054	685	723,716
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2045	155	164,354
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.00%	07/01/2046	420	443,424
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	4.00%	07/01/2049	290	269,073
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.25%	07/01/2049	155	165,294
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia), Series 2024, RB	5.50%	07/01/2053	1,460	1,579,693
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University), Series 2022, RB	5.25%	11/01/2052	955	987,466
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2042	615	585,131
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	1,967,837
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	4.00%	09/01/2047	585	533,401
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2047	1,500	1,510,119
Philadelphia School District (The), Series 2018 B, GO Bonds	5.00%	09/01/2043	235	240,691
Philadelphia School District (The), Series 2018 B, GO Bonds, (INS - AGI)(a)	4.00%	09/01/2043	670	653,708
Philadelphia School District (The), Series 2019 A, GO Bonds	5.00%	09/01/2044	945	967,637
Philadelphia School District (The), Series 2019 D, GO Bonds, (INS - AGI)(a)	3.00%	09/01/2044	540	437,094
Philadelphia School District (The), Series 2021 A, GO Bonds	4.00%	09/01/2046	540	505,153
Pittsburgh (City of), PA Water & Sewer Authority, Series 2019 A, RB, (INS - AGI)(a)	5.00%	09/01/2044	10	10,366
Pittsburgh (City of), PA Water & Sewer Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	09/01/2055	165	171,717
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2015 A, RB	4.00%	08/15/2045	1,670	1,536,258
Ridley School District, Series 2024 A, RB, (INS - AGI)(a)	5.00%	11/15/2050	185	190,254
Southcentral Pennsylvania General Authority (Wellspan Health Obligated Group), Series 2019, Ref. RB	4.00%	06/01/2049	40	35,737
Southcentral Pennsylvania General Authority (WellSpan Health Obligated Group), Series 2019 A, Ref. RB	5.00%	06/01/2049	270	273,775
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2047	790	834,819
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program), Series 2022, RB	5.25%	06/01/2052	400	419,171
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
University Area Joint Authority Sewer Revenue (Green Bonds), Series 2025, RB, (INS - BAM)(a)	4.00%	11/01/2044	$570	$558,194
Wilkes-Barre Area School District, Series 2019, GO Bonds, (INS - BAM)(a)	4.00%	04/15/2054	165	153,623
				127,374,292
Rhode Island-0.13%
Rhode Island (State of), Series 2022 A, GO Bonds	4.13%	08/01/2042	1,065	1,070,262
Rhode Island Health & Educational Building Corp., Series 2017 A, RB	4.00%	09/15/2047	975	900,107
Rhode Island Health & Educational Building Corp., Series 2024, Ref. RB	5.00%	06/01/2048	30	30,969
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2055	200	201,519
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2060	385	386,462
Rhode Island Health & Educational Building Corp., Series 2025 A, RB, (INS - AGI)(a)	5.00%	07/01/2065	325	325,005
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2049	325	331,760
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group), Series 2024, RB	5.25%	05/15/2054	725	737,398
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	25	25,107
Rhode Island Health & Educational Building Corp. (Providence College), Series 2023, RB	5.00%	11/01/2053	225	230,785
				4,239,374
South Carolina-1.16%
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2047	1,040	1,095,663
Charleston (City of), SC, Series 2022, RB	5.00%	01/01/2052	10	10,497
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2049	895	961,470
Charleston (City of), SC, Series 2024 A, RB	5.00%	01/01/2054	1,035	1,106,705
Charleston County Airport District, Series 2024 B, RB	5.00%	07/01/2049	5	5,250
Columbia (City of), SC, Series 2016 B, Ref. RB	4.00%	02/01/2041	50	50,051
Greenville (City of), SC Health System, Series 2014 B, RB	4.00%	05/01/2044	425	411,015
Greenville-Spartanburg Airport District, Series 2024 A, GO Bonds	5.25%	07/01/2054	45	47,777
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2041	565	567,102
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	4.00%	11/01/2046	210	195,418
Lexington County Health Services District, Inc. (Lexington Medical Center), Series 2016, RB	5.00%	11/01/2046	70	70,154
Mount Pleasent (Town of), SC, Series 2017 A, RB	4.00%	06/01/2044	10	9,927
Rock Hill (City of), SC, Series 2024 A, RB	5.00%	01/01/2064	500	513,722
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2020, Ref. RB	4.00%	12/01/2044	1,165	1,092,963
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.25%	11/01/2044	20	21,742
South Carolina (State of) Jobs-Economic Development Authority (Carealliance Health Services), Series 2016 A, RB	5.25%	08/15/2046	270	270,703
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospitals, Inc.), Series 2016, RB	5.25%	07/01/2047	450	441,433
South Carolina (State of) Jobs-Economic Development Authority (Furman University), Series 2022 A, RB	4.00%	04/01/2052	455	425,238
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2018, RB	5.00%	11/01/2043	1,525	1,549,441
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	4.25%	11/01/2054	1,010	944,691
South Carolina (State of) Jobs-Economic Development Authority (McLeod Health), Series 2024, Ref. RB	5.25%	11/01/2054	535	569,068
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2040	220	245,855
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2041	100	110,617
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.00%	11/01/2042	175	168,445
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.25%	11/01/2043	50	54,042
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2045	565	615,819
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.25%	11/01/2047	180	173,439
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	4.50%	11/01/2054	1,280	1,253,907
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2043	$1,045	$1,064,625
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018 A, Ref. RB	5.00%	05/01/2048	15	15,144
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group), Series 2018, Ref. RB	4.25%	05/01/2048	455	431,554
South Carolina (State of) Jobs-Economic Development Authority (Anmed Health), Series 2023, RB	4.25%	02/01/2048	1,445	1,410,963
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024 A, RB	5.25%	11/01/2044	195	209,265
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2048	145	156,552
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group), Series 2024, RB	5.50%	11/01/2054	1,570	1,672,319
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	4.00%	12/01/2045	525	489,061
South Carolina (State of) Public Service Authority, Series 2015 A, Ref. RB	5.00%	12/01/2050	745	745,122
South Carolina (State of) Public Service Authority, Series 2015 E, Ref. RB	5.25%	12/01/2055	2,370	2,370,820
South Carolina (State of) Public Service Authority, Series 2015, Ref. RB	5.00%	12/01/2055	150	150,020
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2046	320	321,489
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	4.00%	12/01/2056	115	101,602
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2056	55	55,192
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	575	570,718
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	595	480,227
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	655	631,971
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	1,105	1,132,253
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2043	120	123,796
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2047	40	36,833
South Carolina (State of) Public Service Authority, Series 2021 B, RB	4.00%	12/01/2051	325	291,997
South Carolina (State of) Public Service Authority, Series 2021 B, RB	5.00%	12/01/2051	1,000	1,021,333
South Carolina (State of) Public Service Authority, Series 2025 A, RB	5.25%	12/01/2050	1,050	1,111,234
South Carolina (State of) Public Service Authority, Series 2025 A, RB, (INS - AGI)(a)	5.00%	12/01/2055	15	15,470
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2043	545	516,499
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	5.00%	12/01/2044	1,050	1,092,704
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2047	2,140	1,970,579
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 A, RB	4.00%	12/01/2052	305	272,995
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2022 E, RB	5.75%	12/01/2047	20	21,706
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 A, RB	5.50%	12/01/2054	25	26,854
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2041	90	97,836
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.00%	12/01/2043	205	218,381
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	4.13%	12/01/2044	10	9,553
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB	5.25%	12/01/2054	1,100	1,157,249
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2042	1,010	1,094,165
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2045	90	95,462
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2049	290	304,452
South Carolina (State of) Public Service Authority (Santee Cooper), Series 2024 B, Ref. RB, (INS - AGI)(a)	5.00%	12/01/2054	955	995,106
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2043	1,365	1,314,212
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	4.00%	04/15/2048	190	173,655
Spartanburg (City of), SC Regional Health Services District, Series 2017 A, Ref. RB	5.00%	04/15/2048	400	404,302
Spartanburg County School District No. 4, Series 2022 A, GO Bonds	5.25%	03/01/2052	185	195,576
University of South Carolina (Campus Village), Series 2021 A, RB	5.00%	05/01/2046	1,025	1,076,913
University of South Carolina (Campus Village), Series 2021 A, RB	4.00%	05/01/2051	110	101,479
				38,731,392
South Dakota-0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	4.00%	07/01/2042	860	811,302
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2017, Ref. RB	5.00%	07/01/2046	500	504,351
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Dakota-(continued)
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2024 A, Ref. RB	5.25%	07/01/2054	$870	$920,767
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	3.00%	09/01/2045	310	249,830
South Dakota (State of) Health & Educational Facilities Authority (Monument Health), Series 2020 A, Ref. RB	4.00%	09/01/2050	50	47,064
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2014 B, RB	4.00%	11/01/2044	330	307,111
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group), Series 2015, Ref. RB	4.00%	11/01/2040	990	985,685
				3,826,110
Tennessee-0.77%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services), Series 2024, Ref. RB	5.25%	12/01/2049	380	401,019
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	1,115	1,009,618
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2044	100	100,993
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health), Series 2019 A-2, Ref. RB	5.00%	08/01/2049	250	250,004
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Erlanger Health System), Series 2024, Ref. RB	5.25%	12/01/2054	705	735,335
Clarksville (City of), TN, Series 2021 A, RB	5.00%	02/01/2045	700	730,228
Clarksville (City of), TN, Series 2021 A, RB	4.00%	02/01/2051	125	116,723
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	5.00%	08/15/2049	395	409,690
Cleveland (City of), TN Health & Educational Facilities Board (Hamilton Healthcare System, Inc.), Series 2024, RB	4.25%	08/15/2054	450	428,029
Collierville (Town of), TN, Series 2015 A, GO Bonds	4.00%	01/01/2046	80	78,278
Jackson (City of), TN, Series 2015, Ref. RB	4.00%	04/01/2041	575	527,342
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	4.00%	01/01/2042	355	353,028
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2042	25	25,245
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health), Series 2016 A, Ref. RB	5.00%	01/01/2047	305	306,480
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2043	25	23,587
Knox (County of), TN Health, Educational & Housing Facility Board (East Tennesse Choldren’s Hospital), Series 2019, Ref. RB	4.00%	11/15/2048	190	168,991
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.25%	07/01/2049	100	104,081
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2054	20	21,155
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee), Series 2024 A-1, RB, (INS - BAM)(a)	5.00%	07/01/2064	135	137,646
Memphis (City of), TN, Series 2020 A, RB	4.00%	12/01/2050	370	342,970
Memphis (City of), TN, Series 2020 B, Ref. RB	5.00%	10/01/2045	70	72,846
Memphis (City of), TN, Series 2024, Ref. RB	5.00%	12/01/2054	200	210,829
Memphis (City of), TN, Series 2025, RB	5.00%	12/01/2055	500	525,746
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	100	100,414
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2044	90	93,325
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2049	340	322,277
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2049	245	251,486
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	4.00%	07/01/2054	580	538,963
Metropolitan Nashville Airport Authority (The), Series 2019 A, RB	5.00%	07/01/2054	1,000	1,016,770
Metropolitan Nashville Airport Authority (The), Series 2022 A, RB	5.00%	07/01/2052	510	525,859
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 A, RB	5.00%	05/15/2042	10	10,151
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2017 B, RB	5.00%	07/01/2046	170	172,345
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2020 A, RB	4.00%	07/01/2045	120	116,132
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee-(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	5.00%	05/15/2046	$535	$558,076
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 A, RB	4.00%	07/01/2046	375	359,775
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2022 B, GO Bonds	4.00%	01/01/2042	340	340,838
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 A, RB	5.25%	05/15/2049	660	712,994
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2041	55	60,737
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	5.00%	01/01/2042	400	436,806
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2044	855	834,873
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2024 C, GO Bonds	4.00%	01/01/2045	230	222,710
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.00%	07/01/2050	15	15,769
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2025, Ref. RB	5.25%	07/01/2055	705	756,850
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2016 A, Ref. RB	5.00%	10/01/2045	160	155,600
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University), Series 2019, Ref. RB	5.25%	10/01/2058	475	460,570
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	1,810	1,812,330
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	4.00%	07/01/2047	1,020	942,816
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	1,000	1,006,307
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2049	20	21,197
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	4.00%	10/01/2054	1,000	925,862
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2024, RB	5.00%	10/01/2054	495	521,423
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2024 C, GO Bonds	4.00%	01/01/2043	10	9,897
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2048	1,000	1,056,528
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	645	675,722
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2056	1,000	1,044,167
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2048	295	307,571
Nashville (City of) & Davidson (County of), TN Metropolitan Government (Belmont University), Series 2023, RB	5.25%	05/01/2053	370	383,229
Tennessee (State of) School Bond Authority, Series 2017 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	750	760,896
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2047	400	421,694
Tennessee (State of) School Bond Authority, Series 2022 A, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	11/01/2052	500	522,908
				25,555,730
Texas-13.36%
Aldine Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	180	168,685
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,230	1,142,970
Aldine Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	485	447,252
Aledo Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2050	50	38,451
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	35	36,435
Aledo Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	55	56,888
Allen Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2050	70	69,625
Alvin Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	10	10,000
Alvin Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,858
Alvin Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	30	28,480
Alvin Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,130	1,211,785
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Anna Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	$550	$588,942
Argyle Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	5	4,706
Argyle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	135	141,291
Argyle Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	255	231,941
Argyle Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	35	37,818
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2043	10	10,210
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	4.00%	02/15/2044	45	42,463
Arlington (City of), TX, Series 2018 A, RB, (INS - AGI)(a)	5.00%	02/15/2048	1,000	1,016,407
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	30	28,663
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	100	91,174
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	550	493,403
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	150	138,871
Arlington Higher Education Finance Corp. (KIPP Texas, Inc.), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	1,060	807,175
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	595	562,540
Arlington Higher Education Finance Corp. (Lifeschool of Dallas), Series 2024, RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	40	37,113
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,070	1,000,141
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	25	19,078
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2054	410	294,975
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2022, RB, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	10	10,294
Arlington Higher Education Finance Corp. (Riverwalk Education Foundation), Series 2025, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2060	235	230,563
Arlington Higher Education Finance Corp. (Trinity Basin Preparatory, Inc.), Series 2023, RB, (CEP - Texas Permanent School Fund)	4.50%	08/15/2053	150	148,841
Arlington Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	275	267,106
Arlington Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	535	510,866
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	75	71,394
Aubrey Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	110	101,912
Austin (City of), TX, Series 2015 A, Ref. RB	5.00%	11/15/2045	275	275,526
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	115	116,258
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,007,759
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	320	322,736
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2044	185	190,660
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	140	143,400
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	600	621,219
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	750,998
Austin (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	85	88,624
Austin (City of), TX, Series 2022, Ref. RB	5.00%	11/15/2052	20	20,884
Austin (City of), TX, Series 2023, Ref. RB	5.00%	11/15/2048	190	198,741
Austin (City of), TX, Series 2023, Ref. RB	5.25%	11/15/2053	1,095	1,159,985
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2050	330	345,534
Austin (City of), TX, Series 2024, RB	5.00%	11/15/2054	500	522,030
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2049	70	74,166
Austin (City of), TX, Series 2024, Ref. RB	5.00%	11/15/2053	650	685,050
Austin Community College District, Series 2015, GO Bonds	4.00%	08/01/2045	130	124,201
Austin Community College District, Series 2023, GO Bonds	5.00%	08/01/2048	130	136,471
Austin Community College District, Series 2023, GO Bonds	5.25%	08/01/2053	145	153,754
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Austin Community College District, Series 2025, Ref. GO Bonds	5.25%	08/01/2050	$190	$203,241
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2043	500	532,725
Austin Independent School District, Series 2023, GO Bonds	4.00%	08/01/2048	245	234,804
Austin Independent School District, Series 2023, GO Bonds	5.00%	08/01/2048	1,300	1,333,099
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2041	280	301,301
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2042	85	90,717
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2043	125	123,096
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	165	160,680
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	1,130	1,191,894
Austin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2049	585	629,755
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	650	612,761
Azle Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	685	632,716
Barbers Hill Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	60	60,268
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,475	1,374,666
Barbers Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,505	1,457,076
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	225	235,078
Bastrop Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,100	1,142,278
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	30	28,607
Belton Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	200	186,463
Bexar (County of), TX, Series 2016 A, Ctfs. Of Obligation	4.00%	06/15/2045	30	28,694
Bexar (County of), TX, Series 2016, Ctfs. Of Obligations	3.00%	06/15/2041	190	165,612
Bexar (County of), TX, Series 2017, Ref. GO Bonds	4.00%	06/15/2041	410	409,554
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	25	25,509
Bexar (County of), TX, Series 2018, Ctfs. of Obligations	4.00%	06/15/2045	115	111,469
Bexar (County of), TX, Series 2019, Ctfs. of Obligations	4.00%	06/15/2046	140	134,255
Bexar (County of), TX, Series 2022 B, GO Bonds	4.63%	06/15/2045	5	5,096
Bexar (County of), TX, Series 2023, Ctfs. of Obligations	5.00%	06/15/2049	5	5,245
Bexar (County of), TX, Series 2023, GO Bonds	4.00%	06/15/2046	220	210,972
Bexar (County of), TX Hospital District, Series 2018, Ctfs. Of Obligations	4.00%	02/15/2043	1,035	982,051
Bexar (County of), TX Hospital District, Series 2020, GO Bonds	5.00%	02/15/2045	15	15,415
Bexar (County of), TX Hospital District, Series 2020, GO Bonds	4.00%	02/15/2050	810	737,787
Bexar (County of), TX Hospital District, Series 2022, Ctfs. of Obligations	5.00%	02/15/2047	50	50,874
Bexar (County of), TX Hospital District, Series 2022, GO Bonds	4.25%	02/15/2052	260	246,946
Bexar (County of), TX Hospital District, Series 2023, Ctfs. of Obligations	5.00%	02/15/2048	400	418,027
Bexar (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	02/15/2053	110	104,107
Birdville Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	155	162,335
Birdville Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	260	243,482
Board of Regents of Stephen F. Austin State University, Series 2019 A, RB	4.00%	10/15/2048	220	201,640
Board of Regents of the University of North Texas System, Series 2018 A, RB	4.00%	04/15/2050	235	217,426
Board of Regents of the University of Texas System, Series 2017 B, RB	3.38%	08/15/2044	1,655	1,457,802
Board of Regents of the University of Texas System, Series 2017 B, RB	4.00%	08/15/2044	230	226,696
Board of Regents of the University of Texas System, Series 2019 B, RB	5.00%	08/15/2049	1,885	2,126,486
Board of Regents of the University of Texas System, Series 2023 A, RB	5.00%	08/15/2043	495	529,626
Board of Regents of the University of Texas System, Series 2024 A, Ref. RB	4.13%	08/15/2054	500	471,531
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2041	230	254,837
Board of Regents of the University of Texas System, Series 2024 B, RB	5.00%	08/15/2042	905	992,425
Board of Regents of the University of Texas System, Series 2024 B, RB	4.00%	08/15/2054	900	832,052
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2042	200	221,312
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2045	175	189,336
Board of Regents of the University of Texas System, Series 2025 B, RB	5.00%	08/15/2051	15	15,985
Boerne Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2048	200	187,998
Brazoria (County of), TX, Series 2021, Ctfs. Of Obligation	4.00%	03/01/2046	85	83,279
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	295	277,779
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Canutillo Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	$850	$907,029
Canutillo Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2060	500	534,641
Carrollton-Farmers Branch Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,060	975,832
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	180	189,635
Carrollton-Farmers Branch Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	305	327,074
Castleberry Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	376,650
Cedar Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,115	1,040,915
Celina Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	25	23,274
Celina Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	860	918,868
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	3.38%	01/01/2041	980	873,455
Central Texas Regional Mobility Authority, Series 2020 B, Ref. RB	5.00%	01/01/2045	115	118,225
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	275	282,608
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	680	622,877
Central Texas Regional Mobility Authority, Series 2021 B, RB	5.00%	01/01/2046	730	752,783
Central Texas Regional Mobility Authority, Series 2021 B, RB	4.00%	01/01/2051	1,830	1,667,729
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	4.00%	01/01/2044	135	128,363
Central Texas Regional Mobility Authority, Series 2021 D, Ref. RB	3.00%	01/01/2046	60	46,445
Central Texas Turnpike System, Series 2024 C, Ref. RB	5.00%	08/15/2041	150	163,154
Chambers County Justice Center Public Facilities Corp., Series 2024, RB	5.50%	06/01/2055	10	10,631
Chapel Hill Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	3,015	2,762,327
Cleveland Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	70	65,468
Cleveland Independent School District, Series 2020 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	115	106,570
Clifton Higher Education Finance Corp., Series 2019, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	35	32,631
Clifton Higher Education Finance Corp., Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2053	20	18,972
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	3,000	2,898,767
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	70	65,507
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2018, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	510	492,546
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2019, RB, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	10	7,581
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2021 T, RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	75	68,368
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	495	472,491
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,050	962,237
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	630	573,892
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2022, RB, (CEP - Texas Permanent School Fund)	4.25%	08/15/2052	5	4,725
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	310	297,823
Clifton Higher Education Finance Corp. (International Leadership of Texas), Series 2024, Ref. RB, (CEP - Texas Permanent School Fund)	4.13%	08/15/2049	80	76,454
Comal Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	735	692,094
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Comal Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	$1,230	$1,303,155
Conroe Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	540	512,604
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	65	71,376
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	25	27,191
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	165	177,844
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	20	21,405
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,000	940,239
Conroe Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	1,050	1,105,796
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10	10,954
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	85	92,275
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	35	37,708
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	300	321,612
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	1,050	981,712
Conroe Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2050	1,000	977,621
Corpus Christi (City of), TX, Series 2015, RB	4.13%	07/15/2045	130	125,381
Corpus Christi (City of), TX, Series 2020 A, Ref. RB	4.00%	07/15/2045	120	115,459
Corpus Christi (City of), TX, Series 2022 B, RB	5.00%	07/15/2052	1,075	1,101,994
Corpus Christi (City of), TX, Series 2023 B, Ref. RB	4.13%	07/15/2053	35	33,023
Corpus Christi (City of), TX, Series 2024, Ref. RB	5.00%	07/15/2049	345	356,558
Corpus Christi (City of), TX, Series 2024, Ref. RB	4.25%	07/15/2054	1,375	1,335,174
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	07/15/2050	370	391,780
Corpus Christi (City of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.00%	07/15/2055	5	5,178
Corpus Christi Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2053	265	250,181
Corpus Christi Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	200	184,596
Crandall Independent School District, Series 2017 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	190	187,211
Crowley Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2048	75	70,666
Crowley Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	810	759,131
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2048	740	775,376
Crowley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	2,045	1,977,912
Crowley Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2054	1,600	1,534,209
Crowley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/01/2056	870	927,995
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	30	24,228
Cypress-Fairbanks Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	500	488,298
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2041	120	105,260
Cypress-Fairbanks Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	15	11,913
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	217,499
Cypress-Fairbanks Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	200	188,507
Cypress-Fairbanks Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	10	9,361
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2041	215	216,075
Dallas & Fort Worth (Cities of), TX, Series 2022 B, Ref. RB	4.00%	11/01/2042	5	4,961
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 A, Ref. RB	4.00%	11/01/2046	265	252,724
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021 B, Ref. RB	4.00%	11/01/2045	835	796,974
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 B, Ref. RB	4.00%	11/01/2045	580	553,586
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 B, Ref. RB	5.00%	11/01/2047	$525	$552,133
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2041	15	16,509
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2042	500	544,471
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2043	250	269,668
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.00%	11/01/2044	30	32,122
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2045	95	90,674
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	5.25%	11/01/2048	1,145	1,230,043
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2024, RB	4.00%	11/01/2049	335	314,551
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2050	1,380	1,473,122
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 B, RB	5.25%	11/01/2056	250	265,729
Dallas (City of), TX, Series 2016 A, Ref. RB	4.00%	10/01/2041	500	499,901
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	300	305,350
Dallas (City of), TX, Series 2018 C, RB	4.00%	10/01/2043	220	212,940
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	15	15,649
Dallas (City of), TX, Series 2020 C, Ref. RB	4.00%	10/01/2049	300	275,830
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2046	340	265,311
Dallas (City of), TX, Series 2021 C, RB	3.00%	10/01/2050	50	37,296
Dallas (City of), TX, Series 2023 A, RB	5.00%	10/01/2047	2,000	2,118,820
Dallas (City of), TX, Series 2023 A, Ref. RB	4.00%	10/01/2052	145	134,389
Dallas (City of), TX, Series 2024, RB	4.13%	10/01/2054	50	47,274
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	5.00%	12/01/2047	1,690	1,750,807
Dallas (City of), TX Area Rapid Transit, Series 2021 B, Ref. RB	4.00%	12/01/2051	200	181,987
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	3,880	4,049,887
Dallas (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	130	120,640
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	60	62,893
Dallas (City of), TX Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	200	184,735
Dallas (City of), TX Independent School District, Series 2025 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2055	105	96,843
Del Valle Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2045	555	533,981
Del Valle Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	06/15/2047	1,125	1,067,487
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	440	448,490
Denton Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	115	109,449
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	500	546,128
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	750	812,111
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	430	461,279
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,795	1,882,193
Denton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2053	2,190	2,268,265
DeSoto Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	400	417,481
Dickinson Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	28,923
Dripping Springs Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,000	1,050,423
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	95	99,401
Duncanville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	220	207,588
Eagle Mountain & Saginaw Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	325	302,621
Eagle Mountain & Saginaw Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2046	15	11,967
Eagle Mountain & Saginaw Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	70	65,007
Eagle Mountain & Saginaw Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	125	115,373
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	$500	$541,496
Eagle Mountain & Saginaw Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	750	784,029
East Central Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2054	10	9,215
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	5.25%	08/15/2049	170	180,907
East Montgomery County Improvement District, Series 2024, RB, (INS - AGI)(a)	4.25%	08/15/2054	140	132,856
Ector (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	02/15/2047	100	95,069
Ector (County of), TX, Series 2024, Ctfs. of Obligations	5.00%	02/15/2050	495	517,911
El Paso (City of), TX, Series 2016, GO Bonds	4.00%	08/15/2042	510	501,185
El Paso (City of), TX, Series 2016, GO Bonds, (INS - BAM)(a)	4.00%	08/15/2042	980	968,886
El Paso (City of), TX, Series 2019, Ctfs. Of Obligations	4.00%	08/15/2044	120	114,912
El Paso (City of), TX, Series 2020, GO Bonds	4.00%	08/15/2045	85	80,963
El Paso (City of), TX, Series 2021 B, GO Bonds	4.00%	08/15/2047	315	293,491
El Paso (City of), TX, Series 2021 C, Ctfs. of Obligation	4.00%	08/15/2047	495	461,200
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2044	265	254,211
El Paso (City of), TX, Series 2022 A, RB	4.00%	03/01/2048	475	446,618
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2046	1,250	1,296,407
El Paso (City of), TX, Series 2022, RB	5.00%	03/01/2052	50	51,551
El Paso (City of), TX, Series 2023, RB	5.25%	03/01/2049	60	63,602
El Paso (City of), TX, Series 2025, Ref. RB	5.25%	03/01/2050	10	10,661
El Paso (County of), TX Hospital District, Series 2025, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2050	505	540,207
El Paso Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	45	44,339
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,385	1,334,099
El Paso Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2048	580	545,604
Elgin Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2049	1,000	941,397
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2050	160	164,201
Flour Bluff Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	350	375,606
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	1,255	1,189,502
Forney Independent School District, Series 2022 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,125	1,036,510
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	1,320	1,380,049
Forney Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	60	55,015
Forney Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	730	770,202
Fort Bend (County of), TX, Series 2023, GO Bonds	5.25%	03/01/2053	355	378,484
Fort Bend (County of), TX, Series 2024, Ref. RB, (INS - AGI)(a)	4.25%	03/01/2054	15	14,606
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2050	270	288,767
Fort Bend (County of), TX, Series 2025, Ref. RB, (INS - AGI)(a)	5.25%	03/01/2055	805	857,791
Fort Bend (County of), TX Industrial Development Corp. (NRG Energy, Inc.), Series 2012 B, RB	4.75%	11/01/2042	95	95,009
Fort Bend Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	20	18,651
Fort Bend Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	105	97,993
Fort Worth (City of), TX, Series 2022, RB	4.00%	02/15/2052	70	65,660
Fort Worth (City of), TX, Series 2023, RB	4.25%	02/15/2053	485	474,503
Fort Worth Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	5	5,085
Fort Worth Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	625	583,020
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	139,182
Fort Worth Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	30	31,530
Frenship Independent School District, Series 2021, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	200	158,374
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Frenship Independent School District, Series 2025 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	$200	$213,377
Frenship Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,100	1,152,908
Friendswood Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	2.00%	02/15/2051	1,000	571,361
Frisco Independent School District, Series 2012 B, Ref. GO Bonds(c)(d)	3.00%	12/01/2025	675	675,000
Frisco Independent School District, Series 2013, Ref. GO Bonds(c)(d)	4.00%	12/01/2025	30	30,000
Frisco Independent School District, Series 2014, GO Bonds(c)(d)	4.00%	12/01/2025	1,025	1,025,000
Frisco Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	40	37,819
Galena Park Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2050	25	27,007
Galveston Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2047	245	233,686
Garland (City of), TX, Series 2019, Ref. RB	5.00%	03/01/2044	145	148,288
Garland (City of), TX, Series 2019, Ref. RB	4.00%	03/01/2049	620	560,653
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	150	161,258
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	165	175,952
Garland Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,540	1,610,925
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	5.00%	08/15/2042	65	68,685
Georgetown (City of), TX, Series 2022, RB, (INS - AGI)(a)	4.25%	08/15/2047	310	299,079
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2049	85	85,845
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,000	961,935
Georgetown Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	410	428,455
Georgetown Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	100	107,316
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2045	2,025	1,908,692
Grand Parkway Transportation Corp., Series 2020, Ref. RB	4.00%	10/01/2049	3,805	3,535,716
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.00%	10/01/2050	250	183,180
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2043	3,215	3,299,934
Grand Parkway Transportation Corp. (TELA Supported), Series 2018 A, RB	5.00%	10/01/2048	440	449,328
Grayson County Junior College District, Series 2024, GO Bonds	4.00%	02/15/2049	590	549,258
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2049	490	467,391
Greater Texas Cultural Education Facilities Finance Corp., Series 2024, RB	5.25%	06/01/2054	325	300,684
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	5.25%	10/01/2048	330	347,447
Greater Texoma Utility Authority (City of Sherman), Series 2023 A, RB, (INS - BAM)(a)	4.38%	10/01/2053	775	748,139
Greater Texoma Utility Authority (City of Sherman), Series 2023, RB, (INS - AGI)(a)	4.25%	10/01/2053	80	75,666
Greater Texoma Utility Authority (City of Sherman), Series 2024 A, RB, (INS - BAM)(a)	4.25%	10/01/2054	130	122,715
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	5.00%	10/01/2049	150	156,146
Greater Texoma Utility Authority (City of Sherman), Series 2024, RB, (INS - BAM)(a)	4.38%	10/01/2054	625	602,380
Greenville (City of), SC, Series 2024, RB, (INS - AGI)(a)	4.38%	02/15/2054	170	165,747
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	200	208,382
Greenwood Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	70	64,657
Gregory-Portland Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	145	144,060
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 A, RB, (INS - AGI)(a)	3.13%	11/15/2056	60	43,049
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2041	25	25,167
Harris (County of), TX, Series 2016 A, Ref. RB	5.00%	08/15/2047	70	70,274
Harris (County of), TX, Series 2021 A, GO Bonds	4.00%	10/01/2047	150	143,250
Harris (County of), TX, Series 2022 A, Ref. GO Bonds	5.00%	10/01/2047	40	41,602
Harris (County of), TX, Series 2023 A, GO Bonds	4.25%	09/15/2048	1,315	1,295,507
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Harris (County of), TX, Series 2023 A, GO Bonds	5.00%	09/15/2048	$240	$252,054
Harris (County of), TX, Series 2024 A, GO Bonds	4.00%	08/15/2049	265	246,703
Harris (County of), TX, Series 2024 A, GO Bonds	4.00%	08/15/2054	125	114,213
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2041	25	25,205
Harris (County of), TX, Series 2024 A, RB	4.00%	08/15/2042	80	79,958
Harris (County of), TX, Series 2024 A, RB	5.00%	08/15/2044	235	251,465
Harris (County of), TX, Series 2024, Ctfs. of Obligations	4.00%	09/15/2049	1,530	1,451,953
Harris (County of), TX, Series 2024, Ctfs. Of Obligations	5.00%	09/15/2054	1,085	1,140,268
Harris (County of), TX Flood Control District, Series 2020 A, GO Bonds	4.00%	10/01/2045	1,135	1,090,088
Harris (County of), TX Flood Control District, Series 2021 A, GO Bonds	3.00%	10/01/2041	65	56,562
Harris (County of), TX Flood Control District (Green Bonds), Series 2022 A, GO Bonds	4.25%	10/01/2047	1,100	1,073,911
Harris (County of), TX Flood Control District (Green Bonds), Series 2023 A, GO Bonds	4.00%	09/15/2048	1,235	1,155,378
Harris (County of), TX Hospital District, Series 2016, Ref. RB	4.00%	02/15/2042	1,405	1,365,359
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2045	10	10,602
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.25%	02/15/2050	340	363,540
Harris (County of), TX Hospital District, Series 2025, GO Bonds	5.00%	02/15/2055	930	969,714
Harris (County of), TX Port Authority of Houston, Series 2021, RB	4.00%	10/01/2046	375	350,899
Harris (County of), TX Port Authority of Houston, Series 2021, RB	5.00%	10/01/2051	335	345,499
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2048	1,765	1,837,934
Harris (County of), TX Port Authority of Houston, Series 2023, RB	5.00%	10/01/2053	1,795	1,863,332
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	5.00%	08/15/2043	25	25,640
Harris (County of), TX Toll Road Authority (The), Series 2018 A, Ref. RB	4.00%	08/15/2048	965	892,689
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2045	2,260	2,170,003
Harris (County of), TX Toll Road Authority (The), Series 2021, Ref. RB	4.00%	08/15/2050	1,260	1,158,178
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	4.00%	08/15/2043	85	83,689
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2049	1,285	1,376,096
Harris (County of), TX Toll Road Authority (The), Series 2024 A, RB	5.25%	08/15/2054	1,270	1,351,149
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	4.00%	12/01/2045	2,380	2,190,463
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2015, RB	5.00%	12/01/2045	95	95,020
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022 A, Ref. RB	4.13%	07/01/2052	555	504,540
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series 2022, Ref. RB	5.00%	07/01/2052	315	324,507
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021 A, RB	4.00%	10/01/2042	40	39,031
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	4.00%	10/01/2047	325	297,084
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital), Series 2021, RB	3.00%	10/01/2051	515	372,006
Hays (County of), TX, Series 2017, GO Bonds	4.00%	02/15/2042	100	99,466
Hays Consolidated Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	250	250,073
Hays Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	40	38,196
Hays Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	250	259,700
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2045	45	48,955
Hays Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	1,010	1,087,878
Hidalgo (County of), TX, Series 2018 A, Ctfs. of Obligations	4.00%	08/15/2043	1,810	1,784,320
Highland Park Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	125	117,986
Houston (City of), TX, Series 2014 D, Ref. RB	5.00%	11/15/2044	20	20,001
Houston (City of), TX, Series 2017 B, Ref. RB	5.00%	11/15/2042	115	117,621
Houston (City of), TX, Series 2017, Ref. RB	4.00%	11/15/2047	80	73,801
Houston (City of), TX, Series 2018 D, Ref. RB	5.00%	11/15/2043	15	15,452
Houston (City of), TX, Series 2018 D, Ref. RB	4.00%	11/15/2048	130	119,255
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Houston (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	$5	$5,140
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	1,000	975,789
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	5	5,206
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	220	167,804
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	2,743,528
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2046	740	704,847
Houston (City of), TX, Series 2021 A, Ref. RB	4.00%	11/15/2051	105	96,747
Houston (City of), TX, Series 2023 A, GO Bonds	5.25%	03/01/2042	120	130,261
Houston (City of), TX, Series 2023, GO Bonds	5.25%	03/01/2043	65	69,981
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2042	35	37,680
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2043	135	144,009
Houston (City of), TX, Series 2024 A, GO Bonds	5.00%	03/01/2044	130	138,173
Houston (City of), TX, Series 2024 A, GO Bonds	5.25%	03/01/2049	1,445	1,542,818
Houston (City of), TX, Series 2024 A, GO Bonds	4.13%	03/01/2051	910	855,463
Houston (City of), TX, Series 2024 A, Ref. RB	5.25%	11/15/2049	295	316,509
Humble Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	2.25%	02/15/2049	5	3,223
Humble Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	2,580	2,690,592
Humble Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	575	529,383
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	1,285	1,303,208
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	890	893,104
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	140	150,016
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	1,035	1,100,410
Hurst-Euless-Bedford Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	800	741,520
Hutto (City of), TX, Series 2017, Ctfs. Of Obligations, (INS - AGI)(a)	5.00%	08/01/2057	1,000	1,010,776
Hutto (City of), TX, Series 2024, Ctfs. of Obligations, (INS - BAM)(a)	4.13%	08/01/2049	905	871,830
Hutto (City of), TX, Series 2024, GO Bonds, (INS - BAM)(a)	4.25%	08/01/2054	555	544,150
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2048	1,555	1,630,327
Hutto Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2053	1,250	1,303,596
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2049	170	178,807
Hutto Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2054	65	68,040
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	20	21,620
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	130	139,639
Irving Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	160	170,752
Jarrell Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	265	251,494
Jarrell Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,100	1,001,274
Joshua Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	100	94,025
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2041	1,235	1,235,237
Judson Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2045	40	37,718
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2049	155	144,906
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2049	570	602,233
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	1,240	1,139,792
Judson Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2053	230	242,094
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	40	40,648
Katy Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	45	42,209
Katy Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	130	121,654
Katy Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	30	27,959
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	275	262,595
Katy Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	100	93,673
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	170	177,255
Katy Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	100	93,098
Katy Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	225	208,847
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2054	415	448,316
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Katy Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	$45	$46,182
Kaufman Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	340	317,805
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	545	530,211
Keller Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	820	775,379
Killeen Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2044	40	33,042
Klein Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2046	270	252,143
Krum Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2054	375	362,355
Krum Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2057	250	259,542
La Vega Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2054	275	259,064
Lake Travis Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	1,355	1,304,090
Lamar Consolidated Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,000	922,520
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	450	456,574
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	80	75,023
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	20	19,071
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2046	10	7,866
Lamar Consolidated Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2056	30	21,699
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	135	127,615
Lamar Consolidated Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	40	37,059
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	3,000	2,811,422
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	2,800	2,904,112
Lamar Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2058	1,750	1,813,117
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2048	135	126,968
Lamar Consolidated Independent School District, Series 2023, GO Bonds	4.00%	02/15/2053	265	245,230
Lamar Consolidated Independent School District, Series 2023, GO Bonds, (INS - AGI)(a)	5.50%	02/15/2058	1,200	1,288,393
Lamar Consolidated Independent School District, Series 2024 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	420	409,533
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	155	162,142
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	750	692,755
Lamar Consolidated Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2059	1,000	958,858
Laredo (City of), TX, Series 2022, RB	4.25%	03/01/2052	475	465,304
Laredo (City of), TX, Series 2024, RB	4.00%	03/01/2054	255	234,587
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2055	45	47,625
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	140	140,928
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	110	118,651
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	100	107,205
Lewisville Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2044	140	149,316
Liberty Hill Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2046	25	24,048
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/01/2047	1,000	1,003,599
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Liberty Hill Independent School District, Series 2022 A, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	$3,350	$3,471,798
Liberty Hill Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/01/2057	10	9,600
Little Elm Independent School District, Series 2023, GO Bonds	4.25%	08/15/2053	380	363,593
Lone Star College System, Series 2017 A, GO Bonds	5.00%	08/15/2042	55	55,820
Longview Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	150	140,828
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2043	180	183,537
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2018, Ref. RB	5.00%	05/15/2048	85	86,042
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	775	782,922
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	3.88%	05/15/2049	100	88,725
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2045	25	25,649
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2020, RB	5.00%	05/15/2050	770	784,875
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021 A, RB	5.00%	05/15/2046	220	226,184
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, RB	5.00%	05/15/2051	35	35,772
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2046	855	875,044
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2021, Ref. RB	5.00%	05/15/2051	430	437,995
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2022, Ref. RB	5.00%	05/15/2047	980	1,006,301
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB	5.25%	05/15/2048	550	577,055
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2048	355	379,473
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2053	730	769,115
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2023, Ref. RB, (INS - AGI)(a)	5.50%	05/15/2053	60	63,764
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2044	245	261,218
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2049	1,020	1,066,787
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, RB, (INS - AGI)(a)	5.00%	05/15/2054	1,060	1,102,268
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.00%	05/15/2049	705	734,096
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2024, Ref. RB, (INS - AGI)(a)	5.25%	05/15/2054	670	705,453
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2050	15	15,513
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB	5.00%	05/15/2055	1,370	1,410,980
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2025, Ref. RB, (INS - BAM)(a)	5.00%	05/15/2055	235	244,370
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2046	1,415	1,312,198
Lubbock (City of), TX, Series 2021, RB	4.00%	04/15/2051	770	703,801
Lubbock Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	5	4,708
Lubbock Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	510	476,831
Lubbock-Cooper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2053	15	14,169
Lubbock-Cooper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.38%	02/15/2053	15	14,755
Mabank Independent School District, Series 2024, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	100	93,605
Magnolia Independent School District, Series 2023, GO Bonds	4.00%	08/15/2047	230	219,824
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	400	383,735
Mansfield Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	85	79,803
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	20	19,056
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mansfield Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	$500	$463,347
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	2,850	3,009,221
Mansfield Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	1,000	1,072,374
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	02/15/2047	100	100,503
Medina Valley Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,505	1,378,873
Medina Valley Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	267,505
Melissa Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2052	310	321,880
Melissa Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2054	200	184,747
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	250	252,738
Mesquite Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	40	38,167
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,115	1,072,584
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	95	103,255
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2045	250	268,188
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2046	40	42,695
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	45	48,789
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.50%	08/15/2049	250	254,148
Mesquite Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	1,000	1,074,731
Midland (City of), TX, Series 2022 B, Ref. GO Bonds	5.00%	03/01/2047	2,500	2,604,488
Midland Independent School District, Series 2024, GO Bonds(c)(d)	5.00%	02/15/2028	40	42,048
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2042	870	868,037
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	15	14,589
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,575	1,652,864
Midland Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,410	1,310,918
Midlothian Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/15/2045	150	122,278
Montgomery (County of), TX, Series 2018, RB	5.00%	09/15/2048	1,000	1,000,242
Montgomery Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	1,320	1,244,254
Montgomery Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	90	85,940
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	385	362,762
Montgomery Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	990	912,849
Montgomery Independent School District, Series 2024 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	520	478,747
New Braunfels (City of), TX, Series 2022, RB	5.00%	07/01/2053	35	36,238
New Braunfels (City of), TX, Series 2024, Ref. RB	4.00%	07/01/2055	235	221,160
New Braunfels Independent School District, Series 2022, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.75%	02/01/2049	150	107,007
New Caney Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	90	85,282
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,025	1,079,806
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
New Caney Independent School District, Series 2023, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	$1,000	$1,043,347
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	535	500,075
New Caney Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	180	165,181
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2043	70	76,832
New Hope Cultural Education Facilities Finance Corp., Series 2025, RB	5.25%	08/15/2044	250	271,631
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas), Series 2017 A, Ref. RB	5.00%	08/15/2047	70	70,826
New Hope Cultural Education Facilities Finance Corp. (Westminster), Series 2021, RB	4.00%	11/01/2055	1,000	813,878
Newark High Education Finance Corp. (Abilene Christian University Project), Series 2022, Ref. RB	4.00%	04/01/2057	1,000	841,755
North East Texas Regional Mobility Authority, Series 2016, RB(c)(d)	5.00%	01/01/2026	85	85,157
North Fort Bend Water Authority, Series 2019 A, Ref. RB	4.00%	12/15/2044	345	322,386
North Fort Bend Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	4.00%	12/15/2060	25	22,444
North Harris (County of), TX Regional Water Authority, Series 2016, Ref. RB	4.00%	12/15/2041	295	291,742
North Texas Municipal Water District, Series 2025, RB	5.00%	06/01/2053	300	312,697
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2043	20	21,429
North Texas Municipal Water District, Series 2025, Ref. RB	5.00%	09/01/2055	1,860	1,934,004
North Texas Tollway Authority, Series 2017 A, Ref. RB	4.00%	01/01/2043	1,195	1,163,352
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2043	1,770	1,809,766
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	105	106,934
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2043	135	136,275
North Texas Tollway Authority, Series 2017 B, Ref. RB	5.00%	01/01/2048	1,005	1,012,576
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	885	897,065
North Texas Tollway Authority, Series 2018, Ref. RB	4.25%	01/01/2049	60	55,737
North Texas Tollway Authority, Series 2019 A, Ref. RB	4.00%	01/01/2044	650	622,735
North Texas Tollway Authority, Series 2021 B, RB	3.00%	01/01/2051	80	58,774
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2041	110	120,340
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2042	560	617,536
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.25%	01/01/2044	170	184,956
North Texas Tollway Authority, Series 2024 A, Ref. RB	5.00%	01/01/2045	225	240,022
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2049	1,760	1,640,112
Northside Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2054	1,090	1,019,582
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2050	230	242,606
Northside Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2055	230	241,126
Northwest Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	15	14,574
Northwest Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	500	483,727
Northwest Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	600	625,272
Northwest Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	450	429,701
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	1,750	1,651,287
Northwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,105	1,151,543
Northwest Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	915	957,386
Northwest Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	825	863,217
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	1,000	1,048,874
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	1,000	1,042,703
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Northwest Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	$2,860	$3,060,251
Pasadena Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	5	4,858
Pasadena Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	50	46,396
Pasadena Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	30	29,107
Pearland (City of), TX, Series 2025 B, GO Bonds	5.25%	09/01/2055	455	483,907
Permanent University Fund - Texas A&M University System, Series 2025 A, Ref. RB	5.00%	07/01/2054	375	398,481
Permanent University Fund - University of Texas System, Series 2016 B, RB	4.00%	07/01/2041	5	4,968
Permanent University Fund - University of Texas System, Series 2022 A, RB	5.00%	07/01/2042	375	402,485
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	4.00%	07/01/2041	135	136,767
Permanent University Fund - University of Texas System, Series 2023 A, Ref. RB	5.00%	07/01/2041	710	778,425
Permanent University Fund - University of Texas System, Series 2024 A, Ref. RB	4.00%	07/01/2049	350	332,063
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2043	20	21,888
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2044	265	287,746
Permanent University Fund - University of Texas System, Series 2025 A, Ref. RB	5.00%	07/01/2051	20	21,301
Pflugerville (City of), TX, Series 2023 A, GO Bonds	4.13%	08/01/2053	30	28,484
Pflugerville (City of), TX, Series 2023, Ctfs. of Obligations	5.00%	08/01/2053	350	362,291
Pflugerville (City of), TX, Series 2023, GO Bonds	4.00%	08/01/2049	565	527,619
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2041	450	481,470
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2042	1,010	1,073,186
Plano Independent School District, Series 2023, GO Bonds	5.00%	02/15/2043	250	264,377
Port Arthur Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2055	900	933,459
Princeton Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2047	20	20,260
Princeton Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	175	168,720
Princeton Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2054	1,500	1,562,262
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	280	294,553
Princeton Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	595	637,595
Prosper Independent School District, Series 2015, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2043	220	209,644
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,010,197
Prosper Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	15	15,342
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	2,000	2,048,241
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	80	75,835
Prosper Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	350	323,248
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	665	625,886
Prosper Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	615	566,166
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	60	63,480
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	1,010	944,067
Prosper Independent School District, Series 2024 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	570	524,780
Prosper Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2054	1,940	1,786,093
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2050	250	263,967
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	215	221,466
Prosper Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	100	107,553
Red Oak Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	450	482,922
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	785	786,244
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	$260	$269,262
Rockwall Independent School District, Series 2022 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2052	5	5,159
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2048	50	53,327
Rockwall Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,865	1,716,911
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/01/2044	470	455,917
Round Rock Independent School District, Series 2025 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/01/2045	15	16,060
Royse (City of), TX Independent School District, Series 2021, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2051	65	61,047
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	355	371,799
Royse (City of), TX Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	210	218,203
Royse (City of), TX Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2058	350	374,232
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	4.63%	02/15/2047	985	989,766
Sabine-Neches Navigation District (Sabine-Neches Waterway), Series 2022, GO Bonds	5.25%	02/15/2052	70	72,923
Salado Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	1,275	1,230,425
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	2,010	2,031,087
San Antonio (City of), TX, Series 2017, Ref. RB	4.00%	02/01/2047	655	610,681
San Antonio (City of), TX, Series 2020 C, RB	4.00%	05/15/2050	330	307,162
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	1,005	1,027,099
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2046	1,500	1,554,642
San Antonio (City of), TX, Series 2021 A, RB	5.00%	02/01/2049	520	536,799
San Antonio (City of), TX, Series 2023 A, RB	5.25%	02/01/2042	40	43,289
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.25%	02/01/2046	225	238,234
San Antonio (City of), TX, Series 2023 A, Ref. RB	5.50%	02/01/2050	1,000	1,076,308
San Antonio (City of), TX, Series 2023 B, RB	5.25%	02/01/2041	30	32,730
San Antonio (City of), TX, Series 2024 A, RB	5.00%	02/01/2042	15	16,073
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2044	50	53,678
San Antonio (City of), TX, Series 2024 A, RB	5.25%	02/01/2049	1,410	1,494,910
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2043	140	148,639
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2044	5	5,270
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.25%	02/01/2049	680	720,950
San Antonio (City of), TX, Series 2024 B, Ref. RB	5.00%	02/01/2054	1,000	1,035,557
San Antonio (City of), TX, Series 2024 C, RB	5.00%	02/01/2054	245	253,712
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2044	135	142,648
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.00%	02/01/2049	5	5,210
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2049	50	53,153
San Antonio (City of), TX, Series 2024 D, Ref. RB	5.25%	02/01/2054	50	52,907
San Antonio (City of), TX, Series 2024 E, Ref. RB	5.25%	02/01/2049	50	53,153
San Antonio (City of), TX Water System, Series 2016 C, Ref. RB	5.00%	05/15/2041	50	50,624
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	500	512,581
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2048	50	50,997
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	3,000	3,100,081
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	2,450	2,538,501
San Antonio (City of), TX Water System, Series 2021 A, Ref. RB	4.00%	05/15/2051	290	273,247
San Antonio (City of), TX Water System, Series 2022 B, RB	5.25%	05/15/2052	750	794,811
San Antonio (City of), TX Water System, Series 2023 A, Ref. RB	5.25%	05/15/2048	80	85,695
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2046	750	620,589
San Antonio Education Facilities Corp. (University of the Incarnate Word), Series 2021, Ref. RB	4.00%	04/01/2051	750	596,352
San Antonio Independent School District, Series 2019, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2049	150	116,422
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	715	746,619
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
San Antonio Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	$115	$119,189
San Antonio Municipal Facilities Corp. (City Tower Renovation), Series 2021, RB	4.00%	08/01/2048	30	28,668
San Antonio Public Facilities Corp., Series 2012, Ref. RB	4.00%	09/15/2042	1,685	1,590,505
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2041	95	94,994
San Jacinto Community College District, Series 2016 A, GO Bonds	4.00%	02/15/2046	190	178,888
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2044	15	15,474
San Jacinto Community College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,025	2,076,900
San Marcos Consolidated Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2047	1,005	1,078,959
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	515	488,319
Sanger Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	50	46,434
Seguin (City of), TX, Series 2022 A, Ctfs. of Obligations	5.25%	09/01/2057	2,510	2,621,448
Seguin (City of), TX, Series 2024, Ctfs. of Obligations	5.25%	09/01/2058	90	94,494
Seguin (City of), TX, Series 2025, GO Bonds	5.50%	09/01/2059	365	397,760
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10	10,204
Sherman Independent School District, Series 2023 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	1,000	1,038,435
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2053	520	543,019
Smith (County of), TX, Series 2023, GO Bonds	5.00%	08/15/2043	375	396,972
Socorro Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2043	80	81,103
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	1,025	985,648
Socorro Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	500	477,771
Southwest Higher Education Authority, Inc. (Southern Methodist University), Series 2013 A, RB	4.00%	10/01/2042	55	53,399
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/01/2046	160	167,382
Southwest Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	645	592,875
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.10%	02/15/2048	250	240,178
Splendora Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	105	101,232
Spring Branch Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	02/01/2043	40	33,977
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	250	250,770
Spring Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2043	45	44,339
Spring Independent School District, Series 2023, GO Bonds	5.00%	08/15/2047	2,100	2,206,441
Spring Independent School District, Series 2023, GO Bonds	4.00%	08/15/2052	1,120	1,051,880
Spring Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	1,000	1,073,092
Sunnyvale Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2055	1,000	962,813
Tarrant (County of), TX, Series 2022, GO Bonds	4.00%	07/15/2047	515	490,388
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.00%	08/15/2043	325	317,987
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	4.25%	08/15/2048	435	418,412
Tarrant (County of), TX Hospital District, Series 2023, GO Bonds	5.25%	08/15/2048	25	26,261
Tarrant (County of), TX Regional Water District, Series 2024, Ref. RB	4.00%	03/01/2054	500	469,097
Tarrant (County of), TX Regional Water District, Series 2025, RB	4.25%	09/01/2055	185	180,144
Tarrant County College District, Series 2022, GO Bonds	4.00%	08/15/2042	225	225,331
Tarrant County Cultural Education Facilities Finance Corp., Series 2022 A, RB	5.00%	07/01/2053	10	10,239
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.50%	11/15/2052	750	815,960
Tarrant County Cultural Education Facilities Finance Corp., Series 2025 A, RB	5.00%	11/15/2055	1,000	1,035,748
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016 A, Ref. RB	4.00%	11/15/2042	565	543,464
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	690	692,373
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.50%	11/15/2047	25	26,643
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2022, RB	5.00%	11/15/2051	$1,220	$1,257,639
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2018 B, RB	5.00%	07/01/2043	165	169,703
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health), Series 2022 A, RB	4.00%	07/01/2053	1,485	1,317,853
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	4.00%	12/01/2045	340	316,282
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2020, Ref. RB	3.00%	12/01/2050	1,785	1,299,355
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	5.25%	12/01/2049	260	278,979
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center), Series 2025, Ref. RB	4.13%	12/01/2054	635	596,726
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2042	340	330,963
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2047	580	524,256
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas), Series 2022, RB	4.00%	10/01/2052	450	399,132
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB	5.00%	02/15/2041	525	529,609
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016, Ref. RB	4.00%	02/15/2047	1,380	1,282,269
Temple College, Series 2021, GO Bonds	3.00%	07/01/2046	60	46,381
Tennessee (State of), Series 2014 A, Ref. GO Bonds	4.00%	10/01/2044	20	19,440
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2050	1,000	1,076,139
Terrell Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/01/2055	910	974,817
Texarkana Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	15	13,875
Texas (State of), Series 2016, GO Bonds	5.00%	04/01/2046	25	25,004
Texas (State of), Series 2025 E, GO Bonds	4.75%	02/01/2056	800	814,912
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2042	1,000	1,105,990
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2043	1,250	1,368,356
Texas (State of), Series 2025, Ref. GO Bonds	5.00%	10/01/2044	1,250	1,360,634
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2024 C, Ref. RB	5.00%	08/15/2042	185	199,132
Texas (State of) Water Development Board, Series 2015 A, RB	4.00%	10/15/2045	315	301,076
Texas (State of) Water Development Board, Series 2015, RB	4.00%	10/15/2050	180	166,584
Texas (State of) Water Development Board, Series 2016, RB	4.00%	10/15/2041	905	891,745
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,085	1,086,115
Texas (State of) Water Development Board, Series 2017 A, RB	4.00%	10/15/2042	650	634,871
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,065	4,118,439
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2047	250	238,246
Texas (State of) Water Development Board, Series 2017, RB	4.00%	10/15/2052	25	23,079
Texas (State of) Water Development Board, Series 2018 A, RB	5.00%	10/15/2043	875	895,192
Texas (State of) Water Development Board, Series 2018 A, RB	4.00%	04/15/2048	675	640,433
Texas (State of) Water Development Board, Series 2018 B, RB	4.00%	10/15/2043	2,530	2,468,466
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	3,265	3,335,701
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2044	800	780,617
Texas (State of) Water Development Board, Series 2019 A, RB	4.00%	10/15/2049	990	933,808
Texas (State of) Water Development Board, Series 2019, RB	4.00%	10/15/2054	135	124,506
Texas (State of) Water Development Board, Series 2020, RB	4.00%	10/15/2045	1,580	1,528,579
Texas (State of) Water Development Board, Series 2020, RB	4.00%	04/15/2051	235	217,721
Texas (State of) Water Development Board, Series 2021, RB	4.00%	10/15/2044	90	87,819
Texas (State of) Water Development Board, Series 2021, RB	4.00%	10/15/2056	50	45,284
Texas (State of) Water Development Board, Series 2022, RB	4.70%	10/15/2041	600	631,019
Texas (State of) Water Development Board, Series 2022, RB	4.75%	10/15/2042	1,125	1,178,414
Texas (State of) Water Development Board, Series 2022, RB	4.80%	10/15/2052	1,540	1,572,520
Texas (State of) Water Development Board, Series 2022, RB	5.00%	10/15/2057	500	514,933
Texas (State of) Water Development Board, Series 2023 A, RB	4.75%	10/15/2043	385	402,085
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2044	330	352,849
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Texas (State of) Water Development Board, Series 2023 A, RB	4.88%	10/15/2048	$1,210	$1,251,052
Texas (State of) Water Development Board, Series 2023 A, RB	5.25%	10/15/2051	1,005	1,066,126
Texas (State of) Water Development Board, Series 2023 A, RB	5.00%	10/15/2058	1,390	1,434,714
Texas (State of) Water Development Board, Series 2024 A, RB	4.13%	10/15/2047	650	630,846
Texas (State of) Water Development Board, Series 2024 A, RB	4.25%	10/15/2051	765	743,978
Texas (State of) Water Development Board, Series 2024 A, RB	4.38%	10/15/2054	240	235,200
Texas (State of) Water Development Board, Series 2024 A, RB	4.38%	10/15/2059	1,000	961,652
Texas (State of) Water Development Board, Series 2025, RB	4.50%	10/15/2045	400	408,179
Texas (State of) Water Development Board, Series 2025, RB	4.75%	10/15/2050	1,155	1,185,246
Texas (State of) Water Development Board, Series 2025, RB	4.75%	10/15/2055	3,000	3,059,294
Texas (State of) Water Development Board, Series 2025, RB	4.80%	10/15/2056	400	408,845
Texas (State of) Water Development Board (Master Trust), Series 2021, RB	4.00%	10/15/2051	745	689,796
Texas (State of) Water Development Board (Master Trust), Series 2022, RB	5.00%	10/15/2047	605	631,753
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2041	405	409,930
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2042	985	988,362
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	4.00%	10/15/2043	755	746,939
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2044	335	360,662
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2045	260	278,169
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2049	1,365	1,434,213
Texas (State of) Water Development Board (Master Trust), Series 2024 A, RB	5.00%	10/15/2053	215	224,238
Texas A&M University, Series 2024 A, RB	5.00%	05/15/2042	55	60,130
Texas City Industrial Development Corp. (NRG Energy), Series 2012, RB	4.13%	12/01/2045	160	142,534
Texas State Technical College, Series 2022, RB, (INS - AGI)(a)	5.50%	08/01/2042	1,190	1,308,405
Texas State University Board of Regents, Series 2024, Ref. RB	4.00%	03/15/2049	800	729,123
Texas State University Board of Regents, Series 2024, Ref. RB	5.25%	03/15/2054	25	26,493
Texas State University Board of Regents, Series 2025 A, Ref. RB	4.25%	02/15/2055	5	4,775
Texas Transportation Finance Corp., Series 2025 A, RB	5.00%	10/01/2043	10	10,887
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2042	40	43,997
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2044	10	10,817
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2045	70	75,442
Texas Transportation Finance Corp., Series 2025, RB	5.00%	10/01/2050	400	420,298
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2050	275	295,544
Texas Transportation Finance Corp., Series 2025, RB	5.25%	10/01/2055	1,750	1,874,929
Texas Transportation Finance Corp., Series 2025, RB	5.50%	10/01/2055	950	1,040,637
Tomball Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	1,250	1,308,359
Tyler Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	100	94,324
University of Houston, Series 2022 A, Ref. RB	5.00%	02/15/2042	275	292,940
Van Alstyne Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2055	250	267,701
Venus Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2055	80	85,979
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Series 2024, RB	5.00%	08/01/2049	200	211,279
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue, Series 2024, RB	4.00%	08/01/2054	335	310,703
Waco (City of), TX, Series 2024 A, Ctfs. of Obligations	5.00%	02/01/2049	790	834,069
Waco (City of), TX, Series 2024 A, GO Bonds	5.25%	02/01/2054	1,000	1,069,819
Waco Educational Finance Corp. (Baylor University), Series 2021, RB	4.00%	03/01/2051	1,575	1,420,896
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	40	37,912
Waco Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2052	265	199,440
Waller Consolidated Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	50	46,742
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2044	335	327,159
Waller Consolidated Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2050	500	466,076
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	100	94,660
Waller Consolidated Independent School District, Series 2023 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	95	88,443
Waller Consolidated Independent School District, Series 2023, GO Bonds, (INS - BAM)(a)	4.00%	02/15/2053	305	281,794
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2050	910	979,448
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Waller Consolidated Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	02/15/2056	$20	$21,338
Waxahachie Independent School District, Series 2015, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	290	273,329
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	655	687,820
Waxahachie Independent School District, Series 2023, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,220	1,183,689
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	190	178,382
Waxahachie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	1,075	995,998
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.25%	08/01/2050	160	170,435
Weatherford College of the Parker County Junior College District, Series 2025, RB	5.00%	08/01/2055	255	266,361
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	02/15/2049	535	513,428
Weslaco Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	320	308,315
West Harris (County of), TX Regional Water Authority, Series 2019, Ref. RB	3.00%	12/15/2058	10	6,870
West Harris (County of), TX Regional Water Authority, Series 2021, Ref. RB, (INS - BAM)(a)	3.50%	12/15/2046	185	158,847
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2041	115	113,837
West Travis County Public Utility Agency, Series 2017, Ref. RB, (INS - BAM)(a)	4.00%	08/15/2045	280	257,867
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	115	104,954
White Settlement Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.13%	08/15/2052	75	69,886
Willis Independent School District, Series 2016, Ref. GO Bonds(c)(d)	4.00%	02/15/2026	5	5,013
Willis Independent School District, Series 2016, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	15	14,139
Willis Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	02/15/2055	10	10,269
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2052	300	323,231
Wimberley Independent School District, Series 2025, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.75%	08/15/2055	270	277,677
Wylie Independent School District, Series 2019 A, GO Bonds, (CEP - Texas Permanent School Fund)	3.00%	08/15/2044	95	77,241
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	400	374,317
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2049	690	734,496
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	02/15/2054	850	817,645
Wylie Independent School District, Series 2024, GO Bonds, (CEP - Texas Permanent School Fund)	5.25%	08/15/2054	540	573,084
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	80	74,414
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	785	787,419
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,000	936,835
Ysleta Independent School District, Series 2020, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	55	51,321
Ysleta Independent School District, Series 2022, GO Bonds, (CEP - Texas Permanent School Fund)	4.25%	08/15/2056	1,500	1,442,854
				444,717,765
Utah-0.59%
Central Valley Water Reclamation Facility (Green Bonds), Series 202 C1, RB	4.00%	03/01/2047	510	488,238
Downtown Revitalization Public Infrastructure District, Series 2025, RB, (INS - AGI)(a)	5.50%	06/01/2050	1,000	1,085,252
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2041	95	100,540
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2042	400	420,489
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2043	1,000	1,044,931
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2044	1,000	1,039,875
Intermountain Power Agency, Series 2022 A, Ref. RB	5.00%	07/01/2045	685	710,602
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2041	65	69,428
Intermountain Power Agency, Series 2023 A, RB	5.00%	07/01/2042	1,000	1,060,706
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2043	75	80,077
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2044	440	467,334
Intermountain Power Agency, Series 2023 A, RB	5.25%	07/01/2045	30	31,783
Jordan Valley Water Conservancy District, Series 2024 A, RB	5.00%	10/01/2054	110	114,001
Salt Lake City (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	15	15,160
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah-(continued)
Salt Lake City (City of), UT, Series 2018 B, RB	5.00%	07/01/2048	$2,020	$2,053,142
Salt Lake City (City of), UT, Series 2020, RB	5.00%	02/01/2050	50	51,199
Salt Lake City (City of), UT, Series 2021 B, RB	5.00%	07/01/2046	25	25,911
Salt Lake City (City of), UT, Series 2022, RB	4.38%	02/01/2052	25	24,944
Salt Lake City (City of), UT, Series 2022, RB	5.00%	02/01/2052	100	103,581
Salt Lake City (City of), UT, Series 2025, RB	5.00%	02/01/2050	585	624,899
Salt Lake City (City of), UT, Series 2025, RB	5.25%	02/01/2055	565	611,990
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2047	190	202,253
Timpanogos Special Service District, Series 2024, Ref. RB	5.00%	06/01/2054	25	26,220
University of Utah (The), Series 2023 B, RB	5.25%	08/01/2053	360	381,975
University of Utah (The) (Green Bonds), Series 2022 A, RB	5.00%	08/01/2046	295	309,081
University of Utah (The) (Green Bonds), Series 2022 A, RB	4.00%	08/01/2051	405	367,549
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2041	1,000	1,082,830
University of Utah (The) (Green Bonds), Series 2022 B, RB	5.00%	08/01/2042	250	268,641
University of Utah (The) (Green Bonds), Series 2023 B, RB	5.25%	08/01/2048	410	439,833
Utah (County of), UT (IHC Health Services, Inc.), Series 2014 A, RB	4.00%	05/15/2045	415	390,408
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	5.00%	05/15/2046	10	10,033
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	3.00%	05/15/2047	580	448,894
Utah (County of), UT (IHC Health Services, Inc.), Series 2016 B, RB	4.00%	05/15/2047	820	762,207
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	4.00%	05/15/2041	160	158,497
Utah (County of), UT (IHC Health Services, Inc.), Series 2018, Ref. RB	5.00%	05/15/2041	845	849,942
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	4.00%	05/15/2043	555	536,387
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2043	250	260,681
Utah (County of), UT (IHC Health Services, Inc.), Series 2020 A, RB	5.00%	05/15/2050	175	179,692
Utah (State of) Transit Authority, Series 2018, Ref. RB	4.00%	12/15/2041	205	205,230
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2041	100	110,110
Utah (State of) Transit Authority, Series 2023, RB	5.00%	12/15/2042	65	70,827
Utah (State of) Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2044	2,000	2,174,919
Utah Transit Authority, Series 2025, Ref. RB	5.00%	12/15/2043	10	10,963
				19,471,254
Vermont-0.01%
Vermont (State of) Educational & Health Buildings Financing Agency (Middlebury College), Series 2020, Ref. RB	5.00%	11/01/2049	50	51,277
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center) (Green Bonds), Series 2016, RB	4.00%	12/01/2042	265	254,108
				305,385
Virginia-1.22%
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2046	1,805	1,425,005
Alexandria (City of), VA, Series 2019 A, GO Bonds	3.00%	07/15/2050	110	83,292
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	4.00%	07/01/2045	75	71,804
Arlington (County of), VA Industrial Development Authority (Virginia Hospital Center), Series 2020, Ref. RB	3.75%	07/01/2050	1,250	1,054,456
Chesapeake (City of), VA Expressway, Series 2024, Ref. RB, (INS - AGI)(a)	4.00%	07/15/2047	405	392,347
Chesapeake (City of), VA Hospital Authority (Chesapeake Regional Medical Center), Series 2019, Ref. RB	4.00%	07/01/2043	85	79,880
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2046	1,000	1,001,843
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	1,255	1,256,452
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB, (INS - AGI)(a)	5.00%	07/01/2041	40	40,221
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	5.00%	04/01/2048	500	528,089
Chesterfield (County of), VA Economic Development Authority (County Mobility), Series 2024, RB	4.00%	04/01/2050	145	136,791
Fairfax (County of), VA, Series 2021 A, RB	4.00%	07/15/2051	10	9,454
Fairfax (County of), VA, Series 2024 A, RB	5.00%	07/15/2049	1,525	1,625,326
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2014 A, RB	4.00%	05/15/2044	50	48,895
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2018 A, Ref. RB	4.00%	05/15/2048	1,035	977,434
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2022, Ref. RB	4.00%	05/15/2042	2,235	2,216,285
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	5.00%	05/15/2051	1,000	1,040,637
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Fairfax (County of), VA Industrial Development Authority (Inova Health System), Series 2024, RB	4.13%	05/15/2054	$20	$18,504
Front Royal & Warren County Industrial Development Authority ( Valley Health System Obligated Group), Series 2018, RB	4.00%	01/01/2050	720	654,666
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018 A, RB	5.00%	07/01/2042	5	5,127
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2018, RB	5.00%	07/01/2048	450	457,095
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2045	130	125,461
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2045	15	15,596
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2050	315	287,948
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2055	760	684,349
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	4.00%	07/01/2060	1,000	892,011
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.00%	07/01/2060	890	912,686
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2020 A, RB	5.25%	07/01/2060	750	777,772
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2052	1,425	1,317,371
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2022 A, RB	4.00%	07/01/2057	1,275	1,158,215
Hampton (City of), VA Roads Transportation Accountability Commission, Series 2024 A, RB	5.25%	07/01/2064	250	265,060
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2042	70	76,943
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2045	20	21,476
Hampton Roads Sanitation District, Series 2024 B, RB	5.00%	07/01/2054	215	226,727
Henrico (County of), VA Economic Development Authority (Bon Secours Mercy Health), Series 2025, Ref. RB	5.00%	11/01/2048	5	5,227
Henrico (County of), VA Economic Development Authority (Lifespire of Virginia), Series 2017 C, Ref. RB	5.00%	12/01/2047	100	100,142
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2047	250	253,528
Henrico (County of), VA Economic Development Authority (Westminister Cnatbury Richman), Series 2022, RB	5.00%	10/01/2052	1,000	1,005,724
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2043	5	5,440
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	4.75%	07/01/2053	1,015	1,028,188
Isle Wight (County of), VA Economic Development Authority (Riverside Health System), Series 2023, RB, (INS - AGI)(a)	5.25%	07/01/2053	320	333,906
Loudoun (County of), VA Economic Development Authority (Howard Hughes Medical Institute, Inc), Series 2022, Ref. RB	4.00%	10/01/2052	1,155	1,082,734
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,002,730
Lynchburg Economic Development Authority, Series 2021, Ref. RB	3.00%	01/01/2051	215	151,276
Norfolk (City of), VA Economic Development Authority, Series 2018 B, Ref. RB	4.00%	11/01/2048	885	817,512
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2047	350	365,335
Northern Virginia Transportation Commission (Transforming Rail in Virginia), Series 2022, RB	5.00%	06/01/2052	250	259,340
Prince William County Service Authority, Series 2025, Ref. RB	5.00%	07/15/2055	150	160,033
Richmond (City of), VA, Series 2020 A, RB	4.00%	01/15/2050	20	18,939
Richmond (City of), VA, Series 2024 C, GO Bonds	4.00%	03/01/2054	500	466,360
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020 A, Ref. RB	5.00%	07/01/2047	505	554,778
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	3.00%	07/01/2045	1,525	1,163,657
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group), Series 2020, Ref. RB	4.00%	07/01/2051	230	212,454
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	3.00%	11/01/2046	345	275,104
Rockingham (County of), VA Economic Development Authority (Sentara RHM Medical Center), Series 2021, Ref. RB	2.63%	11/01/2050	30	20,111
University of Virginia, Series 2015 A-1, RB	4.00%	04/01/2045	1,440	1,416,536
University of Virginia, Series 2017 A, Ref. RB	5.00%	04/01/2042	30	30,609
University of Virginia (Green Bonds), Series 2015 A-2, RB	3.57%	04/01/2045	215	192,244
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	5.25%	02/01/2042	235	258,478
Virginia (Commonwealth of) College Building Authority (21st Centuity College and Equipment), Series 2023, RB	4.00%	02/01/2043	95	94,358
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.25%	02/01/2041	$25	$27,405
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2022, RB	5.00%	02/01/2042	575	618,078
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2023, RB	5.00%	02/01/2041	15	16,423
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipment Programs), Series 2024, RB	4.00%	02/01/2043	595	590,251
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2024, RB	4.00%	02/01/2042	330	331,808
Virginia (Commonwealth of) Public Building Authority, Series 2025 A, RB	5.00%	08/01/2045	730	786,564
Virginia (Commonwealth of) Public Building Authority (Bidding Group 2), Series 2022 A, RB	4.00%	08/01/2042	200	197,143
Virginia (Commonwealth of) Small Business Financing Authority, Series 2025, Ref. RB	5.25%	06/15/2050	15	15,812
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC), Series 2020, Ref. RB	4.00%	01/01/2045	1,025	925,163
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2020, Ref. RB	4.00%	12/01/2049	1,340	1,203,034
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2041	1,010	1,083,906
Virginia (Commonwealth of) Small Business Financing Authority (Bon Secours Mercy Health, Inc.), Series 2022, RB	5.00%	10/01/2042	50	53,119
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes), Series 2024, Ref. RB	4.50%	12/01/2044	1,000	965,642
Virginia (Commonwealth of) Transportation Board, Series 2017, RB	4.00%	05/15/2042	30	29,713
Virginia Commonwealth University Health System Authority, Series 2024 A, RB	4.00%	07/01/2054	785	717,598
Virginia Port Authority Commonwealth Port Fund, Series 2023 A, RB	5.25%	07/01/2048	500	536,465
Virginia Resources Authority, Series 2016 C, Ref. RB	3.25%	11/01/2046	370	308,468
Virginia Resources Authority, Series 2016, Ref. RB	4.00%	11/01/2041	280	280,229
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.00%	07/01/2048	160	150,229
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	5.25%	07/01/2053	390	414,034
Williamsburg Economic Development Authority (William & Mary), Series 2023 A, RB, (INS - AGI)(a)	4.13%	07/01/2058	250	236,529
				40,647,574
Washington-2.29%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	650	656,698
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	1,000	1,148,654
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	5.00%	11/01/2043	1,235	1,307,150
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2021 S-1, Ref. RB	4.00%	11/01/2046	1,125	1,093,115
Clark County School District No. 114 Evergreen, Series 2022, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2040	205	226,097
Energy Northwest, Series 2025, Ref. RB	5.00%	07/01/2043	510	557,281
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	5.00%	07/01/2041	1,260	1,350,484
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	4.00%	07/01/2042	1,720	1,725,294
Energy Northwest (Columbia Generating Station), Series 2025, Ref. RB	5.00%	07/01/2042	480	529,397
Fircrest Properties (Green Bonds) (State of Washington DSHS), Series 2024, RB	5.50%	06/01/2049	1,000	1,084,445
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	20	22,364
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,260	1,391,336
King & Snohomish Counties School District No. 417 Northshore, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	110	119,891
King (County of), WA, Series 2015, Ref. RB	4.00%	07/01/2045	970	927,434
King (County of), WA, Series 2016 A, Ref. RB	4.00%	07/01/2041	570	569,490
King (County of), WA, Series 2016 B, Ref. RB	4.00%	07/01/2041	580	579,481
King (County of), WA, Series 2016 B, Ref. RB	5.00%	07/01/2049	40	40,130
King (County of), WA, Series 2024 A, Ref. RB	5.25%	01/01/2055	1,055	1,127,821
King (County of), WA Public Hospital District No. 2 (Evergreen Health), Series 2020 A, GO Bonds	4.00%	12/01/2045	45	41,274
Kitsap County School District No. 100-C Bremerton, Series 2024 C, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.25%	12/01/2047	30	32,222
Pierce County School District No. 10 Tacoma, Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2042	300	296,911
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Pierce County School District No. 10 Tacoma, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2048	$975	$1,034,426
Pierce County School District No. 10 Tacoma (Social Bonds), Series 2020 B, GO Bonds, (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2041	1,080	1,085,958
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	105	116,593
Pierce County School District No. 320 Sumner, Series 2025, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	15	16,407
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	70	76,614
Pierce County School District No. 403 Bethel, Series 2024, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2043	250	271,140
Seattle (City of), WA, Series 2012 A, Ref. RB	4.00%	06/01/2041	5	5,000
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	05/01/2044	5	4,873
Seattle (City of), WA, Series 2014, Ref. RB	4.00%	09/01/2044	925	887,544
Seattle (City of), WA, Series 2015 A, RB	4.00%	05/01/2045	740	706,566
Seattle (City of), WA, Series 2017 C, Ref. RB	4.00%	09/01/2047	185	170,951
Seattle (City of), WA, Series 2017, Ref. RB	4.00%	07/01/2047	5	4,770
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2043	450	443,224
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2047	195	181,006
Seattle (City of), WA, Series 2021 A, Ref. RB	4.00%	07/01/2051	500	453,117
Seattle (City of), WA, Series 2022, Ref. RB	5.00%	07/01/2047	130	135,726
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2048	130	136,258
Seattle (City of), WA, Series 2023 A, Ref. RB	5.00%	03/01/2053	25	25,950
Seattle (City of), WA, Series 2024, Ref. RB	5.00%	10/01/2054	85	88,964
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2050	10	10,811
Seattle (City of), WA, Series 2025, Ref. RB	5.25%	02/01/2055	800	860,909
Skagit County Public Hospital District No. 1, Series 2024, RB	5.50%	12/01/2054	375	386,513
Snohomish (County of), WA Public Utility District No. 1, Series 2021 A, RB	5.00%	12/01/2051	1,000	1,034,575
Snohomish (County of), WA Public Utility District No. 1, Series 2025 A, Ref. RB	5.25%	12/01/2055	10	10,808
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2040	40	44,634
Snohomish County School District No. 15 Edmonds, Series 2024, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	290	320,452
Tacoma (City of), WA, Series 2013 A, Ref. RB	4.00%	01/01/2042	575	565,731
Tacoma (City of), WA (Green Bonds), Series 2021, Ref. RB	5.00%	01/01/2046	1,285	1,338,910
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2049	705	737,746
Tacoma (City of), WA (Green Bonds), Series 2024 A, Ref. RB	5.00%	01/01/2054	210	218,343
Tacoma (City of), WA (Green Bonds), Series 2025 A, RB	5.25%	01/01/2055	90	95,887
University of Washington, Series 2012 C, Ref. RB	3.13%	07/01/2042	1,650	1,400,699
University of Washington, Series 2012 C, Ref. RB	3.25%	07/01/2043	250	210,968
University of Washington, Series 2016 A, Ref. RB	4.00%	12/01/2041	1,065	1,047,999
University of Washington, Series 2024 B, Ref. RB	5.00%	07/01/2041	50	55,057
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	3,500	3,558,574
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2042	1,070	1,105,718
Washington (State of), Series 2018 A, GO Bonds	5.00%	08/01/2043	120	123,586
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2041	300	309,145
Washington (State of), Series 2018 C, GO Bonds	5.00%	02/01/2042	185	190,055
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2042	150	156,592
Washington (State of), Series 2019 A, GO Bonds	5.00%	08/01/2044	570	589,752
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2041	180	190,932
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2042	420	442,895
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	315	330,296
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2043	270	280,585
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2044	80	83,462
Washington (State of), Series 2020 A, GO Bonds	5.00%	08/01/2045	15	15,596
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2041	225	237,259
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2042	285	298,923
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2043	90	93,922
Washington (State of), Series 2020 C, GO Bonds	5.00%	02/01/2044	45	46,757
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of), Series 2021 A, Ref. GO Bonds	5.00%	06/01/2041	$45	$47,648
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2042	35	37,049
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2045	1,130	1,179,711
Washington (State of), Series 2021 C, GO Bonds	5.00%	02/01/2046	25	25,995
Washington (State of), Series 2023 B, GO Bonds	5.00%	06/01/2048	10	10,518
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2044	5	5,384
Washington (State of), Series 2024 A, GO Bonds	5.00%	08/01/2045	25	26,805
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2043	350	382,379
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2044	5	5,420
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2045	35	37,741
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	500	533,608
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2046	105	112,743
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2048	620	656,054
Washington (State of), Series 2025 A, GO Bonds	5.00%	08/01/2049	1,000	1,055,516
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2042	110	120,904
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2045	75	80,622
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2046	310	331,882
Washington (State of), Series 2025 C, GO Bonds	5.00%	02/01/2047	5	5,327
Washington (State of), Series 2025, GO Bonds	5.00%	06/01/2049	910	966,133
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2041	265	293,001
Washington (State of), Series 2025A, GO Bonds	5.00%	08/01/2042	105	114,909
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2042	985	1,046,988
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2044	1,000	1,050,540
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2045	1,455	1,523,895
Washington (State of) (Bid Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2046	1,000	1,043,615
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2041	345	374,002
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2042	1,625	1,747,160
Washington (State of) (Bid Group 2), Series 2022 A-2, GO Bonds	5.00%	08/01/2043	1,125	1,200,928
Washington (State of) (Bid Group 2), Series 2022 C, GO Bonds	5.00%	02/01/2041	285	307,346
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2041	5	5,448
Washington (State of) (Bid Group 2), Series 2023 B, GO Bonds	5.00%	02/01/2042	615	664,410
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2042	40	43,398
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2043	50	53,811
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2044	85	90,888
Washington (State of) (Bid Group 2), Series 2024 A, GO Bonds	5.00%	08/01/2046	45	47,605
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2042	345	376,293
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2043	820	885,714
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2044	230	246,833
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2047	485	513,791
Washington (State of) (Bid Group 2), Series 2024 C, GO Bonds	5.00%	02/01/2048	185	195,275
Washington (State of) (Bid Group 2), Series 2024-A, GO Bonds	5.00%	08/01/2048	5	5,262
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2044	200	212,271
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2045	495	522,942
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2046	360	378,476
Washington (State of) (Bid Group 3), Series 2022 A-3, GO Bonds	5.00%	08/01/2047	500	524,710
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2042	435	465,604
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2043	585	621,705
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2044	1,020	1,078,494
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2045	75	78,947
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2046	100	104,780
Washington (State of) (Bid Group 3), Series 2022 C, GO Bonds	5.00%	02/01/2047	85	88,913
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2043	145	155,383
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2044	140	149,159
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2045	10	10,600
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2046	225	237,261
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2047	220	231,545
Washington (State of) (Bid Group 3), Series 2023 B, GO Bonds	5.00%	02/01/2048	80	83,976
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2043	85	92,524
Washington (State of) (Bid Group 3), Series 2025 C, GO Bonds	5.00%	02/01/2044	155	167,448
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2041	95	101,737
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) (Bidding Group 2), Series 2021 A, GO Bonds	5.00%	08/01/2043	$245	$258,674
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2048	170	170,075
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	3.00%	07/01/2058	75	50,555
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	255	211,380
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	4.00%	07/01/2058	90	73,257
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2058	1,250	1,250,270
Washington (State of) Health Care Facilities Authority, Series 2014 C, RB	4.00%	10/01/2044	35	31,740
Washington (State of) Health Care Facilities Authority, Series 2015 A, RB	4.00%	10/01/2045	450	420,309
Washington (State of) Health Care Facilities Authority, Series 2017, RB	4.00%	07/01/2042	135	128,022
Washington (State of) Health Care Facilities Authority, Series 2017, RB	5.00%	07/01/2042	25	25,154
Washington (State of) Health Care Facilities Authority, Series 2020, Ref. RB	4.00%	09/01/2050	195	177,241
Washington (State of) Health Care Facilities Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	750	784,835
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A, Ref. RB	5.00%	08/01/2044	25	25,248
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2019 A-1, Ref. RB	4.00%	08/01/2044	305	276,877
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2015 B, Ref. RB	4.13%	08/15/2043	190	182,640
Washington (State of) Health Care Facilities Authority (Multicare Health System), Series 2017 B, Ref. RB	4.00%	08/15/2041	1,000	952,494
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	4.25%	10/01/2040	500	499,989
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2014, RB	5.00%	10/01/2044	100	100,050
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2015, RB	4.00%	10/01/2045	1,040	932,070
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	4.00%	09/01/2045	150	140,575
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2045	190	195,112
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2050	1,000	1,015,601
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	3,000	3,054,417
Washington (State of) Health Care Facilities Authority (Seattle Children’s Hospital), Series 2017 A, RB	5.00%	10/01/2047	15	15,130
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,540	1,463,464
Washington (State of) Higher Education Facilities Authority (Gonzaga University), Series 2019 A, RB	3.00%	04/01/2049	780	585,448
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,560	1,361,844
Washington (State of) Housing Finance Commission, Series 2024, RB	5.00%	07/01/2054	500	485,967
Washington (State of) Housing Finance Commission, Series 2025, RB, (INS - BAM)(a)(b)	5.25%	07/01/2064	100	101,052
Washington (State of) Housing Finance Commission (Seattle Academy of Arts and Sciences), Series 2023, Ref. RB(b)	6.38%	07/01/2063	100	108,348
Washington Biomedical Research Properties 3.2, Series 2015 A, RB	4.00%	01/01/2048	1,530	1,449,024
				76,352,035
West Virginia-0.29%
Marshall University, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	05/01/2046	785	626,525
West Virginia (State of), Series 2018 B, GO Bonds	4.00%	06/01/2042	60	59,921
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	5.00%	12/01/2041	5	5,168
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	12/01/2042	875	871,309
West Virginia (State of) (Bidding Group 2), Series 2018 B, GO Bonds	4.00%	06/01/2043	15	14,805
West Virginia (State of) (Bidding Group 2), Series 2019 A, GO Bonds	5.00%	12/01/2043	30	31,154
West Virginia (State of) Economic Development Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	4.13%	01/01/2047	145	115,594
West Virginia (State of) Hospital Finance Authority (West Virginia University), Series 2019, RB	4.00%	10/01/2047	235	223,822
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital Obligated Group), Series 2018, Ref. RB	5.00%	01/01/2043	570	537,191
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (United Health System Obligated), Series 2025, RB	5.50%	06/01/2050	$15	$16,078
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB	6.00%	09/01/2048	125	136,712
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group), Series 2023 B, RB, (INS - AGI)(a)	5.38%	09/01/2053	165	174,913
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	4.25%	06/01/2047	560	531,072
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017 A, RB	5.00%	06/01/2047	335	336,862
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2017, RB	5.00%	06/01/2042	480	485,901
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	4.00%	06/01/2051	2,220	1,978,563
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2018 A, RB	5.00%	06/01/2052	210	211,203
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.13%	06/01/2042	10	9,782
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.25%	06/01/2047	520	486,750
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2023, RB	4.38%	06/01/2053	400	373,954
West Virginia (State of) Parkways Authority, Series 2018, RB	5.00%	06/01/2043	955	980,246
West Virginia (State of) Parkways Authority, Series 2018, RB	4.00%	06/01/2047	430	403,321
West Virginia (State of) Parkways Authority, Series 2021, RB	5.00%	06/01/2047	500	520,405
West Virginia (State of) Parkways Authority, Series 2021, RB	4.00%	06/01/2051	695	633,297
				9,764,548
Wisconsin-0.88%
Ashwaubenon Community Development Authority (Brown County Expo), Series 2019, RB	3.00%	06/01/2044	185	150,658
Franklin Public School District, Series 2025 A, GO Bonds	4.00%	04/01/2045	1,005	969,972
Pleasant Prairie (Village of), WI, Series 2018 A, RB	5.00%	04/01/2043	75	77,030
Racine Unified School District, Series 2025, Ref. GO Bonds, (INS - AGI)(a)	4.00%	04/01/2045	80	77,110
University of Wisconsin Hospitals & Clinics, Series 2018 A, Ref. RB	4.25%	04/01/2048	180	173,938
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2046	230	217,928
University of Wisconsin Hospitals & Clinics (Green Bonds), Series 2021, Ref. RB	4.00%	04/01/2051	45	40,904
Wisconsin (State of) Health & Educational Facilities Authority, Series 2019, Ref. RB	5.00%	07/01/2049	300	300,826
Wisconsin (State of) Health & Educational Facilities Authority, Series 2024, RB, (INS - BAM)(a)	5.25%	02/15/2054	40	42,039
Wisconsin (State of) Health & Educational Facilities Authority (Covenant Communities, Inc.), Series 2018 A, RB	4.00%	07/01/2048	365	285,946
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016, RB	3.50%	02/15/2046	465	390,057
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2042	395	374,018
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	5.00%	02/15/2047	760	762,460
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2017, Ref. RB	4.00%	02/15/2050	20	18,097
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB(c)(d)	4.00%	05/15/2026	10	10,067
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group), Series 2016, Ref. RB	4.00%	11/15/2046	715	661,522
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2046	1,120	1,023,364
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	3.00%	08/15/2051	1,210	886,451
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2021, RB	4.00%	08/15/2051	15	13,326
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	4.38%	08/15/2055	90	85,624
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group), Series 2025, RB	5.25%	08/15/2055	155	160,969
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022 B, RB	5.25%	12/01/2048	$50	$52,967
Wisconsin (State of) Health & Educational Facilities Authority (Bellin Memorial Hospital, Inc.), Series 2022, RB	5.50%	12/01/2052	530	567,456
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	4.00%	08/15/2050	315	284,865
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital of Wisconsin, Inc.), Series 2020, RB	3.00%	08/15/2052	100	71,051
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2042	575	554,266
Wisconsin (State of) Health & Educational Facilities Authority (Children’s Hospital), Series 2017, Ref. RB	4.00%	08/15/2047	3,260	2,933,152
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System), Series 2016 B, RB	5.00%	02/15/2042	95	95,087
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	5.00%	12/01/2041	100	101,043
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2016, Ref. RB	4.00%	12/01/2046	150	136,324
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2046	1,395	1,257,820
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin), Series 2022, Ref. RB	4.00%	12/01/2051	1,585	1,381,393
Wisconsin (State of) Health & Educational Facilities Authority (Milwaukee Regional Medical Center), Series 2018, Ref. RB	4.13%	04/01/2046	355	331,271
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	3.13%	12/15/2049	340	258,591
Wisconsin (State of) Health & Educational Facilities Authority (Thedacare, Inc.), Series 2019, Ref. RB	4.00%	12/15/2049	225	205,567
Wisconsin (State of) Public Finance Authority, Series 2020, Ref. RB	3.00%	06/01/2045	90	67,644
Wisconsin (State of) Public Finance Authority, Series 2022 A, RB	5.00%	10/01/2052	680	692,253
Wisconsin (State of) Public Finance Authority, Series 2022, RB	5.00%	02/01/2062	200	198,687
Wisconsin (State of) Public Finance Authority, Series 2022, RB, (INS - BAM)(a)	5.63%	07/01/2055	15	15,839
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.25%	03/01/2047	150	150,109
Wisconsin (State of) Public Finance Authority, Series 2022, Ref. RB	5.13%	04/01/2052	250	234,078
Wisconsin (State of) Public Finance Authority, Series 2023 A, RB(b)	5.75%	07/01/2063	800	802,429
Wisconsin (State of) Public Finance Authority, Series 2023, RB	5.75%	07/01/2062	545	571,753
Wisconsin (State of) Public Finance Authority (Bayhealth Medical Center Project), Series 2021 A, RB	3.00%	07/01/2050	1,000	736,017
Wisconsin (State of) Public Finance Authority (Blue Ridge Healthcare), Series 2020 A, Ref. RB	3.00%	01/01/2050	1,095	814,251
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A, RB	4.00%	10/01/2052	1,010	905,715
Wisconsin (State of) Public Finance Authority (Cone Health), Series 2022 A-1, RB, (INS - BAM)(a)	5.50%	07/01/2052	550	577,206
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	4,015	4,018,786
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2046	920	920,062
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2015 A, RB	4.25%	06/01/2041	1,415	1,394,839
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB	4.00%	06/01/2045	1,000	936,703
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	06/01/2045	1,285	980,515
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	5.00%	10/01/2044	260	264,458
Wisconsin (State of) Public Finance Authority (Wakemed Hospital), Series 2019 A, Ref. RB	4.00%	10/01/2049	10	9,132
				29,243,635
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wyoming-0.05%
University of Wyoming, Series 2021 C, RB, (INS - AGI)(a)	4.00%	06/01/2051	$1,955	$1,793,803
TOTAL INVESTMENTS IN SECURITIES(e)-97.91% (Cost $3,314,219,723)				3,259,313,939
OTHER ASSETS LESS LIABILITIES-2.09%				69,419,216
NET ASSETS-100.00%				$3,328,733,155

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
PCR	-Pollution Control Revenue Bonds
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $2,024,519, which represented less than 1% of the Fund’s Net Assets.

(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	5.13%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.49%
Guam-0.15%
Guam (Territory of) Waterworks Authority, Series 2020 A, RB	5.00%	01/01/2050	$200	$201,712
New York-96.34%
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	4.00%	11/01/2044	200	198,688
Battery Park (City of), NY Authority (Green Bonds), Series 2019 A, RB	5.00%	11/01/2049	2,000	2,071,361
Battery Park (City of), NY Authority (Green Bonds), Series 2023 A, RB	5.00%	11/01/2048	500	530,195
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB, (INS - AGI)(a)	3.00%	07/15/2043	595	465,360
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2045	1,000	788,545
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	04/01/2050	185	135,479
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGI)(a)	4.00%	04/01/2050	250	223,764
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	986,509
Dutchess County Local Development Corp. (Bard College), Series 2020 A, Ref. RB	5.00%	07/01/2051	150	147,880
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	4.00%	07/01/2041	630	603,399
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	496,866
Dutchess County Local Development Corp. (Marist College), Series 2022, RB	5.00%	07/01/2052	110	112,376
Dutchess County Local Development Corp. (Nuvance Health), Series 2019 B, Ref. RB	4.00%	07/01/2049	500	440,295
Dutchess County Local Development Corp. (Vassar College), Series 2017, Ref. RB	4.00%	07/01/2046	200	190,370
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group), Series 2022 A, Ref. RB	5.25%	12/01/2052	195	197,743
Hempstead Town Local Development Corp., Series 2017, Ref. RB	5.00%	07/01/2047	100	100,621
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	456,686
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	4.00%	02/15/2044	695	671,178
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB, (INS - AGI)(a)	4.00%	02/15/2047	570	537,809
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021 A, Ref. RB	4.00%	02/15/2041	50	50,559
Hudson Yards Infrastructure Corp. (Green Bonds), Series 2021, Ref. RB	4.00%	02/15/2044	655	645,418
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2041	500	504,213
Long Island (City of), NY Power Authority, Series 2016 B, Ref. RB	5.00%	09/01/2046	10	10,043
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	10	10,236
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2042	40	43,650
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2049	750	786,386
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.00%	09/01/2054	1,000	1,043,366
Long Island (City of), NY Power Authority, Series 2024 A, Ref. RB	5.25%	09/01/2054	425	452,348
Long Island (City of), NY Power Authority, Series 2025 A, Ref. RB	5.25%	09/01/2050	45	48,257
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB	5.00%	09/01/2048	340	356,113
Long Island (City of), NY Power Authority (Green Bonds), Series 2023 E, RB, (INS - AGI)(a)	5.00%	09/01/2053	25	26,114
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2045	25	23,004
Massachusetts (Commonwealth of) Clean Water Trust (The) (Green Bonds), Series 2021 A-1, RB	4.00%	11/15/2046	100	91,324
Metropolitan Transportation Authority, Series 2013 B, RB	4.00%	11/15/2043	65	59,776
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2041	50	48,357
Metropolitan Transportation Authority, Series 2016 C-1, RB	4.00%	11/15/2046	50	45,089
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2042	15	14,220
Metropolitan Transportation Authority, Series 2017 D, Ref. RB	4.00%	11/15/2046	30	27,267
Metropolitan Transportation Authority, Series 2021 A-2, RB	4.00%	11/15/2041	100	97,618
Metropolitan Transportation Authority (Green Bonds), Series 2016 A-1, RB	5.25%	11/15/2056	1,000	1,001,915
Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	11/15/2047	25	25,197
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	5.00%	11/15/2047	30	30,314
Metropolitan Transportation Authority (Green Bonds), Series 2017 B-1, RB	4.00%	11/15/2052	75	68,965
Metropolitan Transportation Authority (Green Bonds), Series 2019 A-2, RB, (INS - AGI)(a)	5.00%	11/15/2044	800	816,335
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGI)(a)	4.00%	11/15/2049	500	453,536
Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	11/15/2046	15	13,699
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2040	20	19,807
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2043	125	118,284
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGI)(a)	4.00%	11/15/2054	110	98,423
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	4.75%	11/15/2045	400	401,524
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,029,172
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-1, RB	5.00%	11/15/2043	55	56,764
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-2, RB	4.00%	11/15/2048	65	59,674
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Metropolitan Transportation Authority (Green Bonds), Series 2020 D-3, RB	4.00%	11/15/2049	$10	$9,140
Metropolitan Transportation Authority (Green Bonds), Series 2020 E, Ref. RB	4.00%	11/15/2045	20	18,413
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.00%	11/15/2049	105	110,050
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2051	150	140,344
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, RB	5.25%	11/15/2054	1,115	1,187,124
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2040	30	32,499
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2044	80	84,242
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB	5.00%	11/15/2047	100	103,877
Metropolitan Transportation Authority (Green Bonds), Series 2024 A, Ref. RB, (INS - BAM)(a)	4.00%	11/15/2048	200	183,614
Metropolitan Transportation Authority (Green Bonds), Series 2024 B-2, Ref. RB	5.00%	11/15/2048	515	541,143
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2042	15	16,375
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2043	45	48,660
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2045	70	74,553
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2049	600	628,857
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	5.00%	11/15/2050	10	10,456
Metropolitan Transportation Authority (Green Bonds), Series 2024, Ref. RB	4.00%	11/15/2054	40	37,091
Metropolitan Transportation Authority (Green Bonds), Series 2025, Ref. RB	5.00%	11/15/2041	5	5,416
Monroe County Industrial Development Corp. (Highland Hospital of Rochester), Series 2017, RB	5.00%	12/01/2046	590	588,557
Monroe County Industrial Development Corp. (University of Rochester), Series 2017 C, Ref. RB	4.00%	07/01/2043	110	107,670
Monroe County Industrial Development Corp. (University of Rochester), Series 2017, Ref. RB	4.00%	07/01/2043	50	48,941
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,065	973,537
Monroe County Industrial Development Corp. (University of Rochester), Series 2023 A, RB	5.00%	07/01/2053	250	259,493
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,115	1,114,944
Nassau (County of), NY, Series 2013 A, GO Bonds	4.00%	04/01/2043	165	164,281
Nassau (County of), NY, Series 2025 A, GO Bonds	5.00%	04/01/2055	500	524,324
New York & New Jersey (States of) Port Authority, One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	95	94,546
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2041	80	80,995
New York & New Jersey (States of) Port Authority, One Hundred Ninty Eighth Series 2016, Ref. RB	5.00%	11/15/2046	685	690,248
New York & New Jersey (States of) Port Authority, One Hundred Seventy Fifth Series 2012, RB	3.25%	12/01/2042	160	137,758
New York & New Jersey (States of) Port Authority, Series 2019 217, RB	4.00%	11/01/2049	70	64,809
New York & New Jersey (States of) Port Authority, Series 2019, RB	4.00%	11/01/2041	10	10,048
New York & New Jersey (States of) Port Authority, Series 2022, RB	5.00%	01/15/2052	420	439,972
New York & New Jersey (States of) Port Authority, Series 2023-241, RB	5.00%	07/15/2053	60	62,920
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2049	35	37,148
New York & New Jersey (States of) Port Authority, Series 2024, Ref. RB	5.00%	07/15/2054	200	210,793
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	10/15/2042	10	11,090
New York & New Jersey (States of) Port Authority, Series 2025, Ref. RB	5.00%	01/15/2043	5	5,457
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2043	125	122,114
New York & New Jersey (States of) Port Authority, Two Hundred Eleventh Series 2018, Ref. RB	5.00%	09/01/2048	5	5,094
New York & New Jersey (States of) Port Authority, Two Hundred Fifth Series 2017, Ref. RB	5.00%	11/15/2047	1,000	1,018,178
New York & New Jersey (States of) Port Authority, Two Hundred Fortieth Series 2023, Ref. RB	5.00%	07/15/2053	100	104,975
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2041	125	138,883
New York & New Jersey (States of) Port Authority, Two Hundred Forty Fourth Series 2024, Ref. RB	5.00%	07/15/2042	55	60,348
New York & New Jersey (States of) Port Authority, Two Hundred Forty One Series 2023, RB	5.00%	07/15/2041	25	27,445
New York & New Jersey (States of) Port Authority, Two Hundred Sixteenth Series 2019, RB	4.00%	09/01/2049	100	92,642
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fourth Series 2021, Ref. RB	4.00%	07/15/2041	750	759,590
New York (City of), NY, Series 2017 B-1, GO Bonds	3.25%	10/01/2042	100	86,260
New York (City of), NY, Series 2018 E-1, GO Bonds	3.63%	03/01/2045	55	49,285
New York (City of), NY, Series 2019 B-1, GO Bonds	3.00%	10/01/2041	20	17,093
New York (City of), NY, Series 2020 C, GO Bonds	4.00%	08/01/2041	100	99,462
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2042	20	20,883
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	330	342,417
New York (City of), NY, Series 2020 D-1, GO Bonds	3.00%	03/01/2045	90	70,921
New York (City of), NY, Series 2020 D-1, GO Bonds	4.00%	03/01/2050	400	366,104
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2041	35	34,812
New York (City of), NY, Series 2021 A-1, GO Bonds	5.00%	08/01/2047	95	97,373
New York (City of), NY, Series 2021 A-1, GO Bonds	4.00%	08/01/2050	130	118,503
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2041	30	25,695
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2042	10	10,491
New York (City of), NY, Series 2021 F-1, GO Bonds	5.00%	03/01/2044	75	77,772
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2021 F-1, GO Bonds	4.00%	03/01/2047	$175	$162,406
New York (City of), NY, Series 2021 F-1, GO Bonds	3.00%	03/01/2051	40	29,211
New York (City of), NY, Series 2022 A-1, GO Bonds	5.25%	09/01/2043	45	48,146
New York (City of), NY, Series 2022 A-1, GO Bonds	4.00%	09/01/2046	210	197,572
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2041	5	5,380
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2042	45	48,086
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2047	15	15,555
New York (City of), NY, Series 2023 A, GO Bonds	5.00%	08/01/2048	15	15,520
New York (City of), NY, Series 2023, A GO Bonds	5.00%	08/01/2044	20	21,029
New York (City of), NY, Series 2024 A, GO Bonds	5.00%	08/01/2051	1,000	1,026,236
New York (City of), NY, Series 2024 A, GO Bonds	4.13%	08/01/2053	100	93,212
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2042	80	85,840
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2043	50	53,176
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2044	35	36,916
New York (City of), NY, Series 2024 C, GO Bonds	5.00%	03/01/2045	100	104,856
New York (City of), NY, Series 2024 C, GO Bonds	4.00%	03/01/2046	100	94,170
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2047	100	105,859
New York (City of), NY, Series 2024 C, GO Bonds	5.25%	03/01/2053	280	292,967
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2041	30	32,549
New York (City of), NY, Series 2024 C-1, GO Bonds	5.00%	09/01/2042	130	139,973
New York (City of), NY, Series 2024 D, GO Bonds	4.00%	04/01/2041	20	19,894
New York (City of), NY, Series 2024 D, GO Bonds	5.50%	04/01/2048	100	107,595
New York (City of), NY, Series 2024 D, GO Bonds	5.25%	04/01/2054	300	313,793
New York (City of), NY, Series 2025 A-1, GO Bonds	5.00%	08/01/2050	40	41,452
New York (City of), NY, Subseries 2018 D-1, GO Bonds	5.00%	12/01/2042	500	513,384
New York (City of), NY, Subseries 2018 F-1, GO Bonds	5.00%	04/01/2043	210	213,898
New York (City of), NY, Subseries 2018 F-1, GO Bonds	3.50%	04/01/2046	60	51,968
New York (City of), NY, Subseries 2019 A-1, GO Bonds	5.00%	08/01/2041	20	20,844
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2042	270	263,450
New York (City of), NY, Subseries 2019 A-1, GO Bonds	4.00%	08/01/2044	60	56,518
New York (City of), NY, Subseries 2019 A-1, GO Bonds	3.00%	08/01/2045	35	27,503
New York (City of), NY, Subseries 2020 B-1, GO Bonds	3.00%	10/01/2044	25	19,938
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2041	190	206,120
New York (City of), NY, Subseries 2022 B-1, GO Bonds	5.25%	10/01/2042	30	32,345
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2042	10	10,740
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	20	21,338
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	55	58,844
New York (City of), NY, Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	125	133,192
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	5	4,898
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2043	100	107,644
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2044	70	74,700
New York (City of), NY, Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	200	210,358
New York (City of), NY, Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	500	462,592
New York (City of), NY, Subseries 2024 C-1, GO Bonds	5.25%	09/01/2050	5	5,250
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	30	31,676
New York (City of), NY Educational Construction Fund, Series 2021 B, RB, (CEP - Colorado Higher Education Intercept Program)	5.00%	04/01/2052	80	82,886
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.00%	01/01/2046	240	184,887
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB	3.00%	03/01/2049	20	14,579
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	3.00%	03/01/2049	2,000	1,494,183
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB	5.25%	06/15/2052	100	106,060
New York (City of), NY Municipal Water Finance Authority, Series 2015, Ref. RB	4.00%	06/15/2046	200	191,521
New York (City of), NY Municipal Water Finance Authority, Series 2016 AA, RB	3.00%	06/15/2046	200	153,701
New York (City of), NY Municipal Water Finance Authority, Series 2016 CC, Ref. RB	5.00%	06/15/2046	10	10,038
New York (City of), NY Municipal Water Finance Authority, Series 2017 CC-1, RB	5.00%	06/15/2048	5	5,069
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	919,477
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	4.00%	06/15/2049	100	91,948
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-2, RB	4.00%	06/15/2043	220	214,307
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	3.00%	06/15/2050	$1,000	$747,878
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-1, RB	4.00%	06/15/2050	1,000	922,925
New York (City of), NY Municipal Water Finance Authority, Series 2020 BB-2, Ref. RB	4.00%	06/15/2042	180	178,026
New York (City of), NY Municipal Water Finance Authority, Series 2020 EE, Ref. RB	4.00%	06/15/2042	110	109,055
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	4.00%	06/15/2041	15	15,010
New York (City of), NY Municipal Water Finance Authority, Series 2020 FF, Ref. RB	5.00%	06/15/2041	45	47,706
New York (City of), NY Municipal Water Finance Authority, Series 2020 GG-1, RB	5.00%	06/15/2050	500	516,280
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	5.00%	06/15/2048	500	520,358
New York (City of), NY Municipal Water Finance Authority, Series 2021 AA-1, RB	4.00%	06/15/2051	245	225,647
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	3.00%	06/15/2044	5	4,009
New York (City of), NY Municipal Water Finance Authority, Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	140	133,449
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	4.00%	06/15/2051	1,000	921,009
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB	5.00%	06/15/2051	500	518,570
New York (City of), NY Municipal Water Finance Authority, Series 2022 AA-3, Ref. RB	5.00%	06/15/2047	60	63,032
New York (City of), NY Municipal Water Finance Authority, Series 2022 CC-1, RB	4.00%	06/15/2052	175	161,032
New York (City of), NY Municipal Water Finance Authority, Series 2022 EE, Ref. RB	5.00%	06/15/2045	50	52,723
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	4.13%	06/15/2047	2,000	1,908,219
New York (City of), NY Municipal Water Finance Authority, Series 2023 D, Ref. RB	5.25%	06/15/2047	30	31,909
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	5.00%	06/15/2051	400	416,242
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA, RB	4.00%	06/15/2054	325	298,584
New York (City of), NY Municipal Water Finance Authority, Series 2025 BB, RB	5.25%	06/15/2055	55	58,436
New York (City of), NY Municipal Water Finance Authority, Subseries 2019 FF-2, Ref. RB	4.00%	06/15/2041	50	49,693
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.00%	06/15/2043	100	107,352
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-3, Ref. RB	5.25%	06/15/2048	10	10,655
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 AA-1, RB	5.25%	06/15/2053	245	259,231
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-1, RB	5.25%	06/15/2054	300	316,802
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.00%	06/15/2044	100	106,273
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 BB-2, Ref. RB	5.25%	06/15/2047	310	330,829
New York (City of), NY Municipal Water Finance Authority, Subseries 2024 CC-1, RB	5.25%	06/15/2054	475	502,623
New York (City of), NY Transitional Finance Authority, Series 2016, RB	4.00%	05/01/2042	35	34,081
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2042	100	98,453
New York (City of), NY Transitional Finance Authority, Series 2017 A-3, RB	4.00%	08/01/2044	10	9,609
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2042	385	379,044
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	5.00%	08/01/2045	500	506,651
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	500	505,741
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2042	230	233,723
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	3.25%	05/01/2043	45	38,870
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB	5.00%	05/01/2043	25	25,346
New York (City of), NY Transitional Finance Authority, Series 2017, RB	4.00%	02/01/2044	20	19,222
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	5.00%	05/01/2041	15	15,486
New York (City of), NY Transitional Finance Authority, Series 2018 C-3, RB	4.00%	05/01/2044	85	81,216
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,060	993,980
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2041	55	54,736
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2042	15	14,761
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	4.00%	05/01/2043	100	97,124
New York (City of), NY Transitional Finance Authority, Series 2019 A-3, RB	3.00%	05/01/2045	50	39,723
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	4.00%	11/01/2045	100	95,501
New York (City of), NY Transitional Finance Authority, Series 2019 B-1, RB	3.00%	11/01/2047	2,000	1,536,490
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	165	165,323
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	40	39,259
New York (City of), NY Transitional Finance Authority, Series 2020 C-1, RB	4.00%	05/01/2045	20	18,880
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2040	50	50,159
New York (City of), NY Transitional Finance Authority, Series 2020 D, RB	4.00%	11/01/2042	35	34,313
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2041	20	19,894
New York (City of), NY Transitional Finance Authority, Series 2020, RB	5.00%	05/01/2041	25	26,411
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2043	65	63,097
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2045	60	56,640
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2046	90	70,464
New York (City of), NY Transitional Finance Authority, Series 2020, RB	4.00%	05/01/2046	10	9,378
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	764,214
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2042	$10	$9,775
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2045	5	4,773
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	5.00%	08/01/2045	95	98,524
New York (City of), NY Transitional Finance Authority, Series 2021 B-1, RB	4.00%	08/01/2048	5	4,660
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2043	50	48,576
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2046	190	180,793
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	4.00%	02/01/2049	145	134,419
New York (City of), NY Transitional Finance Authority, Series 2021 E-1, RB	3.00%	02/01/2051	10	7,463
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2041	20	21,485
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2043	55	58,050
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2044	20	20,952
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	5.00%	08/01/2045	100	104,278
New York (City of), NY Transitional Finance Authority, Series 2022 A-1, RB	4.00%	08/01/2048	75	70,086
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2042	20	21,215
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2043	35	36,823
New York (City of), NY Transitional Finance Authority, Series 2022 F-1, RB	5.00%	02/01/2044	65	67,895
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2041	125	124,274
New York (City of), NY Transitional Finance Authority, Series 2022, RB	4.00%	02/01/2043	65	63,136
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2044	100	104,454
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2047	390	402,384
New York (City of), NY Transitional Finance Authority, Series 2022, RB	5.00%	02/01/2051	15	15,373
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2043	10	10,620
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2044	30	31,560
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2046	100	104,021
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2047	10	10,379
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2048	100	103,563
New York (City of), NY Transitional Finance Authority, Series 2023 A-1, RB	5.00%	05/01/2053	350	360,055
New York (City of), NY Transitional Finance Authority, Series 2023 C, RB	5.50%	05/01/2053	200	214,243
New York (City of), NY Transitional Finance Authority, Series 2023 E-1, Ref. RB	5.00%	11/01/2041	40	43,328
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2042	70	74,851
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2043	40	42,401
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.00%	02/01/2045	100	104,607
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	5.25%	02/01/2047	145	152,814
New York (City of), NY Transitional Finance Authority, Series 2023 F-1, RB	4.00%	02/01/2051	400	368,851
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2041	90	100,987
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.00%	05/01/2042	30	32,273
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.50%	05/01/2044	100	109,394
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2048	225	237,728
New York (City of), NY Transitional Finance Authority, Series 2023, RB	5.25%	05/01/2050	200	210,435
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	5.00%	05/01/2046	100	104,261
New York (City of), NY Transitional Finance Authority, Series 2024 B, RB	4.38%	05/01/2053	200	195,182
New York (City of), NY Transitional Finance Authority, Series 2024 C, GO Bonds	5.00%	05/01/2043	5	5,362
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2045	15	15,823
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.00%	05/01/2046	80	83,752
New York (City of), NY Transitional Finance Authority, Series 2024 C, RB	5.25%	05/01/2049	35	37,105
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2043	65	71,069
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.00%	05/01/2044	35	37,126
New York (City of), NY Transitional Finance Authority, Series 2024 D, RB	5.25%	05/01/2048	390	415,389
New York (City of), NY Transitional Finance Authority, Series 2024 D-1, Ref. RB	5.00%	11/01/2041	530	579,170
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2041	25	27,251
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2042	55	59,265
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2043	100	106,713
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2044	25	26,418
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2046	60	62,639
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2047	100	104,106
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2048	80	83,096
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.00%	02/01/2049	1,050	1,088,765
New York (City of), NY Transitional Finance Authority, Series 2024 F-1, RB	5.25%	02/01/2053	300	315,406
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2042	500	539,909
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2043	5	5,343
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2044	$20	$21,156
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2046	15	15,673
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.00%	05/01/2047	180	187,597
New York (City of), NY Transitional Finance Authority, Series 2024 G-1, RB	5.25%	05/01/2048	120	127,491
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2045	150	157,875
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2049	100	105,769
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.25%	05/01/2051	200	210,868
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.00%	05/01/2052	100	103,372
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2044	80	84,859
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2045	45	47,469
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2046	60	62,814
New York (City of), NY Transitional Finance Authority, Series 2025 E, RB	5.00%	11/01/2047	60	62,654
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.00%	11/01/2046	10	10,490
New York (City of), NY Transitional Finance Authority, Series 2025 H, RB	5.25%	11/01/2048	200	213,613
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	4.00%	08/01/2041	5	4,927
New York (City of), NY Transitional Finance Authority, Subseries 2016 B-1, RB	3.00%	08/01/2042	35	28,653
New York (City of), NY Transitional Finance Authority, Subseries 2016 F-3, RB	3.25%	02/01/2042	150	128,845
New York (City of), NY Transitional Finance Authority, Subseries 2018 A, RB	4.00%	08/01/2041	50	49,665
New York (City of), NY Transitional Finance Authority, Subseries 2020 A-3, RB	4.00%	05/01/2044	70	67,141
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2040	30	32,972
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	20	21,868
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.50%	11/01/2045	460	495,858
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History), Series 2024, Ref. RB	5.00%	07/15/2054	375	395,792
New York (State of) Dormitory Authority, Series 2016 A, RB	5.00%	02/15/2043	5	5,038
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2041	160	162,846
New York (State of) Dormitory Authority, Series 2017 A, RB	5.00%	03/15/2042	190	193,039
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2041	30	30,624
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	5.00%	02/15/2043	5	5,083
New York (State of) Dormitory Authority, Series 2018 A, RB	5.00%	03/15/2043	10	10,254
New York (State of) Dormitory Authority, Series 2018 A, Ref. RB	5.00%	03/15/2045	10	10,216
New York (State of) Dormitory Authority, Series 2018 E, Ref. RB	5.00%	03/15/2048	205	209,573
New York (State of) Dormitory Authority, Series 2019 A, RB	4.00%	07/01/2045	290	273,294
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2041	20	20,836
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2042	50	51,856
New York (State of) Dormitory Authority, Series 2019 A, Ref. RB	5.00%	03/15/2047	15	15,386
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	140	107,029
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	03/15/2049	1,000	749,390
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2050	500	452,975
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	580	519,652
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2041	150	130,220
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2042	35	29,645
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2045	20	19,090
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2046	30	27,994
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	4.00%	03/15/2048	85	78,522
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	5.00%	02/15/2041	100	105,264
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2047	600	556,665
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	3.00%	02/15/2049	100	75,003
New York (State of) Dormitory Authority, Series 2020 D, Ref. RB	4.00%	02/15/2049	100	92,069
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2042	5	4,942
New York (State of) Dormitory Authority, Series 2021 A, Ref. RB	4.00%	03/15/2047	150	139,084
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2044	100	96,075
New York (State of) Dormitory Authority, Series 2021 E, Ref. RB	4.00%	03/15/2047	100	92,723
New York (State of) Dormitory Authority, Series 2022 A, RB, (INS - BAM)(a)	4.25%	10/01/2051	500	483,397
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2042	575	565,682
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2043	150	145,261
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	4.00%	03/15/2049	20	18,438
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	3.50%	03/15/2052	10	8,250
New York (State of) Dormitory Authority, Series 2022 A, Ref. RB	5.00%	05/01/2052	1,230	1,240,459
New York (State of) Dormitory Authority, Series 2023 A, RB, (INS - AGI)(a)	5.25%	10/01/2050	500	525,461
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	4.00%	03/15/2049	$70	$65,962
New York (State of) Dormitory Authority, Series 2023 A-1, Ref. RB	5.00%	03/15/2053	100	103,687
New York (State of) Dormitory Authority, Series 2024 A, GO Bonds	5.00%	03/15/2041	40	44,381
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2042	15	16,439
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2049	20	20,958
New York (State of) Dormitory Authority, Series 2024 A, RB	5.00%	03/15/2051	1,000	1,045,120
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2041	80	87,742
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2042	70	76,110
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2043	105	113,150
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2044	70	74,655
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2045	100	105,518
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.00%	03/15/2046	115	120,483
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2047	100	93,718
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2048	100	106,255
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2049	110	116,758
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.25%	03/15/2052	355	375,689
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	4.00%	03/15/2054	105	96,343
New York (State of) Dormitory Authority, Series 2024 A, Ref. RB	5.50%	07/01/2054	650	704,741
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2041	60	66,949
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2044	20	21,447
New York (State of) Dormitory Authority, Series 2024 B, Ref. RB	5.00%	03/15/2049	50	52,475
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	07/01/2046	60	63,418
New York (State of) Dormitory Authority, Series 2025 A, Ref. RB	5.00%	03/15/2053	365	379,582
New York (State of) Dormitory Authority, Series 2025 C, Ref. RB	5.00%	03/15/2055	410	426,415
New York (State of) Dormitory Authority, Series 2025, RB	5.25%	07/01/2054	230	247,771
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	5.50%	07/01/2055	365	395,360
New York (State of) Dormitory Authority (Bidding Group 3), Series 2017 B, Ref. RB	4.00%	02/15/2044	750	702,785
New York (State of) Dormitory Authority (Bidding Group 3), Series 2021 E, Ref. RB	3.00%	03/15/2041	75	65,015
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 A, RB	5.00%	03/15/2044	25	25,586
New York (State of) Dormitory Authority (Bidding Group 4), Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,025,381
New York (State of) Dormitory Authority (Bidding Group 4), Series 2021 E, Ref. RB	4.00%	03/15/2042	125	122,974
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	402,669
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	400	411,262
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	100	100,743
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2046	245	228,140
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	500	453,052
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	15	15,422
New York (State of) Dormitory Authority (Group 4), Series 2020 A, Ref. RB	4.00%	03/15/2044	125	120,355
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	4.00%	07/01/2040	30	28,172
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB, (CEP - Federal Housing Administration)	3.00%	02/01/2050	110	80,333
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2017 1, Ref. RB	4.00%	07/01/2047	2,000	1,897,201
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer), Series 2022 1-B, RB	4.00%	07/01/2051	130	119,527
New York (State of) Dormitory Authority (Montefiore Obligated Group), Series 2020 A, Ref. RB, (INS - AGI)(a)	3.00%	09/01/2050	120	88,635
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	500	500,937
New York (State of) Dormitory Authority (New School (The)), Series 2022 A, Ref. RB	4.00%	07/01/2052	25	21,229
New York (State of) Dormitory Authority (New York University), Series 2016 A, RB	4.00%	07/01/2043	5	4,813
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	85	88,826
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	4.00%	07/01/2046	530	503,788
New York (State of) Dormitory Authority (New York University), Series 2021 A, Ref. RB	5.00%	07/01/2051	80	82,187
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2044	10	10,710
New York (State of) Dormitory Authority (New York University), Series 2025 A, Ref. RB	5.00%	07/01/2045	40	42,522
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2022, Ref. RB	4.25%	05/01/2052	10	9,390
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	4.00%	05/01/2054	1,000	899,027
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB	5.25%	05/01/2054	1,000	1,043,252
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2025, Ref. RB	5.00%	05/01/2043	500	523,638
New York (State of) Dormitory Authority (Rochester Institute of Technology), Series 2019 A, RB	4.00%	07/01/2044	135	128,633
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (State of) Dormitory Authority (Rockefeller University), Series 2019 C, Ref. RB	4.00%	07/01/2049	$80	$73,053
New York (State of) Dormitory Authority (Rockefeller University), Series 2022 A, Ref. RB	4.00%	07/01/2042	450	451,346
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	500	510,234
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities), Series 2019 A, RB	4.00%	07/01/2049	1,785	1,627,266
New York (State of) Dormitory Authority (Yeshiva University), Series 2022 A, Ref. RB	5.00%	07/15/2050	1,175	1,155,455
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2045	1,240	1,186,917
New York (State of) Power Authority (Green Bonds), Series 2020 A, Ref. RB	4.00%	11/15/2050	1,005	931,703
New York (State of) Power Authority (Green Bonds), Series 2024 A, RB	4.00%	11/15/2054	10	9,166
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2052	1,500	1,387,104
New York (State of) Power Authority (Green Transmission) (Green Bonds), Series 2022, RB, (INS - AGI)(a)	4.00%	11/15/2061	1,990	1,793,380
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2051	15	15,001
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	295	295,079
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2041	100	98,473
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2045	165	155,221
New York (State of) Thruway Authority, Series 2019 B, RB	3.00%	01/01/2046	130	100,952
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2050	250	228,513
New York (State of) Thruway Authority, Series 2019 B, RB	4.00%	01/01/2053	10	9,066
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2045	35	32,926
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGI)(a)	4.00%	01/01/2053	20	18,134
New York (State of) Thruway Authority, Series 2020 N, RB	4.00%	01/01/2047	10	9,598
New York (State of) Thruway Authority, Series 2020 N, RB	3.00%	01/01/2049	2,000	1,512,787
New York (State of) Thruway Authority, Series 2020, RB	4.00%	01/01/2046	250	241,020
New York (State of) Thruway Authority, Series 2021 A-1, Ref. RB	3.00%	03/15/2049	500	378,646
New York (State of) Thruway Authority (Bid Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2056	100	90,960
New York (State of) Thruway Authority (Bidding Group 1), Series 2022 A, Ref. RB	4.00%	03/15/2049	20	18,661
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2053	110	113,231
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	5.00%	03/15/2055	200	205,402
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB	4.13%	03/15/2057	100	93,110
New York (State of) Thruway Authority (Bidding Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2041	15	14,968
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2041	15	16,209
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	5.00%	03/15/2042	100	107,114
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB	4.00%	03/15/2043	10	9,696
New York (State of) Thruway Authority (Bidding Group 4), Series 2021 A-1, Ref. RB	4.00%	03/15/2055	100	91,064
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2045	45	47,331
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2046	95	99,293
New York (State of) Thruway Authority (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	205	211,988
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2045	60	57,344
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	3.00%	03/15/2048	100	76,390
New York (State of) Thruway Authority (Bidding Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2058	150	135,388
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2041	825	828,350
New York (State of) Thruway Authority (Group 1), Series 2021 O, Ref. RB	4.00%	01/01/2047	15	14,399
New York (State of) Thruway Authority (Group 2), Series 2020, RB	4.00%	01/01/2043	60	59,095
New York (State of) Thruway Authority (Group 2), Series 2021 A-1, Ref. RB	4.00%	03/15/2042	20	19,769
New York (State of) Thruway Authority (Group 3), Series 2021 A-1, Ref. RB	4.00%	03/15/2044	70	67,141
New York (State of) Thruway Authority (Group 5), Series 2021 A-1, Ref. RB	4.00%	03/15/2057	1,000	905,244
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2040	25	28,352
New York (State of) Utility Debt Securitization Authority, Series 2023 1, Ref. RB	5.00%	12/15/2041	10	11,229
New York (State of) Utility Debt Securitization Authority (Green Bonds), Series 2022, Ref. RB	5.00%	09/15/2052	450	471,252
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	4.00%	11/15/2045	400	385,455
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	1,500	1,499,958
New York Liberty Development Corp., Series 2021 1, Ref. RB	3.00%	02/15/2042	1,075	927,805
New York Liberty Development Corp., Series 2021 1WTC, Ref. RB	2.75%	02/15/2044	190	143,508
New York Liberty Development Corp., Series 2021-1, Ref. RB	4.00%	02/15/2043	1,000	975,349
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.00%	09/15/2043	475	393,511
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.13%	09/15/2050	40	30,365
New York Liberty Development Corp. (7 World Trade Center), Series 2022, Ref. RB	3.50%	09/15/2052	585	475,306
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York Liberty Development Corp. (Bank of America Tower at One Bryant Park), Series 2019, Ref. RB	2.63%	09/15/2069	$385	$362,799
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.75%	11/15/2041	150	119,973
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	2.88%	11/15/2046	280	206,138
New York Liberty Development Corp. (Green Bonds), Series 2021 A, Ref. RB	3.00%	11/15/2051	2,000	1,465,630
New York State Environmental Facilities Corp., Series 2025, Ref. RB	5.00%	06/15/2055	20	21,394
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	4.00%	06/15/2047	160	153,864
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2022, Ref. RB	5.00%	06/15/2051	5	5,244
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.00%	06/15/2049	1,000	1,069,055
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority), Series 2024, Ref. RB	5.25%	06/15/2053	520	563,700
New York State Urban Development Corp., Series 2019 A, Ref. RB	5.00%	03/15/2041	100	104,954
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2043	25	24,201
New York State Urban Development Corp., Series 2019 A, Ref. RB	3.00%	03/15/2049	10	7,481
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	500	528,519
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2042	15	15,769
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2045	250	235,836
New York State Urban Development Corp., Series 2020 A, RB	4.00%	03/15/2049	565	521,758
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2041	100	99,672
New York State Urban Development Corp., Series 2020 C, Ref. RB	4.00%	03/15/2045	20	18,867
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2047	100	76,904
New York State Urban Development Corp., Series 2020 E, Ref. RB	3.00%	03/15/2049	10	7,494
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2043	100	104,523
New York State Urban Development Corp., Series 2020, Ref. RB	5.00%	03/15/2044	10	10,392
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2048	145	110,006
New York State Urban Development Corp., Series 2021 A, Ref. RB	4.00%	03/15/2048	55	50,892
New York State Urban Development Corp. (Bidding Group 2), Series 2021 A, Ref. RB	3.00%	03/15/2041	50	43,534
New York State Urban Development Corp. (Bidding Group 2), Series 2023 A, RB	5.00%	03/15/2043	85	91,250
New York State Urban Development Corp. (Bidding Group 3), Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	1,891,299
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2043	145	140,540
New York State Urban Development Corp. (Bidding Group 3), Series 2021 A, Ref. RB	4.00%	03/15/2045	5	4,717
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2044	55	52,553
New York State Urban Development Corp. (Bidding Group 3), Series 2021, Ref. RB	4.00%	03/15/2046	80	75,522
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2045	50	52,949
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2046	75	78,864
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2047	75	78,527
New York State Urban Development Corp. (Bidding Group 3), Series 2023 A, RB	5.00%	03/15/2048	25	26,109
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2044	75	71,754
New York State Urban Development Corp. (Bidding Group 4), Series 2020 E, Ref. RB	4.00%	03/15/2046	15	14,041
New York State Urban Development Corp. (Bidding Group 4), Series 2021 A, Ref. RB	3.00%	03/15/2050	1,000	741,740
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2048	15	15,547
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2049	20	20,699
New York State Urban Development Corp. (Bidding Group 4), Series 2022 A, Ref. RB	5.00%	03/15/2050	15	15,508
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2049	70	72,984
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2050	25	26,019
New York State Urban Development Corp. (Bidding Group 4), Series 2023 A, RB	5.00%	03/15/2052	55	57,145
New York State Urban Development Corp. (Green Bonds), Series 2023, Ref. RB	5.00%	03/15/2063	1,200	1,241,430
New York Transportation Development Corp. (Terminal 4 JFK International Airport), Series 2020, Ref. RB	4.00%	12/01/2041	160	156,366
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	3.00%	12/01/2044	30	22,736
Oneida County Local Development Corp. (Mohawk Valley Health System), Series 2019, Ref. RB, (INS - AGI)(a)	4.00%	12/01/2049	110	101,135
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	250	260,891
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2045	500	518,608
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2047	120	109,261
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	4.00%	12/01/2049	100	89,944
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Onondaga Civic Development Corp., Series 2025, RB	4.50%	12/01/2050	$650	$646,208
Suffolk (County of), NY Water Authority, Series 2020 B, RB	3.00%	06/01/2044	65	53,923
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	845	846,919
Triborough Bridge & Tunnel Authority, Series 2021 A-1, Ref. RB	4.00%	05/15/2046	1,000	935,995
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	3.00%	05/15/2051	40	29,523
Triborough Bridge & Tunnel Authority, Series 2021 C-3, RB	4.00%	05/15/2051	100	91,448
Triborough Bridge & Tunnel Authority, Series 2022 A, RB	5.00%	11/15/2040	35	38,187
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2041	15	16,358
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.00%	05/15/2044	15	15,710
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2052	1,000	1,044,218
Triborough Bridge & Tunnel Authority, Series 2022 C, RB	5.25%	05/15/2057	55	57,415
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2043	15	16,180
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2044	5	5,346
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2049	100	104,612
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.00%	05/15/2054	1,000	1,040,985
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	4.13%	05/15/2064	425	387,375
Triborough Bridge & Tunnel Authority, Series 2024 A-1, RB	5.25%	05/15/2064	500	524,715
Triborough Bridge & Tunnel Authority, Series 2024 A-2, Ref. RB	5.00%	11/15/2041	10	11,066
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2022 D-2, RB	4.50%	05/15/2047	90	90,664
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2041	5	5,485
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2023 C, Ref. RB	5.00%	11/15/2043	5	5,371
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, RB	5.00%	05/15/2051	15	15,663
Triborough Bridge & Tunnel Authority (Green Bonds), Series 2024, Ref. RB	5.25%	05/15/2054	300	317,975
Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds), Subseries 2022 D-2, RB	5.50%	05/15/2052	200	213,007
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2051	2,000	2,055,788
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB	5.00%	11/15/2056	15	15,374
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, RB	5.25%	05/15/2052	90	95,125
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 A, Ref. RB	5.00%	05/15/2047	630	653,172
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022 C, RB	5.00%	05/15/2047	35	36,287
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	4.00%	05/15/2057	100	90,858
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2022, RB	5.25%	05/15/2062	200	208,636
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-2 RB	5.25%	05/15/2064	100	104,515
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2024, A-3 RB	5.25%	05/15/2064	100	104,500
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.00%	05/15/2048	100	93,623
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2048	20	20,760
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	5.00%	05/15/2053	35	36,111
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.25%	05/15/2058	30	28,339
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund), Series 2023 A, RB	4.50%	05/15/2063	300	295,757
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2049	1,000	1,088,990
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group), Series 2023, RB, (INS - AGI)(a)	5.75%	11/01/2053	1,000	1,083,901
				133,115,243
TOTAL INVESTMENTS IN SECURITIES(b)-96.49% (Cost $138,971,960)				133,316,955
OTHER ASSETS LESS LIABILITIES-3.51%				4,855,611
NET ASSETS-100.00%				$138,172,566

See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2025
(Unaudited)
Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	8.91%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2025
(Unaudited)

	Shares	Value
Preferred Stocks-100.08%
Automobiles-1.72%
Ford Motor Co.
Pfd., 6.00%(b)	1,167,884	$24,175,199
Pfd., 6.20%(b)	1,094,045	23,149,992
Pfd., 6.50%(b)	874,857	19,946,740
		67,271,931
Banks-34.52%
Associated Banc-Corp
Series F, Pfd., 5.63%(b)	145,913	3,064,173
Series E, Pfd., 5.88%(b)	141,468	3,089,661
Pfd., 6.63%(b)(c)	443,901	10,990,989
Banc of California, Inc., Series F, Pfd., 7.75%(b)(c)	751,557	18,758,863
Bank of America Corp.
Series PP, Pfd., 4.13%(b)	1,329,646	22,550,796
Series QQ, Pfd., 4.25%(b)	1,889,155	32,833,514
Series NN, Pfd., 4.38%	1,562,487	28,077,891
Series SS, Pfd., 4.75%(b)	1,000,512	19,479,969
Series LL, Pfd., 5.00%(b)	1,895,401	39,557,019
Series KK, Pfd., 5.38%	2,013,693	45,187,271
Series HH, Pfd., 5.88%(b)	1,241,288	30,870,833
Series GG, Pfd., 6.00%(b)	1,966,613	49,519,315
Series K, Pfd., 6.45%	1,530,038	39,582,083
Bank of Hawaii Corp.
Series A, Pfd., 4.38%	266,357	4,336,292
Pfd., 8.00%(b)	242,408	6,440,781
Bank OZK, Series A, Pfd., 4.63%	515,713	8,442,222
Cadence Bank, Series A, Pfd., 5.50%(b)	261,931	5,659,019
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	657,737	12,575,931
Series I, Pfd., 6.50%(c)	584,932	14,880,670
Pfd., 7.38%(b)	583,602	15,442,109
Comerica, Inc., Series B, Pfd., 6.88%(c)	587,240	15,150,792
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	211,595	3,800,246
Fifth Third Bancorp
Series K, Pfd., 4.95%	365,121	7,214,791
Series A, Pfd., 6.00%(b)	293,282	7,293,923
First Citizens BancShares, Inc.
Series A, Pfd., 5.38%(b)	521,571	11,302,444
Series C, Pfd., 5.63%(b)	279,742	6,227,057
First Horizon Corp.
Series F, Pfd., 4.70%	212,607	3,918,347
Series E, Pfd., 6.50%(b)	222,942	5,475,456
Flagstar Bank N.A, Series A, Pfd., 6.38%(c)	756,761	16,890,906
Fulton Financial Corp., Series A, Pfd., 5.13%	290,628	5,597,495
Hancock Whitney Corp., Pfd., 6.25%(b)	256,259	6,029,774
Huntington Bancshares, Inc.
Series H, Pfd., 4.50%(b)	729,309	12,551,408
Series C, Pfd., 5.70%(b)	260,267	5,796,146
Series J, Pfd., 6.88%(b)(c)	474,235	12,235,263
JPMorgan Chase & Co.
Series MM, Pfd., 4.20%	2,912,725	53,157,231
Series JJ, Pfd., 4.55%(b)	2,184,183	42,526,043
Series LL, Pfd., 4.63%(b)	2,694,508	53,378,204
Series GG, Pfd., 4.75%	1,313,390	26,727,487
Series DD, Pfd., 5.75%(b)	2,471,317	61,857,065
Series EE, Pfd., 6.00%(b)	2,695,119	67,997,852
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b)	656,238	$14,266,614
Series F, Pfd., 5.65%(b)	619,733	13,448,206
Series E, Pfd., 6.13%(b)(c)	730,345	18,265,928
Pfd., 6.20%(b)(c)	874,447	22,106,020
M&T Bank Corp.
Series H, Pfd., 5.63%(b)(c)	368,728	9,244,011
Series K, Pfd., 6.35%	387,000	9,721,440
Series J, Pfd., 7.50%(b)	1,092,835	29,113,124
Old National Bancorp
Series A, Pfd., 7.00%(b)	160,919	4,019,757
Series C, Pfd., 7.00%(b)	176,710	4,419,517
Popular Capital Trust II, Pfd., 6.13%	99,810	2,490,260
Regions Financial Corp.
Series E, Pfd., 4.45%(b)	585,985	10,272,317
Series C, Pfd., 5.70%(c)	730,060	17,317,023
Pfd., 6.95%(b)(c)	724,501	18,554,471
Texas Capital Bancshares, Inc., Series B, Pfd., 5.75%	444,515	9,494,840
Truist Financial Corp.
Series R, Pfd., 4.75%	1,348,267	25,657,521
Series O, Pfd., 5.25%(b)	837,680	18,135,772
U.S. Bancorp
Series L, Pfd., 3.75%	729,041	11,132,456
Series M, Pfd., 4.00%(b)	1,093,243	17,983,847
Series O, Pfd., 4.50%(b)	658,398	12,121,107
Series K, Pfd., 5.50%(b)	838,238	19,178,885
UMB Financial Corp., Pfd., 7.75%(c)	441,909	11,812,228
Valley National Bancorp, Series C, Pfd., 8.25%(b)(c)	222,317	5,791,358
WaFd, Inc., Series A, Pfd., 4.88%(b)	434,075	7,270,756
Webster Financial Corp., Series F, Pfd., 5.25%	222,308	4,331,671
Wells Fargo & Co.
Series DD, Pfd., 4.25%	1,824,646	31,256,186
Series CC, Pfd., 4.38%	1,531,870	27,114,099
Series AA, Pfd., 4.70%	1,704,382	32,332,127
Series Z, Pfd., 4.75%(b)	2,931,657	56,463,714
Series Y, Pfd., 5.63%(b)	1,006,960	24,136,831
Wesbanco, Inc., Series B, Pfd., 7.38%(c)	291,103	7,504,635
Wintrust Financial Corp., Series F, Pfd., 7.88%(c)	624,218	16,391,965
		1,347,816,017
Capital Markets-12.06%
Affiliated Managers Group, Inc.
Pfd., 4.20%	296,300	4,657,836
Pfd., 4.75%	401,159	6,988,190
Pfd., 5.88%	439,640	9,478,638
Pfd., 6.75%(b)	655,267	15,975,410
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)(c)	728,007	18,738,900
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)(b)	336,800	5,136,200
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)	582,952	9,490,459
Brookfield Oaktree Holdings LLC
Series B, Pfd., 6.55%	343,960	7,395,140
Series A, Pfd., 6.63%	260,166	5,674,221
Charles Schwab Corp. (The)
Series J, Pfd., 4.45%(b)	878,329	16,556,502
Series D, Pfd., 5.95%(b)	1,094,176	27,310,633
KKR & Co., Inc., Series T, Pfd., 6.88%(b)	867,053	22,057,828
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Morgan Stanley
Series O, Pfd., 4.25%(b)	1,897,633	$33,417,317
Series L, Pfd., 4.88%(b)	739,263	15,391,456
Series K, Pfd., 5.85%(b)	1,470,480	36,394,380
Series I, Pfd., 6.38%(b)	1,461,704	36,805,707
Series P, Pfd., 6.50%(b)	1,462,160	37,752,971
Series Q, Pfd., 6.63%(b)	1,460,535	38,397,465
Series F, Pfd., 6.88%	1,245,122	31,489,135
Series E, Pfd., 7.13%(b)	1,210,214	30,920,968
New Mountain Finance Corp., Pfd., 8.25%(b)	170,207	4,287,514
Northern Trust Corp., Series E, Pfd., 4.70%	590,431	11,548,830
State Street Corp., Series G, Pfd., 5.35%	734,824	16,452,709
Stifel Financial Corp.
Series D, Pfd., 4.50%(b)	452,108	7,961,622
Pfd., 5.20%(b)	333,126	7,138,890
Series C, Pfd., 6.13%(b)	329,163	7,932,828
Series B, Pfd., 6.25%(b)	230,265	5,588,532
		470,940,281
Chemicals-0.11%
EIDP, Inc., Series B, Pfd., 4.50%	62,475	4,211,440
Commercial Services & Supplies-0.32%
Pitney Bowes, Inc., Pfd., 6.70%(b)	625,245	12,479,890
Consumer Finance-4.25%
Atlanticus Holdings Corp.
Pfd., 6.13%	213,856	5,331,430
Pfd., 9.25%	241,339	6,117,944
Capital One Financial Corp.
Series N, Pfd., 4.25%	618,474	10,266,668
Series L, Pfd., 4.38%(b)	985,385	16,603,737
Series K, Pfd., 4.63%	184,389	3,263,685
Series J, Pfd., 4.80%(b)	1,823,752	33,192,286
Series I, Pfd., 5.00%	2,185,598	41,810,490
Navient Corp., Pfd., 6.00%	438,301	8,625,764
Synchrony Financial
Series A, Pfd., 5.63%	1,094,582	21,453,807
Series B, Pfd., 8.25%(b)(c)	732,632	19,129,022
		165,794,833
Diversified REITs-0.25%
Global Net Lease, Inc.
Series B, Pfd., 6.88%, (Acquired 06/08/2022 - 05/16/2023; Cost $3,670,262)(b)(d)	184,165	4,003,747
Series A, Pfd., 7.25%(b)	249,590	5,613,279
		9,617,026
Diversified Telecommunication Services-4.42%
AT&T, Inc.
Series C, Pfd., 4.75%(b)	2,551,026	48,392,963
Series A, Pfd., 5.00%(b)	1,748,015	34,907,860
Pfd., 5.35%(b)	1,927,122	43,263,889
Qwest Corp.
Pfd., 6.50%	1,423,797	27,336,902
Pfd., 6.75%	962,208	18,541,748
		172,443,362
Electric Utilities-8.67%
BIP Bermuda Holdings I Ltd., Pfd., 5.13% (Canada)	442,502	7,588,909
	Shares	Value
Electric Utilities-(continued)
Brookfield Infrastructure Finance ULC
Pfd., 5.00% (Canada)	369,774	$6,223,296
Pfd., 7.25% (Canada)(b)	230,947	5,752,890
Duke Energy Corp.
Pfd., 5.63%(b)	732,642	18,191,501
Series A, Pfd., 5.75%(b)	1,465,714	36,466,964
Entergy Arkansas LLC, Pfd., 4.88%	444,948	9,308,312
Entergy Louisiana LLC, Pfd., 4.88%	390,325	8,071,921
Entergy Mississippi LLC, Pfd., 4.90%(b)	384,827	8,135,243
Entergy New Orleans LLC, Pfd., 5.50%(b)	310,479	7,016,825
Georgia Power Co., Series 2017-A, Pfd., 5.00%(b)	398,133	9,145,115
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%	366,174	8,608,751
NextEra Energy Capital Holdings, Inc.
Series N, Pfd., 5.65%(b)	1,000,542	23,992,997
Series U, Pfd., 6.50%(b)	1,278,508	32,192,832
Pacific Gas and Electric Co., Series A, Pfd., 6.00%	155,379	3,441,645
SCE Trust II, Pfd., 5.10%	282,167	4,918,171
SCE Trust VI, Pfd., 5.00%(b)	704,772	12,030,458
SCE Trust VII, Series M, Pfd., 7.50%	817,760	20,223,205
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,092,647	19,536,528
Series 2020, Pfd., 4.95%(b)	1,456,932	29,328,041
Pfd., 5.25%(b)	657,392	14,252,259
Pfd., 6.50%(b)	824,830	21,313,607
Xcel Energy, Inc., Pfd., 6.25%	1,310,960	32,734,671
		338,474,141
Financial Services-4.74%
Apollo Global Management, Inc., Pfd., 7.63%(b)(c)	874,527	23,139,984
Brookfield BRP Holdings (Canada), Inc.
Pfd., 4.63% (Canada)	512,039	7,870,039
Pfd., 4.88% (Canada)	379,793	6,122,263
Pfd., 7.25% (Canada)(b)	220,537	5,579,586
Carlyle Finance LLC, Pfd., 4.63%(b)	736,281	12,936,457
Corebridge Financial, Inc., Pfd., 6.38%(b)	877,433	20,839,034
Equitable Holdings, Inc.
Series C, Pfd., 4.30%(b)	436,867	7,051,033
Series A, Pfd., 5.25%(b)	1,174,453	23,489,060
Jackson Financial, Inc., Pfd., 8.00%(b)(c)	801,876	20,993,114
KKR Group Finance Co. IX LLC, Pfd., 4.63%	731,150	12,743,945
Merchants Bancorp
Series C, Pfd., 6.00%	290,028	5,681,649
Pfd., 7.63%(b)	339,387	7,758,387
Pfd., 8.25%(b)(c)	204,726	5,064,921
TPG Operating Group II L.P., Pfd., 6.95%(b)	586,247	15,072,410
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	441,536	10,742,571
		185,084,453
Gas Utilities-0.23%
Spire, Inc., Series A, Pfd., 5.90%(b)	368,057	8,888,577
Independent Power and Renewable Electricity Producers-0.13%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	292,549	5,232,268
Insurance-15.46%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,351,381	26,811,399
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Insurance-(continued)
Allstate Corp. (The)
Series I, Pfd., 4.75%	437,102	$8,580,312
Series H, Pfd., 5.10%(b)	1,673,782	35,484,178
Series J, Pfd., 7.38%(b)	875,933	23,247,262
American Financial Group, Inc.
Pfd., 4.50%	301,053	5,226,280
Pfd., 5.13%	298,117	5,738,752
Pfd., 5.63%	219,595	4,631,259
Pfd., 5.88%	184,724	4,045,456
American National Group, Inc., Pfd., 7.38%	442,933	11,272,645
Arch Capital Group Ltd.
Series G, Pfd., 4.55%	734,549	12,568,133
Series F, Pfd., 5.45%(b)	482,041	10,161,424
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)	364,750	7,491,965
Pfd., 5.63% (Bermuda)(b)	362,569	7,414,536
Pfd., 7.00% (Bermuda)	327,612	8,213,233
Assurant, Inc., Pfd., 5.25%	371,207	7,335,050
Athene Holding Ltd.
Series D, Pfd., 4.88%	840,736	14,317,734
Series B, Pfd., 5.63%(b)	502,400	10,002,784
Series A, Pfd., 6.35%(c)	1,256,987	31,085,289
Pfd., 7.25%(b)(c)	837,832	21,130,123
Series E, Pfd., 7.75%(b)(c)	729,420	18,716,917
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	810,029	16,808,102
Brighthouse Financial, Inc.
Series D, Pfd., 4.63%(b)	510,358	5,955,878
Series C, Pfd., 5.38%	839,571	11,309,021
Pfd., 6.25%	545,816	9,409,868
Series A, Pfd., 6.60%(b)	621,094	10,241,840
Series B, Pfd., 6.75%	588,568	10,011,542
CNO Financial Group, Inc., Pfd., 5.13%(b)	228,327	4,297,114
F&G Annuities & Life, Inc.
Pfd., 7.30%(b)	558,856	12,998,991
Pfd., 7.95%(b)	507,702	13,459,180
Globe Life, Inc., Pfd., 4.25%	481,902	8,182,696
Hartford Insurance Group, Inc. (The), Series G, Pfd., 6.00%(b)	507,636	12,670,595
Kemper Corp., Pfd., 5.88%(b)(c)	220,306	5,238,877
Lincoln National Corp., Series D, Pfd., 9.00%	726,624	19,458,991
MetLife, Inc.
Series F, Pfd., 4.75%(b)	1,459,727	28,815,011
Series E, Pfd., 5.63%(b)	1,177,379	27,633,085
Prudential Financial, Inc.
Pfd., 4.13%	731,887	12,705,558
Pfd., 5.63%(b)	823,701	19,702,928
Pfd., 5.95%(b)	435,060	10,767,735
Reinsurance Group of America, Inc., Pfd., 7.13%(b)(c)	1,024,215	26,250,630
RenaissanceRe Holdings Ltd.
Series G, Pfd., 4.20% (Bermuda)(b)	732,043	11,690,727
Series F, Pfd., 5.75% (Bermuda)(b)	368,662	8,313,328
Selective Insurance Group, Inc., Series B, Pfd., 4.60%(b)	294,500	5,044,785
Unum Group, Pfd., 6.25%(b)	442,960	10,559,502
	Shares	Value
Insurance-(continued)
W.R. Berkley Corp.
Pfd., 4.13%(b)	438,310	$7,363,608
Pfd., 4.25%(b)	363,623	6,235,116
Pfd., 5.10%(b)	434,636	8,744,876
Pfd., 5.70%(b)	271,594	6,091,853
		603,436,168
Leisure Products-0.38%
Brunswick Corp.
Pfd., 6.38%(b)	336,659	8,204,380
Pfd., 6.50%(b)	270,409	6,808,898
		15,013,278
Multi-Utilities-3.21%
Brookfield Infrastructure Partners L.P.
Series 14, Pfd., 5.00% (Canada)	292,051	4,836,365
Series 13, Pfd., 5.13% (Canada)	290,242	4,928,309
CMS Energy Corp.
Series C, Pfd., 4.20%	334,562	5,921,748
Pfd., 5.63%(b)	292,911	6,531,915
Pfd., 5.88%(b)	414,244	9,697,452
Pfd., 5.88%(b)	921,975	21,500,457
DTE Energy Co.
Pfd., 4.38%(b)	410,472	7,138,108
Series G, Pfd., 4.38%(b)	338,647	6,010,984
Series E, Investment Units, 5.25%(b)	587,266	12,508,766
Series H, Pfd., 6.25%	870,456	21,778,809
Sempra, Pfd., 5.75%(b)	1,107,191	24,313,914
		125,166,827
Office REITs-0.96%
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	341,597	7,323,839
Vornado Realty Trust
Series O, Pfd., 4.45%	478,015	7,122,423
Series M, Pfd., 5.25%(b)	489,284	8,660,327
Series N, Pfd., 5.25%(b)	439,882	7,631,953
Series L, Pfd., 5.40%	385,185	6,810,071
		37,548,613
Oil, Gas & Consumable Fuels-0.63%
SCE Trust VIII, Series N, Pfd., 6.95%(b)	518,609	12,223,614
TransCanada PipeLines Ltd., Pfd., 6.25% (Canada)(b)	510,550	12,401,260
		24,624,874
Real Estate Management & Development-0.77%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	419,679	5,778,980
Series A-2, Pfd., 6.38%	365,674	5,419,288
Series A-1, Pfd., 6.50%	267,659	4,095,183
Brookfield Property Preferred L.P., Pfd., 6.25%	977,252	14,903,093
		30,196,544
Residential REITs-0.21%
American Homes 4 Rent
Series G, Pfd., 5.88%(b)	173,528	3,991,144
Series H, Pfd., 6.25%(b)	169,411	4,074,335
		8,065,479
Retail REITs-0.60%
Agree Realty Corp., Series A, Pfd., 4.25%(b)	253,904	4,527,109
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Retail REITs-(continued)
Federal Realty Investment Trust, Series C, Pfd., 5.00%(b)	220,793	$4,471,058
Kimco Realty Corp.
Series L, Pfd., 5.13%	324,890	6,603,389
Series M, Pfd., 5.25%(b)	383,757	7,905,394
		23,506,950
Specialized REITs-3.71%
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	491,566	10,386,790
Series J, Pfd., 5.25%(b)	315,825	6,926,042
Series K, Pfd., 5.85%	296,589	7,129,999
EPR Properties, Series G, Pfd., 5.75%(b)	221,320	4,576,898
Public Storage
Series N, Pfd., 3.88%(b)	413,551	6,513,428
Series O, Pfd., 3.90%(b)	265,638	4,213,019
Series Q, Pfd., 3.95%(b)	210,332	3,382,139
Series P, Pfd., 4.00%(b)	891,947	14,458,461
Series R, Pfd., 4.00%	631,582	10,237,944
Series S, Pfd., 4.10%(b)	455,789	7,547,866
Series M, Pfd., 4.13%(b)	326,403	5,480,208
Series L, Pfd., 4.63%(b)	836,418	15,649,381
Series J, Pfd., 4.70%(b)	303,025	5,766,566
Series K, Pfd., 4.75%(b)	297,186	5,732,718
Series I, Pfd., 4.88%(b)	412,829	8,145,116
Series G, Pfd., 5.05%(b)	526,518	11,009,491
Series F, Pfd., 5.15%(b)	406,966	8,823,023
Series H, Pfd., 5.60%(b)	390,619	9,046,736
		145,025,825
Trading Companies & Distributors-0.71%
Triton International Ltd.
Series E, Pfd., 5.75% (Bermuda)	267,435	5,220,331
Pfd., 6.88% (Bermuda)(b)	209,501	4,912,882
Pfd., 7.38% (Bermuda)(b)	255,207	6,306,165
Pfd., 7.63% (Bermuda)(b)	223,637	5,702,744
Pfd., 8.00% (Bermuda)(b)	213,228	5,465,034
		27,607,156
	Shares	Value
Wireless Telecommunication Services-2.02%
Array Digital Infrastructure, Inc.
Pfd., 5.50%	154,729	$2,751,082
Pfd., 6.25%	156,951	3,211,217
Telephone and Data Systems, Inc.
Series VV, Pfd., 6.00%(b)	1,004,623	18,937,144
Series UU, Pfd., 6.63%(b)	613,738	12,790,300
T-Mobile USA, Inc.
Pfd., 5.50%(b)	589,061	13,689,778
Pfd., 5.50%	581,346	13,400,025
Pfd., 6.25%(b)	573,821	14,247,975
		79,027,521
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $4,723,596,399)		3,907,473,454
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.50%
Invesco Private Government Fund, 4.00%(e)(f)(g)	16,611,786	16,611,786
Invesco Private Prime Fund, 4.12%(e)(f)(g)	41,950,667	41,963,252
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $58,575,481)		58,575,038
TOTAL INVESTMENTS IN SECURITIES-101.58% (Cost $4,782,171,880)		3,966,048,492
OTHER ASSETS LESS LIABILITIES-(1.58)%		(61,775,191)
NET ASSETS-100.00%		$3,904,273,301

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2025.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Restricted security. The value of this security at November 30, 2025 represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,022,396	$67,237,377	$(69,259,773)	$-	$-	$-	$59,872
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2025
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$17,766,560	$26,335,070	$(27,489,844)	$-	$-	$16,611,786	$149,003 *
Invesco Private Prime Fund	46,054,253	62,169,932	(66,260,535)	(3,757)	3,359	41,963,252	404,535 *
Total	$65,843,209	$155,742,379	$(163,010,152)	$(3,757)	$3,359	$58,575,038	$613,410

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Short Term Treasury ETF (TBLL)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Treasury Securities-99.77%
U.S. Treasury Bills-59.13%(a)
3.60%, 12/02/2025	$100	$100
4.20%, 12/04/2025	100	100
3.93%, 12/09/2025	400	400
3.97%, 12/11/2025	600	599
3.94%, 12/16/2025	600	599
3.97%, 12/18/2025	400	399
3.95%, 12/23/2025	600	599
3.95%, 12/26/2025	800	798
3.79%–4.00%, 01/02/2026	62,394,100	62,183,347
3.76%–3.86%, 01/06/2026	48,944,800	48,759,544
3.76%–3.89%, 01/08/2026	54,473,800	54,255,300
3.71%–3.86%, 01/13/2026	24,345,600	24,235,825
3.75%–3.95%, 01/15/2026	52,861,200	52,610,109
3.72%–3.87%, 01/20/2026	23,330,600	23,207,466
3.76%–4.22%, 01/22/2026	44,060,000	43,819,572
3.76%–3.87%, 01/27/2026	24,345,600	24,200,277
3.76%–3.98%, 01/29/2026	40,809,600	40,554,979
3.76%–3.80%, 02/03/2026	40,171,100	39,904,185
3.74%–3.80%, 02/05/2026	51,480,400	51,126,000
3.75%–3.78%, 02/10/2026	40,171,100	39,877,963
3.76%–3.82%, 02/12/2026	1,956,300	1,941,649
3.74%–3.79%, 02/17/2026	40,171,100	39,849,062
3.72%–4.17%, 02/19/2026	41,350,800	41,010,345
3.74%–3.82%, 02/24/2026	51,744,600	51,293,012
3.79%, 02/26/2026	57,388,000	56,872,775
3.72%, 03/03/2026	46,620,000	46,179,629
3.69%–3.79%, 03/05/2026	26,373,300	26,119,830
3.71%, 03/10/2026	45,000,000	44,543,090
3.68%–3.80%, 03/12/2026	26,373,300	26,100,640
3.71%, 03/17/2026	45,000,000	44,508,889
3.68%–4.15%, 03/19/2026	18,771,600	18,562,760
3.73%, 03/24/2026	46,700,000	46,155,726
3.69%–3.79%, 03/26/2026	27,388,000	27,064,180
3.73%–3.77%, 04/09/2026	40,171,100	39,643,536
3.73%–3.77%, 04/16/2026	32,332,400	31,884,850
3.66%, 04/23/2026	35,000,000	34,492,444
3.73%–3.77%, 04/30/2026	46,197,200	45,491,730
3.66%, 05/07/2026	35,000,000	34,443,517
	Principal Amount	Value
U.S. Treasury Bills-(continued)
3.65%, 05/14/2026	$35,000,000	$34,418,203
3.65%, 05/21/2026	35,000,000	34,394,039
3.65%, 05/28/2026	35,000,000	34,370,078
3.52%, 06/11/2026	33,000,000	32,376,168
3.61%–3.69%, 10/01/2026	45,192,700	43,860,630
		1,340,314,943
U.S. Treasury Notes-40.64%
4.00%, 12/15/2025	300	300
0.38% - 4.25%, 12/31/2025	13,150,100	13,113,265
3.88%, 01/15/2026	25,028,500	25,027,904
0.38% - 4.25%, 01/31/2026	108,390,000	108,071,226
1.63% - 4.00%, 02/15/2026	41,625,800	41,539,517
0.50% - 4.63%, 02/28/2026	108,374,300	107,932,689
0.75% - 4.50%, 03/31/2026	96,647,400	96,202,519
0.75% - 4.88%, 04/30/2026	118,592,100	117,897,508
1.63% - 3.63%, 05/15/2026	61,214,600	60,902,852
0.75% - 4.88%, 05/31/2026	93,318,300	92,668,743
4.13%, 06/15/2026	36,481,600	36,563,450
0.88% - 4.63%, 06/30/2026	105,011,800	104,109,723
0.63% - 4.38%, 07/31/2026	56,769,500	56,510,395
1.50%, 08/15/2026	35,708,800	35,156,836
3.50%, 09/30/2026	25,359,900	25,323,755
		921,020,682
Total U.S. Treasury Securities (Cost $2,259,981,908)		2,261,335,625
	Shares
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(b)(c) (Cost $40,746)	40,746	40,746
TOTAL INVESTMENTS IN SECURITIES-99.77% (Cost $2,260,022,654)		2,261,376,371
OTHER ASSETS LESS LIABILITIES-0.23%		5,223,933
NET ASSETS-100.00%		$2,266,600,304

Notes to Schedule of Investments:
(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,660	$1,409,006	$(1,404,920)	$-	$-	$40,746	$383

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2025
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-94.69%
Alabama-0.42%
Alabama (State of) Economic Settlement Authority, Series 2016 B, RB	4.26%	09/15/2032	$65	$65,161
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.55%	09/01/2027	10	9,638
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	1.86%	09/01/2029	20	18,675
Alabama (State of) Federal Aid Highway Finance Authority (Garvee), Series 2021 B, Ref. RB	2.65%	09/01/2037	3,100	2,556,674
Alabama (State of) Port Authority, Series 2017 D, Ref. RB, (INS - AGI)(a)	4.72%	10/01/2040	35	33,797
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.61%	01/01/2037	1,000	829,732
Birmingham (City of), AL Water Works Board (The), Series 2021, Ref. RB	2.71%	01/01/2038	900	737,061
				4,250,738
Alaska-0.00%
Alaska Housing Finance Corp., Series 2020 A, Ref. RB	1.73%	12/01/2028	5	4,720
Arizona-0.85%
Arizona (State of) Department of Transportation, Series 2020, Ref. RB	2.46%	07/01/2030	1,560	1,474,680
Chandler (City of), AZ, Series 2021, Ref. GO Bonds	1.75%	07/01/2028	1,500	1,429,780
County of Pima AZ, Series 2021, RB	2.03%	05/01/2031	315	284,940
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	950	802,490
Glendale (City of), AZ, Series 2021, COP	2.06%	07/01/2029	25	23,525
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.46%	07/01/2029	10	10,271
Phoenix (City of), AZ, Series 2024 B, GO Bonds	4.52%	07/01/2031	5	5,173
Phoenix Civic Improvement Corp., Series 2021 C, Ref. RB	2.97%	07/01/2044	105	78,782
Scottsdale Municipal Property Corp., Series 2021 B, Ref. RB	1.23%	07/01/2028	250	234,416
Tempe (City of), AZ, Series 2021, COP	2.59%	07/01/2037	1,950	1,599,955
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.31%	07/01/2027	850	817,195
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	1.70%	07/01/2029	450	417,214
Tucson (City of), AZ, Series 2021 A, COP, (INS - AGI)(a)	2.86%	07/01/2047	1,750	1,300,597
Yuma (City of), AZ, Series 2021, RB	2.63%	07/15/2038	140	116,542
				8,595,560
Arkansas-0.01%
University of Arkansas, Series 2021 B, RB	3.10%	12/01/2041	150	120,429
California-22.18%
Alameda (City of), CA Corridor Transportation Authority, Series 2022 B, Ref. RB, (INS - AGI)(a)	5.40%	10/01/2046	450	432,337
Alameda (City of), CA Corridor Transportation Authority, Series 2024, Ref. RB, (INS - AGI)(a)(b)	-%	10/01/2047	895	232,621
Alameda (County of), CA (Social Bonds), Series 2022 A-1, GO Bonds	4.55%	08/01/2042	2,250	2,150,286
Bay Area Toll Authority, Series 2010, RB	6.92%	04/01/2040	400	460,271
Bay Area Toll Authority, Series 2021 F-1, Ref. RB	2.02%	04/01/2030	775	719,819
Bay Area Toll Authority, Series 2021 F-3, Ref. RB	3.13%	04/01/2055	1,000	678,424
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,455	4,035,550
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	2,925	3,390,642
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	7,410	8,732,947
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	10,760	13,264,449
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	6,060	7,163,225
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,355	9,919,898
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,400	5,394,947
California (State of), Series 2010, GO Bonds	7.60%	11/01/2040	7,350	9,158,373
California (State of), Series 2018, GO Bonds	3.50%	04/01/2028	25	24,916
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	3,635	3,650,938
California (State of), Series 2019, GO Bonds	2.38%	10/01/2026	80	79,152
California (State of), Series 2019, GO Bonds	2.50%	10/01/2029	15	14,360
California (State of), Series 2021 A, Ref. GO Bonds	2.00%	10/01/2029	15	14,094
California (State of), Series 2022, GO Bonds	5.25%	10/01/2031	30	31,968
California (State of), Series 2023, GO Bonds	5.10%	03/01/2029	7,995	8,336,335
California (State of), Series 2023, GO Bonds	6.00%	03/01/2030	10	10,872
California (State of), Series 2023, GO Bonds	6.00%	03/01/2033	50	55,605
California (State of), Series 2024, GO Bonds	5.13%	09/01/2029	60	62,967
California (State of), Series 2025, GO Bonds	4.88%	09/01/2030	5	5,240
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	1,310	1,068,094
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	5,275	4,187,504
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Educational Facilities Authority (Santa Clara University), Series 2017, Ref. RB	3.84%	04/01/2047	$165	$136,872
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.58%	06/01/2029	10	9,603
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.70%	06/01/2030	15	14,276
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.93%	06/01/2032	45	42,019
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	2.98%	06/01/2033	240	221,172
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2019, RB	3.03%	06/01/2034	15	13,647
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.83%	06/01/2029	25	23,395
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	1.98%	06/01/2030	30	27,661
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2020, RB	2.13%	06/01/2031	35	31,811
California (State of) Health Facilities Financing Authority (Social Bonds), Series 2022, RB	3.69%	06/01/2031	25	24,632
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.24%	10/01/2027	1,000	957,659
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.47%	10/01/2028	1,000	941,148
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.60%	10/01/2029	1,000	924,633
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	1.69%	10/01/2030	1,000	906,708
California (State of) Infrastructure & Economic Development Bank (Infrastructure State Revolving Fund), Series 2020 A, Ref. RB	2.72%	10/01/2040	950	760,441
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	950	1,011,173
California (State of) Municipal Finance Authority (FBI San Diego), Series 2020, RB	2.52%	10/01/2035	2,585	1,930,947
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	750	846,347
California (State of) Statewide Communities Development Authority (California Independent System Operator Corp.) (Green Bonds), Series 2021, Ref. RB	2.68%	02/01/2039	150	117,733
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	1,729,847
California State University, Series 2010 B, RB	6.48%	11/01/2041	850	923,584
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	2,900	1,983,564
California State University, Series 2020 D, RB	1.34%	11/01/2027	400	382,744
California State University, Series 2020 D, RB	2.09%	11/01/2032	10	8,797
California State University, Series 2021 B, Ref. RB	1.36%	11/01/2027	40	38,291
California State University, Series 2021 B, Ref. RB	1.67%	11/01/2029	20	18,481
California State University, Series 2021 B, Ref. RB	1.79%	11/01/2030	70	63,531
California State University, Series 2021 B, Ref. RB	1.85%	11/01/2031	5	4,443
California State University, Series 2021 B, Ref. RB	2.80%	11/01/2041	3,450	2,648,733
California State University, Series 2021 B, Ref. RB	2.72%	11/01/2052	1,150	771,924
California State University, Series 2021 B, Ref. RB	2.94%	11/01/2052	1,000	684,470
California State University, Series 2023 B, RB	5.18%	11/01/2053	2,000	1,945,258
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.50%	01/15/2038	35	31,104
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	2,950	2,407,173
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.29%	08/01/2027	65	62,386
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.52%	08/01/2028	80	75,380
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.69%	08/01/2029	45	41,684
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.79%	08/01/2030	190	172,656
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.89%	08/01/2031	15	13,367
Chabot-Las Positas Community College District, Series 2021, GO Bonds	1.99%	08/01/2032	50	43,697
Chula Vista (City of), CA, Series 2021, RB, (INS - BAM)(a)	2.81%	06/01/2045	1,000	696,454
Coast Community College District, Series 2022, Ref. GO Bonds	2.98%	08/01/2039	1,000	833,744
Corona (City of), CA, Series 2021, RB	2.34%	05/01/2031	260	238,574
Corona (City of), CA, Series 2021, RB	2.57%	05/01/2033	40	35,634
Corona (City of), CA, Series 2021, RB	2.70%	05/01/2034	15	13,219
Downey (City of), CA, Series 2021, RB	2.85%	06/01/2040	750	597,412
Downey (City of), CA, Series 2021, RB	3.00%	06/01/2044	550	406,232
East Bay Municipal Utility District, Series 2010, RB	5.03%	06/01/2032	1,000	1,011,541
East Bay Municipal Utility District, Series 2010, RB	5.87%	06/01/2040	2,900	3,121,365
El Segundo (City of), CA, Series 2021, RB	3.06%	07/01/2040	1,350	1,115,759
Foothill-Eastern Transportation Corridor Agency, Series 2019 A, Ref. RB	4.09%	01/15/2049	1,000	821,415
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Foothill-Eastern Transportation Corridor Agency, Series 2021 D, Ref. RB, (INS - AGI)(a)	3.06%	01/15/2043	$310	$245,161
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(b)	-%	08/15/2031	325	255,470
Fresno (City of), CA, Series 2004 A, RB, (INS - NATL)(a)(b)	-%	08/15/2032	30	22,436
Fresno (City of), CA, Series 2010 A-2, Ref. RB	6.50%	06/01/2030	1,660	1,746,831
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.59%	06/01/2029	100	94,548
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.69%	06/01/2030	150	139,826
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	2.79%	06/01/2031	865	794,879
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.04%	06/01/2032	950	868,338
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.49%	06/01/2036	850	727,749
Golden State Tobacco Securitization Corp., Series 2021 A-1, Ref. RB	3.71%	06/01/2041	1,380	1,083,513
Golden State Tobacco Securitization Corp., Series 2021, Ref. RB	3.12%	06/01/2038	2,085	1,857,224
Huntington Beach Union High School District, Series 2021, Ref. GO Bonds	1.53%	08/01/2027	10	9,637
Inglewood (City of), CA, Series 2020, RB, (INS - AGI)(a)	3.92%	09/01/2050	140	108,383
Inglewood (City of), CA, Series 2023, RB, (INS - AGI)(a)	6.40%	09/01/2053	1,000	1,039,269
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,085,560
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,166,467
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	120	126,899
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	100	117,555
Long Beach (City of), CA, Series 2016 A, Ref. GO Bonds	3.55%	09/01/2031	1,505	1,485,840
Long Beach (City of), CA (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.16%	05/15/2029	35	34,208
Long Beach (City of), CA (Green Bonds), Series 2022, RB, (INS - AGI)(a)	3.26%	05/15/2030	15	14,586
Los Angeles (City of), CA Department of Water & Power, Series 2010 A, RB	6.60%	07/01/2050	1,415	1,546,541
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	2,450	2,670,688
Los Angeles (County of), CA Redevelopment Refunding Authority, Series 2016, Ref. RB	3.38%	09/01/2040	15	12,577
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	2,950	3,255,255
Los Angeles Community College District, Series 2020, Ref. GO Bonds	2.49%	08/01/2035	1,000	850,377
Los Angeles Community College District (Election of 2003), Series 2004 B, GO Bonds	5.52%	08/01/2029	15	15,546
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	450	464,789
Los Angeles Unified School District, Series 2025, RB	4.96%	10/01/2033	200	209,319
Montebello (City of), CA, Series 2020, RB, (INS - AGI)(a)	4.06%	06/01/2039	1,000	915,440
Montebello Public Financing Authority, Series 2022, RB	6.50%	11/01/2043	100	105,542
Monterey Park (City of), CA, Series 2021 A, RB	3.02%	06/01/2043	2,500	1,891,289
Municipal Improvement Corp. of Los Angeles, Series 2010, RB	7.84%	11/01/2040	435	532,725
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	2,950	3,220,775
Northern California Power Agency, Series 2010 B, RB	7.31%	06/01/2040	1,000	1,127,184
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	842	816,941
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	584	559,013
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	972	917,113
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	486	450,918
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	368	335,899
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	819	735,393
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	2.63%	08/01/2041	5,840	4,498,095
Palm Desert (City of), CA Redevelopment Agency Successor Agency, Series 2017 B, Ref. RB, (INS - BAM)(a)	4.25%	10/01/2037	25	23,833
Palomar Community College District, Series 2020, Ref. GO Bonds	1.99%	08/01/2030	50	46,051
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	3,801,259
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	2,750	2,406,442
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,227,546
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	3,500	3,428,942
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	305	316,809
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	4,335	4,716,589
Regents of the University of California Medical Center, Series 2020 N, RB	3.71%	05/15/2120	1,490	970,030
Regents of the University of California Medical Center, Series 2022, RB	4.13%	05/15/2032	25	24,987
Regents of the University of California Medical Center, Series 2022, RB	4.56%	05/15/2053	2,500	2,193,705
Regents of the University of California Medical Center Pooled Revenue, Series 2016 M, Ref. RB	3.29%	05/15/2036	50	45,815
Richmond (City of), CA, Series 2022, Ref. RB	5.79%	01/15/2044	260	262,755
Riverside (City of), CA, Series 2005 A, RB	5.04%	02/15/2035	15	15,282
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	552,565
Riverside (City of), CA, Series 2020, RB	2.96%	02/15/2027	15	14,815
Riverside (City of), CA, Series 2020, RB	3.82%	02/15/2038	95	90,723
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	$2,000	$1,770,128
Riverside (County of), CA Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.23%	11/01/2030	30	27,618
Riverside (County of), CA Redevelopment Agency, Series 2018 B, Ref. RB	4.00%	09/01/2037	30	28,255
Riverside County Infrastructure Financing Authority, Series 2021 B, Ref. RB	2.13%	11/01/2029	30	28,059
Riverside Unified School District, Series 2016, Ref. GO Bonds(c)(d)	4.25%	08/01/2026	50	50,079
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.69%	08/01/2041	1,000	773,413
San Bernardino Community College District, Series 2021, Ref. GO Bonds	2.86%	08/01/2049	300	205,714
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB(c)(d)	4.23%	10/15/2028	2,000	2,032,030
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2036	25	23,921
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment), Series 2017 B, Ref. RB	4.00%	09/01/2040	145	130,719
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.43%	05/01/2029	40	37,147
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.53%	05/01/2030	40	36,425
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.70%	05/01/2031	50	44,788
San Diego (County of), CA Water Authority (Green Bonds), Series 2020, Ref. RB	1.80%	05/01/2032	25	21,960
San Diego Community College District, Series 2019 A, Ref. GO Bonds	3.34%	08/01/2043	10	8,061
San Diego Community College District, Series 2021, Ref. GO Bonds	2.01%	08/01/2030	200	184,676
San Francisco (City & County of), CA, Series 2010 C, GO Bonds	6.26%	06/15/2030	1,450	1,564,214
San Francisco (City & County of), CA, Series 2010 D, GO Bonds	6.26%	06/15/2030	10	10,788
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	125	85,150
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	648,021
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2021 C, Ref. RB	3.35%	05/01/2051	800	572,853
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2022, Ref. RB	2.73%	05/01/2032	60	55,586
San Francisco (City & County of), CA Community Facilities District No. 2014-1, Series 2019 B, RB	4.37%	09/01/2049	365	304,830
San Francisco (City & County of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	1,600	1,813,275
San Francisco (City of), CA Municipal Transportation Agency, Series 2021 A, Ref. RB	2.80%	03/01/2044	450	335,324
San Francisco Community College District, Series 2020 A-1, GO Bonds	3.17%	06/15/2041	4,000	3,262,326
San Joaquin Hills Transportation Corridor Agency, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.22%	01/15/2035	65	59,418
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.76%	05/01/2042	1,000	949,573
San Jose (City of), CA Financing Authority (Convention Center), Series 2022, Ref. RB	4.86%	05/01/2052	1,000	898,266
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,250	2,734,730
San Jose Evergreen Community College District, Series 2020, Ref. GO Bonds	1.68%	09/01/2028	60	57,035
San Jose Unified School District, Series 2021, Ref. GO Bonds	2.31%	08/01/2039	3,000	2,330,204
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGI)(a)	3.74%	09/01/2050	200	152,825
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.44%	08/01/2027	10	9,655
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	1.67%	08/01/2028	25	23,780
San Ramon Valley Unified School District, Series 2021, Ref. GO Bonds	2.01%	08/01/2031	10	9,073
Santa Ana (City of), CA, Series 2021 A, RB	3.10%	08/01/2044	1,350	1,070,481
Santa Clara (County of), CA, Series 2007, RB, (INS - NATL)(a)	6.00%	08/01/2036	25	27,580
Santa Clara (County of), CA, Series 2024 C, GO Bonds	4.70%	08/01/2032	20	20,852
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	2,706,594
Santa Monica Community College District, Series 2020, Ref. GO Bonds	2.70%	08/01/2040	1,180	922,773
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	1,921,674
University of California, Series 2015 AP, Ref. RB	3.93%	05/15/2045	4,540	4,228,414
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	2,677	2,238,687
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	500	445,317
University of California, Series 2017 AW, RB	4.10%	05/15/2047	20	17,195
University of California, Series 2019 BD, RB	3.35%	07/01/2029	2,500	2,478,201
University of California, Series 2020 BG, RB	1.32%	05/15/2027	2,910	2,816,272
University of California, Series 2020 BG, RB	1.61%	05/15/2030	4,500	4,121,226
University of California, Series 2021 BI, Ref. RB	1.27%	05/15/2027	1,000	966,486
University of California, Series 2021 BI, Ref. RB	1.37%	05/15/2028	100	94,682
University of California, Series 2021 BI, Ref. RB	1.70%	05/15/2029	450	420,966
University of California, Series 2021 BI, Ref. RB	1.90%	05/15/2030	1,000	923,466
University of California, Series 2021 BI, Ref. RB	2.00%	05/15/2031	1,000	907,935
University of California, Series 2021 BI, Ref. RB	2.05%	05/15/2032	950	840,320
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2021 BI, Ref. RB	2.15%	05/15/2033	$1,000	$869,117
University of California, Series 2021 BI, Ref. RB	2.25%	05/15/2034	390	333,512
University of California, Series 2021 BI, Ref. RB	2.35%	05/15/2035	150	126,352
University of California, Series 2021 BI, Ref. RB	2.45%	05/15/2036	200	166,097
University of California, Series 2021 BJ, RB	3.07%	05/15/2051	1,660	1,152,525
University of California, Series 2023, RB	4.69%	05/15/2033	45	46,376
University of California, Series 2023, RB	5.10%	05/15/2033	10	10,564
University of California, Series 2024 B, RB	4.93%	05/15/2034	700	730,617
West Covina (City of), CA Public Financing Authority, Series 2020 A, RB	3.89%	08/01/2044	55	45,681
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.46%	08/01/2030	105	99,275
Yosemite Community College District, Series 2022, Ref. GO Bonds	2.61%	08/01/2032	15	13,816
				225,497,092
Colorado-1.39%
Aurora (City of), CO (Green Bonds), Series 2021 B, Ref. RB	2.72%	08/01/2046	175	123,229
Colorado (State of), Series 2018, COP	4.05%	09/01/2038	5	4,662
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,100	986,153
Colorado (State of) Regional Transportation District, Series 2010 B, RB	5.84%	11/01/2050	4,025	4,156,759
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	5.54%	11/01/2038	1,000	1,012,237
Colorado Housing and Finance Authority, Series 2023 K-1, RB, (CEP - GNMA)	6.50%	11/01/2053	1,710	1,819,012
Colorado Mesa University, Series 2009 C, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	5.80%	05/15/2040	170	181,681
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	950	934,947
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	1,794,316
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,450	1,283,309
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	440	465,560
Denver City & County School District No. 1, Series 2011 B, Ref. COP	7.02%	12/15/2037	1,220	1,412,088
Denver City & County School District No. 1, Series 2013 B, Ref. COP	4.24%	12/15/2037	5	4,881
				14,178,834
Connecticut-1.52%
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.36%	09/15/2034	455	427,280
Bridgeport (City of), CT, Series 2019 C, GO Bonds, (INS - BAM)(a)	3.75%	09/15/2044	375	310,634
Connecticut (State of), Series 2008 A, GO Bonds	5.85%	03/15/2032	4,505	4,860,371
Connecticut (State of), Series 2018 A, GO Bonds	3.80%	09/15/2026	25	24,979
Connecticut (State of), Series 2018 A, GO Bonds	3.85%	09/15/2027	30	30,084
Connecticut (State of), Series 2019 A, GO Bonds	3.33%	04/15/2027	15	14,926
Connecticut (State of), Series 2019 A, GO Bonds	3.43%	04/15/2028	10	9,941
Connecticut (State of), Series 2019 A, GO Bonds	3.48%	04/15/2029	450	446,358
Connecticut (State of), Series 2020 A, GO Bonds	2.42%	07/01/2027	85	83,350
Connecticut (State of), Series 2020 A, GO Bonds	2.63%	07/01/2029	15	14,440
Connecticut (State of), Series 2020 A, GO Bonds	2.68%	07/01/2030	40	38,074
Connecticut (State of), Series 2021 A, GO Bonds	1.50%	06/01/2027	200	193,636
Connecticut (State of), Series 2021 A, GO Bonds	1.65%	06/01/2028	385	366,293
Connecticut (State of), Series 2021 A, GO Bonds	1.89%	06/01/2029	490	460,434
Connecticut (State of), Series 2021 A, GO Bonds	1.99%	06/01/2030	680	628,896
Connecticut (State of), Series 2021 A, GO Bonds	2.09%	06/01/2031	850	773,287
Connecticut (State of), Series 2022 A, GO Bonds	3.53%	06/15/2026	5	4,990
Connecticut (State of), Series 2022 A, GO Bonds	3.63%	06/15/2027	65	64,939
Connecticut (State of), Series 2022 A, GO Bonds	3.98%	06/15/2029	10	10,075
Connecticut (State of), Series 2022 A, GO Bonds	4.06%	06/15/2030	20	20,191
Connecticut (State of), Series 2023 A, GO Bonds	4.66%	05/15/2030	5	5,170
Connecticut (State of), Series 2023 A, GO Bonds	4.60%	05/15/2031	20	20,654
Connecticut (State of), Series 2023 A, GO Bonds	4.63%	05/15/2032	70	72,315
Connecticut (State of), Series 2024 A, GO Bonds	5.38%	05/01/2027	10	10,229
Connecticut (State of), Series 2024 A, GO Bonds	5.00%	05/01/2028	5	5,150
Connecticut (State of), Series 2024 A, GO Bonds	4.81%	05/01/2031	35	36,498
Connecticut (State of), Series 2024 A, GO Bonds	4.83%	05/01/2032	90	93,982
Connecticut (State of), Series 2024 A, GO Bonds	4.85%	05/01/2033	5	5,221
Connecticut (State of), Series 2024 A, GO Bonds	4.88%	05/01/2034	10	10,442
Connecticut (State of), Series 2025 A, GO Bonds	5.10%	03/15/2034	20	21,199
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut-(continued)
Connecticut (State of) Bradley International Airport (Ground Transport Center), Series 2019, RB	4.28%	07/01/2045	$265	$230,830
Connecticut (State of) Health & Educational Facilities Authority (Stamford Hospital), Series 2021 L-2, RB	3.54%	07/01/2051	2,610	1,764,370
Hartford (County of), CT Metropolitan District (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	950	766,065
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(a)	4.35%	03/01/2039	125	118,928
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGI)(a)	3.25%	09/01/2042	190	151,267
Norwich (City of), CT, Series 2022, GO Bonds	3.55%	08/01/2041	10	8,515
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	1,490	1,557,856
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,595	1,765,221
Waterbury (City of), CT, Series 2009, GO Bonds	7.09%	12/01/2038	30	33,454
West Hartford (Town of ), CT, Series 2021 B, GO Bonds	2.76%	07/01/2041	25	19,506
				15,480,050
Delaware-0.06%
New Castle (County of), DE, Series 2021 B, Ref. GO Bonds	1.37%	07/15/2027	40	38,583
University of Delaware, Series 2018, RB	4.07%	11/01/2050	720	605,030
				643,613
District of Columbia-0.78%
District of Columbia, Series 2010, RB	5.00%	12/01/2026	10	10,094
District of Columbia, Series 2022 B, RB	3.76%	07/01/2029	30	30,082
District of Columbia, Series 2023 B, Ref. RB	5.20%	05/01/2032	1,200	1,282,968
District of Columbia, Series 2023 B, Ref. RB	5.25%	05/01/2033	60	64,477
District of Columbia, Series 2025, Ref. RB	7.19%	10/01/2052	1,250	1,292,025
District of Columbia (National Public Radio, Inc.), Series 2020, Ref. RB	3.53%	04/01/2047	1,200	815,124
District of Columbia Water & Sewer Authority (Green Bonds), Series 2014 A, RB	4.81%	10/01/2114	1,630	1,447,603
Metropolitan Washington Airports Authority, Series 2009 D, RB	7.46%	10/01/2046	2,430	2,940,722
Washington Convention & Sports Authority, Series 2018 B, Ref. RB	4.31%	10/01/2040	90	84,088
				7,967,183
Florida-3.65%
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group), Series 2020, Ref. RB, (INS - AGI)(a)	3.61%	08/15/2040	5,750	4,818,040
Florida Development Finance Corp. (UF Health Jacksonville), Series 2022, Ref. RB, (INS - AGI)(a)	3.22%	02/01/2032	950	877,211
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	1.30%	01/01/2027	30	29,227
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	4,000	3,317,227
Greater Orlando Aviation Authority, Series 2022 B, RB	2.65%	10/01/2029	55	52,645
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2015, RB	5.25%	10/01/2041	15	14,574
JEA Electric System, Series 2009 F, RB	6.41%	10/01/2034	410	438,064
JEA Water & Sewer System, Series 2010 A, RB	6.21%	10/01/2033	1,100	1,175,601
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,180	2,239,505
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.56%	10/01/2033	85	80,782
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	3.66%	10/01/2034	4,175	3,947,871
Miami-Dade (County of), FL, Series 2017 D, Ref. RB	3.98%	10/01/2041	10	8,826
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	3.96%	10/01/2030	10	9,993
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.16%	10/01/2033	15	14,854
Miami-Dade (County of), FL, Series 2018 C, Ref. RB	4.28%	10/01/2041	140	131,276
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	950	937,942
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,550	3,485,008
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	150	146,781
Miami-Dade (County of), FL, Series 2019, Ref. RB	2.60%	10/01/2031	35	32,332
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	1.25%	07/01/2027	30	28,776
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	3.27%	10/01/2041	250	205,953
Miami-Dade (County of), FL, Series 2020 B, Ref. RB	2.60%	07/01/2042	1,050	800,219
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	1.86%	10/01/2029	10	9,286
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.31%	10/01/2033	10	8,684
Miami-Dade (County of), FL, Series 2021 A-3, Ref. RB, (INS - AGI)(a)	2.66%	10/01/2036	20	16,733
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.29%	10/01/2031	500	453,349
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.44%	10/01/2032	455	407,147
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.54%	10/01/2033	450	396,877
Miami-Dade (County of), FL, Series 2021 B, Ref. RB	2.79%	10/01/2037	450	371,624
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Miami-Dade (County of), FL, Series 2021, Ref. RB	1.47%	10/01/2026	$35	$34,329
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.04%	10/01/2029	30	28,004
Miami-Dade (County of), FL, Series 2021, Ref. RB	2.14%	10/01/2030	30	27,543
Miami-Dade (County of), FL, Series 2023, RB	6.22%	11/01/2055	1,000	1,040,876
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	350	287,531
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGI)(a)	2.54%	10/01/2030	1,800	1,661,590
State Board of Administration Finance Corp., Series 2020 A, RB	1.71%	07/01/2027	4,505	4,361,767
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	3,950	3,648,551
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.74%	10/01/2045	1,000	1,034,162
Sumter Landing Community Development District, Series 2025, RB, (INS - AGI)(a)	5.82%	10/01/2054	500	513,028
Tampa Bay (City of), FL Water, Series 2024 C, Ref. RB	3.82%	10/01/2029	30	30,059
				37,123,847
Georgia-1.55%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	900	771,842
Cobb-Marietta Coliseum & Exhibit Hall Authority, Series 2015, RB	4.50%	01/01/2047	15	14,028
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2019, Ref. RB	3.24%	10/01/2049	1,080	772,782
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association), Series 2022, Ref. RB	3.47%	10/01/2042	4,450	3,679,045
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	100	69,090
Georgia (State of), Series 2010, GO Bonds	4.31%	10/01/2026	950	951,100
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	2,171	2,397,956
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010, RB	7.06%	04/01/2057	1,165	1,322,783
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010-A, RB	6.64%	04/01/2057	1,571	1,731,827
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2022, RB	6.47%	07/01/2045	1,750	1,897,790
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2023 B, RB	6.70%	07/01/2056	1,900	2,147,691
Valdosta & Lowndes County Hospital Authority, Series 2019, Ref. RB	3.44%	10/01/2041	25	20,423
				15,776,357
Guam-0.23%
Guam (Territory of) Waterworks Authority, Series 2020 B, Ref. RB	3.70%	07/01/2043	3,000	2,327,109
Hawaii-1.60%
Hawaii (State of), Series 2010 DX, GO Bonds	5.53%	02/01/2030	950	1,004,468
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,500	1,412,688
Hawaii (State of), Series 2019 A, Ref. RB	2.97%	07/01/2039	50	41,681
Hawaii (State of), Series 2019 A, Ref. RB	3.14%	07/01/2047	25	18,486
Hawaii (State of), Series 2020 B, RB	3.48%	07/01/2050	900	677,322
Hawaii (State of), Series 2020 E, Ref. RB	2.13%	07/01/2028	25	23,993
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	100	94,669
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	1,005	986,423
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	180	175,295
Hawaii (State of), Series 2020 FZ, GO Bonds	1.40%	08/01/2030	40	35,952
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,292,625
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	1,000	845,211
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	345	286,376
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	30	24,442
Hawaii (State of), Series 2020 FZ, GO Bonds	2.29%	08/01/2040	900	652,966
Hawaii (State of), Series 2020 GC, GO Bonds	2.63%	10/01/2037	10	8,176
Hawaii (State of), Series 2020 GC, GO Bonds	2.68%	10/01/2038	1,000	801,622
Hawaii (State of), Series 2020, GO Bonds	1.52%	10/01/2028	10	9,431
Hawaii (State of), Series 2021 GD, GO Bonds	2.04%	10/01/2031	70	62,903
Hawaii (State of), Series 2021 GD, GO Bonds	2.83%	10/01/2039	1,000	796,726
Hawaii (State of), Series 2021, GO Bonds	1.89%	10/01/2029	25	23,395
Hawaii (State of), Series 2021, GO Bonds	2.42%	10/01/2034	5	4,294
Hawaii (State of), Series 2021, Ref. GO Bonds	1.54%	08/01/2027	10	9,664
Hawaii (State of), Series 2021, Ref. GO Bonds	1.89%	08/01/2029	45	42,241
Hawaii (State of), Series 2021, Ref. GO Bonds	2.04%	08/01/2031	30	27,062
Hawaii (State of), Series 2022 GK, GO Bonds	5.15%	10/01/2031	70	74,458
Hawaii (State of), Series 2022 GK, GO Bonds	5.20%	10/01/2032	55	58,794
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii-(continued)
Hawaii (State of), Series 2023 GM, GO Bonds	4.77%	10/01/2031	$30	$31,321
Hawaii (State of), Series 2023 GM, GO Bonds	4.82%	10/01/2032	10	10,465
Hawaii (State of), Series 2023 GM, GO Bonds	5.32%	10/01/2038	400	418,072
Hawaii (State of), Series 2023 GM, GO Bonds	5.30%	10/01/2039	800	829,623
Hawaii (State of), Series 2023 GM, GO Bonds	5.40%	10/01/2041	500	516,094
Hawaii (State of), Series 2024 GN, GO Bonds	5.00%	10/01/2030	10	10,526
Hawaii (State of), Series 2024 GN, GO Bonds	4.74%	10/01/2035	20	20,592
Hawaii (State of), Series 2024 GN, GO Bonds	5.11%	10/01/2043	500	502,116
Hawaii (State of) Department of Business Economic Development & Tourism (Sustainability Bonds), Series 2014 A-2, RB	3.24%	01/01/2031	17	17,126
Honolulu (City & County of), HI, Series 2019 J, Ref. GO Bonds	2.17%	08/01/2027	25	24,374
Honolulu (City & County of), HI, Series 2020 A, Ref. RB(c)	1.37%	07/01/2029	10	9,208
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.37%	07/01/2029	5	4,630
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.47%	07/01/2030	500	453,996
Honolulu (City & County of), HI, Series 2020 A, Ref. RB	1.62%	07/01/2031	1,000	892,327
				16,231,833
Idaho-0.56%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System), Series 2018, Ref. RB	5.02%	03/01/2048	500	469,932
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.36%	01/01/2043	1,925	1,900,065
Idaho (State of) Housing & Finance Association, Series 2022 A, RB, (CEP - GNMA)	5.45%	01/01/2048	220	214,846
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.37%	01/01/2039	870	877,293
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.51%	01/01/2044	875	876,705
Idaho (State of) Housing & Finance Association, Series 2024 B, RB, (CEP - GNMA)	5.55%	07/01/2049	870	863,388
Idaho (State of) Housing & Finance Association (Garvee), Series 2010 A-2, RB	6.35%	07/15/2028	510	530,128
				5,732,357
Illinois-6.25%
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	1,000	1,110,313
Chicago (City of), IL, Series 2010 B, Ref. GO Bonds	6.21%	01/01/2032	4,515	4,654,348
Chicago (City of), IL, Series 2010 C, GO Bonds	6.21%	01/01/2036	240	246,924
Chicago (City of), IL, Series 2010 D, GO Bonds	6.26%	01/01/2040	500	501,547
Chicago (City of), IL, Series 2011 C-1, GO Bonds	7.78%	01/01/2035	1,665	1,842,040
Chicago (City of), IL, Series 2015 B, GO Bonds	7.38%	01/01/2033	1,936	2,077,437
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	4,950	4,422,707
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	2,580	2,294,986
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.35%	01/01/2030	2,450	2,314,501
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	1,865,067
Chicago (City of), IL (O’Hare International Airport), Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	1,841,436
Chicago (City of), IL Transit Authority, Series 2008 A, RB	6.90%	12/01/2040	258	291,371
Chicago (City of), IL Transit Authority, Series 2008 B, RB	6.90%	12/01/2040	56	63,615
Chicago (City of), IL Transit Authority, Series 2010 B, RB	6.20%	12/01/2040	1,000	1,066,680
Du Page (County of), IL, Series 2010, GO Bonds	5.70%	01/01/2029	500	511,737
Illinois (State of), Series 2003, GO Bonds	5.10%	06/01/2033	3,534	3,628,848
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,280	10,235,235
Illinois (State of), Series 2010, GO Bonds	6.75%	03/01/2028	1,815	1,901,316
Illinois (State of), Series 2010, GO Bonds	6.63%	02/01/2035	1,538	1,626,587
Illinois (State of), Series 2010-3, GO Bonds	6.73%	04/01/2035	769	817,036
Illinois (State of), Series 2013 B, GO Bonds	5.52%	04/01/2038	95	98,629
Illinois (State of), Series 2013, GO Bonds	5.65%	12/01/2038	16	16,213
Illinois (State of), Series 2014, RB	4.62%	06/15/2038	82	82,210
Illinois (State of), Series 2023 A, GO Bonds	5.11%	05/01/2027	950	962,961
Illinois (State of), Series 2023, GO Bonds	5.25%	12/01/2028	10	10,308
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2026	10	10,046
Illinois (State of), Series 2024 A, GO Bonds	5.26%	05/01/2030	50	51,996
Illinois (State of), Series 2024 A, GO Bonds	4.28%	10/01/2030	15	15,119
Illinois (State of), Series 2024 A, GO Bonds	5.28%	05/01/2031	10	10,439
Illinois (State of), Series 2024 A, GO Bonds	4.33%	10/01/2031	30	30,198
Illinois (State of), Series 2024 A, GO Bonds	5.31%	05/01/2032	10	10,461
Illinois (State of), Series 2024 A, GO Bonds	4.48%	10/01/2032	15	15,137
Illinois (State of), Series 2024 A, GO Bonds	5.36%	05/01/2033	20	20,956
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois-(continued)
Illinois (State of), Series 2025 A, GO Bonds	4.12%	09/01/2029	$15	$15,063
Illinois (State of), Series 2025 A, GO Bonds	4.55%	09/01/2032	10	10,137
Illinois (State of), Series 2025 A, GO Bonds	4.84%	09/01/2034	25	25,521
Illinois (State of), Series 2025 A, GO Bonds	4.89%	09/01/2035	10	10,187
Illinois (State of) Finance Authority (Ann & Robert H. Lurie Children’s Hospital), Series 2018, Ref. RB	3.94%	08/15/2047	900	747,569
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	4,480	3,674,334
Illinois (State of) Housing Development Authority, Series 2024 B, RB, (CEP - GNMA)	5.09%	04/01/2030	35	35,901
Illinois (State of) Housing Development Authority, Series 2024 F, RB, (CEP - GNMA)	5.90%	10/01/2046	235	238,867
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 I, Ref. RB, (CEP - FNMA)	5.76%	10/01/2053	760	760,423
Illinois (State of) Housing Development Authority (Social Bonds), Series 2023 O, RB, (CEP - FNMA)	6.28%	10/01/2049	980	1,004,239
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series 2020, RB	4.11%	12/15/2027	10	9,955
Illinois (State of) Municipal Electric Agency, Series 2009, RB	6.83%	02/01/2035	350	371,661
Illinois (State of) Regional Transportation Authority, Series 2010, RB	6.00%	07/01/2035	500	528,307
Kane County School District No. 129 West Aurora, Series 2016, GO Bonds	4.25%	02/01/2036	15	14,819
Northern Illinois Municipal Power Agency, Series 2009, RB	6.86%	01/01/2039	45	48,932
Northern Illinois Municipal Power Agency, Series 2010 A, RB	7.62%	01/01/2030	125	133,189
Northern Illinois Municipal Power Agency, Series 2010, RB	7.82%	01/01/2040	35	41,480
Sales Tax Securitization Corp., Series 2017 B, Ref. RB	3.59%	01/01/2043	850	740,167
Sales Tax Securitization Corp., Series 2019 A, Ref. RB	4.79%	01/01/2048	250	235,595
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,324,878
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(a)	3.41%	01/01/2043	6,000	4,791,954
Sales Tax Securitization Corp., Series 2021 B, Ref. RB	3.24%	01/01/2042	995	829,884
Sales Tax Securitization Corp., Series 2023 B, Ref. RB	4.87%	01/01/2032	500	515,649
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.53%	01/01/2028	5	5,075
Sales Tax Securitization Corp., Series 2024 B, Ref. RB	4.58%	01/01/2029	5	5,111
Sales Tax Securitization Corp. (Social Bonds), Series 2023 B, RB	5.29%	01/01/2041	1,350	1,382,567
Will (County of), IL, Series 2020, Ref. GO Bonds	2.90%	11/15/2040	500	403,640
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(b)	-%	11/01/2027	10	9,274
Will County Community Unit School District No. 365-U Valley View, Series 2009 C, Ref. GO Bonds, (INS - AGI)(a)(b)	-%	11/01/2028	35	31,177
				63,593,959
Indiana-0.43%
Indiana (State of) Finance Authority, Series 2009 B, RB	6.60%	02/01/2039	1,200	1,355,640
Indiana (State of) Finance Authority (Green Bonds) (Ohio River Bridges East and Crossing), Series 2021, RB	3.05%	01/01/2051	1,450	1,076,435
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 B-3, RB, (CEP - GNMA)	5.43%	07/01/2048	300	295,148
Indiana (State of) Housing & Community Development Authority (Social Bonds), Series 2023 C-2, RB, (CEP - GNMA)	5.55%	07/01/2043	1,000	1,004,798
Indiana University, Series 2020 B, Ref. RB	3.07%	06/01/2060	1,000	657,552
				4,389,573
Iowa-0.20%
Coralville (City of), IA, Series 2023 A, Ref. GO Bonds, (INS - AGI)(a)	6.22%	05/01/2043	2,000	2,051,490
Kansas-0.45%
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.73%	04/15/2037	1,400	1,427,643
Kansas (State of) Development Finance Authority, Series 2015 H, RB	4.93%	04/15/2045	1,900	1,914,833
Kansas (State of) Development Finance Authority, Series 2021 K, RB, (INS - BAM)(a)	2.77%	05/01/2051	1,500	1,085,776
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.66%	09/01/2027	25	24,071
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.86%	09/01/2028	40	37,883
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2020 B, Ref. RB	1.96%	09/01/2029	50	46,536
				4,536,742
Kentucky-0.39%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	911,251
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-(continued)
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2049	$2,000	$1,351,506
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.22%	07/01/2053	1,950	1,280,568
Louisville (City of) & Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	150	153,379
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District, Series 2022 B, RB, (INS - AGI)(a)	4.76%	05/15/2042	250	230,707
				3,927,411
Louisiana-1.71%
Lafayette (Parish of), LA School Board, Series 2020, Ref. RB	2.83%	04/01/2048	1,965	1,362,315
Louisiana (State of), Series 2021 A, Ref. RB	1.32%	06/15/2028	10	9,385
Louisiana (State of), Series 2021 A, Ref. RB	1.54%	06/15/2029	25	23,039
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.17%	06/01/2040	1,450	1,168,885
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1), Series 2021 A, Ref. RB, (INS - AGI)(a)	3.25%	06/01/2044	1,000	745,617
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGI)(a)	2.59%	02/01/2043	3,225	2,277,775
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (East Baton Rouge Sewerage Commission), Series 2020, Ref. RB, (INS - AGI)(a)	2.64%	02/01/2048	965	619,476
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp.), Series 2022, RB	5.20%	09/01/2039	879	902,790
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.28%	02/01/2036	365	364,468
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2022, RB	4.48%	08/01/2039	4,845	4,777,504
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp./ELL), Series 2023, RB	5.05%	12/01/2034	1,250	1,300,860
Louisiana (State of) Public Facilities Authority (Louisiana Children’s Medical Center), Series 2020, RB, (INS - AGI)(a)	2.28%	06/01/2030	335	311,993
Louisiana (State of) Transportation Authority, Series 2021 A, Ref. RB	3.08%	08/15/2043	100	77,827
New Orleans (City of), LA, Series 2016, GO Bonds	4.55%	12/01/2046	1,000	906,610
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.84%	06/01/2041	1,400	1,099,913
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.89%	12/01/2041	1,500	1,172,385
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.94%	06/01/2045	170	123,037
New Orleans (City of), LA, Series 2021, Ref. RB, (INS - AGI)(a)	2.99%	12/01/2045	150	109,204
				17,353,083
Maine-0.08%
Maine (State of) Health & Higher Educational Facilities Authority, Series 2021 B, Ref. RB, (INS - AGI)(a)	3.12%	07/01/2043	1,000	792,508
Maryland-1.27%
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	964,702
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	555	526,701
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	145	110,108
Baltimore (County of), MD, Series 2012, GO Bonds	3.57%	08/01/2032	5	4,910
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	0.91%	08/01/2026	715	701,831
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.25%	08/01/2027	950	912,347
Maryland (State of) Department of Transportation, Series 2021 A, Ref. RB	1.69%	08/01/2030	450	407,853
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2013 B, RB	4.67%	07/01/2036	1,000	1,001,549
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System), Series 2020, Ref. RB	3.05%	07/01/2040	1,560	1,242,594
Maryland (State of) Transportation Authority, Series 2002, RB, (INS - NATL)(a)	6.65%	07/01/2032	50	54,143
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.36%	09/01/2038	1,000	1,013,184
Maryland Community Development Administration (Social Bonds), Series 2023 D, RB, (CEP - GNMA)	5.48%	09/01/2043	500	499,983
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.15%	09/01/2038	$1,000	$1,041,154
Maryland Community Development Administration (Social Bonds), Series 2023 F, RB, (CEP - GNMA)	6.23%	09/01/2043	1,000	1,027,841
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.43%	05/31/2056	2,000	1,969,860
Maryland Economic Development Corp. (Green Bonds), Series 2024, RB	5.94%	05/31/2057	1,000	1,017,037
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	400	344,092
University System of Maryland, Series 2021 B, Ref. RB	1.34%	04/01/2029	50	46,143
				12,886,032
Massachusetts-3.61%
Brockton (City of), MA, Series 2021, GO Bonds	2.13%	11/01/2028	5	4,777
Brockton (City of), MA, Series 2021, GO Bonds	2.41%	11/01/2030	25	23,339
Brockton (City of), MA, Series 2021, GO Bonds	2.56%	11/01/2031	810	748,284
Brockton (City of), MA, Series 2021, GO Bonds	2.96%	11/01/2034	15	13,488
Brockton (City of), MA, Series 2021, GO Bonds	3.04%	11/01/2035	10	8,895
Massachusetts (Commonwealth of), Series 2009, GO Bonds	5.46%	12/01/2039	2,500	2,600,479
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,115	7,244,436
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	650	652,073
Massachusetts (Commonwealth of), Series 2010, RB	5.63%	06/01/2030	1,000	1,031,568
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.66%	09/01/2039	1,449	1,234,974
Massachusetts (Commonwealth of), Series 2019 D, Ref. GO Bonds	2.81%	09/01/2043	650	488,645
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	975,099
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	1,500	1,428,933
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,336,708
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	1,850	1,558,053
Massachusetts (Commonwealth of), Series 2022 A, RB	3.88%	01/15/2031	1,350	1,342,432
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,207,877
Massachusetts (Commonwealth of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	640	659,322
Massachusetts (Commonwealth of) College Building Authority, Series 2009 C, RB, (CEP - Colorado Higher Education Intercept Program)	5.83%	05/01/2030	4,950	5,117,301
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.84%	12/01/2042	500	508,035
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.92%	12/01/2047	750	758,718
Massachusetts (Commonwealth of) Housing Finance Agency (Social Bonds), Series 2022 226, RB, (CEP - GNMA)	5.56%	12/01/2052	815	839,288
Massachusetts (Commonwealth of) Port Authority, Series 2011 B, RB	6.35%	07/01/2037	15	16,763
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.72%	07/01/2042	500	386,255
Massachusetts (Commonwealth of) Port Authority, Series 2021 C, Ref. RB	2.87%	07/01/2051	125	84,331
Massachusetts (Commonwealth of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	1,650	1,739,579
Quincy (City of), MA, Series 2021, GO Bonds	1.94%	12/15/2028	40	37,826
Quincy (City of), MA, Series 2021, GO Bonds	2.19%	12/15/2030	5	4,593
Quincy (City of), MA, Series 2021, GO Bonds	2.29%	12/15/2031	10	9,044
Quincy (City of), MA, Series 2021, GO Bonds	2.89%	12/15/2036	20	17,074
University of Massachusetts Building Authority, Series 2020-3, RB	3.50%	11/01/2044	500	405,728
University of Massachusetts Building Authority, Series 2021 2, Ref. RB	2.65%	11/01/2036	3,805	3,199,561
Worcester (City of), MA, Series 1998, GO Bonds, (INS - AGI)(a)	6.25%	01/01/2028	5	5,135
				36,688,613
Michigan-2.24%
Gerald R Ford International Airport Authority, Series 2023 A, RB	5.50%	01/01/2053	1,300	1,308,382
Kalamazoo (City of), MI, Series 2015, GO Bonds	4.67%	12/01/2044	20	18,862
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	2,850	2,630,091
Michigan (State of) Finance Authority (Detroit Distributable State Aid Fifth Lien and LTGO Financial Recovery Refunding), Series 2018 D, RB	5.02%	11/01/2043	1,774	1,717,224
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C, Ref. RB	3.61%	11/01/2032	500	486,259
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department), Series 2016 C-1, Ref. RB	3.59%	11/01/2035	1,000	931,097
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	2.83%	12/01/2028	5	4,881
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan-(continued)
Michigan (State of) Finance Authority (Trinity Health Credit Group), Series 2019, Ref. RB	3.08%	12/01/2034	$1,410	$1,298,721
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.27%	09/01/2026	500	490,586
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.53%	09/01/2027	500	481,358
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	1.88%	09/01/2029	500	466,379
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	2.03%	09/01/2030	950	873,185
Michigan (State of) Strategic Fund (Flint Water Advocacy), Series 2021, RB	3.23%	09/01/2047	1,000	776,671
Michigan State University Board of Trustees, Series 2010, RB	6.17%	02/15/2050	955	978,093
Michigan State University Board of Trustees, Series 2022 A, RB	4.17%	08/15/2122	2,700	2,001,409
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	257,158
University of Michigan, Series 2020 B, RB	1.67%	04/01/2030	1,050	961,597
University of Michigan, Series 2020 B, RB	2.44%	04/01/2040	870	671,373
University of Michigan, Series 2022 A, RB	3.50%	04/01/2052	1,620	1,224,392
University of Michigan, Series 2022 A, RB	4.45%	04/01/2122	4,405	3,553,702
University of Michigan, Series 2022 C, Ref. RB	3.60%	04/01/2047	980	828,487
University of Michigan (Green Bonds), Series 2022 B, RB	3.50%	04/01/2052	1,033	778,323
Western Michigan University, Series 2021 B, Ref. RB, (INS - AGI)(a)	2.88%	11/15/2043	100	76,778
				22,815,008
Minnesota-0.33%
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2023 S, RB, (CEP - GNMA)	6.33%	07/01/2049	965	995,445
Minnesota (State of) Housing Finance Agency (Social Bonds), Series 2024 M, RB, (CEP - GNMA)	5.97%	07/01/2049	1,000	1,016,671
University of Minnesota, Series 2022, RB	4.05%	04/01/2052	1,650	1,366,509
				3,378,625
Mississippi-0.66%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	500	396,658
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	1,670	1,738,664
Mississippi (State of), Series 2010 F, GO Bonds	5.25%	11/01/2034	1,700	1,762,367
Mississippi (State of), Series 2020 A, Ref. GO Bonds	0.94%	11/01/2026	500	486,985
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	500	477,193
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.48%	11/01/2030	10	9,009
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	500	443,103
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	750	651,632
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	900	764,732
Mississippi (State of), Series 2021 E, Ref. GO Bonds	2.12%	10/01/2031	5	4,561
				6,734,904
Missouri-0.54%
Curators of the University of Missouri (The), Series 2010, RB	5.79%	11/01/2041	35	36,794
Curators of the University of Missouri (The), Series 2013 B, RB	4.87%	11/01/2043	1,000	990,531
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.01%	11/01/2027	260	251,623
Curators of the University of Missouri (The), Series 2020, Ref. RB	2.75%	11/01/2050	50	32,724
Missouri (State of) Health & Educational Facilities Authority, Series 2012 A, RB	3.54%	02/15/2033	500	479,616
Missouri (State of) Health & Educational Facilities Authority, Series 2016 A, Ref. RB	3.47%	01/15/2036	1,125	1,033,778
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	150	124,921
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2012 A, RB	3.69%	02/15/2047	55	45,182
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2017 A, RB	3.65%	08/15/2057	1,400	1,054,888
Missouri (State of) Health & Educational Facilities Authority (Washington University (The)), Series 2020, Ref. RB	3.23%	05/15/2050	1,400	1,015,913
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	350	385,017
St. Louis Municipal Finance Corp., Series 2007, Ref. RB, (INS - AGI)(a)	6.50%	06/01/2037	5	5,503
				5,456,490
Montana-0.04%
Montana (State of) Facility Finance Authority (Benefis Health Systems Obligated Group), Series 2021 B, RB	3.25%	08/15/2051	250	170,209
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Montana-(continued)
Montana (State of) Facility Finance Authority (Billings Clinic Obligated Group), Series 2021, RB	3.00%	08/15/2051	$400	$261,952
Montana State Board of Regents, Series 2019, Ref. RB	3.23%	11/15/2049	25	17,942
				450,103
Nebraska-0.24%
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.47%	09/01/2029	20	18,385
Lincoln (City of), NE, Series 2020 B, Ref. RB	1.50%	09/01/2030	15	13,458
Lincoln County Hospital Authority No 1, Series 2020, Ref. RB	3.17%	11/01/2035	20	17,430
Omaha (City of), NE Public Power District, Series 2017, RB	4.35%	02/01/2047	1,735	1,521,464
University of Nebraska Facilities Corp. (The), Series 2019 A, Ref. RB	3.04%	10/01/2049	1,130	832,701
				2,403,438
Nevada-0.31%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	115	121,782
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	620	699,856
Clark (County of), NV, Series 2020 A, Ref. GO Bonds	2.70%	11/01/2036	5	4,222
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	2,000	2,357,494
				3,183,354
New Hampshire-0.57%
Nashua (City of), NH, Series 2012, GO Bonds	4.23%	01/15/2032	5	5,057
New Hampshire (State of) Business Finance Authority (Birmingham Care Center), Series 2021, RB	3.78%	01/01/2036	1,200	890,102
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	1,815	1,233,815
New Hampshire (State of) Business Finance Authority (Lease), Series 2021, Ref. RB	3.30%	04/01/2032	2,900	2,112,670
New Hampshire (State of) Business Finance Authority (VA Eugene Health Care Center), Series 2020, Ref. RB	3.18%	01/01/2036	1,870	1,327,263
New Hampshire (State of) Turnpike System, Series 2009 A, RB	6.01%	11/01/2039	200	214,924
				5,783,831
New Jersey-2.80%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	130	131,590
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2010, RB	7.08%	02/15/2040	55	63,579
Essex (County of), NJ, Series 2003, Ref. GO Bonds, (INS - NATL)(a)	4.95%	04/01/2033	40	41,492
New Jersey (State of), Series 2020 A, GO Bonds	2.30%	06/01/2027	15	14,708
New Jersey (State of) Economic Development Authority, Series 1997 A, RB, (INS - NATL)(a)	7.43%	02/15/2029	4,800	5,028,345
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.71%	06/15/2030	50	53,556
New Jersey (State of) Economic Development Authority, Series 2016 C, Ref. RB	5.76%	06/15/2031	70	75,763
New Jersey (State of) Economic Development Authority, Series 2019, Ref. RB	3.47%	06/15/2027	20	19,897
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.19%	03/01/2030	5	5,192
New Jersey (State of) Economic Development Authority (Green Bonds), Series 2023, RB	5.30%	03/01/2032	50	52,428
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2021, Ref. RB, (INS - AGI)(a)	4.43%	07/01/2051	1,950	1,644,642
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGI)(a)	3.96%	07/01/2048	100	79,106
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	2,155	2,423,431
New Jersey (State of) Transportation Trust Fund Authority, Series 2019, Ref. RB	4.08%	06/15/2039	10	9,429
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 BB, Ref. RB	4.61%	06/15/2026	15	15,054
New Jersey (State of) Turnpike Authority, Series 2009 F, RB	7.41%	01/01/2040	5,000	6,037,785
New Jersey (State of) Turnpike Authority, Series 2010 A, RB	7.10%	01/01/2041	4,290	5,024,348
New Jersey (State of) Turnpike Authority, Series 2021 B, Ref. RB	1.86%	01/01/2031	1,000	905,407
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	1,000	812,157
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	531,260
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	450	542,258
Rutgers The State University of New Jersey, Series 2010 H, RB	5.55%	05/01/2029	570	582,281
Rutgers The State University of New Jersey, Series 2019 P, RB	3.92%	05/01/2119	1,700	1,162,679
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	2.69%	05/01/2029	10	9,631
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	2,510	2,083,944
South Jersey Port Corp., Series 2009, RB	7.07%	01/01/2029	20	21,002
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	$830	$975,442
South Jersey Transportation Authority, Series 2009, RB	7.00%	11/01/2038	95	106,263
				28,452,669
New Mexico-0.01%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2017, RB	4.41%	08/01/2046	60	52,284
New York-13.90%
Madison County Capital Resource Corp., Series 2019, Ref. RB	3.27%	07/01/2039	700	602,651
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	1,725	2,065,076
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	750	825,258
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	1,250	1,387,504
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,157,728
Metropolitan Transportation Authority, Series 2010, RB	6.81%	11/15/2040	1,180	1,345,796
Monroe County Industrial Development Corp. (University of Rochester), Series 2023, RB	5.13%	07/01/2033	105	110,403
New York & New Jersey (States of) Port Authority, One Hudred Sixty Eighth Series 2011, RB	4.93%	10/01/2051	5,385	5,150,566
New York & New Jersey (States of) Port Authority, One Hundred and Seventy Fourth Series 2012, RB	4.46%	10/01/2062	1,025	882,586
New York & New Jersey (States of) Port Authority, One Hundred Ninty Two Series 2015, RB	4.81%	10/15/2065	2,150	1,975,181
New York & New Jersey (States of) Port Authority, Series 2009, RB	6.04%	12/01/2029	5	5,408
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.43%	10/15/2034	40	39,998
New York & New Jersey (States of) Port Authority, Series 2014, RB	4.96%	08/01/2046	140	134,679
New York & New Jersey (States of) Port Authority, Series 2015, RB	4.82%	06/01/2045	1,785	1,681,671
New York & New Jersey (States of) Port Authority, Series 2021, RB	3.14%	02/15/2051	5,000	3,698,630
New York & New Jersey (States of) Port Authority, Twenty one Series 2019, RB	3.29%	08/01/2069	2,140	1,401,354
New York & New Jersey (States of) Port Authority, Two Hundred First Series 2017, RB	4.23%	10/15/2057	975	819,488
New York & New Jersey (States of) Port Authority, Two Hundred Thirty Ninth Series 2023, Ref. RB	5.07%	07/15/2053	5,500	5,387,073
New York & New Jersey (States of) Port Authority, Two Hundred Twenty Fifth Series 2021, RB	3.18%	07/15/2060	800	529,605
New York (City of), NY, Series 2009 D-1, GO Bonds	5.99%	12/01/2036	1,400	1,472,970
New York (City of), NY, Series 2010 F-1, GO Bonds	6.27%	12/01/2037	1,870	2,031,101
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	6,395	6,803,663
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	450	455,538
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	740	782,991
New York (City of), NY, Series 2010, GO Bonds	5.52%	10/01/2037	2,000	2,062,014
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.41%	08/01/2032	45	40,053
New York (City of), NY, Series 2020 C-3, Ref. GO Bonds	2.46%	08/01/2033	125	109,123
New York (City of), NY, Series 2020 D-2, GO Bonds	1.75%	03/01/2030	30	27,387
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	930	766,348
New York (City of), NY, Series 2021, Ref. GO Bonds	1.92%	08/01/2031	35	31,051
New York (City of), NY, Series 2023 B-2, GO Bonds	5.68%	10/01/2033	35	37,811
New York (City of), NY, Series 2024 C-2, GO Bonds	4.61%	09/01/2037	1,380	1,359,909
New York (City of), NY, Series 2024 D-2, GO Bonds	4.38%	10/01/2029	5	5,078
New York (City of), NY, Series 2024 D-2, GO Bonds	4.72%	10/01/2032	15	15,328
New York (City of), NY, Series 2024 D-2, GO Bonds	4.77%	10/01/2034	1,120	1,135,656
New York (City of), NY, Series 2024 D-2, GO Bonds	5.26%	10/01/2044	1,800	1,766,175
New York (City of), NY, Series 2025 E-1, GO Bonds	3.94%	10/01/2029	10	10,003
New York (City of), NY, Series 2025 E-1, GO Bonds	4.23%	10/01/2031	5	5,008
New York (City of), NY, Series 2025 E-2, GO Bonds	5.39%	10/01/2055	1,945	1,943,406
New York (City of), NY, Series 2025 H, GO Bonds	5.07%	02/01/2031	570	594,874
New York (City of), NY, Series 2025 H, GO Bonds	5.33%	02/01/2033	5	5,289
New York (City of), NY, Series 2025 H, GO Bonds	5.44%	02/01/2035	1,920	2,042,894
New York (City of), NY, Series 2025 H, GO Bonds	6.39%	02/01/2055	1,800	1,925,895
New York (City of), NY, Subseries 2018 F-3, GO Bonds	3.62%	04/01/2031	35	34,132
New York (City of), NY, Subseries 2019 A, GO Bonds	2.85%	08/01/2031	20	18,670
New York (City of), NY, Subseries 2019 A-2, GO Bonds	2.63%	08/01/2028	7,000	6,789,712
New York (City of), NY (Social Bonds), Series 2022, GO Bonds	5.26%	10/01/2052	1,550	1,510,138
New York (City of), NY (Social Bonds), Series 2023 B-1, GO Bonds	5.83%	10/01/2053	1,000	1,044,449
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.09%	10/01/2049	1,500	1,437,218
New York (City of), NY (Social Bonds), Series 2024 D-1, GO Bonds	5.11%	10/01/2054	1,500	1,442,370
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	$1,950	$2,117,892
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.68%	03/01/2033	2,000	1,771,308
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.73%	03/01/2034	2,500	2,174,397
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGI)(a)	2.78%	03/01/2035	3,000	2,563,043
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	4,573,734
New York (City of), NY Municipal Water Finance Authority, Series 2010, RB	5.95%	06/15/2042	160	167,901
New York (City of), NY Transitional Finance Authority, Series 2010 G-3, RB	5.27%	05/01/2027	4,000	4,077,922
New York (City of), NY Transitional Finance Authority, Series 2010 S-1B, RB	6.83%	07/15/2040	3,435	3,821,171
New York (City of), NY Transitional Finance Authority, Series 2013, RB	3.90%	11/01/2026	20	20,001
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.10%	11/01/2027	10	10,002
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.20%	11/01/2028	50	50,015
New York (City of), NY Transitional Finance Authority, Series 2013, RB	4.35%	11/01/2029	10	10,003
New York (City of), NY Transitional Finance Authority, Series 2015 A-3, RB	3.45%	08/01/2026	65	64,869
New York (City of), NY Transitional Finance Authority, Series 2015, RB	3.25%	02/01/2028	15	14,853
New York (City of), NY Transitional Finance Authority, Series 2016 E-3, RB	2.92%	02/01/2027	50	49,530
New York (City of), NY Transitional Finance Authority, Series 2017 A-5, RB	3.43%	08/01/2030	20	19,534
New York (City of), NY Transitional Finance Authority, Series 2017 F-2, RB	3.05%	05/01/2027	5	4,953
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.33%	02/01/2028	55	54,551
New York (City of), NY Transitional Finance Authority, Series 2017, RB	3.43%	02/01/2029	40	39,587
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.75%	05/01/2028	5	5,002
New York (City of), NY Transitional Finance Authority, Series 2018 C, RB	3.85%	05/01/2030	5	4,979
New York (City of), NY Transitional Finance Authority, Series 2018 C-4, RB	3.70%	05/01/2027	55	54,970
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.80%	05/01/2029	100	100,018
New York (City of), NY Transitional Finance Authority, Series 2018 C-5, RB	3.90%	05/01/2031	70	69,353
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.43%	08/01/2026	20	19,957
New York (City of), NY Transitional Finance Authority, Series 2018, RB(c)	3.66%	08/01/2028	5	4,997
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.78%	08/01/2030	40	39,659
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.88%	08/01/2031	10	9,880
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.90%	08/01/2031	15	14,835
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.95%	08/01/2032	30	29,455
New York (City of), NY Transitional Finance Authority, Series 2018, RB	3.96%	08/01/2032	10	9,824
New York (City of), NY Transitional Finance Authority, Series 2018, Ref. RB	3.50%	08/01/2027	10	9,963
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.63%	05/01/2030	40	37,862
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB(c)	2.69%	05/01/2033	15	13,502
New York (City of), NY Transitional Finance Authority, Series 2019 A-5, Ref. RB	2.69%	05/01/2033	35	31,357
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.31%	11/01/2026	15	14,806
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.37%	11/01/2027	190	185,296
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.98%	11/01/2027	15	14,796
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.13%	11/01/2028	15	14,743
New York (City of), NY Transitional Finance Authority, Series 2019, RB	2.75%	11/01/2030	75	70,832
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.35%	11/01/2030	10	9,710
New York (City of), NY Transitional Finance Authority, Series 2019, RB	3.50%	11/01/2032	200	190,570
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.53%	11/01/2027	95	91,185
New York (City of), NY Transitional Finance Authority, Series 2020 C-2, RB	1.75%	05/01/2030	40	36,457
New York (City of), NY Transitional Finance Authority, Series 2020 D-2, RB	1.92%	11/01/2029	35	32,556
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.25%	11/01/2031	45	40,560
New York (City of), NY Transitional Finance Authority, Series 2020 D-3, RB	2.50%	11/01/2033	20	17,486
New York (City of), NY Transitional Finance Authority, Series 2021 B, Ref. RB	1.11%	07/15/2026	10	9,833
New York (City of), NY Transitional Finance Authority, Series 2021 E, RB	1.92%	02/01/2032	20	17,538
New York (City of), NY Transitional Finance Authority, Series 2021 E-3, RB	1.97%	02/01/2033	5,000	4,281,919
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.35%	07/15/2027	45	43,260
New York (City of), NY Transitional Finance Authority, Series 2021, Ref. RB	1.57%	07/15/2028	60	56,628
New York (City of), NY Transitional Finance Authority, Series 2022 B, Ref. RB	3.60%	07/15/2026	5	4,992
New York (City of), NY Transitional Finance Authority, Series 2022 C-3, RB	2.58%	02/01/2033	3,905	3,489,624
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.00%	11/01/2028	5	5,170
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.05%	11/01/2029	100	104,291
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.15%	11/01/2030	100	105,056
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.25%	11/01/2031	$40	$42,292
New York (City of), NY Transitional Finance Authority, Series 2022 D-2, RB	5.35%	11/01/2032	35	37,189
New York (City of), NY Transitional Finance Authority, Series 2022 D-3, RB	5.65%	11/01/2035	10	10,600
New York (City of), NY Transitional Finance Authority, Series 2022 F, RB	3.55%	02/01/2030	10	9,855
New York (City of), NY Transitional Finance Authority, Series 2022 F-2, RB	3.35%	02/01/2028	25	24,806
New York (City of), NY Transitional Finance Authority, Series 2022, Ref. RB	4.00%	02/01/2032	10	9,888
New York (City of), NY Transitional Finance Authority, Series 2023 A-2, RB	4.60%	05/01/2028	25	25,495
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2030	270	278,935
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.80%	02/01/2031	15	15,510
New York (City of), NY Transitional Finance Authority, Series 2023 F-2, RB	4.90%	02/01/2032	35	36,305
New York (City of), NY Transitional Finance Authority, Series 2023 F-3, RB	5.15%	02/01/2036	30	30,849
New York (City of), NY Transitional Finance Authority, Series 2024 D-2, Ref. RB	4.68%	11/01/2026	460	463,787
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.51%	02/01/2030	20	20,441
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.64%	02/01/2032	30	30,699
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.91%	05/01/2032	10	10,375
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.97%	05/01/2033	20	20,783
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.72%	02/01/2034	15	15,293
New York (City of), NY Transitional Finance Authority, Series 2024, RB	5.01%	05/01/2034	15	15,578
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.77%	02/01/2035	5	5,072
New York (City of), NY Transitional Finance Authority, Series 2024, RB	4.38%	05/01/2037	370	358,207
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.48%	05/01/2027	20	20,201
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	4.72%	05/01/2030	20	20,613
New York (City of), NY Transitional Finance Authority, Series 2025 I, RB	5.27%	05/01/2034	40	42,260
New York (City of), NY Transitional Finance Authority, Subseries 2017 A-3, RB	2.45%	05/01/2027	1,040	1,021,660
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.64%	05/01/2032	60	54,668
New York (City of), NY Transitional Finance Authority, Subseries 2019 A-5, RB	2.74%	05/01/2034	5	4,403
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	3.85%	02/01/2034	255	244,924
New York (City of), NY Transitional Finance Authority, Subseries 2022 F-3, RB	4.00%	02/01/2035	5	4,793
New York (State of), Series 2019 B, Ref. GO Bonds	2.70%	02/15/2031	100	94,265
New York (State of), Series 2019 B, Ref. GO Bonds	2.80%	02/15/2032	5	4,662
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,122	2,163,441
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,215	1,237,308
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	800	818,754
New York (State of) Dormitory Authority, Series 2016 B, RB	3.88%	07/01/2046	10	8,178
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB(c)	2.56%	02/15/2027	85	83,809
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.54%	03/15/2027	1,025	996,794
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.75%	03/15/2028	1,000	957,550
New York (State of) Dormitory Authority, Series 2021 C, RB(c)	1.95%	03/15/2029	900	851,852
New York (State of) Dormitory Authority, Series 2021 C, RB	2.05%	03/15/2030	1,000	925,300
New York (State of) Dormitory Authority, Series 2021 C, RB	2.15%	03/15/2031	1,000	909,655
New York (State of) Dormitory Authority, Series 2021 C, RB	2.25%	03/15/2032	900	803,449
New York (State of) Dormitory Authority, Series 2021 C, RB	2.20%	03/15/2034	900	767,779
New York (State of) Dormitory Authority, Series 2022 B, Ref. RB(c)	2.89%	03/15/2027	20	19,786
New York (State of) Dormitory Authority, Series 2025 B, RB	5.23%	07/01/2035	2,410	2,538,534
New York (State of) Dormitory Authority, Series 2025, RB, (INS - AGI)(a)	4.84%	07/01/2032	25	25,710
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	580	534,933
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019 B-2, RB	4.01%	07/01/2049	3,000	2,411,349
New York (State of) Housing Finance Agency, Series 2022 C, RB	3.25%	05/01/2027	10	9,952
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	530	477,329
New York (State of) Thruway Authority, Series 2019, Ref. RB	3.50%	01/01/2042	275	236,153
New York City Housing Development Corp., Series 2019, RB	3.32%	11/01/2034	15	13,806
New York City Housing Development Corp., Series 2021 B, RB	2.65%	11/01/2036	3,000	2,570,621
New York City Housing Development Corp., Series 2022, Ref. RB	3.80%	01/01/2030	20	19,893
New York City Housing Development Corp., Series 2022, Ref. RB	4.00%	01/01/2032	10	9,842
New York City Housing Development Corp., Series 2022, Ref. RB	4.10%	01/01/2033	5	4,904
New York City Housing Development Corp. (Green Bonds), Series 2021 B, RB	2.95%	11/01/2041	180	141,411
New York City Housing Development Corp. (Green Bonds), Series 2024 D, RB	5.45%	08/01/2054	835	817,941
New York State Urban Development Corp., Series 2009, RB	5.77%	03/15/2039	1,670	1,732,910
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	1,900	1,979,958
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.80%	03/15/2031	$4,000	$3,549,322
New York State Urban Development Corp., Series 2020 F, Ref. RB	1.90%	03/15/2032	4,350	3,777,537
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	2,950	2,902,503
Onondaga Civic Development Corp., Series 2020, Ref. RB	2.77%	12/01/2037	95	78,680
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	715	747,989
Triborough Bridge & Tunnel Authority, Series 2019 B, Ref. RB	3.43%	11/15/2044	1,000	785,629
United Nations Development Corp., Series 2025 A, Ref. RB	6.54%	08/01/2055	1,000	1,065,439
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	554,627
				141,310,131
North Carolina-0.37%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health), Series 2021, RB	3.20%	01/15/2051	1,100	779,166
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	1.75%	10/01/2029	15	13,948
North Carolina State University at Raleigh, Series 2020 B, Ref. RB	2.62%	10/01/2039	315	257,881
Raleigh (City of), NC Combined Enterprise System, Series 2019, Ref. RB	2.43%	03/01/2028	10	9,747
University of North Carolina at Chapel Hill, Series 2012 C, Ref. RB	3.60%	12/01/2033	800	777,043
University of North Carolina at Chapel Hill, Series 2014, Ref. RB	3.85%	12/01/2034	1,195	1,172,686
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	2.78%	12/01/2028	70	68,226
University of North Carolina at Chapel Hill, Series 2016 C, Ref. RB	3.33%	12/01/2036	775	723,623
				3,802,320
North Dakota-0.01%
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.13%	12/01/2029	15	14,109
North Dakota (State of) Housing Finance Agency, Series 2021, RB	2.33%	12/01/2031	65	59,401
				73,510
Ohio-2.07%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	3,880	5,008,792
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,190	3,791,764
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	855	901,996
American Municipal Power, Inc. (OH Combined Hydroelectric), Series 2009 B, RB	6.45%	02/15/2044	950	1,023,959
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	1,005	1,054,865
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2010, RB	5.94%	02/15/2047	1,000	1,033,627
Cleveland (City of), OH, Series 2019 A, Ref. RB	2.88%	01/01/2031	80	75,912
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	856,580
Cuyahoga (County of), OH (MetroHealth System), Series 2010 B, RB	8.22%	02/15/2040	950	1,074,357
Hamilton (County of), OH (The Christ Hospitality), Series 2019, Ref. RB, (INS - AGI)(a)	3.37%	06/01/2034	10	9,342
Ohio (State of), Series 2020 A, Ref. GO Bonds	1.50%	08/01/2029	5	4,657
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017 B, Ref. RB	3.70%	01/01/2043	1,000	858,687
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.70%	01/01/2030	40	38,172
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.79%	01/01/2031	38	35,854
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2019, Ref. RB	2.89%	01/01/2032	10	9,333
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group), Series 2011, Ref. RB	4.72%	01/01/2032	15	15,466
Ohio State University (The), Series 2011 A, RB	4.80%	06/01/2111	1,800	1,537,627
Ohio State University (The), Series 2014, RB	5.59%	12/01/2114	950	914,644
Ohio State University (The), Series 2016 A, RB	3.80%	12/01/2046	950	793,930
Ohio State University (The), Series 2016 A, RB	4.05%	12/01/2056	1,759	1,453,949
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	800	533,533
University of Cincinnati, Series 2016 B, RB	3.95%	06/01/2042	10	8,859
				21,035,905
Oklahoma-1.06%
Oklahoma (City of), OK Water Utilities Trust, Series 2022, Ref. RB	4.64%	07/01/2042	950	922,141
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.38%	11/01/2045	3,350	3,188,206
Oklahoma (State of) Development Finance Authority (OK Natural Gas Co.), Series 2022, RB	4.71%	05/01/2052	2,000	1,876,440
Oklahoma (State of) Development Finance Authority (Public Service Co. of Oklahoma), Series 2022, RB	4.62%	06/01/2044	4,900	4,825,222
Oklahoma (State of) Turnpike Authority, Series 2020, Ref. RB	1.82%	01/01/2031	20	18,062
				10,830,071
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon-2.07%
Clackamas & Washington Counties School District No. 3, Series 2020 C, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.14%	06/15/2029	$20	$18,921
Hillsboro Economic Development Council, Series 2024, RB, (INS - AGI)(a)	5.94%	06/01/2043	400	417,605
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	7,950	7,881,671
Morrow (Port of), OR, Series 2014, RB	3.52%	09/01/2027	35	34,849
Morrow (Port of), OR, Series 2020, RB	2.53%	09/01/2043	40	28,742
Morrow (Port of), OR, Series 2024, RB	4.82%	09/01/2030	190	197,167
Morrow (Port of), OR (Bonneville Cooperation), Series 2016, RB	2.99%	09/01/2036	1,850	1,625,667
Morrow (Port of), OR (Bonneville Cooperation), Series 2019, RB	2.40%	09/01/2026	5	4,948
Morrow (Port of), OR (Bonneville Cooperation), Series 2020, RB	2.54%	09/01/2040	1,000	780,186
Morrow (Port of), OR (Bonneville Cooperation), Series 2024, RB	4.84%	09/01/2031	15	15,602
Multnomah County School District No. 1, Series 2021, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.15%	06/30/2035	15	12,338
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	1,049	1,068,261
Oregon (State of), Series 2010, GO Bonds	5.38%	08/01/2039	20	20,713
Oregon (State of), Series 2020, Ref. GO Bonds	0.98%	08/01/2026	50	49,112
Oregon (State of), Series 2024, GO Bonds	4.89%	05/01/2027	10	10,174
Oregon (State of) (Article XI - Q State), Series 2024, GO Bonds	5.02%	05/01/2033	5	5,304
Oregon (State of) Department of Administrative Services, Series 2019, COP	4.10%	05/01/2039	10	9,411
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	3,504,001
Oregon (State of) Facilities Authority, Series 2020, Ref. RB	3.44%	10/01/2050	20	13,519
Oregon (State of) Housing & Community Services Department (Single Family Mortgage), Series 2023, Ref. RB	6.25%	07/01/2053	920	964,974
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.20%	09/01/2026	20	19,652
Oregon (State of) Tri-County Metropolitan Transportation District (Green Bonds), Series 2021, Ref. RB	1.93%	09/01/2031	50	45,252
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.36%	06/30/2027	60	57,826
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	1.89%	06/30/2031	900	806,131
Oregon Education Districts, Series 2021 A, GO Bonds, (CEP - Colorado Higher Education Intercept Program)	2.04%	06/30/2032	15	13,226
Oregon School Boards Association, Series 2003 B, GO Bonds, (INS - NATL)(a)	5.68%	06/30/2028	19	19,136
Oregon School Boards Association, Series 2004, GO Bonds, (INS - AGI)(a)	5.53%	06/30/2028	5	5,344
Oregon State University, Series 2020, RB, (INS - BAM)(a)	3.42%	03/01/2060	2,620	1,896,096
Portland (City of), OR, Series 1999, GO Bonds, (INS - NATL)(a)(b)	-%	06/01/2027	35	33,106
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	950	810,000
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2015, GO Bonds	4.06%	06/30/2034	145	143,673
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.64%	06/15/2029	55	51,162
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.69%	06/15/2030	45	40,996
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.94%	06/15/2032	20	17,578
Washington & Multnomah Counties School District No. 48J Beaverton, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	2.09%	06/15/2034	495	418,337
				21,040,680
Pennsylvania-2.82%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	900	779,223
Commonwealth Financing Authority, Series 2010 C-2, RB	5.59%	06/01/2030	2,000	2,056,294
Commonwealth Financing Authority, Series 2018 A, RB	3.73%	06/01/2030	40	39,864
Commonwealth Financing Authority, Series 2018 A, RB	3.86%	06/01/2038	25	23,248
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	950	827,708
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGI)(a)	3.66%	06/01/2038	400	370,041
Commonwealth Financing Authority, Series 2020 C, Ref. RB	3.53%	06/01/2042	900	774,506
Commonwealth Financing Authority, Series 2021 A, RB	2.99%	06/01/2042	900	698,329
Erie (City & County of), PA Water Authority, Series 2020 A, Ref. RB, (INS - AGI)(a)	3.01%	12/01/2047	1,400	1,006,547
Erie (City & County of), PA Water Authority, Series 2020 C, RB, (INS - AGI)(a)	3.46%	06/01/2060	3,140	2,234,460
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.23%	12/01/2050	600	421,579
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.48%	12/01/2055	$1,000	$715,599
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(a)	3.63%	12/01/2059	2,450	1,766,706
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2010, RB	6.53%	06/15/2039	1,195	1,325,845
Pennsylvania (Commonwealth of) Economic Development Financing Authority, Series 2017 B, RB	3.20%	11/15/2027	25	24,615
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.15%	06/15/2029	15	14,123
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.30%	06/15/2030	5	4,647
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.50%	06/15/2032	25	22,540
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.62%	06/15/2033	5	4,450
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.78%	06/15/2035	200	173,004
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	2.85%	06/15/2036	1,000	852,663
Pennsylvania (Commonwealth of) Economic Development Financing Authority (State System Higher Education), Series 2021, RB	3.14%	06/15/2042	900	724,066
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	950	987,348
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Thomas Jefferson University), Series 2024, Ref. RB, (INS - AGI)(a)	5.26%	11/01/2033	55	57,849
Pennsylvania (Commonwealth of) Turnpike Commission, First Series 2020, Ref. RB	3.44%	12/01/2043	2,900	2,306,454
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.38%	12/01/2037	675	739,959
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,393	1,517,411
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	150	124,015
Pennsylvania State University (The), Series 2020 D, RB	2.40%	09/01/2032	5	4,514
Pennsylvania State University (The), Series 2020 D, RB	2.47%	09/01/2033	5	4,443
Pennsylvania State University (The), Series 2020 D, RB	2.84%	09/01/2050	1,200	826,987
Philadelphia (City of), PA, Series 2020 B, Ref. RB(c)	1.73%	11/01/2028	20	18,928
Philadelphia (City of), PA Redevelopment Authority, Series 2024 A, RB	5.23%	09/01/2040	1,000	1,008,890
Philadelphia School District (The), Series 2010 B, GO Bonds	6.62%	06/01/2030	950	995,751
Pittsburgh (City of), PA, Series 2020 B, Ref. GO Bonds	1.19%	09/01/2026	3,000	2,942,693
Pocono Mountains Industrial Park Authority (St. Luke’s University Health Network), Series 2018, RB	5.05%	08/15/2049	1,500	1,380,278
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	750	603,428
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2019, RB	3.56%	09/15/2119	480	310,280
				28,689,285
Rhode Island-0.05%
Narragansett Bay Commission, Series 2020, Ref. RB	2.92%	09/01/2043	250	191,469
Rhode Island Convention Center Authority, Series 2006 A, RB, (INS - AGI)(a)	6.06%	05/15/2035	30	32,615
Rhode Island Convention Center Authority, Series 2017 A, Ref. RB	3.27%	05/15/2027	20	19,797
Rhode Island Housing & Mortgage Finance Corp., Series 2020, RB	2.99%	10/01/2038	15	11,986
Rhode Island Student Loan Authority, Series 2024, RB	6.09%	12/01/2043	215	219,002
				474,869
South Carolina-0.59%
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.42%	12/01/2027	1,000	955,450
Charleston Educational Excellence Finance Corp. (Charleston County School), Series 2020, Ref. RB	1.87%	12/01/2029	15	13,907
Columbia (City of), SC, Series 2021 B, Ref. RB	3.01%	02/01/2049	245	170,769
Columbia Facilities Corp. (City of Columbia), Series 2021, RB	3.14%	06/01/2051	200	139,025
Greenville-Spartanburg Airport District, Series 2024 B, RB	5.59%	07/01/2048	100	100,645
Horry (County of ), SC, Series 2010, RB	7.33%	07/01/2040	25	29,477
South Carolina (State of) Jobs-Economic Development Authority, Series 2020 B, Ref. RB	2.33%	12/01/2028	10	9,546
South Carolina (State of) Jobs-Economic Development Authority, Series 2020 B, Ref. RB	2.53%	12/01/2030	45	41,806
South Carolina (State of) Jobs-Economic Development Authority, Series 2020 B, Ref. RB	2.58%	12/01/2031	15	13,709
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Jobs-Economic Development Authority (Conway Hospital, Inc.), Series 2020, RB, (INS - AGI)(a)	2.73%	07/01/2030	$400	$372,650
South Carolina (State of) Port Authority, Series 2019 D, Ref. RB	3.66%	07/01/2045	1,000	809,607
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	1,850	2,012,732
South Carolina (State of) Public Service Authority, Series 2015 D, RB	4.77%	12/01/2045	90	82,303
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	1.85%	12/01/2026	35	34,301
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.43%	12/01/2029	75	70,650
South Carolina (State of) Public Service Authority, Series 2020 B, Ref. RB	2.66%	12/01/2032	5	4,496
Spartanburg (City of), SC Regional Health Services District, Series 2017, Ref. RB	4.23%	04/15/2038	110	103,697
Spartanburg Stadium Facilities Corp., Series 2024, RB	6.11%	11/01/2054	1,000	1,031,722
				5,996,492
South Dakota-0.01%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health), Series 2019 B, Ref. RB	3.69%	07/01/2042	150	127,090
Tennessee-0.84%
Memphis (City of), TN, Series 2010, GO Bonds	6.04%	07/01/2034	1,000	1,098,234
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.39%	07/01/2030	100	90,002
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.49%	07/01/2031	1,000	880,380
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.59%	07/01/2032	135	116,260
Nashville (City of) & Davidson (County of), TN Metropolitan Government, Series 2021 B, Ref. GO Bonds	1.79%	07/01/2034	200	165,363
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016, Ref. RB	3.44%	10/01/2046	950	772,693
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2021 B, RB	3.24%	07/01/2052	750	509,684
Nashville (City of) & Davidson (County of), TN Metropolitan Government of Convention Center Authority, Series 2010 B, RB	6.73%	07/01/2043	1,025	1,107,208
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.45%	07/01/2043	1,000	1,047,132
Nashville (City of) & Davidson (County of), TN Metropolitan Government Sports Authority (Stadium), Series 2023 D, RB	5.60%	07/01/2056	1,500	1,551,788
Tennessee (State of) School Bond Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.73%	11/01/2026	200	194,418
Tennessee Housing Development Agency, Series 2024-2B, RB, (CEP - GNMA)	5.98%	07/01/2054	1,000	1,007,936
				8,541,098
Texas-11.22%
Austin (City of), TX, Series 2021, Ref. RB, (INS - AGI)(a)	2.86%	11/15/2042	2,485	1,914,388
Bexar (County of), TX, Series 2021, Ref. GO Bonds	1.85%	06/15/2030	25	22,968
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.32%	04/15/2029	10	10,155
Board of Regents of the University of North Texas System, Series 2025 B, Ref. RB	4.35%	04/15/2030	10	10,180
Board of Regents of the University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	10,122,534
Board of Regents of the University of Texas System, Series 2010 C, RB	4.79%	08/15/2046	2,000	1,930,538
Board of Regents of the University of Texas System, Series 2010 D, RB	5.13%	08/15/2042	850	865,661
Clint Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.34%	02/15/2045	250	171,386
Colony Local Development Corp., Series 2013 A, RB, (INS - BHAC)(a)	4.88%	10/01/2047	950	897,077
Corpus Christi (City of), TX, Series 2020, Ref. RB	2.81%	07/15/2040	285	226,883
Corpus Christi (Port of) and Nueces (County of), TX, Series 2018 B, RB	5.00%	12/01/2048	10	9,469
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	1.65%	11/01/2026	1,700	1,668,726
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2020 C, Ref. RB	2.92%	11/01/2050	900	650,032
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.53%	11/01/2026	1,000	980,497
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.73%	11/01/2027	1,000	963,775
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	1.93%	11/01/2028	$750	$712,738
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.04%	11/01/2029	1,500	1,404,417
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.14%	11/01/2030	2,000	1,843,491
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.74%	11/01/2035	2,000	1,730,435
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.87%	11/01/2037	1,500	1,260,084
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2021, Ref. RB	2.84%	11/01/2046	2,500	1,850,514
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.09%	11/01/2051	1,500	1,264,342
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2022 A, RB	4.51%	11/01/2051	3,400	3,015,274
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.00%	11/01/2042	800	794,346
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2023 A, Ref. RB	5.05%	11/01/2047	200	196,507
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	-%	02/15/2027	5	4,764
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	-%	02/15/2031	15	12,090
Dallas (City of), TX, Series 2005 B, GO Bonds(b)	-%	02/15/2032	40	30,729
Dallas (City of), TX Area Rapid Transit, Series 2009 B, RB	6.00%	12/01/2044	2,000	2,095,851
Dallas (City of), TX Area Rapid Transit, Series 2020, Ref. RB	1.15%	12/01/2026	10	9,756
Dallas (City of), TX Area Rapid Transit, Series 2021 A, Ref. RB	2.61%	12/01/2048	1,350	942,702
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,730	3,100,707
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	5,500	4,348,246
Fort Bend Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	4.18%	08/15/2048	80	70,634
Fort Worth (City of), TX, Series 2017 B, RB	4.09%	03/01/2037	1,035	1,001,683
Grand Parkway Transportation Corp., Series 2013 E, RB	5.18%	10/01/2042	245	251,389
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.22%	10/01/2049	740	542,386
Grand Parkway Transportation Corp., Series 2020, Ref. RB	3.24%	10/01/2052	3,500	2,486,787
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGI)(a)	3.71%	11/15/2056	100	74,234
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGI)(a)	3.86%	11/15/2040	2,155	1,952,248
Houston (City of), TX, Series 2005, GO Bonds	5.31%	03/01/2035	5	5,223
Houston (City of), TX, Series 2006 A, GO Bonds	5.51%	03/01/2036	435	461,833
Houston (City of), TX, Series 2014 B, RB	3.83%	05/15/2028	920	922,158
Houston (City of), TX, Series 2017, GO Bonds	3.96%	03/01/2047	1,850	1,636,700
Houston (City of), TX, Series 2018, Ref. RB	3.72%	11/15/2028	10	10,018
Houston (City of), TX, Series 2019 C, Ref. RB	2.26%	11/15/2029	500	473,451
Houston (City of), TX, Series 2020 C, Ref. RB	1.72%	07/01/2026	35	34,556
Houston (City of), TX, Series 2020 C, Ref. RB	1.82%	07/01/2027	1,000	969,823
Mansfield Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2030	30	31,428
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.52%	03/01/2042	3,000	2,915,516
Midland (City of), TX, Series 2022 A, Ref. GO Bonds	4.67%	03/01/2050	2,950	2,752,929
North Texas Tollway Authority, Series 2009 B, RB	6.72%	01/01/2049	2,645	2,993,768
North Texas Tollway Authority, Series 2021, Ref. RB	3.01%	01/01/2043	1,770	1,368,410
Permanent University Fund - Texas A&M University System, Series 2012 B, RB	3.58%	07/01/2032	70	69,040
San Antonio (City of), TX, Series 2012, RB	4.43%	02/01/2042	1,500	1,402,042
San Antonio (City of), TX, Series 2016, Ctfs. Of Obligations	2.93%	02/01/2046	1,345	999,609
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	1.64%	02/01/2030	20	18,308
San Antonio (City of), TX, Series 2022, GO Bonds	4.53%	02/01/2042	2,000	1,914,118
San Antonio (City of), TX, Series 2022, RB	4.37%	02/01/2042	1,030	936,953
San Antonio (City of), TX, Series 2025 A, RB	5.47%	02/01/2045	3,520	3,584,294
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.29%	09/01/2040	500	417,759
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Hendrick Medical Center Obligated Group), Series 2021, Ref. RB, (INS - AGI)(a)	3.42%	09/01/2050	$900	$662,660
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	2,418	2,537,474
Texas (State of), Series 2019, Ref. GO Bonds	3.21%	04/01/2044	1,000	842,071
Texas (State of), Series 2020, Ref. GO Bonds	2.33%	10/01/2029	15	14,284
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2026	450	454,280
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2027	175	179,160
Texas (State of), Series 2021 A, Ref. GO Bonds	5.00%	10/01/2028	250	259,243
Texas (State of), Series 2021 A, Ref. GO Bonds	4.00%	10/01/2029	1,000	1,011,588
Texas (State of), Series 2021 A, Ref. GO Bonds	1.84%	10/01/2030	780	714,226
Texas (State of), Series 2021 A, Ref. GO Bonds	1.94%	10/01/2031	1,345	1,209,812
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2026	570	575,421
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2027	730	747,352
Texas (State of), Series 2021 B, Ref. GO Bonds	5.00%	10/01/2028	185	191,840
Texas (State of), Series 2021 B, Ref. GO Bonds	3.00%	10/01/2029	655	639,374
Texas (State of), Series 2021 B, Ref. GO Bonds	1.84%	10/01/2030	200	183,135
Texas (State of), Series 2021 B, Ref. GO Bonds	1.94%	10/01/2031	850	764,565
Texas (State of), Series 2021 B, Ref. GO Bonds	2.04%	10/01/2032	1,570	1,388,245
Texas (State of), Series 2021 B, Ref. GO Bonds	2.14%	10/01/2033	1,000	872,597
Texas (State of), Series 2023 A, Ref. GO Bonds	5.69%	10/01/2031	15	16,201
Texas (State of) Transportation Commission, Series 2020, Ref. GO Bonds	1.38%	10/01/2028	30	28,159
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	1,950	1,540,184
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	3,765	3,862,901
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.92%	10/15/2044	600	589,056
Texas (State of) Water Development Board (Master Trust), Series 2024 B, RB	4.99%	10/15/2054	500	477,453
Texas A&M University, Series 2017 A, Ref. RB	3.43%	05/15/2030	5	4,953
Texas A&M University, Series 2017 B, Ref. RB	3.29%	05/15/2031	150	146,444
Texas A&M University, Series 2017 D, RB	3.82%	05/15/2047	5	4,234
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,450	2,158,615
Texas A&M University, Series 2019 B, Ref. RB	2.62%	05/15/2029	2,950	2,858,950
Texas A&M University, Series 2021 B, RB	2.81%	05/15/2041	1,000	790,406
Texas Natural Gas Securitization Finance Corp., Series 2023 A-1, RB	5.10%	04/01/2035	754	777,263
Texas Natural Gas Securitization Finance Corp., Series 2023 A-2, RB	5.17%	04/01/2041	6,030	6,226,844
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes), Series 2019 B, Ref. RB	3.92%	12/31/2049	2,680	2,171,741
Texas Public Finance Authority, Series 2020, RB	1.52%	02/01/2030	40	36,429
Texas Public Finance Authority, Series 2021, RB	2.96%	02/01/2041	15	12,030
Travis County Healthcare District, Series 2023 B, GO Bonds	5.48%	03/01/2043	750	762,110
University of Houston, Series 2024 B, RB	5.27%	02/15/2055	2,000	1,948,333
Uptown Development Authority, Series 2021 B, RB, (INS - AGI)(a)	3.46%	09/01/2040	1,160	967,941
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	170	136,328
				114,122,461
Utah-0.04%
Salt Lake (County of), UT Municipal Building Authority, Series 2009 B, RB	5.82%	12/01/2029	400	410,347
Utah Municipal Power Agency, Series 2016 A, RB	3.81%	07/01/2036	40	37,946
				448,293
Virgin Islands-0.08%
Virgin Islands (Government of) Water & Power Authority (Electric System), Series 2010 C, RB, (INS - AGI)(a)	6.85%	07/01/2035	745	809,323
Virginia-0.72%
Richmond (City of), VA, Series 2020 B, Ref. RB	3.54%	01/15/2043	250	213,892
University of Virginia, Series 2017 C, RB	4.18%	09/01/2117	1,000	767,345
University of Virginia, Series 2019 A, RB	3.23%	09/01/2119	1,200	707,400
University of Virginia, Series 2020, Ref. RB	2.26%	09/01/2050	1,500	897,084
University of Virginia, Series 2021 B, Ref. RB	2.58%	11/01/2051	1,700	1,076,433
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.13%	09/01/2028	10	9,322
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia-(continued)
Virginia (Commonwealth of) College Building Authority, Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	1.33%	09/01/2029	$5	$4,572
Virginia (Commonwealth of) College Building Authority (21st Century College and Equipments Programs), Series 2021, Ref. RB, (CEP - Colorado Higher Education Intercept Program)	0.94%	09/01/2027	5	4,766
Virginia (Commonwealth of) Housing Development Authority, Series 2019 A, RB	2.95%	10/25/2049	104	90,801
Virginia (Commonwealth of) Housing Development Authority, Series 2020 B, RB	2.75%	10/25/2046	943	819,235
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.63%	04/01/2050	25	19,245
Virginia (Commonwealth of) Housing Development Authority, Series 2020 C, RB	3.83%	04/01/2055	1,600	1,243,713
Virginia (Commonwealth of) Housing Development Authority, Series 2020 F, RB	3.28%	07/01/2050	1,990	1,433,622
				7,287,430
Washington-0.73%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	650	692,010
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,805	1,886,637
Central Washington University (Build America Bonds), Series 2010, RB	6.95%	05/01/2040	55	61,177
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	450	491,267
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	1,020	1,039,899
Energy Northwest (Columbia Generating Station), Series 2021, Ref. RB	2.35%	07/01/2034	20	17,192
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2010 M,Ref. RB	5.63%	01/01/2027	5	5,103
Grant (County of), WA Public Utility District No. 2 (Preist Rapids Hydroelectric), Series 2012, RB	3.91%	01/01/2032	45	44,896
King (County of), WA (Green Bonds), Series 2021 C, GO Bonds	1.54%	12/01/2027	10	9,612
Northwest Infrastructure Financing Corp., Series 2004, RB	5.38%	01/01/2034	100	107,628
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.65%	12/01/2030	90	81,105
Pierce County School District No. 10 Tacoma, Series 2020, Ref. GO Bonds, (CEP - Oregon School Bond Guaranty)	1.73%	12/01/2031	15	13,234
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	476,536
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,031,877
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,180	1,225,033
Washington (State of) Health Care Facilities Authority, Series 2017 A, RB	4.20%	08/15/2047	245	199,601
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2021, Ref. RB	2.34%	01/01/2029	10	9,605
				7,392,412
West Virginia-0.32%
Ohio (County of), WV, Series 2019 A, Ref. RB(c)(d)	4.00%	12/04/2025	1,800	1,799,942
Tobacco Settlement Financing Authority, Series 2020, Ref. RB	4.31%	06/01/2049	1,650	1,218,180
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group), Series 2020, Ref. RB	2.03%	10/01/2029	45	42,329
Wheeling Municipal Building Commission, Series 2022, RB	6.00%	08/01/2050	200	201,681
				3,262,132
Wisconsin-0.86%
Milwaukee (County of), WI, Series 2009 A, GO Bonds	6.84%	12/01/2028	51	52,937
Wisconsin (State of), Series 2016 B, Ref. RB	3.29%	05/01/2037	1,000	896,610
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	2,950	2,855,062
Wisconsin (State of), Series 2020 A, Ref. RB	2.43%	05/01/2031	10	9,273
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	1,900	1,735,328
Wisconsin (State of), Series 2020 E, Ref. RB	2.20%	05/01/2027	20	19,586
Wisconsin (State of), Series 2020 E, Ref. RB	2.35%	05/01/2029	90	85,987
Wisconsin (State of), Series 2020 E, Ref. RB	2.40%	05/01/2030	30	28,276
Wisconsin (State of), Series 2021 A, Ref. RB	1.15%	05/01/2027	40	38,600
Wisconsin (State of), Series 2022, Ref. GO Bonds	2.54%	05/01/2031	10	9,385
Wisconsin (State of), Series 2023 A, Ref. RB	4.35%	05/01/2029	30	30,586
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGI)(a)	4.17%	12/15/2050	1,950	1,618,505
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, RB, (INS - AGI)(a)	3.09%	06/01/2050	$2,000	$1,358,223
Wisconsin (State of) Public Finance Authority (Texas Biomedical Research Institute), Series 2021, RB	3.63%	06/01/2051	100	55,509
				8,793,867
Total Municipal Obligations (Cost $1,049,541,265)				962,897,208
			Shares
Money Market Funds-4.18%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(e)(f) (Cost $42,529,453)			42,529,453	42,529,453
TOTAL INVESTMENTS IN SECURITIES(g)-98.87% (Cost $1,092,070,718)				1,005,426,661
OTHER ASSETS LESS LIABILITIES-1.13%				11,459,341
NET ASSETS-100.00%				$1,016,886,002

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
BHAC	-Berkshire Hathaway Assurance Corp.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
Ctfs.	-Certificates
FNMA	-Federal National Mortgage Association
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,217,341	$33,216,142	$(14,904,030)	$-	$-	$42,529,453	$367,241

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(g)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty, Inc.	5.06%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2025
(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-85.48%
Automobile Components-0.19%
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/2054(b)	$4,340,000	$4,460,830
Banks-26.35%
BAC Capital Trust XIV, Series G, 4.70% (3 mo. Term SOFR + 0.66%)(c)(d)	4,282,000	3,506,270
Bank of America Corp.
6.25%(b)(c)	21,720,000	21,979,815
6.63%(b)(c)	26,074,000	27,067,654
Series DD, 6.30%(b)(c)(e)	8,682,000	8,744,285
Series FF, 5.88%(b)(c)(e)	19,726,000	19,923,733
Series RR, 4.38%(b)(c)	14,494,000	14,306,084
Series TT, 6.13%(b)(c)	17,372,000	17,554,597
Bank of Montreal (Canada), 4.80%(b)(c)(e)	4,348,000	4,358,527
Bank of Nova Scotia (The) (Canada), 6.82% (3 mo. Term SOFR + 2.91%)(c)(d)	10,855,000	10,802,484
Citigroup, Inc.
Series AA, 7.63%(b)(c)	13,032,000	13,633,661
Series BB, 7.20%(b)(c)	4,802,000	4,972,850
Series CC, 7.13%(b)(c)	15,199,000	15,594,691
Series DD, 7.00%(b)(c)(e)	13,034,000	13,849,394
Series EE, 6.75%(b)(c)	13,027,000	13,140,980
Series FF, 6.95%(b)(c)	17,375,000	17,804,510
Series GG, 6.88%(b)(c)	23,450,000	24,022,555
Series T, 6.25%(b)(c)(e)	13,034,000	13,122,475
Series W, 4.00%(b)(c)	13,031,000	13,070,484
Series X, 3.88%(b)(c)	19,977,000	19,913,473
Series Y, 4.15%(b)(c)(e)	8,687,000	8,546,073
Series Z, 7.38%(b)(c)(e)	10,858,000	11,215,207
CoBank, ACB
Series J, 4.25%(b)(c)	3,790,000	3,712,357
Series K, 6.45%(b)(c)	3,402,000	3,394,137
Fifth Third Bancorp, Series H, 7.30% (3 mo. Term SOFR + 3.29%)(c)(d)(e)	5,216,000	5,239,400
First Citizens BancShares, Inc., Series D, 7.00%(b)(c)	2,000,000	2,027,022
Huntington Bancshares, Inc.
Series F, 5.63%(b)(c)(e)	4,342,000	4,421,185
Series G, 4.45%(b)(c)	4,340,000	4,252,805
Series K, 6.25%(b)(c)	6,520,000	6,437,605
JPMorgan Chase & Co.
Series CC, 6.70% (3 mo. Term SOFR + 2.84%)(c)(d)(e)	10,920,000	11,039,115
Series II, 6.73% (3 mo. Term SOFR + 2.75%)(c)(d)	13,026,000	13,084,031
Series KK, 3.65%(b)(c)(e)	17,372,000	17,225,212
Series NN, 6.88%(b)(c)(e)	21,717,000	22,929,786
Series OO, 6.50%(b)(c)	26,073,000	26,955,206
Series W, 5.11% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	3,049,000	2,724,559
KeyCorp, Series D, 5.00%(b)(c)	4,561,000	4,557,520
M&T Bank Corp.
3.50%(b)(c)	4,342,000	4,195,187
Series F, 5.13%(b)(c)	4,345,000	4,339,407
Series G, 7.30%(b)(c)	3,473,000	3,477,567
	Principal Amount	Value
Banks-(continued)
PNC Financial Services Group, Inc. (The)
Series S, 5.00%(b)(c)(e)	$4,556,000	$4,576,515
Series T, 3.40%(b)(c)	13,035,000	12,679,805
Series U, 6.00%(b)(c)	8,689,000	8,753,698
Series V, 6.20%(b)(c)	10,863,000	11,050,908
Series W, 6.25%(b)(c)	13,034,000	13,411,960
Truist Financial Corp.
Series A, 4.78% (3 mo. Term SOFR + 0.93%), 05/15/2027(d)	3,051,000	3,030,083
Series M, 5.13%(b)(c)(e)	4,356,000	4,325,302
Series N, 6.67%(b)(c)	14,769,000	14,806,705
Series Q, 5.10%(b)(c)(e)	8,685,000	8,721,659
U.S. Bancorp
3.70%(b)(c)(e)	13,028,000	12,659,293
Series J, 5.30%(b)(c)	8,684,000	8,706,674
USB Capital IX, 5.19% (3 mo. Term SOFR + 1.28%)(c)(d)	5,869,000	4,610,407
Wells Fargo & Co.
6.85%(b)(c)(e)	17,377,000	18,219,454
7.63%(b)(c)(e)	14,983,000	15,973,481
Series BB, 3.90%(b)(c)	30,490,000	30,372,165
		609,040,012
Capital Markets-10.30%
Bank of New York Mellon Corp. (The)
5.95%(b)(c)	4,340,000	4,399,258
6.30%(b)(c)(e)	4,347,000	4,508,252
Series F, 4.63%(b)(c)	8,690,000	8,640,087
Series H, 3.70%(b)(c)	5,061,000	5,040,629
Series I, 3.75%(b)(c)	11,297,000	11,111,001
Brookfield Finance, Inc. (Canada), 6.30%, 01/15/2055(b)	6,079,000	6,002,912
Charles Schwab Corp. (The)
Series F, 5.00%(b)(c)	4,241,000	4,115,638
Series H, 4.00%(b)(c)	19,341,000	18,042,733
Series I, 4.00%(b)(c)	17,854,000	17,733,184
Series K, 5.00%(b)(c)	6,520,000	6,509,154
Goldman Sachs Capital II, 4.82% (3 mo. Term SOFR + 1.03%)(c)(d)(e)	6,659,000	5,757,171
Goldman Sachs Group, Inc. (The)
6.85%(b)(c)	16,507,000	17,140,506
Series O, 5.30%(b)(c)(e)	5,646,000	5,677,584
Series Q, 7.38%(b)(c)	4,343,000	4,382,456
Series R, 3.22%(b)(c)	5,210,000	5,248,783
Series S, 7.19%(b)(c)(e)	3,039,000	3,062,567
Series T, 3.80%(b)(c)(e)	5,867,000	5,823,587
Series U, 3.65%(b)(c)(e)	6,512,000	6,429,367
Series V, 4.13%(b)(c)	6,514,000	6,408,135
Series W, 7.50%(b)(c)	13,033,000	13,857,780
Series X, 7.50%(b)(c)	19,541,000	20,645,926
Series Y, 6.13%(b)(c)(e)	17,376,000	17,804,631
Mellon Capital IV, Series 1, 4.83% (3 mo. Term SOFR + 0.83%)(c)(d)	4,341,000	3,570,268
Northern Trust Corp., Series D, 4.60%(b)(c)	4,348,000	4,330,666
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
5.30% (3 mo. Term SOFR + 1.26%), 06/15/2047(d)(e)	$4,365,000	$3,862,703
6.45%(b)(c)	6,516,000	6,758,780
Series I, 6.70%(b)(c)	13,035,000	13,542,805
Series J, 6.70%(b)(c)	7,380,000	7,694,108
		238,100,671
Chemicals-0.22%
FMC Corp., 8.45%, 11/01/2055(b)	6,511,000	5,074,659
Consumer Finance-2.77%
Ally Financial, Inc.
Series B, 4.70%(b)(c)(e)	11,727,000	11,494,958
Series C, 4.70%(b)(c)	8,682,000	8,019,257
American Express Co., 3.55%(b)(c)	13,897,000	13,662,319
Capital One Financial Corp.
Series M, 3.95%(b)(c)(e)	8,688,000	8,570,975
Series O, 5.50%(b)(c)	4,949,000	4,970,681
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(e)	8,687,000	8,607,668
Series B, 6.50%(b)(c)(e)	4,347,000	4,381,133
Series C, 5.70%(b)(c)(e)	4,347,000	4,352,442
		64,059,433
Diversified Telecommunication Services-1.47%
Bell Canada (Canada)
6.88%, 09/15/2055(b)	8,690,000	9,028,823
7.00%, 09/15/2055(b)	10,857,000	11,431,238
TELUS Corp. (Canada)
6.63%, 10/15/2055(b)	6,080,000	6,233,670
7.00%, 10/15/2055(b)(e)	6,948,000	7,257,846
		33,951,577
Electric Utilities-11.06%
Alliant Energy Corp., 5.75%, 04/01/2056(b)	6,300,000	6,297,144
American Electric Power Co., Inc.
6.95%, 12/15/2054(b)	5,216,000	5,657,748
7.05%, 12/15/2054(b)(e)	3,479,000	3,668,227
3.88%, 02/15/2062(b)	6,517,000	6,364,797
Series C, 5.80%, 03/15/2056(b)	9,560,000	9,500,228
Series D, 6.05%, 03/15/2056(b)	7,820,000	7,829,982
Duke Energy Corp.
6.45%, 09/01/2054(b)	8,689,000	9,131,592
3.25%, 01/15/2082(b)	4,341,000	4,204,610
Edison International
8.13%, 06/15/2053(b)(e)	4,343,000	4,489,507
7.88%, 06/15/2054(b)	3,905,000	4,065,566
Series A, 5.38%(b)(c)	10,071,000	10,085,656
Series B, 5.00%(b)(c)	4,374,000	4,352,054
Emera, Inc. (Canada), Series 16-A, 6.75%, 06/15/2076(b)	10,425,000	10,510,297
Entergy Corp.
7.13%, 12/01/2054(b)	10,420,000	10,969,499
5.88%, 06/15/2056(b)	5,255,000	5,251,423
6.10%, 06/15/2056(b)	6,145,000	6,186,154
EUSHI Finance, Inc., 7.63%, 12/15/2054(b)	4,342,000	4,596,090
Evergy, Inc., 6.65%, 06/01/2055(b)	4,348,000	4,449,765
Exelon Corp., 6.50%, 03/15/2055(b)	8,683,000	9,086,660
	Principal Amount	Value
Electric Utilities-(continued)
National Rural Utilities Cooperative Finance Corp.
5.25%, 04/20/2046(b)	$3,056,000	$3,062,031
7.13%, 09/15/2053(b)	3,478,000	3,666,574
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/2054(b)	10,425,000	11,194,667
6.70%, 09/01/2054(b)	8,686,000	9,036,246
6.38%, 08/15/2055(b)	13,026,000	13,533,845
6.50%, 08/15/2055(b)	8,691,000	9,202,344
4.80%, 12/01/2077(b)(e)	4,774,000	4,676,355
5.65%, 05/01/2079(b)	4,348,000	4,404,789
3.80%, 03/15/2082(b)	5,209,000	5,113,984
PacifiCorp, 7.38%, 09/15/2055(b)	7,384,000	7,515,849
PG&E Corp., 7.38%, 03/15/2055(b)	13,029,000	13,483,569
PPL Capital Funding, Inc., Series A, 6.93% (3 mo. Term SOFR + 2.93%), 03/30/2067(d)	4,169,000	4,123,731
Sierra Pacific Power Co., 6.20%, 12/15/2055(b)	3,910,000	3,895,070
Southern Co. (The)
6.38%, 03/15/2055(b)	15,632,000	16,561,651
Series 21-A, 3.75%, 09/15/2051(b)	8,690,000	8,589,832
Series B, 4.00%, 01/15/2051(b)	10,854,000	10,868,122
		255,625,658
Financial Services-1.93%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
6.95%, 03/10/2055(b)	6,515,000	6,836,492
6.50%, 01/31/2056(b)	4,400,000	4,526,452
Apollo Global Management, Inc., 6.00%, 12/15/2054(b)(e)	4,339,000	4,264,794
Corebridge Financial, Inc.
6.88%, 12/15/2052(b)	8,686,000	8,877,181
6.38%, 09/15/2054(b)	6,518,000	6,577,920
6.88%(b)(c)	4,400,000	4,502,454
Equitable Holdings, Inc., 6.70%, 03/28/2055(b)(e)	4,343,000	4,530,357
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(b)	4,400,000	4,486,425
		44,602,075
Gas Utilities-0.34%
Spire, Inc.
6.25%, 06/01/2056(b)	3,965,000	3,936,086
6.45%, 06/01/2056(b)	3,965,000	3,970,448
		7,906,534
Health Care Equipment & Supplies-0.20%
DENTSPLY SIRONA, Inc., 8.38%, 09/12/2055(b)	4,775,000	4,517,443
Health Care Providers & Services-1.18%
CVS Health Corp.
6.75%, 12/10/2054(b)	6,514,000	6,755,650
7.00%, 03/10/2055(b)	19,543,000	20,568,226
		27,323,876
Independent Power and Renewable Electricity Producers-1.03%
AES Corp. (The)
7.60%, 01/15/2055(b)	8,251,000	8,425,533
6.95%, 07/15/2055(b)	4,344,000	4,242,716
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Independent Power and Renewable Electricity Producers-(continued)
EUSHI Finance, Inc., 6.25%, 04/01/2056(b)	$6,520,000	$6,531,625
Vistra Corp., Series C, 8.88%(b)(c)(f)	4,137,000	4,624,190
		23,824,064
Insurance-5.87%
Aegon Ltd. (Netherlands), 5.50%, 04/11/2048(b)	7,010,000	7,083,991
Allstate Corp. (The)
6.50%, 05/15/2057(b)	4,343,000	4,582,612
Series B, 7.05% (3 mo. Term SOFR + 3.20%), 08/15/2053(d)	6,951,000	6,947,848
American National Group, Inc., 7.00%, 12/01/2055(b)	4,340,000	4,369,577
Assurant, Inc., 7.00%, 03/27/2048(b)	3,474,000	3,583,199
Athene Holding Ltd.
6.63%, 10/15/2054(b)	5,210,000	5,102,834
6.88%, 06/28/2055(b)	5,208,000	5,120,035
Enstar Finance LLC, 5.50%, 01/15/2042(b)	4,348,000	4,299,615
Fidelis Insurance Holdings Ltd. (United Kingdom), 7.75%, 06/15/2055(b)	3,500,000	3,788,921
Lincoln National Corp.
6.47% (3 mo. Term SOFR + 2.62%), 05/17/2066(d)	4,035,000	3,471,305
Series C, 9.25%(b)(c)(e)	4,345,000	4,680,278
MetLife, Inc.
Series D, 5.88%(b)(c)(e)	4,342,000	4,435,197
Series G, 6.35%, 03/15/2055(b)	8,689,000	9,184,716
Nationwide Financial Services, Inc., 6.75%, 05/15/2037	3,472,000	3,488,041
PartnerRe Finance B LLC, 4.50%, 10/01/2050(b)	4,348,000	4,117,515
Prudential Financial, Inc.
4.50%, 09/15/2047(b)	6,512,000	6,448,904
5.70%, 09/15/2048(b)	8,691,000	8,819,270
3.70%, 10/01/2050(b)	6,951,000	6,507,728
5.13%, 03/01/2052(b)	8,682,000	8,631,338
6.00%, 09/01/2052(b)	10,425,000	10,820,451
6.75%, 03/01/2053(b)	4,341,000	4,639,348
6.50%, 03/15/2054(b)	8,685,000	9,156,031
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(b)(e)	6,077,000	6,274,770
		135,553,524
Machinery-0.28%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(b)	6,515,000	6,531,340
Media-0.61%
Paramount Global
6.25%, 02/28/2057(b)	5,643,000	5,498,539
6.38%, 03/30/2062(b)	8,683,000	8,517,382
		14,015,921
Multi-Utilities-7.35%
Algonquin Power & Utilities Corp. (Canada), 4.75%, 01/18/2082(b)	6,516,000	6,426,005
CenterPoint Energy, Inc.
6.70%, 05/15/2055(b)	4,345,000	4,463,623
5.95%, 04/01/2056(b)	6,085,000	6,155,574
Series A, 7.00%, 02/15/2055(b)	3,473,000	3,632,598
Series B, 6.85%, 02/15/2055(b)(e)	3,471,000	3,725,865
	Principal Amount	Value
Multi-Utilities-(continued)
CMS Energy Corp.
4.75%, 06/01/2050(b)	$4,340,000	$4,248,779
3.75%, 12/01/2050(b)	3,473,000	3,198,806
6.50%, 06/01/2055(b)	8,684,000	8,996,337
Dominion Energy, Inc.
6.63%, 05/15/2055(b)	10,857,000	11,281,617
6.00%, 02/15/2056(b)	12,600,000	12,754,252
6.20%, 02/15/2056(b)	11,515,000	11,638,341
Series A, 6.88%, 02/01/2055(b)	8,687,000	9,067,603
Series B, 7.00%, 06/01/2054(b)	8,691,000	9,500,662
Series C, 4.35%(b)(c)	6,519,000	6,457,656
NiSource, Inc.
6.95%, 11/30/2054(b)	4,343,000	4,528,980
6.38%, 03/31/2055(b)	4,339,000	4,499,474
5.75%, 07/15/2056(b)(e)	8,720,000	8,825,114
Sempra
4.13%, 04/01/2052(b)	8,682,000	8,465,816
6.40%, 10/01/2054(b)	10,862,000	11,065,293
6.88%, 10/01/2054(b)	9,560,000	9,808,856
6.55%, 04/01/2055(b)	5,212,000	5,284,640
6.63%, 04/01/2055(b)	3,478,000	3,519,100
6.38%, 04/01/2056(b)	6,950,000	7,084,099
WEC Energy Group, Inc., 5.63%, 05/15/2056(b)	5,255,000	5,336,866
		169,965,956
Oil, Gas & Consumable Fuels-12.07%
BP Capital Markets PLC
4.88%(b)(c)	21,721,000	21,673,576
6.13%(b)(c)	10,854,000	11,201,719
6.45%(b)(c)	11,290,000	12,008,225
Enbridge, Inc. (Canada)
7.20%, 06/27/2054(b)(e)	6,082,000	6,523,705
7.38%, 03/15/2055(b)	4,341,000	4,601,842
5.50%, 07/15/2077(b)	8,687,000	8,688,334
6.25%, 03/01/2078(b)	7,383,000	7,479,289
7.38%, 01/15/2083(b)	4,342,000	4,473,528
7.63%, 01/15/2083(b)	5,217,000	5,711,389
8.50%, 01/15/2084(b)(e)	10,863,000	12,504,736
Series 16-A, 6.00%, 01/15/2077(b)	6,512,000	6,539,279
Series 20-A, Conv., 5.75%, 07/15/2080(b)(e)	8,687,000	8,809,582
Series NC5, 8.25%, 01/15/2084(b)	6,514,000	6,966,085
Energy Transfer L.P.
8.00%, 05/15/2054(b)	6,952,000	7,418,618
7.13%, 10/01/2054(b)(e)	3,470,000	3,533,480
6.50%, 02/15/2056(b)	10,420,000	10,285,875
6.75%, 02/15/2056(b)	6,945,000	6,915,505
7.13% (3 mo. Term SOFR + 3.28%), 11/01/2066(d)(e)	4,734,000	4,707,930
Series B, 6.63%(b)(c)	4,776,000	4,790,046
Series G, 7.13%(b)(c)	9,553,000	9,838,768
Series H, 6.50%(b)(c)	7,821,000	7,874,347
Enterprise Products Operating LLC
5.38%, 02/15/2078(b)	6,084,000	6,089,482
Series D, 7.10% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	3,062,000	3,061,042
Series E, 5.25%, 08/16/2077(b)	8,683,000	8,674,188
Phillips 66 Co.
Series A, 5.88%, 03/15/2056(b)	8,690,000	8,564,300
Series B, 6.20%, 03/15/2056(b)	8,690,000	8,707,493
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2025
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Plains All American Pipeline L.P., Series B, 8.22% (3 mo. Term SOFR + 4.37%)(c)(d)	$6,946,000	$6,979,749
South Bow Canadian Infrastructure Holdings Ltd. (Canada)
7.50%, 03/01/2055(b)	5,635,000	5,996,418
7.63%, 03/01/2055(b)	3,905,000	4,065,933
TransCanada PipeLines Ltd. (Canada)
7.00%, 06/01/2065(b)	6,513,000	6,653,961
6.32% (3 mo. Term SOFR + 2.47%), 05/15/2067(d)	8,682,000	7,772,050
Transcanada Trust (Canada)
5.30%, 03/15/2077(b)	13,032,000	13,002,304
5.50%, 09/15/2079(b)	9,551,000	9,483,952
5.60%, 03/07/2082(b)	6,948,000	6,846,929
Series 16-A, 5.88%, 08/15/2076(b)	10,427,000	10,445,456
		278,889,115
Wireless Telecommunication Services-2.26%
Rogers Communications, Inc. (Canada)
7.00%, 04/15/2055(b)	9,558,000	9,944,898
7.13%, 04/15/2055(b)	8,690,000	9,203,007
Vodafone Group PLC (United Kingdom)
7.00%, 04/04/2079(b)	17,373,000	18,225,024
4.13%, 06/04/2081(b)	8,688,000	8,177,421
5.13%, 06/04/2081(b)	8,250,000	6,553,387
		52,103,737
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,952,936,148)		1,975,546,425
	Shares
Preferred Stocks-13.44%
Banks-4.26%
Associated Banc-Corp, Pfd., 6.63%(b)	107,127	2,652,465
Banc of California, Inc., Series F, Pfd., 7.75%(b)	182,873	4,564,510
Bank of America Corp.
Series E, Pfd., 4.46% (3 mo. Term SOFR + 0.61%)(d)(e)	112,158	2,227,458
Series 5, Pfd., 4.63% (3 mo. Term SOFR + 0.76%)(d)(e)	146,885	2,817,254
Series 2, Pfd., 4.73% (3 mo. Term SOFR + 0.91%)(d)	109,049	2,095,922
Series 4, Pfd., 4.83% (3 mo. Term SOFR + 1.01%)(d)(e)	74,622	1,485,724
Series K, Pfd., 6.45%	373,335	9,658,176
Citizens Financial Group, Inc., Series I, Pfd., 6.50%(b)	142,350	3,621,384
Comerica, Inc., Series B, Pfd., 6.88%(b)	139,750	3,605,550
ConnectOne Bancorp, Inc., Series A, Pfd., 5.25%(b)(e)	41,210	995,222
Fifth Third Bancorp, Series I, Pfd., 7.97%(b)	160,632	4,123,423
Flagstar Bank N.A, Series A, Pfd., 6.38%(b)	183,477	4,095,207
Huntington Bancshares, Inc., Series J, Pfd., 6.88%(b)	115,752	2,986,402
KeyCorp
Series E, Pfd., 6.13%(b)	178,303	4,459,358
Pfd., 6.20%(b)	213,528	5,397,988
M&T Bank Corp., Series H, Pfd., 5.63%(b)	89,151	2,235,016
	Shares	Value
Banks-(continued)
Midland States Bancorp, Inc., Pfd., 7.75%(b)(e)	41,225	$1,006,302
Regions Financial Corp.
Series C, Pfd., 5.70%(b)	178,302	4,229,323
Pfd., 6.95%(b)	178,302	4,566,314
Synovus Financial Corp.
Series D, Pfd., 7.39% (3 mo. Term SOFR + 3.61%)(d)(e)	71,176	1,807,870
Series E, Pfd., 8.40%(b)(e)	124,377	3,283,553
Truist Financial Corp., Series I, Pfd., 4.56% (3 mo. Term SOFR + 0.79%)(d)(e)	61,692	1,262,218
U.S. Bancorp
Series B, Pfd., 4.77% (3 mo. Term SOFR + 0.86%)(d)	355,979	6,539,334
Series A, Pfd., 5.19% (3 mo. Term SOFR + 1.28%)(d)	5,131	4,034,865
UMB Financial Corp., Pfd., 7.75%(b)	107,125	2,863,451
Valley National Bancorp
Series B, Pfd., 7.84% (3 mo. Term SOFR + 3.84%)(d)(e)	36,116	917,346
Series A, Pfd., 8.11% (3 mo. Term SOFR + 4.11%)(d)	41,125	1,044,164
Series C, Pfd., 8.25%(b)	53,282	1,387,996
Wesbanco, Inc., Series B, Pfd., 7.38%(b)	80,675	2,079,802
Western Alliance Bancorporation, Series A, Pfd., 4.25%(b)(e)	107,126	2,372,841
Wintrust Financial Corp., Series F, Pfd., 7.88%(b)	151,723	3,984,246
		98,400,684
Capital Markets-1.22%
Bank of New York Mellon Corp. (The), Series K, Pfd., 6.15%(b)	178,302	4,589,493
Goldman Sachs Group, Inc. (The)
Series D, Pfd., 4.80% (3 mo. Term SOFR + 0.93%)(d)(e)	479,879	9,261,665
Series A, Pfd., 4.88% (3 mo. Term SOFR + 1.01%)(d)	266,449	5,182,433
Series C, Pfd., 4.88% (3 mo. Term SOFR + 1.01%)(d)	71,077	1,388,134
Morgan Stanley, Series A, Pfd., 4.87% (3 mo. Term SOFR + 0.96%)(d)	391,830	7,719,051
		28,140,776
Consumer Finance-0.20%
Synchrony Financial, Series B, Pfd., 8.25%(b)	178,302	4,655,465
Electric Utilities-0.25%
SCE Trust IV, Series J, Pfd., 7.43% (3 mo. Term SOFR + 3.39%)(d)	115,752	2,942,416
SCE Trust V, Series K, Pfd., 5.45%(b)	107,126	2,704,931
		5,647,347
Financial Services-1.72%
Apollo Global Management, Inc., Pfd., 7.63%(b)	213,528	5,649,951
Citigroup Capital XIII, Pfd., 10.47% (3 mo. Term SOFR + 6.63%)(d)	798,519	23,915,644
Compass Diversified Holdings, Series B, Pfd., 7.88%(b)	67,069	1,229,375
Jackson Financial, Inc., Pfd., 8.00%(b)	195,652	5,122,169
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Financial Services-(continued)
Merchants Bancorp, Pfd., 8.25%(b)	50,769	$1,256,025
Voya Financial, Inc., Series B, Pfd., 5.35%(b)	107,126	2,606,376
		39,779,540
Food Products-0.35%
CHS, Inc.
Series 3, Pfd., 6.75%(d)	175,290	4,368,227
Series 2, Pfd., 7.10%(d)(e)	149,238	3,747,366
		8,115,593
Independent Power and Renewable Electricity Producers-0.17%
Tennessee Valley Authority
Series D, Pfd., 2.13% (30 yr. U.S. Treasury Yield Curve Rate + 0.94%)(d)(e)	91,382	2,204,134
Series A, Pfd., 2.22% (30 yr. U.S. Treasury Yield Curve Rate + 0.84%)(d)	74,059	1,792,227
		3,996,361
Insurance-1.87%
Allstate Corp. (The), Pfd., 7.20% (3 mo. Term SOFR + 3.43%)(d)(e)	178,302	4,653,682
Athene Holding Ltd.
Series A, Pfd., 6.35%(b)	307,091	7,594,360
Pfd., 7.25%(b)	204,744	5,163,644
Series E, Pfd., 7.75%(b)	178,300	4,575,178
Enstar Group Ltd., Series D, Pfd., 7.00%(b)	145,621	3,458,499
Kemper Corp., Pfd., 5.88%(b)	53,201	1,265,120
MetLife, Inc., Series A, Pfd., 5.30% (3 mo. Term SOFR + 1.26%)(d)(e)	213,528	4,750,998
Reinsurance Group of America, Inc.
Pfd., 5.75%(b)(e)	142,352	3,567,341
Pfd., 7.13%(b)(e)	249,478	6,394,121
SiriusPoint Ltd., Series B, Pfd., 8.00% (Sweden)(b)	71,176	1,791,500
		43,214,443
Mortgage REITs-2.87%
ACRES Commercial Realty Corp., Series C, Pfd., 9.70% (3 mo. Term SOFR + 5.93%)(d)(e)	42,850	1,078,534
Adamas Trust, Inc.
Series F, Pfd., 6.88%(b)(e)	51,379	1,153,459
Series D, Pfd., 8.00%(b)(e)	54,533	1,212,814
Series E, Pfd., 11.25% (3 mo. USD LIBOR + 6.43%)(d)	66,226	1,645,054
AGNC Investment Corp.
Series G, Pfd., 7.75%(b)	53,262	1,316,637
Series D, Pfd., 8.50% (3 mo. Term SOFR + 4.59%)(d)(e)	84,147	2,054,028
Series F, Pfd., 8.73% (3 mo. Term SOFR + 4.96%)(d)	204,903	5,085,692
Series E, Pfd., 9.16% (3 mo. Term SOFR + 5.25%)(d)	143,323	3,607,440
Series C, Pfd., 9.28% (3 mo. Term SOFR + 5.37%)(d)	115,752	2,929,683
	Shares	Value
Mortgage REITs-(continued)
Annaly Capital Management, Inc.
Series G, Pfd., 8.44% (3 mo. Term SOFR + 4.43%)(d)	151,277	$3,819,744
Series I, Pfd., 9.25% (3 mo. Term SOFR + 5.25%)(d)(e)	157,739	4,041,273
Series F, Pfd., 9.26% (3 mo. Term SOFR + 5.25%)(d)	256,378	6,568,404
Arbor Realty Trust, Inc., Series F, Pfd., 6.25%(b)(e)	100,724	2,235,066
Chimera Investment Corp.
Series C, Pfd., 8.78% (3 mo. Term SOFR + 5.00%)(d)(e)	92,601	2,065,002
Series D, Pfd., 9.60% (3 mo. Term SOFR + 5.60%)(d)(e)	71,176	1,741,677
Series B, Pfd., 10.05% (3 mo. Term SOFR + 6.05%)(d)	115,752	2,822,034
Dynex Capital, Inc., Series C, Pfd., 9.49% (3 mo. Term SOFR + 5.72%)(d)	39,918	1,036,814
Ellington Financial, Inc.
Series B, Pfd., 6.25%(b)(e)	43,027	1,007,809
Pfd., 10.05% (3 mo. USD LIBOR + 5.20%)(d)	41,125	1,032,238
Granite Point Mortgage Trust, Inc., Series A, Pfd., 7.00%(b)(e)	73,155	1,456,516
MFA Financial, Inc., Series C, Pfd., 9.61% (3 mo. Term SOFR + 5.61%)(d)	97,776	2,316,313
Rithm Capital Corp.
Series D, Pfd., 7.00%(b)(e)	165,502	4,039,904
Series C, Pfd., 9.08% (3 mo. Term SOFR + 5.23%)(d)	141,518	3,467,191
Series B, Pfd., 9.75% (3 mo. Term SOFR + 5.90%)(d)(e)	100,025	2,510,627
Series A, Pfd., 9.92% (3 mo. Term SOFR + 6.06%)(d)(e)	37,762	954,246
Two Harbors Investment Corp.
Series B, Pfd., 7.63%(b)	90,524	2,051,274
Series A, Pfd., 8.13%(b)	45,009	1,059,512
Series C, Pfd., 9.04% (3 mo. Term SOFR + 5.27%)(d)	86,230	2,060,897
		66,369,882
Multi-Utilities-0.14%
Algonquin Power & Utilities Corp., Series 19-A, Pfd., 8.66% (3 mo. USD LIBOR + 4.01%), (Canada)(d)	124,377	3,196,489
Oil, Gas & Consumable Fuels-0.35%
GasLog Partners L.P., Series A, Pfd., 8.63% (Greece)(b)	45,309	1,155,692
NGL Energy Partners L.P., Series B, Pfd., 11.25% (3 mo. Term SOFR + 7.47%)(d)	112,178	2,613,747
Seapeak LLC, Series B, Pfd., 8.50% (Bermuda)(b)	59,067	1,515,069
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(b)	42,384	1,125,295
Series F, Pfd., 9.50% (Greece)(b)	60,370	1,620,935
		8,030,738
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2025
(Unaudited)
	Shares	Value
Trading Companies & Distributors-0.04%
FTAI Aviation Ltd., Series C, Pfd., 8.25%(b)(e)	37,676	$968,650
Total Preferred Stocks (Cost $321,127,853)		310,515,968
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.92% (Cost $2,274,064,001)		2,286,062,393
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.75%
Invesco Private Government Fund, 4.00%(g)(h)(i)	49,890,814	49,890,814
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.12%(g)(h)(i)	129,107,400	$129,146,132
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $179,036,967)		179,036,946
TOTAL INVESTMENTS IN SECURITIES-106.67% (Cost $2,453,100,968)		2,465,099,339
OTHER ASSETS LESS LIABILITIES-(6.67)%		(154,062,956)
NET ASSETS-100.00%		$2,311,036,383

Investment Abbreviations:
Conv.	-Convertible
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(e)	All or a portion of this security was out on loan at November 30, 2025.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2025 represented less than 1% of the Fund’s Net Assets.

(g)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2025.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$91,998,412	$(91,998,412)	$-	$-	$-	$129,735
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	52,399,814	47,917,386	(50,426,386)	-	-	49,890,814	548,264 *
Invesco Private Prime Fund	136,321,880	102,882,664	(110,057,154)	(11,519)	10,261	129,146,132	1,472,922 *
Total	$188,721,694	$242,798,462	$(252,481,952)	$(11,519)	$10,261	$179,036,946	$2,150,921

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2025
(Unaudited)
(h)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025, for each Fund, (except for Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF). As of November 30, 2025, all of the securities in Invesco California AMT-Free Municipal Bond ETF, Invesco Floating Rate Municipal Income ETF, Invesco National AMT-Free Municipal Bond ETF and Invesco New York AMT-Free Municipal Bond ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$858,339,299	$-	$-	$858,339,299
Money Market Funds	-	29,815,301	-	29,815,301
Total Investments	$858,339,299	$29,815,301	$-	$888,154,600
Invesco Equal Weight 0-30 Year Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$905,193,449	$-	$905,193,449
Money Market Funds	122,398	-	-	122,398
Total Investments	$122,398	$905,193,449	$-	$905,315,847
Invesco Fundamental High Yield® Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$388,021,091	$-	$388,021,091
Money Market Funds	608,866	129,184,809	-	129,793,675
Total Investments	$608,866	$517,205,900	$-	$517,814,766
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$95,217,045	$-	$95,217,045
Money Market Funds	450,551	7,159,733	-	7,610,284
Total Investments	$450,551	$102,376,778	$-	$102,827,329

	Level 1	Level 2	Level 3	Total
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$3,907,473,454	$-	$-	$3,907,473,454
Money Market Funds	-	58,575,038	-	58,575,038
Total Investments	$3,907,473,454	$58,575,038	$-	$3,966,048,492
Invesco Short Term Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$2,261,335,625	$-	$2,261,335,625
Money Market Funds	40,746	-	-	40,746
Total Investments	$40,746	$2,261,335,625	$-	$2,261,376,371
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$962,897,208	$-	$962,897,208
Money Market Funds	42,529,453	-	-	42,529,453
Total Investments	$42,529,453	$962,897,208	$-	$1,005,426,661
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,975,546,425	$-	$1,975,546,425
Preferred Stocks	310,515,968	-	-	310,515,968
Money Market Funds	-	179,036,946	-	179,036,946
Total Investments	$310,515,968	$2,154,583,371	$-	$2,465,099,339